UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08767

UBS Series Funds

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Keith A. Weller, Esq.

UBS Asset Management

One North Wacker Drive

Chicago, IL 60606

(Name and address of agent for service)

Copy to:

Stephen H. Bier, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036-6797

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: April 30

Date of reporting period: April 30, 2020

Item 1. Reports to Stockholders.

(a)	Copy of the report transmitted to shareholders:

(b)

Copy of each notice transmitted to shareholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended (the “1940 Act”), that contains disclosures specified by paragraph (c)(3) of that rule: Not applicable to the registrant.

UBS Liquid Assets Government Fund

Annual Report  |  April 30, 2020

UBS Liquid Assets Government Fund

June 10, 2020

Dear Shareholder,

We present you with the annual report for UBS Liquid Assets Government Fund (the “Fund”) for the 12 months ended April 30, 2020 (the “reporting period”).

Performance

The US Federal Reserve Board lowered the federal funds rate five times during the 12 months ended April 30, 2020 and ended the reporting period in a range between 0.00% and 0.25%. The federal funds rate, or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) The yields on a wide range of short-term investments declined over the period. As a result, the Fund’s yield declined during the reporting period.

The seven-day current yield for the Fund as of April 30, 2020 was 0.39% compared to 2.44% on April 30, 2019 (after fee waivers). (For more information on the Fund’s performance, refer to “Yields and characteristics at a glance” on page 4.)

An interview with Portfolio Manager Robert Sabatino

Q.	How would you describe the economic environment during the reporting period?
A.

After initially expanding at a moderate pace, the US economy then significantly contracted given the impact from the COVID-19 pandemic. Looking back, the US Commerce Department reported that gross domestic product (“GDP”) grew at a 2.0%, 2.1% and 2.1% seasonally adjusted annualized rate during the second, third and fourth quarters of 2019, respectively. The US Commerce Department’s initial estimate for first quarter GDP was -4.8%, which represented the largest quarterly decline since the fourth quarter of 2008. With large portions of the economy shut down in an attempt to “flatten the curve” and thwart the spread of COVID-19, second quarter 2020 GDP is also expected to be extremely weak.

Q.	How did the US Federal Reserve Board (the “Fed”) react to the economic environment?
A.

The Fed took a number of aggressive—and in some cases unprecedented—actions in an attempt to support the economy. After raising interest rates four times in 2018, the Fed indicated it would pause from additional rate hikes. After analyzing incoming economic data for several months, the Fed pulled the trigger and lowered the federal funds rate at its meetings in July, September and October 2019. At its meeting in January 2020, the Fed reiterated its intention to pause from further actions for the time being as it analyzed incoming economic data. However, given the rapid spread of COVID-19 and its impact on the economy, on March 3, 2020 the Fed cut the federal funds rate to a range between 1.00% and 1.25%. Then, on March 15, the Fed lowed the federal funds rate to a range between 0.00% and 0.25%. In addition, the Fed announced that, “over coming months the Committee will increase its holdings of Treasury securities by at least $500 billion and its holdings of agency mortgage-backed securities by at least $200 billion.” On March 23, the Fed said, “It has become clear that our economy will face severe disruptions... Aggressive efforts must be taken across the public and private sectors to limit the losses to jobs and incomes and to promote a swift recovery once the disruptions abate.” This included essentially unlimited purchases of Treasury and mortgage securities. Finally, on April 29, 2020, the Fed said, “To support the flow of credit to households and businesses, the Federal Reserve will continue to purchase Treasury securities and agency residential and commercial mortgage-backed securities in the amounts needed to support smooth market functioning, thereby fostering effective transmission of monetary policy to broader financial conditions.”

UBS Liquid Assets Government Fund

Investment goal:

Provide as high a level of current interest income as is consistent with maintaining liquidity and principal stability

Portfolio Managers:

Robert Sabatino

David J. Walczak UBS Asset Management (Americas) Inc.

Commencement:

February 14, 2000

Dividend payments:

Monthly

1

UBS Liquid Assets Government Fund

Q.	How did you position the Fund over the fiscal year?
A.

We tactically adjusted the Fund’s weighted average maturity (WAM)—which is the weighted average maturity of the securities in the portfolio—throughout the 12-month review period. When the reporting period began, the Fund had a WAM of 22 days. At the end of the period on April 30, 2020, the Fund’s WAM was 48 days.

Q.	What level of portfolio diversification did you maintain during the reporting period?
A.	At the issuer level, we maintained a high level of diversification over the 12-month period, investing in smaller positions with the goal of reducing risk and keeping the Fund highly liquid.

Q.	What types of securities did you emphasize over the period?
A.

Several adjustments were made to the Fund’s sector positioning during the 12-month period. We decreased the Fund’s direct exposures to US government agency obligations and repurchase agreements backed by those securities and US Treasuries. (Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.) In contrast, we initiated a position in US Treasury obligations.

Q.	What factors do you believe will affect the Fund over the coming months?
A.

As of this writing, it is unclear what the ultimate impact from the COVID-19 pandemic will be on the global economy. That being said, it’s widely expected that the US will experience a recession. Against this backdrop, we expect the Fed to remain highly accommodative and inflation to remain generally well contained. In this environment, we anticipate continuing to manage the Funds focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Igor Lasun President—UBS Series Funds UBS Liquid Assets Government Fund Executive Director UBS Asset Management (Americas) Inc.	David J. Walczak Portfolio Manager—UBS Series Funds UBS Liquid Assets Government Fund Executive Director UBS Asset Management (Americas) Inc.

Robert Sabatino Portfolio Manager—UBS Series Funds UBS Liquid Assets Government Fund Managing Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the 12-month period ended April 30, 2020. The views and opinions in the letter were current as of June 10, 2020. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Website at www.ubs.com/am-us.

2

UBS Liquid Assets Government Fund

Understanding your Fund’s expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees (unless waived) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2019 to April 30, 2020.

Actual expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

The example does not reflect any program fees (e.g., ACCESSSM program fees, Resource Management Account® (RMA®) program fees) as these are external to the Fund and relate to the particular program chosen by the investor.

	Beginning account value November 1, 2019	Ending account value[1] April 30, 2020	Expenses paid during period[2] 11/01/19 to 04/30/20	Expense ratio during the period

Actual	$1,000.00	$1,006.40	$0.30	0.06%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.57	0.30	0.06

[1]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[2]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half year period).

3

UBS Liquid Assets Government Fund

Yields and characteristics at a glance—April 30, 2020 (unaudited)

Yields and Characteristics
Seven-Day current yield after fee waivers and/or expense reimbursements[1]	0.39%
Seven-Day effective yield after fee waivers and/or expense reimbursements[1]	0.39
Seven-Day current yield before fee waivers and/or expense reimbursements[1]	0.36
Seven-Day effective yield before fee waivers and/or expense reimbursements[1]	0.36
Weighted average maturity[2]	48 days

Portfolio composition[3]
U.S. government agency obligations	62.6%
Repurchase agreements	29.3
U.S. Treasury obligations	8.1
Liabilities in excess of other assets	(0.00)†
Total	100.0%

†	Amount represents less than 0.05%
[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	The Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[3]	Weightings represent percentages of the Fund’s net assets as of the date indicated. The Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in UBS Liquid Assets Government Fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, the fund cannot guarantee it will do so. An investment in UBS Liquid Assets Government Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Liquid Assets Government Fund’s sponsor has no legal obligation to provide financial support to UBS Liquid Assets Government Fund, and you should not expect that the fund’s sponsor will provide financial support to UBS Liquid Assets Government Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

4

UBS Liquid Assets Government Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
U.S. government agency obligations—62.6%
Federal Farm Credit Bank
0.080%, due 10/02/20[1]	$10,000,000	$9,996,578
SOFRRATE + 0.080%, 0.090%, due 05/01/20[2]	2,000,000	2,000,000
0.200%, due 11/06/20[1]	7,000,000	6,992,650
0.520%, due 09/11/20[1]	7,000,000	6,986,552
0.520%, due 10/16/20[1]	3,500,000	3,491,507
0.520%, due 10/28/20[1]	3,500,000	3,490,900
1.550%, due 08/04/20[1]	8,000,000	7,967,278
Federal Home Loan Bank
SOFRRATE + 0.020%, 0.030%, due 05/01/20[2]	3,500,000	3,500,000
SOFRRATE + 0.030%, 0.040%, due 05/01/20[2]	18,500,000	18,489,044
SOFRRATE + 0.060%, 0.070%, due 05/01/20[2]	13,000,000	13,000,000
0.090%, due 07/24/20[1]	15,000,000	14,996,850
SOFRRATE + 0.100%, 0.110%, due 05/01/20[2]	16,000,000	16,000,000
0.114%, due 07/29/20[1]	7,000,000	6,998,027
0.120%, due 07/22/20[1]	8,000,000	7,997,813
0.150%, due 08/19/20[1]	8,000,000	7,996,333
SOFRRATE + 0.140%, 0.150%, due 05/01/20[2]	8,000,000	8,000,000
0.160%, due 09/18/20[1]	8,000,000	7,995,022
0.170%, due 08/31/20[1]	7,000,000	6,995,967
SOFRRATE + 0.160%, 0.170%, due 05/01/20[2]	8,000,000	8,000,000
0.190%, due 10/02/20[1]	8,000,000	7,993,498
0.190%, due 11/03/20[1]	8,000,000	7,992,147
0.200%, due 07/15/20[1]	10,000,000	9,995,833
0.200%, due 09/18/20[1]	3,000,000	2,997,667
0.200%, due 11/06/20[1]	18,000,000	17,981,100
0.200%, due 04/29/21[1]	4,000,000	3,991,933
0.240%, due 01/06/21[1]	3,805,000	3,798,658
SOFRRATE + 0.230%, 0.240%, due 05/01/20[2]	17,500,000	17,500,000
0.250%, due 07/01/20[1]	2,000,000	1,999,153
SOFRRATE + 0.240%, 0.250%, due 05/01/20[2]	8,000,000	8,000,756
0.261%, due 07/15/20[1]	5,000,000	4,997,281
0.280%, due 07/17/20[1]	2,000,000	1,998,802
0.280%, due 07/22/20[1]	5,000,000	4,996,811
0.280%, due 11/24/20[1]	5,000,000	4,991,950
0.310%, due 09/11/20	8,000,000	7,999,212
0.320%, due 10/26/20[1]	9,000,000	8,985,760
0.340%, due 11/16/20[1]	9,000,000	8,983,085
1 mo. USD LIBOR – 0.050%, 0.437%, due 05/27/20[2]	4,000,000	4,000,000
0.520%, due 08/03/20[1]	8,000,000	7,989,138
0.550%, due 05/07/20[1]	2,000,000	1,999,817
1 mo. USD LIBOR – 0.040%, 0.678%, due 05/18/20[2]	8,000,000	8,000,000
1 mo. USD LIBOR – 0.040%, 0.711%, due 05/17/20[2]	6,000,000	6,000,000
1 mo. USD LIBOR – 0.070%, 0.759%, due 05/12/20[2]	9,000,000	9,000,000

	Face amount	Value
US government and agency obligations—(concluded)
1 mo. USD LIBOR – 0.030%, 0.799%, due 05/12/20[2]	$5,000,000	$5,000,000
1 mo. USD LIBOR – 0.040%, 0.824%, due 05/09/20[2]	9,000,000	9,000,000
1.400%, due 06/29/20[1]	9,000,000	8,979,350
1.530%, due 05/01/20[1]	8,000,000	8,000,000
1.549%, due 05/20/20[1]	10,000,000	9,991,825
1.550%, due 05/01/20[1]	10,000,000	10,000,000
1.550%, due 05/08/20[1]	19,500,000	19,494,123
1.560%, due 05/29/20[1]	25,000,000	24,969,667
1.560%, due 07/15/20[1]	5,000,000	4,983,750
1.565%, due 05/20/20[1]	2,000,000	1,998,348
1.565%, due 07/01/20[1]	8,000,000	7,978,786
1.565%, due 07/06/20[1]	8,000,000	7,977,047
1.569%, due 05/22/20[1]	10,000,000	9,990,848
1.570%, due 06/01/20[1]	6,000,000	5,991,888
1.570%, due 06/12/20[1]	7,000,000	6,987,178
1.570%, due 07/07/20[1]	18,500,000	18,445,944
1.570%, due 07/31/20[1]	9,000,000	8,964,283
1.571%, due 05/08/20[1]	10,000,000	9,996,945
1.573%, due 05/01/20[1]	4,000,000	4,000,000
1.590%, due 08/10/20[1]	10,000,000	9,955,392
1.595%, due 06/26/20[1]	5,000,000	4,987,595
1.600%, due 05/22/20[1]	17,477,000	17,460,688
1.600%, due 06/02/20[1]	8,000,000	7,988,622
1.605%, due 05/20/20[1]	2,500,000	2,497,882
Federal Home Loan Mortgage Corp.
SOFRRATE + 0.010%, 0.020%, due 05/01/20[2]	7,000,000	7,000,000
SOFRRATE + 0.025%, 0.035%, due 05/01/20[2]	7,800,000	7,800,000
SOFRRATE + 0.050%, 0.060%, due 05/01/20[2]	9,000,000	9,000,000
0.130%, due 08/19/20[1]	8,000,000	7,996,822
0.680%, due 07/17/20[1]	12,000,000	11,982,547
Federal National Mortgage Association
SOFRRATE + 0.040%, 0.050%, due 05/01/20[2]	21,000,000	21,000,000
0.190%, due 09/16/20[1]	5,000,000	4,996,358
0.280%, due 07/15/20[1]	8,000,000	7,995,333
1.555%, due 05/15/20[1]	8,000,000	7,995,162
Total U.S. government agency obligations (cost—$634,493,505)		634,493,505

U.S. Treasury obligations—8.1%
U.S. Treasury Notes
3 mo. Treasury money market yield + 0.300%, 0.425%, due 05/01/20[2]	2,500,000	2,502,192
1.375%, due 05/31/20	6,000,000	5,998,899
1.375%, due 08/31/20	5,000,000	4,995,532
1.375%, due 09/30/20	5,000,000	4,994,102
1.375%, due 10/31/20	5,000,000	5,015,042
1.500%, due 05/31/20	19,000,000	18,998,344
1.625%, due 10/15/20	5,000,000	5,018,493
2.000%, due 09/30/20	7,000,000	7,033,608
2.000%, due 11/30/20	4,000,000	4,036,659
2.000%, due 01/15/21	4,000,000	4,045,398

5

UBS Liquid Assets Government Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
U.S. Treasury obligations—(concluded)
2.500%, due 05/31/20	$9,000,000	$9,006,620
2.625%, due 08/15/20	5,000,000	5,014,208
2.750%, due 09/30/20	5,000,000	5,028,721
Total U.S. Treasury obligations (cost—$81,687,818)		81,687,818

Repurchase agreements—29.3%
Repurchase agreement dated 04/30/20 with Fixed Income Clearing Corp., 0.030% due 05/01/20, collateralized by $150,000 U.S. Treasury Inflation Index Note, 0.125% due 04/15/22; (value—$158,381); proceeds: $155,000	155,000	155,000
Repurchase agreement dated 04/30/20 with Goldman Sachs & Co., 0.020% due 05/01/20, collateralized by $1,200,000 Federal Home Loan Bank obligations, zero coupon due 05/22/20 to 07/24/20, $24,028,355 U.S. Treasury Bond STRIPS, zero coupon due 05/15/24 to 02/15/35 and $49,499,000 U.S. Treasury Note, 2.875% due 10/31/20; (value—$73,134,000); proceeds: $71,700,040	71,700,000	71,700,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/30/20 with MUFG Securities Americas Inc., 0.030% due 05/01/20, collateralized by $27,243,883 Federal Home Loan Mortgage Corp. obligations, 3.500% due 12/15/29 to 01/15/55, $79,805,424 Federal National Mortgage Association obligations, 1.500% to 4.000% due 05/25/38 to 10/25/53 and $165,394,586 Government National Mortgage Association obligations, 1.168% to 4.000% due 05/20/39 to 03/20/49; (value—$229,500,000); proceeds: $225,000,188	$225,000,000	$225,000,000
Total repurchase agreements (cost—$296,855,000)		296,855,000
Total investments (cost—$1,013,036,323 which approximates cost for federal income tax purposes)—100.0%		1,013,036,323

Liabilities in excess of other assets—(0.0)%†		(56,157)
Net assets—100.0%		$1,012,980,166

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments. In the event the Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
U.S. government agency obligations	$—	$634,493,505	$—	$634,493,505
U.S. Treasury obligations	—	81,687,818	—	81,687,818
Repurchase agreements	—	296,855,000	—	296,855,000
Total	$—	$1,013,036,323	$—	$1,013,036,323

At April 30, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05%.
[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

Portfolio acronyms

LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIP	Separate Trading of Registered Interest and Principal of Securities

See accompanying notes to financial statements.

6

UBS Liquid Assets Government Fund

Statement of assets and liabilities

April 30, 2020

Assets:
Investments, at value (cost—$716,181,323)	$716,181,323
Repurchase agreements, at value (cost —$296,855,000)	296,855,000
Total investments in securities, at value (cost—$1,013,036,323)	1,013,036,323
Cash	234
Receivable for interest	466,615
Other assets	47,831
Total assets	1,013,551,003

Liabilities:
Dividends payable to shareholders	414,628
Payable to Trustees	134
Accrued expenses and other liabilities	156,075
Total liabilities	570,837

Net assets consist of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	$1,012,949,288
Distributable earnings (losses)	30,878
Net assets	$1,012,980,166
Shares outstanding	1,012,945,726
Net asset value per share	$1.00

See accompanying notes to financial statements.

7

UBS Liquid Assets Government Fund

Statement of operations

For the year ended April 30, 2020
Investment income:
Interest	$31,577,349
Expenses:
Investment advisory and administration fees	487,584
Transfer agency fees	167,711
Custody and fund accounting fees	68,707
Trustees fees	25,130
Professional services fees	114,149
Printing and shareholder report fees	64,680
Federal and state registration fees	68,566
Insurance expense	17,624
Other	96,359
Total expenses	1,110,510
Fee waivers by investment advisor and administrator	(487,584)
Net expenses	622,926
Net investment income (loss)	30,954,423
Net realized gain (loss)	32,620
Net increase (decrease) in net assets resulting from operations	$30,987,043

See accompanying notes to financial statements.

8

UBS Liquid Assets Government Fund

Statement of changes in net assets

	For the years ended April 30,
	2020	2019
From operations:

Net investment income (loss)	$30,954,423	$41,328,759
Net realized gain (loss)	32,620	4,406
Net increase (decrease) in net assets resulting from operations	30,987,043	41,333,165
Total distributions	(30,958,829)	(41,328,759)
Net increase (decrease) in net assets from beneficial interest transactions	(1,221,689,145)	1,134,735,138
Net increase (decrease) in net assets	(1,221,660,931)	1,134,739,544
Net assets:

Beginning of year	2,234,641,097	1,099,901,553
End of year	$1,012,980,166	$2,234,641,097

See accompanying notes to financial statements.

9

UBS Liquid Assets Government Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2020	2019	2018	2017	2016
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.017	0.022	0.011	0.004	0.002
Net realized gain (loss)[1]	0.000	0.000	0.000	0.000	0.000
Net increase (decrease) from operations	0.017	0.022	0.011	0.004	0.002
Dividends from net investment income	(0.017)	(0.022)	(0.011)	(0.004)	(0.002)
Distributions from net realized gains	—	—	—	—	(0.000)[1]
Total dividends and distributions	(0.017)	(0.022)	(0.011)	(0.004)	(0.002)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	1.75%	2.16%	1.14%	0.42%	0.18%[3]
Ratios to average net assets:
Expenses before fee waivers	0.07%	0.08%	0.10%	0.11%	0.13%
Expenses after fee waivers	0.04%	0.03%	0.05%	0.05%	0.07%
Net investment income (loss)	1.90%	2.20%	1.13%	0.45%	0.19%
Supplemental data:
Net assets, end of year (000’s)	$1,012,980	$2,234,641	$1,099,902	$1,275,587	$628,919

[1]	Amount represents less than $0.0005 per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]

Effective April 15, 2016, the fund changed from being a “prime” money market fund able to invest in a wide range of governmental and nongovernmental debt securities to being a “government” money market fund focusing its investments in US government securities and related repurchase agreements backed by such securities; therefore, performance for prior periods reflects a different investment focus.

See accompanying notes to financial statements.

10

UBS Liquid Assets Government Fund

Notes to financial statements

Organization and significant accounting policies

UBS Liquid Assets Government Fund (the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty-two series. The financial statements for the other series of the Trust are not included herein.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Fund. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In March 2017, the FASB issued Accounting Standards Update (“ASU”) 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities (“ASU 2017-08”). The update provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. ASU 2017-08 is effective for annual periods, and interim periods within those annual periods, begining after December 15, 2018. Management has assessed the impact of these changes, and the changes are incorporated within the financial statements. During the year ended April 30, 2020, ASU 2017-08 update did not have an impact on the Fund.

In August 2018, the FASB issued (“ASU”) 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update introduces new fair value disclosure requirements, eliminates some prior fair value disclosure requirements, and modifies certain existing fair value disclosure requirements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Management has assessed the potential impact of these changes and the changes are incorporated within the financial statements.

The following is a summary of significant accounting policies:

Valuation of investments—Under Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the Fund has adopted a policy to operate as a “government money market fund”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As a “government

11

UBS Liquid Assets Government Fund

Notes to financial statements

money market fund”, the Fund values its investments at amortized cost unless the Fund’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

Constant net asset value per share—The Fund attempts to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share. The Fund has adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable it to do so. The Fund has adopted a policy to operate as a “government money market fund” and as such the Fund is permitted to seek to maintain a stable price per share.

Liquidity fee and/or redemption gates—By operating as a “government money market fund”, the Fund is exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject the Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or the Fund’s investment strategies and limitations may require the Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risks.

12

UBS Liquid Assets Government Fund

Notes to financial statements

The Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Under certain circumstances, the Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak that occurred may have a significant negative impact on the operations and profitability of the Fund’s investments. The extent of the impact to the financial performance of the Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Investment advisor and administrator and other transactions with affiliates

The Fund’s Board of Trustees has approved an investment advisory and administration contract (the “Advisory Contract”) with UBS AM, under which UBS AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS AM an investment advisory and administration fee, which is accrued daily and paid monthly. Where the services are provided directly by UBS AM or an affiliate, the fee will be limited to reimbursement of UBS AM’s direct advisory/administrative costs and expenses and will exclude any profit or overhead charges. Where UBS AM arranges for an unaffiliated person to provide services, the Fund will reimburse UBS AM for the cost of the services provided by the unaffiliated person, but no additional profit or overhead charge will be included or the Fund will pay the service provider directly. UBS AM has advised the Fund that for the year ended April 30, 2020 its direct advisory/administrative costs and expenses approximate an annual rate of 0.03% of the average daily net assets of the Fund. These expenses are estimated amounts in addition to other expenses of the Fund. To the extent such fees are not waived, UBS AM periodically will review Fund expenses in an effort to confirm that only direct costs and expenses are paid to UBS AM by the Fund.

For the year ended April 30, 2020, UBS AM waived its entire fee for its direct advisory/administrative costs and expenses; such amount is not subject to future recoupment.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions, resulting in him being deemed an interested trustee of the Fund. The Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the year ended, April 30, 2020, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having an aggregate value of $33,001,381. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up”

13

UBS Liquid Assets Government Fund

Notes to financial statements

or “mark-down” of the price of the securities, a fee from the issuer, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Fund’s investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the years ended April 30,
	2020	2019
Shares sold	11,478,352,668	15,712,780,346
Shares repurchased	(12,732,775,243)	(14,613,362,040)
Dividends reinvested	32,733,430	35,316,832
Net increase (decrease) in shares outstanding	(1,221,689,145)	1,134,735,138

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the fiscal years ended April 30, 2020 and April 30, 2019 was ordinary income in the amount of $30,958,829 and $41,328,759, respectively.

At April 30, 2020, the components of accumulated earnings on a tax basis were undistributed ordinary income of $445,506.

Net capital losses recognized by a Fund may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. At April 30, 2020, the Fund had no capital loss carryforwards.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has conducted an analysis and concluded as of April 30, 2020, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. It is the Fund’s policy to record any significant foreign tax exposures on the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2020, the Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2020, remains subject to examination by the Internal Revenue Service and state taxing authorities.

14

UBS Liquid Assets Government Fund

Report of independent registered public accounting firm

To the Shareholders and the Board of Trustees of UBS Liquid Assets Government Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of UBS Liquid Assets Government Fund (the “Fund”) (one of the funds constituting UBS Series Funds (the “Trust”)), including the portfolio of investments, as of April 30, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting UBS Series Funds) at April 30, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2020, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 29, 2020

15

UBS Liquid Assets Government Fund

General information (unaudited)

Monthly portfolio holdings disclosure

The Fund files its complete schedule of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. These reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Fund makes portfolio holdings information available to shareholders on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. Investors also may find additional information about the Fund at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Other tax information

Pursuant to sections 871(k)(1)(C)(i) and 871(k)(2)(C)(i) of the Internal Revenue Code, the Fund designates $30,954,043 of ordinary income distributions paid as qualified interest income for the fiscal year ended April 30, 2020.

16

UBS Liquid Assets Government Fund

Supplemental information (unaudited)

Board of Trustees & Officers

The Fund is governed by a Board of Trustees which oversees the Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by the trustee.

The Fund’s Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustee

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Meyer Feldberg[2]; 78 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee and Chairman of the Board of Trustees	Since 1998 (Trustee); Since 2017 (Chairman of the Board of Trustees)	Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since 2005). Professor Feldberg also served as President of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promoted interaction with other cities around the world (2007 to 2014). Prior to 2004, he was Dean and Professor of Management and Ethics of the Graduate School of Business at Columbia University (since 1989). From 1992 to 2016, Professor Feldberg was a director of Macy’s, Inc. (operator of department stores). From 1997 to 2017, Professor Feldberg was a director of Revlon, Inc. (cosmetics).	Professor Feldberg is a director or trustee of 9 investment companies (consisting of 49 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.	Professor Feldberg is also a director of the New York City Ballet.

17

UBS Liquid Assets Government Fund

Supplemental information (unaudited)

Independent Trustees

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Alan S. Bernikow; 79 207 Benedict Ave. Staten Island, NY 10314	Trustee	Since 2005	Mr. Bernikow is retired. Previously, he was deputy chief executive officer at Deloitte & Touche (international accounting and consulting firm). From 2003 to March 2017, Mr. Bernikow was also a director of Destination XL Group, Inc. (menswear) (and served as a member of its nominating and corporate governance committee).	Mr. Bernikow is a trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of its compensation committee) and the lead director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee).
Richard R. Burt; 73 McLarty Associates 900 17th Street, N.W. Washington, D.C. 20006	Trustee	Since 1998	Mr. Burt is a managing partner of McLarty Associates (a consulting firm) (since 2007). He was chairman of IEP Advisors (international investments and consulting firm) until 2009.	Mr. Burt is a trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe, Russia and Turkey Fund, Inc., The European Equity Fund, Inc., and The New Germany Fund, Inc. (and serves as a member of each such fund’s audit, nominating and governance committees).
Bernard H. Garil; 80 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).	Mr. Garil is a trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Garil is also a director of The Leukemia & Lymphoma Society (voluntary health organization) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

18

UBS Liquid Assets Government Fund

Supplemental information (unaudited)

Independent Trustees (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Heather R. Higgins; 60 c/o Keith A. Weller, Fund Secretary UBS Asset Management (Americas) Inc. One North Wacker Drive Chicago, IL 60606	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or has served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She also serves on the board of the Hoover Institution (from 2001 to 2007 and since 2009).	Ms. Higgins is a trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	None
[1]	Each trustee holds office for an indefinite term.
[2]

Professor Feldberg is deemed an “interested person” of the Trust as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Trust may conduct transactions.

19

UBS Liquid Assets Government Fund

Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Rose Ann Bubloski[2]; 52	Vice President and Assistant Treasurer	Since 2011	Ms. Bubloski is a director (since 2012) (prior to which she was an associate director (from 2008 to 2012)) and a senior manager of product control and investment support (previously named registered fund product control) at UBS Asset Management (Americas) Inc. and/or UBS Asset Management (US) Inc. (“UBS AM—Americas region”). Ms. Bubloski is a vice president and assistant treasurer of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.
Franklin P. Dickson[2]; 41	Vice President	Since 2017	Mr. Dickson is an associate director (since 2015) and tax compliance manager (since 2017) (prior to which he was a product controller (from 2015 to 2017) of product control and investment support (previously named registered fund product control) of UBS AM—Americas region. From 2013 through 2015, Mr. Dickson was fund administration and compliance manager for U.S. Bancorp Fund Services, LLC, and from 2008 through 2013, Mr. Dickson was vice president, client service manager at BNY Mellon Asset Servicing. Mr. Dickson is a vice president of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.
Lisa N. DiPaolo[2]; 42	Vice President	Since 2015	Ms. DiPaolo is an Executive Director (since 2020) (prior to which she was a director from 2008 until March 2020), and portfolio manager (since 2015) at UBS AM—Americas region. Ms. DiPaolo joined UBS AM—Americas region in 2000 and has been a municipal securities analyst on the tax-free fixed income team. Ms. DiPaolo is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Elbridge T. Gerry III[2]; 63	Vice President	Since 1999	Mr. Gerry is a managing director and formerly co-head of municipal investments of UBS AM—Americas region (from 2017 until June 2020; head from 2001 to 2017). Mr. Gerry is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Charles W. Grande[2]; 56	Vice President	Since 2017	Mr. Grande is a managing director, head of municipal investments (since June 2020; formerly co-head from 2017 until June 2020) and head of municipal credit research (since 2009) with UBS AM—Americas region. Mr. Grande is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Mark F. Kemper[3]; 62	Vice President and Assistant Secretary	Since 2004 and 2019, respectively

Mr. Kemper is a managing director (since 2006) and senior legal counsel (since October 2019) (prior to which he was Interim Head of Compliance and Operational Risk Control (from June 2019 through September 2019) and general counsel of UBS AM—Americas region (from 2004-March 2019). He has been secretary of UBS AM—Americas region (since 2004) and assistant secretary of UBS Asset Management Trust Company (since 1993). Mr. Kemper is vice president and assistant secretary of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager. Mr. Kemper is employed by UBS Business Solutions US LLC (since 2017).

Joanne M. Kilkeary[2]; 52	Vice President, Treasurer and Principal Accounting Officer	Since 1999 (Vice President) and since 2017 (Treasurer and Principal Accounting Officer)	Ms. Kilkeary is an executive director (since 2013) (prior to which she was a director (from 2008 to 2013)) and head of regulatory, tax, audit and board governance for product control and investment support (since 2017) (prior to which she was a senior manager (from 2004 to 2017) of registered fund product control of UBS AM—Americas region). Ms. Kilkeary is a vice president, treasurer and principal accounting officer of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.
Igor Lasun[2]; 41	President	Since 2018	Mr. Lasun is an executive director and head of fund development and management for UBS AM—Americas region (since 2018) (prior to which he was a senior fixed income product specialist from 2007 to 2018, and had joined the firm in 2005). In this role, he oversees development and management for both wholesale and institutional businesses. Mr. Lasun serves as president of 7 investment companies (consisting of 57 portfolios) for which UBS AM serves as investment advisor or manager.

20

UBS Liquid Assets Government Fund

Supplemental information (unaudited)

Officers (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
William Lawlor[3]; 32	Vice President and Assistant Secretary	Since 2018	Mr. Lawlor is a director and associate general counsel with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region since 2013. Prior to joining UBS AM—Americas region, Mr. Lawlor attended Kent College of Law, where he graduated in 2013. Mr. Lawlor is a vice president and assistant secretary of 7 investment companies (consisting of 57 portfolios) for which UBS AM serves as investment advisor or manager.
Ryan Nugent[2]; 42	Vice President	Since 2009	Mr. Nugent is an executive director (since 2017) (prior to which he was director (from 2010 to 2017)), and portfolio manager (since 2005) and head of municipal trading (since 2013) of UBS AM—Americas region. Mr. Nugent is a vice president of two investment companies (consisting of 26 portfolios) for which UBS AM serves as investment advisor or manager.
Nancy D. Osborn[2]; 54	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is a director (since 2010) (prior to which she was an associate director) and a compliance officer (since June 2020) prior to which she was a senior manager of product control and investment support (previously named registered fund product control) of UBS AM—Americas region (from 2006 until June 2020). Mrs. Osborn is a vice president and assistant treasurer of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.
Frank Pluchino[2]; 60	Chief Compliance Officer	Since 2017	Mr. Pluchino is an executive director with UBS Business Solutions US LLC and is also the chief compliance officer of UBS Hedge Fund Solutions LLC (since 2010). Mr. Pluchino is the chief compliance officer of 12 investment companies (consisting of 62 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.
Robert Sabatino[3]; 46	Vice President	Since 2001	Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director (since 2007)), head of global liquidity portfolio management (since 2015), head of US taxable money markets (from 2009 to 2015), and portfolio manager of UBS AM—Americas region in the short duration fixed income group (since 2000). Mr. Sabatino is a vice president of three investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.
Eric Sanders[3]; 54	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.
Philip Stacey[3]; 35	Vice President and Assistant Secretary	Since 2018	Mr. Stacey is an executive director (since 2019) and associate general counsel (since 2017) with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region since 2015. Prior to joining UBS AM—Americas region, Mr. Stacey was a legal associate with the Chicago-based investment manager HFR Asset Management, LLC from 2009 through 2015. Mr. Stacey is a vice president and assistant secretary of 7 investment companies (consisting of 57 portfolios) for which UBS AM serves as investment advisor or manager.
David Walczak[3]; 36	Vice President	Since 2016	Mr. Walczak is an executive director (since 2016), head of US money markets (since 2015) and portfolio manager of UBS AM—Americas region. Mr. Walczak is a vice president of three investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.
Keith A. Weller[3]; 58	Vice President and Secretary	Since 1998 (Vice President) and Since 2019 (Secretary)	Mr. Weller is an executive director (since 2017) and deputy general counsel (since 2019) (prior to which he was senior associate general counsel) with UBS Business Solutions US LLC and also with UBS AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.

[1]	Officers of the Trust are appointed by the trustees and serve at the pleasure of the board.
[2]	This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.
[3]	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.

21

Trustees

Meyer Feldberg

Chairman

Alan S. Bernikow

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Investment Advisor and Administrator

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

© UBS 2020. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S131

Limited Purpose Cash Investment Fund

Annual Report  |  April 30, 2020

Limited Purpose Cash Investment Fund

June 10, 2020

Dear Shareholder,

We present you with the annual report for Limited Purpose Cash Investment Fund (the “Fund”) for the 12 months ended April 30, 2020 (the “reporting period”).

Performance

The US Federal Reserve Board lowered the federal funds rate five times during the 12 months ended April 30, 2020 and ended the reporting period in a range between 0.00% and 0.25%. The federal funds rate, or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) The yields on a wide range of short-term investments declined over the period. As a result, the Fund’s yield declined during the reporting period.

The seven-day current yield for the Fund as of April 30, 2020 was 0.50%,

versus 2.41% on April 30, 2019 (after fee waivers/expense reimbursements). (For more information on the Fund’s performance, refer to “Yields and characteristics at a glance” on page 4.)

An interview with Portfolio Manager Robert Sabatino

Q.	How would you describe the economic environment during the reporting period?
A.

After initially expanding at a moderate pace, the US economy then significantly contracted given the impact from the COVID-19 pandemic. Looking back, the US Commerce Department reported that gross domestic product (“GDP”) grew at a 2.0%, 2.1% and 2.1% seasonally adjusted annualized rate during the second, third and fourth quarters of 2019, respectively. The US Commerce Department’s initial estimate for first quarter GDP was -4.8%, which represented the largest quarterly decline since the fourth quarter of 2008. With large portions of the economy shut down in an attempt to “flatten the curve” and thwart the spread of COVID-19, second quarter 2020 GDP is also expected to be extremely weak.

Q. How did the US Federal Reserve Board (the “Fed”) react to the economic environment?

A.

The Fed took a number of aggressive—and in some cases unprecedented—actions in an attempt to support the economy. After raising interest rates four times in 2018, the Fed indicated it would pause from additional rate hikes. After analyzing incoming economic data for several months, the Fed pulled the trigger and lowered the federal funds rate at its meetings in July, September and October 2019. At its meeting in January 2020, the Fed reiterated its intention to pause from further actions for the time being as it analyzed incoming economic data. However, given the rapid spread of COVID-19 and its impact on the economy, on March 3, 2020 the Fed cut the federal funds rate to a range between 1.00% and 1.25%. Then, on March 15, the Fed lowed the federal funds rate to a range between 0.00% and 0.25%. In addition, the Fed announced that, “over coming months the Committee will increase its holdings of Treasury securities by at least $500 billion and its holdings of agency mortgage-backed securities by at least $200 billion.” On March 23, the Fed said, “It has become clear that our economy will face severe disruptions...Aggressive efforts must be taken across the public and private sectors to limit the losses to jobs and incomes and to promote a swift recovery once the disruptions abate.” This included essentially unlimited purchases of Treasury and mortgage securities. Finally, on April 29, 2020, the Fed said, “To support the flow of credit to households and businesses, the Federal Reserve will continue to purchase Treasury securities and agency residential and commercial mortgage-backed securities in the amounts needed to support smooth market functioning, thereby fostering effective transmission of monetary policy to broader financial conditions.”

Limited Purpose Cash Investment Fund

Investment goal:

Maximum current income consistent with liquidity and the preservation of capital

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

April 11, 2017

Dividend payments:

Monthly

Limited Purpose Cash Investment Fund

Q.	How did you position the Fund over the reporting period?
A.

We tactically adjusted the Fund’s weighted average maturity (WAM)—which is the weighted average maturity of the securities in its portfolio—during the reporting period. The Fund’s weighted average maturity (WAM) was 28 days when the reporting period began. At period end on April 30, 2020, it was 52 days.

Q.	What level of portfolio diversification did you maintain during the reporting period?
A.	At the issuer level, we continued to invest heavily in US Treasury/US government securities and agency securities.

Q.	What types of securities did the Fund emphasize?
A.

At the security level, we modestly reduced the Fund’s exposure to repurchase agreements backed by those securities and increased its exposure to direct US Treasury/US government agency obligations. (Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.)

Q.	What factors do you believe will affect the Fund over the coming months?
A.

As of this writing, it is unclear what the ultimate impact from the COVID-19 pandemic will be on the global economy. That being said, it’s widely expected that the US will experience a recession. Against this backdrop, we expect the Fed to remain highly accommodative and inflation to remain generally well contained. In this environment, we anticipate continuing to manage the Fund focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Igor Lasun President—UBS Series Funds Limited Purpose Cash Investment Fund Executive Director UBS Asset Management (Americas) Inc.	David J. Walczak Portfolio Manager—UBS Series Funds Limited Purpose Cash Investment Fund Executive Director UBS Asset Management (Americas) Inc.

Robert Sabatino Portfolio Manager—UBS Series Funds Limited Purpose Cash Investment Fund Managing Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the 12-month period ended April 30, 2020. The views and opinions in the letter were current as of June 10, 2020. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568, or by visiting our Website at www.ubs.com/am-us.

Limited Purpose Cash Investment Fund

Understanding your Fund’s expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2019 to April 30, 2020.

Actual expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

	Beginning account value November 1, 2019	Ending account value[1] April 30, 2020	Expenses paid during period[2] 11/01/19 to 04/30/20	Expense ratio during the period

Actual	$1,000.00	$1,007.40	$0.30	0.06%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.57	0.30	0.06

[1]

“Actual–Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[2]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half year period).

Limited Purpose Cash Investment Fund

Yields and characteristics at a glance—April 30, 2020 (unaudited)

Yields and Characteristics
Seven-Day current yield after fee waivers and/or expense reimbursements[1]	0.50%
Seven-Day effective yield after fee waivers and/or expense reimbursements[1]	0.50
Seven-Day current yield before fee waivers and/or expense reimbursements[1]	0.44
Seven-Day effective yield before fee waivers and/or expense reimbursements[1]	0.44
Weighted average maturity[2]	52 days

Portfolio composition[3]
U.S. Treasury obligations	55.8%
Repurchase agreements	36.5
U.S. government agency obligations	7.6
Other assets less liabilities	0.1
Total	100.0%

You could lose money by investing in Limited Purpose Cash Investment Fund. Because the price of shares of Limited Purpose Cash Investment Fund will fluctuate, when you sell your shares in the fund, your shares may be worth more or less than what you originally paid for them. Limited Purpose Cash Investment Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if Limited Purpose Cash Investment Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in Limited Purpose Cash Investment Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Limited Purpose Cash Investment Fund’s sponsor has no legal obligation to provide financial support to Limited Purpose Cash Investment Fund, and you should not expect that the fund’s sponsor will provide financial support to Limited Purpose Cash Investment Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	The Fund’s Portfolio is actively managed and its weighted average maturity will differ over time.
[3]	Weightings represent percentages of the Portfolio’s net assets as of the date indicated. The Portfolio is actively managed and its composition will vary over time.

Limited Purpose Cash Investment Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
U.S. government agency obligations—7.6%
Federal Home Loan Bank 0.090%, due 07/24/20[1]	$26,000,000	$25,992,720
0.114%, due 07/29/20[1]	22,000,000	21,993,473
0.170%, due 08/31/20[1]	20,000,000	19,991,867
0.190%, due 11/03/20[1]	15,000,000	14,989,150
0.200%, due 09/18/20[1]	8,000,000	7,995,955
0.250%, due 07/01/20[1]	6,100,000	6,098,760
0.261%, due 07/15/20[1]	17,000,000	16,995,750
0.280%, due 11/24/20[1]	16,000,000	15,987,120
0.550%, due 05/07/20[1]	10,000,000	9,999,850
1.565%, due 07/01/20[1]	45,000,000	44,990,850
1.565%, due 07/31/20[1]	15,470,000	15,465,307
1.570%, due 06/01/20[1]	26,000,000	25,997,761
1.600%, due 05/22/20[1]	23,913,000	23,911,745
Total U.S. government agency obligations (cost—$250,162,366)		250,410,308

U.S. Treasury obligations—55.8%
U.S. Treasury Bills 0.025%, due 05/07/20[1]	30,000,000	29,999,725
0.092%, due 06/02/20[1]	52,000,000	51,996,186
0.112%, due 06/16/20[1]	112,000,000	111,988,551
0.114%, due 09/15/20[1]	30,000,000	29,988,583
0.114%, due 07/14/20[1]	40,000,000	39,993,012
0.122%, due 06/04/20[1]	30,000,000	29,997,379
0.122%, due 08/04/20[1]	30,000,000	29,990,896
0.127%, due 07/09/20[1]	30,000,000	29,994,825
0.127%, due 07/23/20[1]	80,000,000	79,984,322
0.142%, due 08/27/20[1]	71,900,000	71,874,370
0.151%, due 09/08/20[1]	42,000,000	41,980,283
0.162%, due 10/08/20[1]	3,114,000	3,112,547
0.167%, due 07/28/20[1]	30,000,000	29,993,767
0.200%, due 07/21/20[1]	28,000,000	27,994,015
0.237%, due 06/23/20[1]	45,000,000	44,994,203
0.260%, due 06/09/20[1]	30,000,000	29,997,278
0.336%, due 05/05/20[1]	61,000,000	60,999,678
0.341%, due 09/10/20[1]	50,000,000	49,980,292
0.372%, due 08/20/20[1]	58,000,000	57,980,552
0.524%, due 05/21/20[1]	90,000,000	89,995,750
1.173%, due 08/06/20[1]	87,000,000	86,974,800
1.615%, due 05/28/20[1]	36,000,000	35,998,515
U.S. Treasury Notes 1.375%, due 05/31/20	34,000,000	34,035,514
1.375%, due 09/15/20	24,000,000	24,112,500
1.500%, due 05/31/20	64,000,000	64,073,404
1.625%, due 06/30/20	27,000,000	27,067,835
1.625%, due 10/15/20	42,000,000	42,290,391
1.750%, due 11/15/20	18,000,000	18,158,906
1.875%, due 06/30/20	50,000,000	50,146,216
2.000%, due 07/31/20	100,000,000	100,474,756
2.000%, due 09/30/20	88,000,000	88,701,250
2.000%, due 11/30/20	16,000,000	16,175,000
2.000%, due 01/15/21	16,000,000	16,212,500
2.500%, due 05/31/20	78,000,000	78,153,364
2.625%, due 08/15/20	71,500,000	72,036,250
2.625%, due 08/31/20	50,000,000	50,417,969
2.750%, due 09/30/20	23,000,000	23,253,360

	Face amount	Value
U.S. Treasury obligations—(concluded)
3.500%, due 05/15/20	$75,000,000	$75,098,027
Total U.S. Treasury obligations (cost—$1,843,254,961)		1,846,216,771

Repurchase agreements—36.5%
Repurchase agreement dated 04/30/20 with Fixed Income Clearing Corp., 0.030% due 05/01/20, collateralized by $233,620,000 U.S. Treasury Bill, zero coupon due 07/09/20 and $345,025,000 U.S. Treasury Inflation Index Note, 1.250% due 07/15/20; (value—$640,561,370); proceeds: $628,000,523	628,000,000	628,000,000
Repurchase agreement dated 04/30/20 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.020% due 05/01/20, collateralized by $77,178,400 U.S. Treasury Bond, 3.000% due 05/15/42, $121,857,600 U.S. Treasury Inflation Index Note, 0.125% due 07/15/22 and $182,343,800 U.S. Treasury Notes, 1.875% to 2.750% due 09/30/22 to 02/15/24; (value—$439,620,103); proceeds: $431,000,239	431,000,000	431,000,000
Repurchase agreement dated 04/30/20 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.030% due 05/01/20, collateralized by $54,225,900 U.S. Treasury Bonds, 3.125% to 6.250% due 08/15/23 to 08/15/43 and $69,465,500 U.S. Treasury Notes, 1.625% to 2.875% due 08/31/22 to 07/31/25; (value—$153,000,008); proceeds: $150,000,125	150,000,000	150,000,000
Total repurchase agreements (cost—$1,209,000,000)		1,209,000,000
Total investments (cost—$3,302,417,327 which approximates cost for federal income tax purposes)—99.9%		3,305,627,079

Other assets in excess of liabilities—0.1%		4,001,225
Net assets—100.0%		$3,309,628,304

Limited Purpose Cash Investment Fund

Portfolio of investments—April 30, 2020

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
U.S. government agency obligations	$—	$250,410,308	$—	$250,410,308
U.S. Treasury obligations	—	1,846,216,771	—	1,846,216,771
Repurchase agreements	—	1,209,000,000	—	1,209,000,000
Total	$—	$3,305,627,079	$—	$3,305,627,079

At April 30, 2020, there were no transfers in or out of Level 3.

Portfolio footnote

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.

See accompanying notes to financial statements.

Limited Purpose Cash Investment Fund

Statement of assets and liabilities

April 30, 2020

Assets:
Investments, at value (cost—$2,093,417,327)	$2,096,627,079
Repurchase agreements, at value (cost—$1,209,000,000)	1,209,000,000
Total investments in securities, at value (cost—$3,302,417,327)	3,305,627,079
Cash	986,415
Receivable for interest	4,846,453
Total assets	3,311,459,947

Liabilities:
Dividends payable to shareholders	1,670,652
Payable to affiliate	160,991
Total liabilities	1,831,643
Net assets	3,309,628,304

Net assets consist of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	$3,305,956,994
Distributable earnings (losses)	3,671,310
Net assets	$3,309,628,304
Shares outstanding	3,306,881,546
Net asset value per share	$1.0008

See accompanying notes to financial statements.

Limited Purpose Cash Investment Fund

Statement of operations

For the year ended April 30, 2020
Investment income:
Interest	$80,033,094
Expenses:
Investment advisory and administration fees	5,001,794
Trustees’ fees and expenses	54,864
Total expenses	5,056,658
Fee waivers and/or expense reimbursements by investment advisor and administrator	(2,528,329)
Net expenses	2,528,329
Net investment income (loss)	77,504,765
Net realized gain (loss)	461,517
Net change in unrealized appreciation (depreciation)	3,170,505
Net realized and unrealized gain (loss)	3,632,022
Net increase (decrease) in net assets resulting from operations	$81,136,787

See accompanying notes to financial statements.

Limited Purpose Cash Investment Fund

Statement of changes in net assets

	For the years ended April 30,
	2020	2019
From operations:

Net investment income (loss)	$77,504,765	$114,035,533
Net realized gain (loss)	461,517	1,910
Net change in unrealized appreciation (depreciation)	3,170,505	577,717
Net increase (decrease) in net assets resulting from operations	81,136,787	114,615,160
Total distributions	(77,504,765)	(114,035,533)
Net increase (decrease) in net assets from beneficial interest transactions	(623,525,497)	(3,161,438,288)
Net increase (decrease) in net assets	(619,893,475)	(3,160,858,661)
Net assets:

Beginning of year	3,929,521,779	7,090,380,440
End of year	$3,309,628,304	$3,929,521,779

See accompanying notes to financial statements.

Limited Purpose Cash Investment Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Years ended April 30,			For the period from April 11, 2017[1] to April 30, 2017
	2020	2019	2018
Net asset value, beginning of period	$0.9999	$0.9998	$1.0000	$1.0000
Net investment income (loss)	0.0179	0.0209	0.0109	0.0004
Net realized and unrealized gain (loss)	0.0009	0.0001	(0.0002)	0.0000 [2]
Net increase (decrease) from operations	0.0188	0.0210	0.0107	0.0004
Dividends from net investment income	(0.0179)	(0.0209)	(0.0109)	(0.0004)
Net asset value, end of period	$1.0008	$0.9999	$0.9998	$1.0000
Total investment return[3]	1.89%	2.12%	1.07%	0.04%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.12%	0.12%	0.12%	0.12%[4]
Expenses after fee waivers and/or expense reimbursements	0.06%	0.06%	0.06%	0.06%[4]
Net investment income (loss)	1.84%	2.04%	1.13%	0.72%[4]
Supplemental data:
Net assets, end of period (000’s)	$3,309,628	$3,929,522	$7,090,380	$1,969,964

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Annualized.

See accompanying notes to financial statements.

Limited Purpose Cash Investment Fund

Notes to financial statements

Organization and significant accounting policies

Limited Purpose Cash Investment Fund (the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”) (formerly UBS Money Series), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty-two series. The financial statements for the other series of the Trust are not included herein. The Fund commenced operations on April 11, 2017.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Fund. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In March 2017, the FASB issued Accounting Standards Update (“ASU”) 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities (“ASU 2017-08”). The update provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. ASU 2017-08 is effective for annual periods, and interim periods within those annual periods, begining after December 15, 2018. Management has assessed the impact of these changes, and the changes are incorporated within the financial statements. During the year ended April 30, 2020, ASU 2017-08 update did not have an impact on the Fund.

In August 2018, the FASB issued (“ASU”) 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update introduces new fair value disclosure requirements, eliminates some prior fair value disclosure requirements, and modifies certain existing fair value disclosure requirements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Management has assessed the potential impact of these changes and the changes are incorporated within the financial statements.

The following is a summary of significant accounting policies:

Valuation of investments—Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the net asset value of the Fund is calculated using market-based values, and the price of its shares fluctuate.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Limited Purpose Cash Investment Fund

Notes to financial statements

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

Floating net asset value per share fund—Consistent with Rule 2a-7, the Fund calculates its net asset value to four decimals (e.g., $1.0000) using market-based pricing and expects that its share price will fluctuate.

On occasion, it is possible that the end of day accounting net asset value (“NAV”) per share of a floating NAV Fund (“FNAV”), as reported in a shareholder report, for example, may differ from the transactional NAV per share (used for purposes of processing purchases and redemptions); while this is not expected to occur with great frequency, it may happen should certain factors align on a given business day. The final end-of-day NAV per share for accounting and financial statement reporting purposes is designed to reflect all end-of-day accounting activities, which may include, but are not limited to, income and expense accruals, dividend and distribution reinvestments as well as final share activity; such items are factored into the Fund after the last transactional NAV per share is calculated on a given day (normally, the transactional NAV per share is calculated as of 3 pm, Eastern time, as explained in the fund’s offering document).

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions from the Fund or a redemption gate to temporarily restrict redemptions in the event that the Fund’s liquidity falls below required minimums because of market conditions or other factors. If the Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, the board is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. If the Fund’s weekly liquid assets falls below 10% of the Fund’s total assets, the Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board determines that such a fee would not be in the best interest of the Fund or determines that a lower or higher fee (subject to the 2% limit) would be in the best interest of the Fund. Liquidity fees would reduce the amount a shareholder receives upon redemption of its shares. The Fund retains the liquidity fees for the benefit of remaining shareholders. For the year ended April 30, 2020, the Board of the Fund did not impose any liquidity fees and/or redemption gates.

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit

Limited Purpose Cash Investment Fund

Notes to financial statements

of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or the Fund’s investment strategies and limitations, may require the Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM and the applicable sub-advisor to present minimal credit risks.

The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS AM. Under certain circumstances, the Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from investment income and distributions from realized capital gains and/or return of capital are determined in accordance with US federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak that occurred may have a significant negative impact on the operations and profitability of the Fund’s investments. The extent of the impact to the financial performance of the Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Investment advisor and administrator and other transactions with affiliates

The Fund’s Board of Trustees has approved an investment advisory and administration contract (the “Advisory Contract”) with UBS AM, under which UBS AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS AM an investment advisory and administration fee, which is accrued daily and paid monthly. UBS AM’s contract fee for the advisory and administration services it provides to the Fund is 0.12% of the Fund’s average daily net assets. At April 30, 2020, UBS AM is owed $321,983 by the Fund, representing investment advisory and administration fees.

The Fund and UBS AM have entered into a written fee waiver agreement pursuant to which UBS AM is contractually obligated to waive its management fees so that the total ordinary operating expenses of the Fund through August 31, 2020, do not exceed 0.06%. The fee waiver agreement may be terminated by the Fund’s board at any time and also will terminate automatically upon the expiration or termination of the Fund’s contract with UBS AM. For the year ended April 30, 2020, UBS AM waived $2,528,329 in investment advisory and administration fees; such amount is not subject to future recoupment. At April 30, 2020, UBS AM owed the Fund $160,992 in fee waivers.

Limited Purpose Cash Investment Fund

Notes to financial statements

In exchange for these fees, UBS AM has agreed to bear all of the Fund’s expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Fund, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Fund’s independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be less than 0.01% of the Fund’s average daily net assets. At April 30, 2020, UBS AM did not owe the Fund any additional reductions in management fees for independent trustees’ fees and expenses.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions, resulting in him being deemed an interested trustee of the Fund. The Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the year ended, April 30, 2020 the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having an aggregate value of $34,179,732. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Fund’s investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, for which the NAV per share has fluctuated, were as follows:

Limited Purpose Cash Investment Fund

	For the year ended April 30, 2020		For the year ended April 30, 2019
	Shares	Amount	Shares	Amount
Shares sold	24,509,522,057	$24,516,493,262	23,260,647,469	$23,258,458,743
Shares repurchased	(25,165,844,997)	(25,173,433,672)	(26,485,940,189)	(26,483,473,716)
Dividends reinvested	33,410,264	33,414,913	63,581,942	63,576,685
Net decrease	(622,912,676)	$(623,525,497)	(3,161,710,778)	$(3,161,438,288)

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the fiscal years ended April 30, 2020 and April 30, 2019, was ordinary income in the amount of $77,504,765 and $114,035,533, respectively.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$3,213,363
Gross unrealized depreciation	(3,611)
Net unrealized appreciation	3,209,752

Limited Purpose Cash Investment Fund

Notes to financial statements

At April 30, 2020, the components of accumulated earnings on a tax basis were undistributed ordinary income of $2,132,210 and unrealized appreciation of $3,209,752.

Net capital losses recognized by a Fund may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. At April 30, 2020, the Fund had no capital loss carryforwards.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has conducted an analysis and concluded as of April 30, 2020, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. It is the Fund’s policy to record any significant foreign tax exposures on the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2020, the Fund did not incur any interest or penalties.

Each of the tax years since the Fund’s inception in April 2017, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Limited Purpose Cash Investment Fund

Report of independent registered public accounting firm

To the Shareholders and the Board of Trustees of Limited Purpose Cash Investment Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Limited Purpose Cash Investment Fund (the “Fund”) (one of the funds constituting UBS Series Funds (the “Trust”)), including the portfolio of investments, as of April 30, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and for the period from April 11, 2017 (commencement of operations) through April 30, 2017, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting UBS Series Funds) at April 30, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the three years in the period then ended and for the period from April 11, 2017 (commencement of operations) through April 30, 2017, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2020, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 29, 2020

16

Limited Purpose Cash Investment Fund

General information (unaudited)

Monthly portfolio holdings disclosure

The Fund files its complete schedule of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. These reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Fund makes portfolio holdings information available to shareholders at the following internet address: www.lpcif.com. Investors also may find additional information about the Fund at www.lpcif.com.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Other tax information

Pursuant to sections 871(k)(1)(C)(i) and 871(k)(2)(C)(i) of the Internal Revenue Code, the fund designates 100% of ordinary income distributions paid as qualified interest income.

17

Limited Purpose Cash Investment Fund

Supplemental information (unaudited)

Board of Trustees & Officers

The Fund is governed by a Board of Trustees which oversees the Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by the trustee.

The Fund’s SEC Registration Statement—Part B, as amended, contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustee

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Meyer Feldberg[2]; 78 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee and Chairman of the Board of Trustees	Since 1998 (Trustee); Since 2017 (Chairman of the Board of Trustees)	Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since 2005). Professor Feldberg also served as President of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promoted interaction with other cities around the world (2007 to 2014). Prior to 2004, he was Dean and Professor of Management and Ethics of the Graduate School of Business at Columbia University (since 1989). From 1992 to 2016, Professor Feldberg was a director of Macy’s, Inc. (operator of department stores). From 1997 to 2017, Professor Feldberg was a director of Revlon, Inc. (cosmetics).	Professor Feldberg is a director or trustee of 9 investment companies (consisting of 49 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.	Professor Feldberg is also a director of the New York City Ballet.

18

Limited Purpose Cash Investment Fund

Supplemental information (unaudited)

Independent Trustees

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Alan S. Bernikow; 79 207 Benedict Ave. Staten Island, NY 10314	Trustee	Since 2005	Mr. Bernikow is retired. Previously, he was deputy chief executive officer at Deloitte & Touche (international accounting and consulting firm). From 2003 to March 2017, Mr. Bernikow was also a director of Destination XL Group, Inc. (menswear) (and served as a member of its nominating and corporate governance committee).	Mr. Bernikow is a trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of its compensation committee) and the lead director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee).
Richard R. Burt; 73 McLarty Associates 900 17th Street, N.W. Washington, D.C. 20006	Trustee	Since 1998	Mr. Burt is a managing partner of McLarty Associates (a consulting firm) (since 2007). He was chairman of IEP Advisors (international investments and consulting firm) until 2009.	Mr. Burt is a trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe, Russia and Turkey Fund, Inc., The European Equity Fund, Inc., and The New Germany Fund, Inc. (and serves as a member of each such fund’s audit, nominating and governance committees).
Bernard H. Garil; 80 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).	Mr. Garil is a trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Garil is also a director of The Leukemia & Lymphoma Society (voluntary health organization) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

19

Limited Purpose Cash Investment Fund

Supplemental information (unaudited)

Independent Trustees (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Heather R. Higgins; 60 c/o Keith A. Weller, Fund Secretary UBS Asset Management (Americas) Inc. One North Wacker Drive Chicago, IL 60606	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or has served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She also serves on the board of the Hoover Institution (from 2001 to 2007 and since 2009).	Ms. Higgins is a trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	None

[1]	Each trustee holds office for an indefinite term.
[2]

Professor Feldberg is deemed an “interested person” of the Trust as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Trust may conduct transactions.

20

Limited Purpose Cash Investment Fund

Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Rose Ann Bubloski[2]; 52	Vice President and Assistant Treasurer	Since 2011	Ms. Bubloski is a director (since 2012) (prior to which she was an associate director (from 2008 to 2012)) and a senior manager of product control and investment support (previously named registered fund product control) at UBS Asset Management (Americas) Inc. and/or UBS Asset Management (US) Inc. (“UBS AM—Americas region”). Ms. Bubloski is a vice president and assistant treasurer of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.
Franklin P. Dickson[2]; 41	Vice President	Since 2017	Mr. Dickson is an associate director (since 2015) and tax compliance manager (since 2017) (prior to which he was a product controller (from 2015 to 2017) of product control and investment support (previously named registered fund product control) of UBS AM—Americas region. From 2013 through 2015, Mr. Dickson was fund administration and compliance manager for U.S. Bancorp Fund Services, LLC, and from 2008 through 2013, Mr. Dickson was vice president, client service manager at BNY Mellon Asset Servicing. Mr. Dickson is a vice president of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.
Lisa N. DiPaolo[2]; 42	Vice President	Since 2015	Ms. DiPaolo is an Executive Director (since 2020) (prior to which she was a director from 2008 until March 2020), and portfolio manager (since 2015) at UBS AM—Americas region. Ms. DiPaolo joined UBS AM—Americas region in 2000 and has been a municipal securities analyst on the tax-free fixed income team. Ms. DiPaolo is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Elbridge T. Gerry III[2]; 63	Vice President	Since 1999	Mr. Gerry is a managing director and formerly co-head of municipal investments of UBS AM—Americas region (from 2017 until June 2020; head from 2001 to 2017). Mr. Gerry is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Charles W. Grande[2]; 56	Vice President	Since 2017	Mr. Grande is a managing director, head of municipal investments (since June 2020; formerly co-head from 2017 until June 2020) and head of municipal credit research (since 2009) with UBS AM—Americas region. Mr. Grande is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Mark F. Kemper[3]; 62	Vice President and Assistant Secretary	Since 2004 and 2019, respectively

Mr. Kemper is a managing director (since 2006) and senior legal counsel (since October 2019) (prior to which he was Interim Head of Compliance and Operational Risk Control (from June 2019 through September 2019) and general counsel of UBS AM—Americas region (from 2004-2019). He has been secretary of UBS AM—Americas region (since 2004) and assistant secretary of UBS Asset Management Trust Company (since 1993). Mr. Kemper is vice president and assistant secretary of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager. Mr. Kemper is employed by UBS Business Solutions US LLC (since 2017).

Joanne M. Kilkeary[2]; 52	Vice President, Treasurer and Principal Accounting Officer	Since 1999 (Vice President) and since 2017 (Treasurer and Principal Accounting Officer)	Ms. Kilkeary is an executive director (since 2013) (prior to which she was a director (from 2008 to 2013)) and head of regulatory, tax, audit and board governance for product control and investment support (since 2017) (prior to which she was a senior manager (from 2004 to 2017) of registered fund product control of UBS AM—Americas region). Ms. Kilkeary is a vice president, treasurer and principal accounting officer of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.
Igor Lasun[2]; 41	President	Since 2018	Mr. Lasun is an executive director and head of fund development and management for UBS AM—Americas region (since 2018) (prior to which he was a senior fixed income product specialist from 2007 to 2018, and had joined the firm in 2005). In this role, he oversees development and management for both wholesale and institutional businesses. Mr. Lasun serves as president of 7 investment companies (consisting of 57 portfolios) for which UBS AM serves as investment advisor or manager.

21

Limited Purpose Cash Investment Fund

Supplemental information (unaudited)

Officers (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
William Lawlor[3]; 32	Vice President and Assistant Secretary	Since 2018	Mr. Lawlor is a director and associate general counsel with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region since 2013. Prior to joining UBS AM—Americas region, Mr. Lawlor attended Kent College of Law, where he graduated in 2013. Mr. Lawlor is a vice president and assistant secretary of 7 investment companies (consisting of 57 portfolios) for which UBS AM serves as investment advisor or manager.
Ryan Nugent[2]; 42	Vice President	Since 2009	Mr. Nugent is an executive director (since 2017) (prior to which he was director (from 2010 to 2017)), and portfolio manager (since 2005) and head of municipal trading (since 2013) of UBS AM—Americas region. Mr. Nugent is a vice president of two investment companies (consisting of 26 portfolios) for which UBS AM serves as investment advisor or manager.
Nancy D. Osborn[2]; 54	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is a director (since 2010) (prior to which she was an associate director) and a compliance officer (since June 2020) prior to which she was a senior manager of product control and investment support (previously named registered fund product control) of UBS AM—Americas region (from 2006 until June 2020). Mrs. Osborn is a vice president and assistant treasurer of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.
Frank Pluchino[2]; 60	Chief Compliance Officer	Since 2017	Mr. Pluchino is an executive director with UBS Business Solutions US LLC and is also the chief compliance officer of UBS Hedge Fund Solutions LLC (since 2010). Mr. Pluchino is the chief compliance officer of 12 investment companies (consisting of 62 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.
Robert Sabatino[3]; 46	Vice President	Since 2001	Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director (since 2007)), head of global liquidity portfolio management (since 2015), head of US taxable money markets (from 2009 to 2015), and portfolio manager of UBS AM—Americas region in the short duration fixed income group (since 2000). Mr. Sabatino is a vice president of three investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.
Eric Sanders[3]; 54	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.
Philip Stacey[3]; 35	Vice President and Assistant Secretary	Since 2018	Mr. Stacey is an executive director (since 2019) and associate general counsel (since 2017) with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region since 2015. Prior to joining UBS AM—Americas region, Mr. Stacey was a legal associate with the Chicago-based investment manager HFR Asset Management, LLC from 2009 through 2015. Mr. Stacey is a vice president and assistant secretary of 7 investment companies (consisting of 57 portfolios) for which UBS AM serves as investment advisor or manager.
David Walczak[3]; 36	Vice President	Since 2016	Mr. Walczak is an executive director (since 2016), head of US money markets (since 2015) and portfolio manager of UBS AM—Americas region. Mr. Walczak is a vice president of three investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.
Keith A. Weller[3]; 58	Vice President and Secretary	Since 1998 (Vice President) and Since 2019 (Secretary)	Mr. Weller is an executive director (since 2017) and deputy general counsel (since 2019) (prior to which he was senior associate general counsel) with UBS Business Solutions US LLC and also with UBS AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.

[1]	Officers of the Trust are appointed by the trustees and serve at the pleasure of the board.
[2]	This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.
[3]	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.

22

Trustees

Meyer Feldberg

Chairman

Alan S. Bernikow

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Investment Advisor and Administrator

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Placement Agent

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an offering document.

© UBS 2020. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

UBS RMA Government Money Market Fund

Annual Report  |  April 30, 2020

UBS RMA Government Money Market Fund

June 10, 2020

Dear Shareholder,

We present you with the annual report for UBS RMA Government Money Market Fund for the 12 months ended April 30, 2020 (the “reporting period”).

Performance

The US Federal Reserve Board lowered the federal funds rate five times during the 12 months ended April 30, 2020 and ended the reporting period in a range between 0.00% and 0.25%. The federal funds rate, or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) The yields on a wide range of short-term investments declined over the period. As a result, the Fund’s yield declined during the reporting period.

The seven-day current yield for the Fund as of April 30, 2020 was 0.01%, versus 2.00% on April 30, 2019. (For more information on the Fund’s performance, refer to “Yields and characteristics at a glance” on page 4.)

An interview with Portfolio Manager Robert Sabatino

Q.	How would you describe the economic environment during the reporting period?
A.

After initially expanding at a moderate pace, the US economy then significantly contracted given the impact from the COVID-19 pandemic. Looking back, the US Commerce Department reported that gross domestic product (“GDP”) grew at a 2.0%, 2.1% and 2.1% seasonally adjusted annualized rate during the second, third and fourth quarters of 2019, respectively. The US Commerce Department’s initial estimate for first quarter GDP was -4.8%, which represented the largest quarterly decline since the fourth quarter of 2008. With large portions of the economy shut down in an attempt to “flatten the curve” and thwart the spread of COVID-19, second quarter 2020 GDP is also expected to be extremely weak.

Q.	How did the US Federal Reserve Board (the “Fed”) react to the economic environment?
A.

The Fed took a number of aggressive—and in some cases unprecedented—actions in an attempt to support the economy. After raising interest rates four times in 2018, the Fed indicated it would pause from additional rate hikes. After analyzing incoming economic data for several months, the Fed pulled the trigger and lowered the federal funds rate at its meetings in July, September and October 2019. At its meeting in January 2020, the Fed reiterated its intention to pause from further actions for the time being as it analyzed incoming economic data. However, given the rapid spread of COVID-19 and its impact on the economy, on March 3, 2020 the Fed cut the federal funds rate to a range between 1.00% and 1.25%. Then, on March 15, the Fed lowed the federal funds rate to a range between 0.00% and 0.25%. In addition, the Fed announced that, “over coming months the Committee will increase its holdings of Treasury securities by at least $500 billion and its holdings of agency mortgage-backed securities by at least $200 billion.” On March 23, the Fed said, “It has become clear that our economy will face severe disruptions...Aggressive efforts must be taken across the public and private sectors to limit the losses to jobs and incomes and to promote a swift recovery once the disruptions abate.” This included essentially unlimited purchases of Treasury and mortgage securities. Finally, on April 29, 2020, the Fed said, “To support the flow of credit to households and businesses, the Federal Reserve will continue to purchase Treasury securities and agency residential and commercial mortgage-backed securities in the amounts needed to support smooth market functioning, thereby fostering effective transmission of monetary policy to broader financial conditions.”

UBS RMA Government Money Market Fund

Investment goal:

Maximum current income consistent with liquidity and the preservation of capital.

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

June 24, 2016

Dividend payments:

Monthly

1

UBS RMA Government Money Market Fund

Q.	How did you position the Fund over the reporting period?
A.

The Fund is a “feeder fund,” investing all of its assets in a “master fund,” namely Government Master Fund. We tactically adjusted Government Master Fund’s weighted average maturity (WAM)—which is the weighted average maturity of the securities in its portfolio—throughout the reporting period. The Fund’s WAM was 41 days when the reporting period began. At period end on April 30, 2020, it was 48 days.

Q.	What level of portfolio diversification did you maintain during the reporting period?
A.	At the issuer level, we continued to invest in US government securities, investing in numerous smaller positions with the goal of reducing risk and keeping the Fund highly liquid.

Q.	What types of securities did the Government Master Fund emphasize?
A.

At the security level, we decreased the Master Fund’s direct exposure to US government agency obligations and increased its allocation to repurchase agreements backed by those securities and US Treasuries. (Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.)

Q.	What factors do you believe will affect the Fund over the coming months?
A.

As of this writing, it is unclear what the ultimate impact from the COVID-19 pandemic will be on the global economy. That being said, it’s widely expected that the US will experience a recession. Against this backdrop, we expect the Fed to remain highly accommodative and inflation to remain generally well contained. In this environment, we anticipate continuing to manage the Fund focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Igor Lasun President—UBS Series Funds UBS RMA Government Money Market Fund Executive Director UBS Asset Management (Americas) Inc.	David J. Walczak Portfolio Manager—UBS Series Funds UBS RMA Government Money Market Fund Executive Director UBS Asset Management (Americas) Inc.

Robert Sabatino Portfolio Manager—UBS Series Funds UBS RMA Government Money Market Fund Managing Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the 12-month period ended April 30, 2020. The views and opinions in the letter were current as of June 10, 2020. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568, or by visiting our Website at www.ubs.com/am-us.

2

UBS RMA Government Money Market Fund

Understanding your Fund’s expenses1 (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, service fees (non-12-b-1 fees) and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since the Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2019 to April 30, 2020.

Actual expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

The examples do not reflect Resource Management Account® (RMA®) Program, Business Services Account BSA® Program or other program fees as these are external to the Fund and relate to those programs.

	Beginning account value November 1, 2019	Ending account value April 30, 2020[2]	Expenses paid during period 11/01/19 to 04/30/20[3]	Expense ratio during the period

Actual	$1,000.00	$1,003.90	$2.84	0.57%
Hypothetical (5% annual return before expenses)	1,000.00	1,022.03	2.87	0.57

[1]	The expenses for the Fund reflect the expenses of the corresponding master fund in which it invests in addition to its own direct expenses.
[2]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[3]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half year period).

3

UBS RMA Government Money Market Fund

Yields and characteristics at a glance—April 30, 2020 (unaudited)

UBS RMA Government Money Market Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.30)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.30)
Weighted average maturity[2]	48 days

You could lose money by investing in UBS RMA Government Money Market Fund. Although the related money market master fund seeks to preserve the value of your investment so that the shares of UBS RMA Government Money Market Fund are at $1.00 per share, the related money market master fund cannot guarantee it will do so. An investment in UBS RMA Government Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS RMA Government Money Market Fund’s sponsor has no legal obligation to provide financial support to UBS RMA Government Money Market Fund, and you should not expect that the fund’s sponsor will provide financial support to UBS RMA Government Money Market Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

4

UBS RMA Government Money Market Fund

Statement of assets and liabilities

April 30, 2020

Assets:
Investment in Government Master Fund (“Master Fund”), at value (cost—$695,276,036, which approximates cost for federal income tax purposes)	$695,276,036
Other assets	100,945
Total assets	695,376,981

Liabilities:
Dividends payable to shareholders	5,349
Payable to affiliate	42,429
Accrued expenses and other liabilities	389,107
Total liabilities	436,885

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 694,934,106 outstanding	$694,934,106
Distributable earnings (losses)	5,990
Net assets	$694,940,096
Net asset value per share	$1.00

See accompanying notes to financial statements.

5

UBS RMA Government Money Market Fund

Statement of operations

For the year ended April 30, 2020
Investment income:
Interest income allocated from Master Fund	$62,216,456
Expenses allocated from Master Fund	(2,897,026)
Net investment income allocated from Master Fund	59,319,430
Expenses:
Service fees	7,231,989
Administration fees	2,892,341
Transfer agency and related services fees	1,228,865
Reports and notices to shareholders	165,395
State registration fees	117,078
Professional fees	79,157
Insurance fees	39,228
Trustees’ fees	31,138
Accounting fees	8,933
Other expenses	38,771
Total expenses	11,832,895
Less: Fee waivers and/or Trustees’ fees reimbursement by administrator	(161,956)
Net expenses	11,670,939
Net investment income (loss)	47,648,491
Net realized gain (loss) allocated from Master Fund	127,569
Net increase (decrease) in net assets resulting from operations	$47,776,060

See accompanying notes to financial statements.

6

UBS RMA Government Money Market Fund

Statement of changes in net assets

	For the years ended April 30,
	2020	2019
From operations:

Net investment income (loss)	$47,648,491	$89,019,013
Net realized gain (loss)	127,569	88,048
Net increase (decrease) in net assets resulting from operations	47,776,060	89,107,061
Total distributions	(47,788,292)	(89,019,013)
Net increase (decrease) in net assets from beneficial interest transactions	(4,214,421,961)	(852,975,765)
Net increase (decrease) in net assets	(4,214,434,193)	(852,887,717)
Net assets:

Beginning of year	4,909,374,289	5,762,262,006
End of year	$694,940,096	$4,909,374,289

See accompanying notes to financial statements.

7

UBS RMA Government Money Market Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Years ended April 30,			For the period from June 24, 2016[1] to April 30, 2017
	2020	2019	2018
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.013	0.017	0.007	0.001
Net realized gain (loss)	0.000 [2]	0.000 [2]	(0.000)[2]	0.000 [2]
Net increase (decrease) from operations	0.013	0.017	0.007	0.001
Dividends from net investment income	(0.013)	(0.017)	(0.007)	(0.001)
Distributions from net realized gains	(0.000)[2]	—	(0.000)[2]	(0.000)[2]
Total dividends, distributions and return of capital	(0.013)	(0.017)	(0.007)	(0.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total investment return[3]	1.30%	1.70%	0.69%	0.07%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.51%	0.49%	0.49%	0.48%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.50%	0.49%	0.49%	0.41%[5]
Net investment income (loss)[4]	1.65%	1.68%	0.67%	0.08%[5]
Supplemental data:
Net assets, end of period (000’s)	$694,940	$4,909,374	$5,762,262	$8,216,903

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements.

8

UBS RMA Government Money Market Fund

Notes to financial statements

Organization and significant accounting policies

UBS RMA Government Money Market Fund (“RMA Government Fund” or the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”) (formerly UBS Money Series), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty-two series. The financial statements for the other series of the Trust are not included herein.

RMA Government Fund is a “feeder fund” that invests substantially all of its assets in a “master fund”—Government Master Fund (the “Master Fund”, a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder fund and its respective Master Fund have the same investment objectives. RMA Government Fund commenced operations on June 24, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Fund and the administrator for the Fund. UBS Asset Management (US) Inc. (“UBS AM—US”) serves as principal underwriter for the Fund. UBS AM and UBS AM—US are indirect wholly owned subsidiaries of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The performance of the Fund is directly affected by the performance of the Master Fund. The value of such investment reflects the Fund’s proportionate interest in the net assets of the Master Fund (3.91% at April 30, 2020).

All of the net investment income and realized and unrealized gains and losses from investment activities of the Master Fund are allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Fund, including the Portfolio of investments, are included elsewhere in this report and should be read in connection with the Fund’s financial statements. The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

Valuation of investments—The Fund records its investment in the Master Fund at fair value. Securities held by the Master Fund are valued as indicated in the Master Fund’s Notes to financial statements, which are included elsewhere in this report.

Constant net asset value per share—RMA Government Fund attempts to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share. The Fund and the Master Fund have adopted certain investment, portfolio valuation and dividend/ distribution policies in an attempt to enable the Fund to do so. RMA Government Fund and the Master Fund have

9

UBS RMA Government Money Market Fund

Notes to financial statements

each adopted a policy to operate as a “government money market fund”. Under Rule 2a-7 of the 1940 Act, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities) (either directly or through a related master portfolio). As a “government money market fund”, RMA Government Fund is permitted to seek to maintain a stable price per share.

Liquidity fee and/or redemption gates—By operating as a “government money market fund”, RMA Government Fund is exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Fund’s Board of Trustees (the “Board”) may elect to subject RMA Government Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak that occurred may have a significant negative impact on the operations and profitability of the Fund’s investments. The extent of the impact to the financial performance of the Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Administrator

UBS AM serves as administrator to the Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, the Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the below annual rate, as a percentage of the Fund’s average daily net assets:

Fund	Administration fee
RMA Government Fund	0.10%

At April 30, 2020, the Fund owed UBS AM for administrative services as follows:

Fund	Amount owed to UBS AM
RMA Government Fund	$54,485

UBS AM may voluntarily undertake to waive fees and/or reimburse expenses in the event that the Fund yields drop below a certain level. This undertaking is voluntary and not contractual and may be terminated at any time. At April 30, 2020, and for the period ended April 30, 2020, UBS AM voluntarily waived, the below amount, which is not subject to future recoupment:

Fund	Amount owed by UBS AM	Amount waived by UBS AM
RMA Government Fund	$65,386	$72,225

10

UBS RMA Government Money Market Fund

Notes to financial statements

Shareholder services plan

UBS AM—US is the principal underwriter and distributor of the Fund’s shares. Under the shareholder services plans, UBS AM—US is entitled to a monthly shareholder servicing fee, payable by the Fund, at the below annual rate, as a percentage of the Fund’s average daily net assets:

Fund	Shareholder servicing fee
RMA Government Fund	0.25%

At April 30, 2020, the Fund owed UBS AM—US for shareholder servicing fees as follows:

Fund	Amount owed to UBS AM—US
RMA Government Fund	$136,221

In addition, UBS AM—US may voluntarily undertake to waive fees in the event that Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At April 30, 2020, and for the year ended April 30, 2020, UBS AM—US owed and voluntarily waived, the below amounts, which are not subject to future recoupment:

Fund	Amount owed by UBS AM—US	Amount waived by UBS AM—US
RMA Government Fund	$82,891	$89,731

Transfer agency and related services fees

UBS Financial Services Inc. provides certain services pursuant to a delegation of authority from BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the Fund’s transfer agent, and was compensated for these services by BNY Mellon, not the Fund. For the year ended April 30, 2020, UBS Financial Services Inc. received from BNY Mellon, not the Fund, total delegated services fees as follows:

RMA Government Fund	$652,525

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

RMA Government Money Market Fund

	For the years ended April 30,
	2020	2019
Shares sold	42,606,715,503	60,743,190,587
Shares repurchased	(46,870,396,622)	(61,675,968,098)
Dividends reinvested	49,259,158	79,801,746
Net increase (decrease) in shares outstanding	(4,214,421,961)	(852,975,765)

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

11

UBS RMA Government Money Market Fund

Notes to financial statements

The tax character of distributions paid to shareholders by the Fund during the fiscal years ended April 30, 2020, and April 30, 2019 was ordinary income in the amount of $47,788,292 and $89,019,013 respectively.

At April 30, 2020, the components of accumulated earnings on a tax basis were undistributed ordinary income of $54,446 for RMA Government Fund.

Net capital losses recognized by the Fund may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. As of April 30, 2020, the Fund had no net capital loss carryforward.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has conducted an analysis and concluded as of April 30, 2020, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2020, the Fund did not incur any interest or penalties.

Each of the tax years since the Fund’s inception in June 2016, remains subject to examination by the Internal Revenue Service and state taxing authorities.

12

UBS RMA Government Money Market Fund

Report of independent registered public accounting firm

To the Shareholders and the Board of Trustees of UBS RMA Government Money Market Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of UBS RMA Government Money Market Fund (the “Fund”) (one of the funds constituting UBS Series Funds (the “Trust”)), as of April 30, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and for the period from June 24, 2016 (commencement of operations) through April 30, 2017, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting UBS Series Funds) at April 30, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the three years in the period then ended and for the period from June 24, 2016 (commencement of operations) through April 30, 2017, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 29, 2020

13

UBS RMA Government Money Market Fund

General information (unaudited)

Monthly portfolio holdings disclosure

The Fund and Master Fund file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. These reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Fund and Master Fund make portfolio holdings information available to shareholders on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. Investors also may find additional information about the Fund at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Other tax information

Pursuant to Sections 871(k)(1)(C)(i) and 871(k)(2)(C)(i) of the Internal Revenue Code, the Fund designates $42,846,150 of ordinary income distributions paid as qualified interest income and $125,711 as qualified short term capital gains for the fiscal year ended April 30, 2020.

14

Master Trust

Annual Report  |  April 30, 2020

Includes:

•	Government Master Fund

Government Master Fund

Understanding Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Fund. Investors in the related “feeder fund” should instead focus on separate expense examples relevant to the feeder fund; the expense examples for the feeder fund will reflect its proportionate share of the corresponding Master Fund’s expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2019 to April 30, 2020.

Actual expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

	Beginning account value November 1, 2019	Ending account value April 30, 2020	Expenses paid during period[1] 11/01/19 to 04/30/20	Expense ratio during the period

Actual	$1,000.00	$1,006.30	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.37	0.50	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half year period).

Government Master Fund

Portfolio characteristics at a glance—April 30, 2020 (unaudited)

Government Master Fund

Characteristics
Weighted average maturity[1]	48 days

Portfolio composition[2]
U.S. government agency obligations	49.7%
Repurchase agreements	41.4
U.S. Treasury obligations	8.9
Other assets less liabilities	0.0 †
Total	100.0%

†	Amount represents less than 0.05%
[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Government Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
U.S. government agency obligations—49.7%
Federal Farm Credit Bank 0.080%, due 10/02/20[1]	$133,000,000	$132,954,484
0.160%, due 09/28/20[1]	22,298,000	22,283,135
0.200%, due 11/06/20[1]	97,000,000	96,898,150
0.200%, due 04/19/21[1]	75,000,000	74,852,917
0.500%, due 10/05/20[1]	100,000,000	99,781,944
0.520%, due 09/11/20[1]	90,000,000	89,827,100
0.520%, due 10/16/20[1]	45,000,000	44,890,800
0.520%, due 10/28/20[1]	45,000,000	44,883,000
1 mo. USD LIBOR + 0.020%, 0.884%, due 05/09/20 [2]	141,500,000	141,473,560
1.550%, due 08/04/20[1]	87,500,000	87,142,101
Federal Home Loan Bank
SOFR + 0.020%, 0.030%, due 05/01/20 [2]	181,000,000	181,000,000
SOFR + 0.030%, 0.040%, due 05/01/20 [2]	287,000,000	286,866,752
SOFR + 0.060%, 0.070%, due 05/01/20 [2]	31,000,000	31,000,000
0.090%, due 07/24/20[1]	203,000,000	202,957,370
SOFR + 0.100%, 0.110%, due 05/01/20 [2]	320,000,000	320,000,000
0.114%, due 07/29/20[1]	116,000,000	115,967,307
0.120%, due 07/22/20[1]	127,000,000	126,965,287
SOFR + 0.120%, 0.130%, due 05/01/20 [2]	44,500,000	44,500,000
SOFR + 0.140%, 0.150%, due 05/01/20 [2]	114,000,000	114,000,000
0.150%, due 08/19/20[1]	114,000,000	113,947,750
0.160%, due 09/18/20[1]	128,000,000	127,920,356
SOFR + 0.160%, 0.170%, due 05/01/20 [2]	114,000,000	114,000,000
0.170%, due 08/31/20[1]	95,000,000	94,945,269
0.172%, due 06/15/20[1]	75,000,000	74,984,063
0.180%, due 10/01/20[1]	31,670,000	31,645,772
0.190%, due 10/02/20[1]	114,000,000	113,907,343
0.190%, due 11/03/20[1]	123,000,000	122,879,255
0.190%, due 01/11/21[1]	100,000,000	99,865,417
0.200%, due 07/15/20[1]	136,000,000	135,943,333
0.200%, due 09/18/20[1]	38,000,000	37,970,444
0.200%, due 11/06/20[1]	318,000,000	317,666,100
0.200%, due 04/29/21[1]	71,000,000	70,856,817
0.210%, due 04/23/21[1]	75,000,000	74,843,813
SOFR + 0.230%, 0.240%, due 05/01/20 [2]	448,000,000	448,000,000
0.240%, due 08/03/20[1]	100,000,000	99,937,333
0.240%, due 01/06/21[1]	53,000,000	52,911,667
SOFR + 0.240%, 0.250%, due 05/01/20 [2]	188,000,000	188,017,766
0.250%, due 07/01/20[1]	28,000,000	27,988,139
0.261%, due 07/15/20[1]	76,000,000	75,958,675
0.280%, due 07/22/20[1]	9,300,000	9,294,069
0.280%, due 11/24/20[1]	72,000,000	71,884,080
0.290%, due 09/01/20[1]	181,000,000	180,820,659
0.310%, due 09/11/20	90,000,000	89,991,136
0.340%, due 11/16/20[1]	113,000,000	112,787,623
0.350%, due 12/29/20[1]	200,000,000	199,529,444

	Face amount	Value
U.S. government agency obligations—(concluded)
1 mo. USD LIBOR - 0.050%, 0.437%, due 05/27/20 [2]	$49,000,000	$49,000,000
0.550%, due 05/07/20[1]	26,830,000	26,827,541
1 mo. USD LIBOR - 0.040%, 0.678%, due 05/18/20 [2]	90,000,000	90,000,000
1 mo. USD LIBOR - 0.015%, 0.703%, due 05/20/20 [2]	141,000,000	141,000,000
1 mo. USD LIBOR - 0.040%, 0.711%, due 05/17/20 [2]	66,000,000	66,000,000
1 mo. USD LIBOR - 0.070%, 0.759%, due 05/12/20 [2]	102,000,000	102,000,000
1 mo. USD LIBOR - 0.030%, 0.799%, due 05/12/20 [2]	47,000,000	47,000,000
1 mo. USD LIBOR - 0.040%, 0.824%, due 05/09/20 [2]	96,000,000	96,000,000
1 mo. USD LIBOR - 0.020%, 0.901%, due 05/08/20 [2]	170,000,000	170,000,000
1 mo. USD LIBOR + 0.060%, 1.045%, due 05/07/20 [2]	148,000,000	148,000,000
1 mo. USD LIBOR + 0.065%, 1.058%, due 05/02/20 [2]	97,500,000	97,500,000
1.530%, due 05/01/20[1]	87,000,000	87,000,000
1.550%, due 05/08/20[1]	125,000,000	124,962,326
1.560%, due 06/03/20[1]	50,000,000	49,928,500
1.560%, due 07/15/20[1]	40,000,000	39,870,000
1.565%, due 05/20/20[1]	62,000,000	61,948,790
1.565%, due 07/06/20[1]	88,000,000	87,747,513
1.569%, due 05/06/20[1]	50,000,000	49,989,104
1.569%, due 05/22/20[1]	35,000,000	34,967,966
1.570%, due 05/06/20[1]	50,000,000	49,989,097
1.570%, due 06/01/20[1]	66,000,000	65,910,772
1.570%, due 06/12/20[1]	82,878,000	82,726,195
1.570%, due 07/31/20[1]	89,000,000	88,646,794
1.571%, due 05/08/20[1]	85,000,000	84,974,035
1.573%, due 05/01/20[1]	95,000,000	95,000,000
1.590%, due 06/17/20	4,000,000	3,999,943
1.590%, due 08/10/20[1]	54,000,000	53,759,115
1.595%, due 06/26/20[1]	48,000,000	47,880,907
1.600%, due 05/22/20[1]	138,500,000	138,370,733
1.600%, due 06/02/20[1]	41,000,000	40,941,689
1.605%, due 05/20/20[1]	29,900,000	29,874,672
Federal Home Loan Mortgage Corp.
SOFR + 0.005%, 0.015%, due 05/01/20 [2]	146,000,000	146,000,000
SOFR + 0.010%, 0.020%, due 05/01/20 [2]	200,000,000	200,000,000
0.130%, due 08/19/20[1]	139,000,000	138,944,786
0.140%, due 08/20/20[1]	98,000,000	97,957,697
Federal National Mortgage Association
SOFR + 0.040%, 0.050%, due 05/01/20 [2]	215,000,000	215,000,000
0.180%, due 08/13/20[1]	24,500,000	24,487,260
0.190%, due 09/16/20[1]	116,000,000	115,915,513
0.220%, due 09/02/20[1]	22,000,000	21,983,329
0.280%, due 07/15/20[1]	87,000,000	86,949,250
1.555%, due 05/15/20[1]	87,000,000	86,947,389
Total U.S. government agency obligations (cost—$8,832,741,146)		8,832,741,146

Government Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
U.S. Treasury obligations—8.9%
U.S. Treasury Bills 0.107%, due 08/04/20[1]	$155,000,000	$154,957,052
0.107%, due 08/20/20[1]	105,000,000	104,965,844
0.122%, due 09/15/20[1]	200,000,000	199,908,666
U.S. Treasury Notes 3 mo.Treasury money market yield + 0.045%, 0.170%, due 05/01/20 [2]	46,000,000	45,999,317
3 mo.Treasury money market yield + 0.220%, 0.345%, due 05/01/20 [2]	143,000,000	142,922,595
3 mo.Treasury money market yield + 0.300%, 0.425%, due 05/01/20 [2]	97,000,000	97,087,978
1.375%, due 08/31/20	109,000,000	108,909,326
1.375%, due 09/15/20	47,000,000	46,985,058
1.375%, due 09/30/20	63,500,000	63,425,093
1.375%, due 10/31/20	56,000,000	56,168,465
1.500%, due 05/31/20	40,000,000	39,996,260
1.625%, due 07/31/20	46,000,000	46,005,391
1.625%, due 10/15/20	152,000,000	152,240,953
1.750%, due 11/15/20	44,000,000	44,053,546
2.000%, due 09/30/20	72,000,000	72,345,682
2.000%, due 11/30/20	39,000,000	39,357,429
2.000%, due 01/15/21	39,000,000	39,442,627
2.625%, due 08/15/20	116,000,000	116,330,974
Total U.S. Treasury obligations (cost—$1,571,102,256)		1,571,102,256

Repurchase agreements—41.4%
Repurchase agreement dated 04/30/20 with Fixed Income Clearing Corp., 0.030% due 05/01/20, collateralized by $2,009,190,000 U.S. Treasury Bills, zero coupon due 07/23/20 to 01/28/21, $1,113,395,000 U.S. Treasury Inflation Index Notes, 0.125% to 0.250% due 04/15/21 to 01/15/25 and $3,488,770,000 U.S. Treasury Notes, 0.125% to 2.250% due 12/31/21 to 12/31/24; (value—$6,788,106,544); proceeds: $6,655,005,546	6,655,000,000	6,655,000,000

	Face amount	Value
Repurchase agreements— (concluded)
Repurchase agreement dated 04/01/20 with J.P. Morgan Securities LLC, SOFR + 0.01%, 0.020% due 05/07/20, collateralized by $120,791,886 Federal Home Loan Mortgage Corp. obligations, 3.000% to 5.000% due 12/01/34 to 03/01/50 and $296,342,720 Federal National Mortgage Association obligations, 2.500% to 6.500% due 02/01/26 to 03/01/50; (value—$306,000,000); proceeds: $300,004,833[3]	300,000,000	300,000,000
Repurchase agreement dated 04/01/20 with J.P. Morgan Securities LLC, OBFR + 0.22%, 0.260% due 07/29/20, collateralized by $79,750,780 Federal Home Loan Mortgage Corp. obligations, 2.718% to 5.736% due 10/15/32 to 10/15/47, $1,917,297,148 Federal National Mortgage Association obligations, zero coupon to 6.303% due 02/25/33 to 12/25/49 and $825,234,566 Government National Mortgage Association obligations, 0.030% to 6.082% due 05/20/37 to 05/16/58; (value—$103,000,000); proceeds: $100,020,944[3]	100,000,000	100,000,000
Repurchase agreement dated 01/10/20 with MUFG Securities Americas Inc., SOFR + 0.09%, 0.130% due 06/04/20, collateralized by $237,436,727 Federal Home Loan Mortgage Corp. obligations, 1.600% to 5.000% due 12/15/29 to 02/25/50 and $149,937,870 Federal National Mortgage Association obligations, 1.500% to 4.000% due 06/25/30 to 09/25/59; (value—$306,000,000); proceeds: $300,120,250[3]	$300,000,000	$300,000,000
Total repurchase agreements (cost—$7,355,000,000)		7,355,000,000
Total investments (cost—$17,758,843,402 which approximates cost for federal income tax purposes)—100.0%		17,758,843,402

Other assets in excess of liabilities—0.00%†		3,831,968
Net assets—100.0%		$17,762,675,370

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 20.

Government Master Fund

Portfolio of investments—April 30, 2020

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
U.S. government agency obligations	$—	$8,832,741,146	$—	$8,832,741,146
U.S. Treasury obligations	—	1,571,102,256	—	1,571,102,256
Repurchase agreements	—	7,355,000,000	—	7,355,000,000
Total	$—	$17,758,843,402	$—	$17,758,843,402

At April 30, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05%
[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.
[3]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2020 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2020.

Portfolio acronyms

LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
OBFR	Overnight Bank Funding Rate

See accompanying notes to financial statements.

Government Master Trust

Statement of assets and liabilities

April 30, 2020

Assets:
Investments, at value (cost—$10,403,843,402)	$10,403,843,402
Repurchase agreements (cost—$7,355,000,000)	7,355,000,000
Total investments in securities, at value (cost—$17,758,843,402)	17,758,843,402
Cash	826,905
Receivable for interest	4,309,315
Total assets	17,763,979,622

Liabilities:
Payable to affiliate	1,304,252
Total liabilities	1,304,252
Net assets, at value	$17,762,675,370

See accompanying notes to financial statements.

Government Master Trust

Statement of operations

For the year ended April 30, 2020
Investment income:
Interest	$254,627,039
Expenses:
Investment advisory and administration fees	13,698,204
Trustees’ fees	65,354
Net expenses	13,763,558
Net investment income (loss)	240,863,481
Net realized gain (loss)	481,629
Net increase (decrease) in net assets resulting from operations	$241,345,110

See accompanying notes to financial statements.

Government Master Trust

Statement of changes in net assets

	For the years ended April 30,
	2020	2019
From operations:

Net investment income (loss)	$240,863,481	$311,128,479
Net realized gain (loss)	481,629	253,159
Net increase (decrease) in net assets resulting from operations	241,345,110	311,381,638
Net increase (decrease) in net assets from beneficial interest transactions	3,242,842,988	(1,709,825,456)
Net increase (decrease) in net assets	3,484,188,098	(1,398,443,818)
Net assets:

Beginning of year	14,278,487,272	15,676,931,090
End of year	$17,762,675,370	$14,278,487,272

See accompanying notes to financial statements.

Government Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Years ended April 30,			For the period from June 24, 2016[1] to April 30, 2017
	2020	2019	2018
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%[2]
Expenses after fee waivers	0.10%	0.10%	0.10%	0.08%[2]
Net investment income (loss)	1.75%	2.07%	1.07%	0.43%[2]
Supplemental data:
Total investment return[3]	1.74%	2.10%	1.08%	0.35%
Net assets, end of period (000’s)	$17,762,675	$14,278,487	$15,676,931	$17,380,098

[1]	Commencement of operations.
[2]	Annualized.
[3]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Government Master Fund

Notes to financial statements

Organization and significant accounting policies

Government Master Fund (the “Master Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007. Government Master Fund commenced operations on June 24, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Fund. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Master Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Fund that have not yet occurred. However, the Master Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In March 2017, the FASB issued Accounting Standards Update (“ASU”) 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities (“ASU 2017-08”). The update provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. ASU 2017-08 is effective for annual periods, and interim periods within those annual periods, begining after December 15, 2018. Management has assessed the impact of these changes, and the changes are incorporated within the financial statements. During the year ended April 30, 2020, the ASU 2017-08 update did not have an impact on the Master Fund.

In August 2018, the FASB issued (“ASU”) 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update introduces new fair value disclosure requirements, eliminates some prior fair value disclosure requirements, and modifies certain existing fair value disclosure requirements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Management has assessed the potential impact of these changes and the changes are incorporated within the financial statements.

The following is a summary of significant accounting policies:

Valuation of investments—Under Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), Government Master Fund has adopted a policy to operate as a “government money market fund”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As a “government money market fund”, Government Master Fund values its investments at amortized cost unless the Master Trust’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring

Government Master Fund

Notes to financial statements

of the valuation of securities held by Government Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Master Fund’s portfolio investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value the Master Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

The Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time the Master Fund’s beneficial interests are priced. Pursuant to the Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Master Fund’s Portfolio of investments.

Liquidity fee and/or redemption gates—By operating as a “government money market fund”, Government Master Fund is exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject Government Master Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Fund and its counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus

Government Master Fund

Notes to financial statements

any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 of the 1940 Act or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Master

Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Master Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. The Master Fund may engage in repurchase agreements as part of normal investing strategies.

Under certain circumstances, the Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak that occurred may have a significant negative impact on the operations and profitability of the Master Fund’s investments. The extent of the impact to the financial performance of the Master Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to the Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, the Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of the Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

Government Master Fund

Notes to financial statements

At April 30, 2020, the Master Fund owed UBS AM for investment advisory and administration services as follows:

Fund	Amount owed to UBS AM
Government Master Fund	$1,304,252

In exchange for these fees, UBS AM has agreed to bear all of the Master Fund’s expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Fund, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Fund’s independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of the Master Fund’s average daily net assets. At April 30, 2020, UBS AM did not owe the Master Fund any additional reductions in management fees for independent trustees’ fees and expenses.

In addition, UBS AM may voluntarily undertake to waive fees in the event that Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At April 30, 2020, and during the year ended April 30, 2020, UBS AM did not owe and/or waive fees under this additional fee waiver undertaking. Such waived fees are not subject to future recoupment.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Fund may conduct transactions, resulting in him being deemed an interested trustee of the Master Fund. The Master Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions.

During the period ended April 30, 2020, the Master Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate value as follows:

Government Master Fund	$154,231,748

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Fund’s investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Beneficial interest transactions

Government Master Fund

	For the years ended April 30,
	2020	2019
Contributions	$46,835,779,003	$41,871,149,616
Withdrawals	(43,592,936,015)	(43,580,975,072)
Net increase (decrease) in beneficial interest	$3,242,842,988	$(1,709,825,456)

Federal tax status

Government Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in the Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that the Master Fund’s assets, income and distributions will be managed

Government Master Fund

Notes to financial statements

in such a way that an investor in the Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Master Fund has conducted an analysis and concluded, as of April 30, 2020, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2020, the Fund did not incur any interest or penalties.

Each of the tax years since the Fund’s inception in June 2016, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Government Master Fund

Report of independent registered public accounting firm

To the Shareholders and the Board of Trustees of Government Master Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Government Master Fund (the “Fund”), (one of the funds constituting Master Trust (the “Trust”)), including the portfolio of investments, as of April 30, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and for the period from June 24, 2016 (commencement of operations) through April 30, 2017, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Master Trust) at April 30, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the three years in the period then ended and for the period from June 24, 2016 (commencement of operations) through April 30, 2017, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2020, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 29, 2020

Government Master Fund

General information (unaudited)

Monthly portfolio holdings disclosure

The Master Fund files its complete schedule of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. The Master Fund’s reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Master Fund makes portfolio holdings information available to interestholders (and investors in the related feeder funds) on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. Investors also may find additional information about the Master Fund at the above referenced UBS Website internet address.

Proxy voting policies, procedures and record

You may obtain a description of the Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Master Fund directly at 1-800-647 1568, online on Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

UBS RMA Government Money Market Fund

Supplemental information (unaudited)

Board of Trustees & Officers

The Fund is governed by a Board of Trustees which oversees the Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by the trustee.

The Fund’s Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustee

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Meyer Feldberg[2]; 78 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee and Chairman of the Board of Trustees	Since 1998 (Trustee); Since 2017 (Chairman of the Board of Trustees)	Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since 2005). Professor Feldberg also served as President of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promoted interaction with other cities around the world (2007 to 2014). Prior to 2004, he was Dean and Professor of Management and Ethics of the Graduate School of Business at Columbia University (since 1989). From 1992 to 2016, Professor Feldberg was a director of Macy’s, Inc. (operator of department stores). From 1997 to 2017, Professor Feldberg was a director of Revlon, Inc. (cosmetics).	Professor Feldberg is a director or trustee of 9 investment companies (consisting of 49 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.	Professor Feldberg is also a director of the New York City Ballet.

UBS RMA Government Money Market Fund

Supplemental information (unaudited)

Independent Trustees

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Alan S. Bernikow; 79 207 Benedict Ave. Staten Island, NY 10314	Trustee	Since 2005	Mr. Bernikow is retired. Previously, he was deputy chief executive officer at Deloitte & Touche (international accounting and consulting firm). From 2003 to March 2017, Mr. Bernikow was also a director of Destination XL Group, Inc. (menswear) (and served as a member of its nominating and corporate governance committee).	Mr. Bernikow is a trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of its compensation committee) and the lead director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee).
Richard R. Burt; 73 McLarty Associates 900 17th Street, N.W. Washington, D.C. 20006	Trustee	Since 1998	Mr. Burt is a managing partner of McLarty Associates (a consulting firm) (since 2007). He was chairman of IEP Advisors (international investments and consulting firm) until 2009.	Mr. Burt is a trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe, Russia and Turkey Fund, Inc., The European Equity Fund, Inc., and The New Germany Fund, Inc. (and serves as a member of each such fund’s audit, nominating and governance committees).
Bernard H. Garil; 80 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).	Mr. Garil is a trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Garil is also a director of The Leukemia & Lymphoma Society (voluntary health organization) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

33

UBS RMA Government Money Market Fund

Supplemental information (unaudited)

Independent Trustees (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Heather R. Higgins; 60 c/o Keith A. Weller, Fund Secretary UBS Asset Management (Americas) Inc. One North Wacker Drive Chicago, IL 60606	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or has served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She also serves on the board of the Hoover Institution (from 2001 to 2007 and since 2009).	Ms. Higgins is a trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	None

[1]	Each trustee holds office for an indefinite term.
[2]

Professor Feldberg is deemed an “interested person” of the Trust as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Trust may conduct transactions.

34

UBS RMA Government Money Market Fund

Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Rose Ann Bubloski[2]; 52	Vice President and Assistant Treasurer	Since 2011	Ms. Bubloski is a director (since 2012) (prior to which she was an associate director (from 2008 to 2012)) and a senior manager of product control and investment support (previously named registered fund product control) at UBS Asset Management (Americas) Inc. and/or UBS Asset Management (US) Inc. (“UBS AM—Americas region”). Ms. Bubloski is a vice president and assistant treasurer of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.
Franklin P. Dickson[2]; 41	Vice President	Since 2017	Mr. Dickson is an associate director (since 2015) and tax compliance manager (since 2017) (prior to which he was a product controller (from 2015 to 2017) of product control and investment support (previously named registered fund product control) of UBS AM—Americas region. From 2013 through 2015, Mr. Dickson was fund administration and compliance manager for U.S. Bancorp Fund Services, LLC, and from 2008 through 2013, Mr. Dickson was vice president, client service manager at BNY Mellon Asset Servicing. Mr. Dickson is a vice president of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.
Lisa N. DiPaolo[2]; 42	Vice President	Since 2015	Ms. DiPaolo is an Executive Director (since 2020) (prior to which she was a director from 2008 until March 2020), and portfolio manager (since 2015) at UBS AM—Americas region. Ms. DiPaolo joined UBS AM—Americas region in 2000 and has been a municipal securities analyst on the tax-free fixed income team. Ms. DiPaolo is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Elbridge T. Gerry III[2]; 63	Vice President	Since 1999	Mr. Gerry is a managing director and formerly co-head of municipal investments of UBS AM—Americas region (from 2017 until June 2020; head from 2001 to 2017). Mr. Gerry is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Charles W. Grande[2]; 56	Vice President	Since 2017	Mr. Grande is a managing director, head of municipal investments (since June 2020; formerly co-head from 2017 until June 2020) and head of municipal credit research (since 2009) with UBS AM—Americas region. Mr. Grande is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Mark F. Kemper[3]; 62	Vice President and Assistant Secretary	Since 2004 and 2019, respectively

Mr. Kemper is a managing director (since 2006) and senior legal counsel (since October 2019) (prior to which he was Interim Head of Compliance and Operational Risk Control (from June 2019 through September 2019) and general counsel of UBS AM—Americas region (from 2004-2019). He has been secretary of UBS AM—Americas region (since 2004) and assistant secretary of UBS Asset Management Trust Company (since 1993). Mr. Kemper is vice president and assistant secretary of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager. Mr. Kemper is employed by UBS Business Solutions US LLC (since 2017).

Joanne M. Kilkeary[2]; 52	Vice President, Treasurer and Principal Accounting Officer	Since 1999 (Vice President) and since 2017 (Treasurer and Principal Accounting Officer)	Ms. Kilkeary is an executive director (since 2013) (prior to which she was a director (from 2008 to 2013)) and head of regulatory, tax, audit and board governance for product control and investment support (since 2017) (prior to which she was a senior manager (from 2004 to 2017) of registered fund product control of UBS AM—Americas region). Ms. Kilkeary is a vice president, treasurer and principal accounting officer of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.
Igor Lasun[2]; 41	President	Since 2018	Mr. Lasun is an executive director and head of fund development and management for UBS AM—Americas region (since 2018) (prior to which he was a senior fixed income product specialist from 2007 to 2018, and had joined the firm in 2005). In this role, he oversees development and management for both wholesale and institutional businesses. Mr. Lasun serves as president of 7 investment companies (consisting of 57 portfolios) for which UBS AM serves as investment advisor or manager.

35

UBS RMA Government Money Market Fund

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
William Lawlor[3]; 32	Vice President and Assistant Secretary	Since 2018	Mr. Lawlor is a director and associate general counsel with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region since 2013. Prior to joining UBS AM—Americas region, Mr. Lawlor attended Kent College of Law, where he graduated in 2013. Mr. Lawlor is a vice president and assistant secretary of 7 investment companies (consisting of 57 portfolios) for which UBS AM serves as investment advisor or manager.
Ryan Nugent[2]; 42	Vice President	Since 2009	Mr. Nugent is an executive director (since 2017) (prior to which he was director (from 2010 to 2017)), and portfolio manager (since 2005) and head of municipal trading (since 2013) of UBS AM—Americas region. Mr. Nugent is a vice president of two investment companies (consisting of 26 portfolios) for which UBS AM serves as investment advisor or manager.
Nancy D. Osborn[2]; 54	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is a director (since 2010) (prior to which she was an associate director) and a compliance officer (since June 2020) prior to which she was a senior manager of product control and investment support (previously named registered fund product control) of UBS AM—Americas region (from 2006 until June 2020). Mrs. Osborn is a vice president and assistant treasurer of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.
Frank Pluchino[2]; 60	Chief Compliance Officer	Since 2017	Mr. Pluchino is an executive director with UBS Business Solutions US LLC and is also the chief compliance officer of UBS Hedge Fund Solutions LLC (since 2010). Mr. Pluchino is the chief compliance officer of 12 investment companies (consisting of 62 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.
Robert Sabatino[3]; 46	Vice President	Since 2001	Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director (since 2007)), head of global liquidity portfolio management (since 2015), head of US taxable money markets (from 2009 to 2015), and portfolio manager of UBS AM—Americas region in the short duration fixed income group (since 2000). Mr. Sabatino is a vice president of three investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.
Eric Sanders[3]; 54	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.
Philip Stacey[3]; 35	Vice President and Assistant Secretary	Since 2018	Mr. Stacey is an executive director (since 2019) and associate general counsel (since 2017) with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region since 2015. Prior to joining UBS AM—Americas region, Mr. Stacey was a legal associate with the Chicago-based investment manager HFR Asset Management, LLC from 2009 through 2015. Mr. Stacey is a vice president and assistant secretary of 7 investment companies (consisting of 57 portfolios) for which UBS AM serves as investment advisor or manager.
David Walczak[3]; 36	Vice President	Since 2016	Mr. Walczak is an executive director (since 2016), head of US money markets (since 2015) and portfolio manager of UBS AM—Americas region. Mr. Walczak is a vice president of three investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.

36

UBS RMA Government Money Market Fund

Supplemental information (unaudited)

Officers (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Keith A. Weller[3]; 58	Vice President and Secretary	Since 1998 (Vice President) and since 2019 (Secretary)	Mr. Weller is an executive director (since 2017) and deputy general counsel (since 2019) (prior to which he was senior associate general counsel) with UBS Business Solutions US LLC and also with UBS AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.

[1]	Officers of the Trust are appointed by the trustees and serve at the pleasure of the board.
[2]	This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.
[3]	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.

37

Trustees

Meyer Feldberg

Chairman

Alan S. Bernikow

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Administrator (and Manager for Government Master Fund)

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter (for the feeder fund)

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

© UBS 2020. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S1676

UBS Institutional/Reserves Funds

Annual Report  |  April 30, 2020

Includes:

•	UBS Select Prime Institutional Fund
•	UBS Select ESG Prime Institutional Fund
•	UBS Select Government Institutional Fund
•	UBS Select Treasury Institutional Fund
•	UBS Prime Reserves Fund
•	UBS Tax-Free Reserves Fund

UBS Institutional/Reserves Funds

June 10, 2020

Dear Shareholder,

We present you with the annual report for the UBS Institutional/Reserves Series of Funds, namely UBS Select Prime Institutional Fund, UBS Select ESG Prime Institutional Fund, UBS Select Government Institutional Fund, UBS Select Treasury Institutional Fund, UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund (the “Funds”) for the 12 months (or since commencement period for UBS Select ESG Prime Institutional Fund) ended April 30, 2020 (the “reporting period”).

Performance

The US Federal Reserve Board lowered the federal funds rate five times during the 12 months ended April 30, 2020 and ended the reporting period in a range between 0.00% and 0.25%. The federal funds rate, or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) The yields on a wide range of short-term investments declined over the period. As a result, the Funds’ yields declined during the reporting period.

The seven-day current yields for the Funds (after fee waivers/expense reimbursements, if any) were as follows:

•	UBS Select Prime Institutional Fund: 0.64% on April 30, 2020, versus 2.44% as of April 30, 2019.

•	UBS Select ESG Prime Institutional Fund: 0.69% on April 30, 2020.

•	UBS Select Government Institutional Fund: 0.19% as of April 30, 2020, versus 2.30% as of April 30, 2019.

•	UBS Select Treasury Institutional Fund: 0.17% on April 30, 2020, versus 2.31% as of April 30, 2019.

•	UBS Prime Reserves Fund: 0.63% on April 30, 2020, versus 2.42% as of April 30, 2019.

•	UBS Tax-Free Reserves Fund: 0.03% on April 30, 2020, versus 2.02% as of April 30, 2019.

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on pages 7 to 9.

An interview with the Portfolio Managers

Q.	How would you describe the economic environment during the reporting period?
A.	After initially expanding at a moderate pace, the US economy then significantly contracted given the impact from the COVID-19 pandemic.

UBS Select Prime Institutional Fund

UBS Select Government Institutional Fund

UBS Select Treasury Institutional Fund

UBS Prime Reserves Fund

Investment goals (all four Funds):

Maximum current income consistent with liquidity and capital preservation

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

UBS Select Prime Institutional Fund—August 10, 1998;

UBS Select Government Institutional Fund—July 26, 2016; UBS Select Treasury Institutional Fund—March 23, 2004;

UBS Prime Reserves Fund—January 19, 2016

Dividend payments:

Monthly

UBS Select ESG Prime Institutional Fund

Investment goal:

Maximum current income as is consistent with liquidity and preservation of capital while incorporating select environmental, social, and governance criteria (“ESG”) into the investment process.

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management

(Americas) Inc.

Commencement:

January 15, 2020

Dividend payments:

Monthly

1

UBS Institutional/Reserves Funds

Looking back, the US Commerce Department reported that gross domestic product (“GDP”) grew at a 2.0%, 2.1% and 2.1% seasonally adjusted annualized rate during the second, third and fourth quarters of 2019, respectively. The US Commerce Department’s initial estimate for first quarter GDP was -4.8%, which represented the largest quarterly decline since the fourth quarter of 2008. With large portions of the economy shut down in an attempt to “flatten the curve” and thwart the spread of COVID-19, second quarter 2020 GDP is also expected to be extremely weak.

Q.	How did the US Federal Reserve Board (the “Fed”) react to the economic environment?
A.

The Fed took a number of aggressive—and in some cases unprecedented—actions in an attempt to support the economy. After raising interest rates four times in 2018, the Fed indicated it would pause from additional rate hikes. After analyzing incoming economic data for several months, the Fed pulled the trigger and lowered the federal funds rate at its meetings in July, September and October 2019. At its meeting in January 2020, the Fed reiterated its intention to pause from further actions for the time being as it analyzed incoming economic data. However, given the rapid spread of COVID-19 and its impact on the economy, on March 3, 2020 the Fed cut the federal funds rate to a range between 1.00% and 1.25%. Then, on March 15, the Fed lowed the federal funds rate to a range between 0.00% and 0.25%. In addition, the Fed announced that, “over coming months the Committee will increase its holdings of Treasury securities by at least $500 billion and its holdings of agency mortgage-backed securities by at least $200 billion.” On March 23, the Fed said, “It has become clear that our economy will face severe disruptions…Aggressive efforts must be taken across the public and private sectors to limit the losses to jobs and incomes and to promote a swift recovery once the disruptions abate.” This included essentially unlimited purchases of Treasury and mortgage securities. Finally, on April 29, 2020, the Fed said, “To support the flow of credit to households and businesses, the Federal Reserve will continue to purchase Treasury securities and agency residential and commercial mortgage-backed securities in the amounts needed to support smooth market functioning, thereby fostering effective transmission of monetary policy to broader financial conditions.”

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.

Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—the Prime Master Fund, the ESG Prime Master Fund, the Government Master Fund, the Treasury Master Fund, the Prime CNAV Master Fund and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

•

For the Prime Master Fund in which UBS Select Prime Institutional Fund invests, we tactically adjusted its weighted average maturity (WAM)—which is the weighted average maturity of the securities in the portfolio—throughout the 12-month review period. When the reporting period began, the Master Fund had a WAM of 26 days. By the end of the period on April 30, 2020, the Master Fund’s WAM was 27 days.

At the issuer level, we maintained a high level of diversification. To that end, for maturities past overnight, we typically purchased up to 3% in single nongovernment issuers throughout the reporting period. (The Master Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

UBS Tax-Free Reserves Fund

Investment goal:

Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

Portfolio Managers:

Elbridge T. Gerry III

Lisa M. DiPaolo

UBS Asset Management (Americas) Inc.

Commencement:

August 28, 2007

Dividend payments:

Monthly

2

UBS Institutional/Reserves Funds

At the security level, we modestly increased the Master Fund’s exposures to commercial paper. Conversely, we decreased its exposure to certificates of deposit. We also added direct US Treasury obligations to the portfolio.

•

The WAM for the Master Fund in which UBS Select ESG Prime Institutional Fund invests was 41 days at period-end on April 30, 2020. At the security level, the Master Fund’s largest exposures were commercial paper, repurchase agreements and time deposits. It also had a modest position in certificates of deposit.

•

The WAM for the Master Fund in which UBS Select Government Institutional Fund invests was 41 days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end on April 30, 2020, it was 48 days. At the security level, we increased the Master Fund’s exposure to repurchase agreements and decreased its allocation to US government agency obligations.

•

The WAM for the Master Fund in which UBS Select Treasury Institutional Fund invests was 18 days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end on April 30, 2020, it was 51 days. At the security level, we increased the Master Fund’s exposure to direct US Treasury obligations and reduced its exposure to repurchase agreements backed by Treasury obligations.

•

The WAM for the Prime CNAV Master Fund in which UBS Prime Reserves Fund invests was 24 days when the reporting period began. We tactically adjusted its WAM, and at the end of the reporting period on April 30, 2020, the Master Fund’s WAM was 33 days. Over the review period, we increased the Master Fund’s exposure to commercial paper. We also initiated small positions in US Treasury obligations and US government agency obligations. Conversely, we decreased our exposures to certificates of deposit, time deposits and repurchase agreements.

•

The WAM for the Master Fund in which UBS Tax-Free Reserves Fund invests was 9 days when the reporting period began. We tactically adjusted the Master Fund’s WAM based on market conditions and seasonality factors within the tax-exempt market. At the end of the reporting period its WAM was 9 days. Over the review period, we increased the Master Fund’s allocation to municipal bonds and reduced its exposure to tax-exempt commercial paper.

Q.	What factors do you believe will affect the Funds over the coming months?
A.

As of this writing, it is unclear what the ultimate impact from the COVID-19 pandemic will be on the global economy. That being said, it’s widely expected that the US will experience a recession. Against this backdrop, we expect the Fed to remain highly accommodative and inflation to remain generally well contained. In this environment, we anticipate continuing to manage the Funds focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

*

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/am-us.

3

UBS Institutional/Reserves Funds

Sincerely,

Igor Lasun

President—UBS Series Funds

UBS Select Prime Institutional Fund

UBS Select ESG Prime Institutional Fund

UBS Select Government Institutional Fund

UBS Select Treasury Institutional Fund

UBS Prime Reserves Fund

UBS Tax-Free Reserves Fund

Executive Director

UBS Asset Management

(Americas) Inc.

Robert Sabatino

Portfolio Manager—

UBS Select Prime Institutional Fund

UBS Select ESG Prime Institutional Fund

UBS Select Government Institutional Fund

UBS Select Treasury Institutional Fund

UBS Prime Reserves Fund

Managing Director

UBS Asset Management

(Americas) Inc.

David J. Walczak

Portfolio Manager—

UBS Select Prime Institutional Fund

UBS Select ESG Prime Institutional Fund

UBS Select Government Institutional Fund

UBS Select Treasury Institutional Fund

UBS Prime Reserves Fund

Executive Director

UBS Asset Management

(Americas) Inc.

Lisa DiPaolo Portfolio Manager— UBS Tax-Free Reserves Fund Executive Director UBS Asset Management (Americas) Inc.

Elbridge T. Gerry III Portfolio Manager— UBS Tax-Free Reserves Fund Managing Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the 12-month period (or since commencement) ended April 30, 2020. The views and opinions in the letter were current as of June 10, 2020. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

4

UBS Institutional/Reserves Funds

Understanding your Fund’s expenses1 (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2019 to April 30, 2020.

Actual expenses

The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Please note that while UBS Select ESG Prime Institutional Fund commenced operations on January 15, 2020, the “hypothetical” expenses paid during the period reflect activity for the full six month period for the purposes of comparability. This projection assumes that the Fund’s expense ratio in effect during its initial period (January 15, 2020 through April 30, 2020) also would have been in effect during the period from November 1, 2019 to April 30, 2020.

5

UBS Institutional/Reserves Funds

Understanding your Fund’s expenses1 (unaudited) (concluded)

	Beginning account value November 1, 2019	Ending account value[2] April 30, 2020	Expenses paid during period[3,4] 11/01/19 to 04/30/20	Expense ratio during the period

UBS Select Prime Institutional Fund
Actual	$1,000.00	$1,007.30	$0.90	0.18%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.97	0.91	0.18

UBS Select ESG Prime Institutional Fund
Actual	$1,000.00	$1,004.40	$0.23	0.08%
Hypothetical (5% annual return before expenses)	1,000.00	1,014.25	0.23	0.08

UBS Select Government Institutional Fund
Actual	$1,000.00	$1,006.00	$0.90	0.18%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.97	0.91	0.18

UBS Select Treasury Institutional Fund
Actual	$1,000.00	$1,005.70	$0.90	0.18%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.97	0.91	0.18

UBS Prime Reserves Fund
Actual	$1,000.00	$1,007.00	$0.90	0.18%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.97	0.91	0.18

UBS Tax-Free Reserves Fund
Actual	$1,000.00	$1,005.00	$0.90	0.18%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.97	0.91	0.18

[1]	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.
[2]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[3]

Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half year period), except as noted below.

[4]

UBS Select ESG Prime Institutional Fund commenced operations on January 15, 2020. Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 106 divided by 366 (to reflect the inception period from January 15, 2020 to April 30, 2020). Hypothetical expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half year period).

6

UBS Institutional/Reserves Funds

Yields and characteristics at a glance—April 30, 2020 (unaudited)

UBS Select Prime Institutional Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	0.64%
Seven-day effective yield after fee waivers[1]	0.64
Seven-day current yield before fee waivers[1]	0.64
Seven-day effective yield before fee waivers[1]	0.64
Weighted average maturity[2]	27 days

UBS Select ESG Prime Institutional Fund*

Yields and characteristics
Seven-day current yield after fee waivers[1]	0.69%
Seven-day effective yield after fee waivers[1]	0.69
Seven-day current yield before fee waivers[1]	0.69
Seven-day effective yield before fee waivers[1]	0.59
Weighted average maturity[2]	41 days

Table footnotes are on page 9.

You could lose money by investing in UBS Select Prime Institutional Fund and UBS Select ESG Prime Institutional Fund. Because the price of interests in the related money market master funds will fluctuate, when you sell your shares of UBS Select Prime Institutional Fund and UBS Select ESG Prime Institutional Fund, your shares of UBS Select Prime Institutional Fund and UBS Select ESG Prime Institutional Fund may be worth more or less than what you originally paid for them. The related money market master funds may impose a fee upon sale of your shares of UBS Select Prime Institutional Fund and UBS Select ESG Prime Institutional Fund or may temporarily suspend your ability to sell shares of UBS Select Prime Institutional Fund and UBS Select ESG Prime Institutional Fund if the related money market master fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Select Prime Institutional Fund and UBS Select ESG Prime Institutional Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Prime Institutional Fund’s and UBS Select ESG Prime Institutional Fund’s sponsor has no legal obligation to provide financial support to UBS Select Prime Institutional Fund and UBS Select ESG Prime Institutional Fund, and you should not expect that the fund’s sponsor will provide financial support to UBS Select Prime Institutional Fund and UBS Select ESG Prime Institutional Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

7

UBS Institutional/Reserves Funds

Yields and characteristics at a glance—April 30, 2020 (unaudited) (continued)

UBS Select Government Institutional Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	0.19%
Seven-day effective yield after fee waivers[1]	0.19
Seven-day current yield before fee waivers[1]	0.19
Seven-day effective yield before fee waivers[1]	0.19
Weighted average maturity[2]	48 days

UBS Select Treasury Institutional Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	0.17%
Seven-day effective yield after fee waivers[1]	0.17
Seven-day current yield before fee waivers[1]	0.17
Seven-day effective yield before fee waivers[1]	0.17
Weighted average maturity[2]	51 days

Table footnotes are on page 9.

You could lose money by investing in UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. An investment in UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Government Institutional Fund’s sponsor and UBS Select Treasury Institutional Fund’s sponsor has no legal obligation to provide financial support to UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund, and you should not expect that the funds’ sponsor will provide financial support to UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

8

UBS Institutional/Reserves Funds

Yields and characteristics at a glance—April 30, 2020 (unaudited) (concluded)

UBS Prime Reserves Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	0.63%
Seven-day effective yield after fee waivers[1]	0.64
Seven-day current yield before fee waivers[1]	0.63
Seven-day effective yield before fee waivers[1]	0.64
Weighted average maturity[2]	33 days

UBS Tax-Free Reserves Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	0.03%
Seven-day effective yield after fee waivers[1]	0.03
Seven-day current yield before fee waivers[1]	0.03
Seven-day effective yield before fee waivers[1]	0.03
Weighted average maturity[2]	9 days

Investments in UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund are intended to be limited to accounts beneficially owned by natural persons. UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund reserve the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. The related money market master funds may impose a fee upon sale of your shares of UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund or may temporarily suspend your ability to sell shares of UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund if the related money market master fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Prime Reserves Fund’s sponsor and UBS Tax-Free Reserves Fund’s sponsor has no legal obligation to provide financial support to UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund, and you should not expect that the funds’ sponsor will provide financial support to UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

*	Commenced operations on January 15, 2020.
[1]

Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

9

UBS Institutional/Reserves Funds

Statement of assets and liabilities

April 30, 2020

	UBS Select Prime Institutional Fund	UBS Select ESG Prime Institutional Fund
Assets:
Investments in Master Fund, at cost (which approximates cost for federal income tax purposes)	$9,337,360,533	$46,400,600

Investments in Master Fund, at value	9,339,514,040	46,430,310

Liabilities:
Dividends payable to shareholders	4,768,495	20,458
Payable to affiliate	583,329	1,001
Total liabilities	5,351,824	21,459
Net assets	9,334,162,216	46,408,851
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 9,329,652,974; 46,373,767; 5,817,113,992; 13,354,478,671; 3,830,008,393 and 1,973,067,279 outstanding, respectively	$9,331,947,052	$46,379,141
Distributable earnings (losses)	2,215,164	29,710
Net assets	$9,334,162,216	$46,408,851
Net asset value per share	$1.0005	$1.0008

10

UBS Institutional/Reserves Funds

UBS Select Government Institutional Fund	UBS Select Treasury Institutional Fund	UBS Prime Reserves Fund	UBS Tax-Free Reserves Fund

$5,818,596,165	$13,357,481,902	$3,832,094,456	$1,973,514,346

5,818,596,165	13,357,481,902	3,832,094,456	1,973,514,346

1,086,774	2,151,823	1,826,852	301,480
364,043	851,408	223,927	145,344
1,450,817	3,003,231	2,050,779	446,824
5,817,145,348	13,354,478,671	3,830,043,677	1,973,067,522
$5,817,113,992	$13,354,478,671	$3,830,008,393	$1,973,067,279
31,356	—	35,284	243
$5,817,145,348	$13,354,478,671	$3,830,043,677	$1,973,067,522
$1.00	$1.00	$1.00	$1.00

See accompanying notes to financial statements.

11

UBS Institutional/Reserves Funds

Statement of operations

For the period ended April 30, 2020

	UBS Select Prime Institutional Fund	UBS Select ESG Prime Institutional Fund[1]
Investment income:
Interest income allocated from Master Fund	$215,251,905	$87,829
Expenses allocated from Master Fund	(10,725,687)	(6,967)
Expense waiver allocated from Master Fund	—	6,967
Net investment income allocated from Master Fund	204,526,218	87,829
Expenses:
Administration fees	8,521,129	2,969
Trustees’ fees	51,059	2,645
	8,572,188	5,614
Fee waivers and/or Trustees’ fees reimbursement by administrator	—	—
Net expenses	8,572,188	5,614
Net investment income (loss)	195,954,030	82,215
Net realized gain (loss) allocated from Master Fund	61,668	—
Net change in unrealized appreciation (depreciation) allocated from Master Fund	1,713,906	29,710
Net increase (decrease) in net assets resulting from operations	$197,729,604	$111,925

[1]	Commenced operations on January 15, 2020.

12

UBS Institutional/Reserves Funds

UBS Select Government Institutional Fund	UBS Select Treasury Institutional Fund	UBS Prime Reserves Fund	UBS Tax-Free Reserves Fund

$49,579,098	$131,144,298	$66,858,273	$22,680,365
(3,016,733)	(7,942,113)	(3,431,141)	(1,738,430)
—	—	—	—
46,562,365	123,202,185	63,427,132	20,941,935

2,386,394	6,305,151	2,716,826	1,369,649
25,138	43,795	25,620	20,069
2,411,532	6,348,946	2,742,446	1,389,718
—	—	—	(2,027)
2,411,532	6,348,946	2,742,446	1,387,691
44,150,833	116,853,239	60,684,686	19,554,244
86,916	7,622	35,284	—
—	—	—	—
$44,237,749	$116,860,861	$60,719,970	$19,554,244

See accompanying notes to financial statements.

13

UBS Institutional/Reserves Funds

Statement of changes in net assets

	UBS Select Prime Institutional Fund
	For the years ended April 30,
	2020	2019
From operations:
Net investment income (loss)	$195,954,030	$176,031,637
Net realized gain (loss)	61,668	25,581
Net change in unrealized appreciation (depreciation)	1,713,906	288,695
Net increase (decrease) in net assets resulting from operations	197,729,604	176,345,913
Total distributions	(195,963,990)	(176,047,744)
Net increase (decrease) in net assets from beneficial interest transactions	(448,237,331)	4,553,769,015
Net increase (decrease) in net assets	(446,471,717)	4,554,067,184
Net assets:
Beginning of year	9,780,633,933	5,226,566,749
End of year	$9,334,162,216	$9,780,633,933

UBS Select ESG Prime Institutional Fund
For the period from January 15, 2020[1] to April 30, 2020
From operations:
Net investment income (loss)	$82,215
Net change in unrealized appreciation (depreciation)	29,710
Net increase (decrease) in net assets resulting from operations	111,925
Total distributions	(82,215)
Net increase (decrease) in net assets from beneficial interest transactions	46,379,141
Net increase (decrease) in net assets	46,408,851
Net assets:
Beginning of period	—
End of period	$46,408,851

[1]	Commencement of operations.

See accompanying notes to financial statements.

14

UBS Institutional/Reserves Funds

Statement of changes in net assets

	UBS Select Government Institutional Fund
	For the years ended April 30,
	2020	2019
From operations:
Net investment income (loss)	$44,150,833	$34,388,408
Net realized gain (loss)	86,916	31,140
Net increase (decrease) in net assets resulting from operations	44,237,749	34,419,548
Total distributions	(44,228,130)	(34,388,408)
Net increase (decrease) in net assets from beneficial interest transactions	3,693,806,479	716,439,893
Net increase (decrease) in net assets	3,693,816,098	716,471,033
Net assets:
Beginning of year	2,123,329,250	1,406,858,217
End of year	$5,817,145,348	$2,123,329,250

	UBS Select Treasury Institutional Fund
	For the years ended April 30,
	2020	2019
From operations:
Net investment income (loss)	$116,853,239	$106,000,709
Net realized gain (loss)	7,622	198
Net increase (decrease) in net assets resulting from operations	116,860,861	106,000,907
Total distributions	(116,861,036)	(106,011,206)
Net increase (decrease) in net assets from beneficial interest transactions	6,419,942,054	2,602,701,326
Net increase (decrease) in net assets	6,419,941,879	2,602,691,027
Net assets:
Beginning of year	6,934,536,792	4,331,845,765
End of year	$13,354,478,671	$6,934,536,792

See accompanying notes to financial statements.

15

UBS Institutional/Reserves Funds

Statement of changes in net assets

	UBS Prime Reserves Fund
	For the years ended April 30,
	2020	2019
From operations:
Net investment income (loss)	$60,684,686	$47,869,196
Net realized gain (loss)	35,284	—
Net increase (decrease) in net assets resulting from operations	60,719,970	47,869,196
Total distributions	(60,684,686)	(47,869,308)
Net increase (decrease) in net assets from beneficial interest transactions	1,030,049,418	1,205,272,250
Net increase (decrease) in net assets	1,030,084,702	1,205,272,138
Net assets:
Beginning of year	2,799,958,975	1,594,686,837
End of year	$3,830,043,677	$2,799,958,975

	UBS Tax-Free Reserves Fund
	For the years ended April 30,
	2020	2019
From operations:
Net investment income (loss)	$19,554,244	$23,044,649
Net increase (decrease) in net assets resulting from operations	19,554,244	23,044,649
Total distributions	(19,554,244)	(23,044,649)
Net increase (decrease) in net assets from beneficial interest transactions	295,192,304	(258,396,050)
Net increase (decrease) in net assets	295,192,304	(258,396,050)
Net assets:
Beginning of year	1,677,875,218	1,936,271,268
End of year	$1,973,067,522	$1,677,875,218

See accompanying notes to financial statements.

16

UBS Select Prime Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2020	2019	2018	2017	2016
Net asset value, beginning of year	$1.0001	$1.0001	$1.0002	$1.0000	$1.00
Net investment income (loss)	0.0182	0.0222	0.0133	0.0057	0.002
Net realized and unrealized gain (loss)	0.0004	0.0000 [1]	(0.0001)	0.0004	0.000 [2]
Net increase (decrease) from operations	0.0186	0.0222	0.0132	0.0061	0.002
Dividends from net investment income	(0.0182)	(0.0222)	(0.0133)	(0.0057)	(0.002)
Distributions from net realized gains	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0002)	(0.000)[2]
Total dividends and distributions	(0.0182)	(0.0222)	(0.0133)	(0.0059)	(0.002)
Net asset value, end of year	$1.0005	$1.0001	$1.0001	$1.0002	$1.00
Total investment return[3]	1.88%	2.24%	1.33%	0.61%	0.17%
Ratios to average net assets:
Expenses before fee waivers/Trustees’ fees reimbursement[4]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers/Trustees’ fees reimbursement[4]	0.18%	0.16%	0.12%	0.15%	0.18%
Net investment income (loss)[4]	1.83%	2.26%	1.37%	0.51%	0.18%
Supplemental data:
Net assets, end of year (000’s)	$9,334,162	$9,780,634	$5,226,567	$2,307,192	$4,355,349

[1]	Amount represents less than $0.00005 per share.
[2]	Amount represents less than $0.0005 per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements.

17

UBS Select ESG Prime Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

For the period from January 15, 2020[1] to April 30, 2020
Net asset value, beginning of period	$1.0000
Net investment income (loss)	0.0036
Net realized and unrealized gain (loss)	0.0008
Net increase (decrease) from operations	0.0044
Dividends from net investment income	(0.0036)
Net asset value, end of period	$1.0008
Total investment return[2]	0.44%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.18%[3]
Expenses after fee waivers and/or expense reimbursements[4]	0.08%[3]
Net investment income (loss)[4]	1.17%[3]
Supplemental data:
Net assets, end of period (000’s)	$46,409

[1]	Commencement of operations.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Annualized.
[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements.

18

UBS Select Government Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Years ended April 30,			For the period from July 26, 2016[1] to April 30, 2017
	2020	2019	2018
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.016	0.020	0.010	0.003
Net realized gain (loss)	0.000 [2]	0.000 [2]	(0.000)[2]	0.000 [2]
Net increase (decrease) from operations	0.016	0.020	0.010	0.003
Dividends from net investment income	(0.016)	(0.020)	(0.010)	(0.003)
Distributions from net realized gains	(0.000)[2]	—	(0.000)[2]	(0.000)[2]
Total dividends and distributions	(0.016)	(0.020)	(0.010)	(0.003)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total investment return[3]	1.66%	2.01%	1.00%	0.29%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.18%	0.18%	0.18%	0.18%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.18%	0.18%	0.18%	0.13%[5]
Net investment income (loss)[4]	1.46%	2.03%	1.01%	0.44%[5]
Supplemental data:
Net assets, end of period (000’s)	$5,817,145	$2,123,329	$1,406,858	$1,104,473

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements.

19

UBS Select Treasury Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2020	2019	2018	2017	2016
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.016	0.020	0.010	0.003	0.000 [1]
Net realized gain (loss)	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase (decrease) from operations	0.016	0.020	0.010	0.003	0.000 [1]
Dividends from net investment income	(0.016)	(0.020)	(0.010)	(0.003)	(0.000)[1]
Distributions from net realized gains	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.016)	(0.020)	(0.010)	(0.003)	(0.000)[1]
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	1.62%	2.02%	1.00%	0.30%	0.06%
Ratios to average net assets:
Expenses before fee waivers/Trustees’ fees reimbursement[3]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers/Trustees’ fees reimbursement[3]	0.18%	0.18%	0.18%	0.18%	0.12%
Net investment income (loss)[3]	1.47%	2.02%	0.98%	0.30%	0.05%
Supplemental data:
Net assets, end of year (000’s)	$13,354,479	$6,934,537	$4,331,846	$4,272,835	$3,828,119

[1]	Amount represents less than $0.0005 per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements.

20

UBS Prime Reserves Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Years ended April 30,				For the period from January 19, 2016[1] to April 30, 2016
	2020	2019	2018	2017
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.018	0.022	0.012	0.005	0.001
Net realized gain (loss)	0.000 [2]	—	0.000 [2]	0.000 [2]	—
Net increase (decrease) from operations	0.018	0.022	0.012	0.005	0.001
Dividends from net investment income	(0.018)	(0.022)	(0.012)	(0.005)	(0.001)
Distributions from net realized gains	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
Total dividends and distributions	(0.018)	(0.022)	(0.012)	(0.005)	(0.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[3]	1.82%	2.19%	1.24%	0.54%	0.09%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.18%	0.18%	0.18%	0.18%	0.18%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.18%	0.18%	0.18%	0.18%	0.08%[5]
Net investment income (loss)[4]	1.77%	2.20%	1.28%	0.58%	0.35%[5]
Supplemental data:
Net assets, end of period (000’s)	$3,830,044	$2,799,959	$1,594,687	$742,674	$296,828

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements.

21

UBS Tax-Free Reserves Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2020	2019	2018	2017	2016
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.011	0.013	0.008	0.004	0.000 [1]
Net realized gain (loss)	—	—	—	0.000 [1]	0.000 [1]
Net increase (decrease) from operations	0.011	0.013	0.008	0.004	0.000 [1]
Dividends from net investment income	(0.011)	(0.013)	(0.008)	(0.004)	(0.000)[1]
Distributions from net realized gains	—	—	—	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.011)	(0.013)	(0.008)	(0.004)	(0.000)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	1.15%	1.30%	0.83%	0.38%	0.03%
Ratios to average net assets:
Expenses before fee waivers/Trustees’ fees reimbursement[3]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers/Trustees’ fees reimbursement[3]	0.18%	0.18%	0.18%	0.18%	0.05%
Net investment income (loss)[3]	1.13%	1.29%	0.84%	0.44%	0.02%
Supplemental data:
Net assets, end of year (000’s)	$1,973,068	$1,677,875	$1,936,271	$1,369,824	$345,449

[1]	Amount represents less than $0.0005 per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements.

22

UBS Institutional/Reserves Funds

Notes to financial statements

Organization and significant accounting policies

UBS Select Prime Institutional Fund (“Prime Institutional Fund”), UBS Select ESG Prime Institutional Fund (“ESG Prime Institutional Fund”), UBS Select Government Institutional Fund (“Government Institutional Fund”), UBS Select Treasury Institutional Fund (“Treasury Institutional Fund”), UBS Prime Reserves Fund (“Prime Reserves Fund), and UBS Tax-Free Reserves Fund (“Tax-Free Reserves Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty-two series. The financial statements for the other series of the Trust are not included herein.

Prime Institutional Fund, ESG Prime Institutional Fund, Government Institutional Fund, Treasury Institutional Fund, Prime Reserves Fund, and Tax-Free Reserves Fund are “feeder funds” that invest all of their investable assets in “master funds”—Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund, respectively (each a “Master Fund”, collectively, the “Master Funds” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives.

Prior to August 28, 2007, Prime Institutional Fund and Treasury Institutional Fund invested in securities directly. Effective August 28, 2007, Prime Institutional Fund and Treasury Institutional Fund invest substantially all of their assets in Prime Master Fund and Treasury Master Fund, respectively. ESG Prime Institutional fund commenced operations on January 15, 2020. Tax-Free Reserves Fund commenced operations on August 28, 2007. Prime Reserves fund commenced operations on January 19, 2016, and Government Institutional Fund commenced operations on July 26, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds and the administrator for the feeder funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investment reflects each Fund’s proportionate interest in the net assets of its corresponding Master Fund (56.53% for Prime Institutional Fund, 63.07% for ESG Prime Institutional Fund, 32.76% for Government Institutional Fund, 38.39% for Treasury Institutional Fund, 51.12% for Prime Reserves Fund, and 76.69% for Tax-Free Reserves Fund at April 30, 2020.)

All of the net investment income and realized and unrealized gains and losses from investment activities of each Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Portfolio of investments, are included elsewhere in this report and should be read in connection with the Funds’ financial statements. The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be

23

UBS Institutional/Reserves Funds

Notes to financial statements

applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Floating net asset value per share funds—Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), Prime Institutional Fund and ESG Prime Institutional Fund each calculate its net asset value to four decimals (e.g., $1.0000) using market-based pricing and expect that its share price will fluctuate.

On occasion, it is possible that the end of day accounting net asset value (“NAV”) per share of a floating NAV fund, such as Prime Institutional Fund and ESG Prime Institutional Fund, as reported in a shareholder report, for example, may differ from the transactional NAV per share (used for purposes of processing purchases and redemptions); while this is not expected to occur with great frequency, it may happen should certain factors align on a given business day. The final end-of-day NAV per share for accounting and financial statement reporting purposes is designed to reflect all end-of-day accounting activities, which may include, but are not limited to, income and expense accruals, dividend and distribution reinvestments as well as final share activity; such items are factored into the Fund after the last transactional NAV per share is calculated on a given day (normally, the last transactional NAV per share is calculated as of 3 pm, Eastern time, as explained in the Fund’s prospectus).

Constant net asset value per share funds—Government Institutional Fund, Treasury Institutional Fund, Prime Reserves Fund, and Tax-Free Reserves Fund (collectively the “Constant NAV Funds”) attempt to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Constant NAV Funds will be able to maintain a stable net asset value of $1.00 per share. The Constant NAV Funds have adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable each to do so. Government Institutional Fund and Treasury Institutional Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As “government money market funds”, Government Institutional Fund and Treasury Institutional Fund are permitted to seek to maintain a stable price per share. Prime Reserves Fund and Tax-Free Reserves Fund operate as “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “retail money market funds”, Prime Reserves Fund and Tax-Free Reserves Fund are permitted to seek to maintain a stable price per share.

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, Prime Institutional Fund, ESG Prime Institutional Fund, Prime Reserves Fund and Tax-Free Reserves Fund may be subject to the possible imposition of a liquidity fee and/or temporary redemption gate. Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund may impose a fee upon the sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity, ESG Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below required minimums because of market conditions or other factors. For the year or period ended April 30, 2020, Prime Institutional Fund, ESG Prime Institutional Fund, Prime Reserves Fund and Tax-Free Reserves Fund were not subject to any liquidity fees and/or redemption gates.

24

UBS Institutional/Reserves Funds

Notes to financial statements

By operating as “government money market funds”, Government Institutional Fund and Treasury Institutional Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Funds’ Board of Trustees (the “Board”) may elect to subject Government Institutional Fund and Treasury Institutional Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak that occurred may have a significant negative impact on the operations and profitability of the Funds’ investments. The extent of the impact to the financial performance of the Funds will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Administrator

UBS AM serves as the administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the below annual rate as a percentage of each Fund’s average daily net assets:

Fund	Administration fee
Prime Institutional Fund	0.08%
ESG Prime Institutional Fund	0.08
Government Institutional Fund	0.08
Treasury Institutional Fund	0.08
Prime Reserves Fund	0.08
Tax-Free Reserves Fund	0.08

At April 30, 2020, each Fund owed UBS AM for administrative services as follows:

Fund	Amounts owed to UBS AM
Prime Institutional Fund	$583,329
ESG Prime Institutional Fund	1,001
Government Institutional Fund	364,043
Treasury Institutional Fund	851,408
Prime Reserves Fund	223,927
Tax-Free Reserves Fund	147,371

In exchange for these fees, UBS AM has agreed to bear all of the Funds’ expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Funds’ independent trustees, it is contractually obligated to reduce its fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and

25

UBS Institutional/Reserves Funds

Notes to financial statements

expenses will be 0.01% or less of each Fund’s average daily net assets. At April 30, 2020, UBS AM did not owe the Funds any additional reductions in administration fees for independent trustees’ fees and expenses.

In addition, UBS AM may voluntarily undertake to waive fees in the event that Funds’ yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At April 30, 2020, UBS AM owed Tax-Free Reserves Fund, and for the year ended April 30, 2020, UBS AM voluntarily waived the below amounts, which are not subject to future recoupment:

Fund	Amount owed by UBS AM	Amount waived by UBS AM
Tax-Free Reserves Fund	$2,027	$2,027

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest for each of the Funds for the years ended April 30, 2020 and April 30, 2019 were as follows:

Prime Institutional Fund

	For the years ended April 30,
	2020		2019
	Shares	Amount	Shares	Amount
Shares sold	23,398,033,376	$23,401,722,695	19,358,882,492	$19,361,162,743
Shares repurchased	(24,043,600,778)	(24,045,871,074)	(14,959,327,442)	(14,961,121,789)
Dividends reinvested	195,882,382	195,911,048	153,706,267	153,728,061
Net increase (decrease)	(449,685,020)	$(448,237,331)	4,553,261,317	$4,553,769,015

ESG Prime Institutional Fund

			For the period from January 15, 2020[1] to April 30, 2020
			Shares	Amount
Shares sold			64,167,828	$64,177,616
Shares repurchased			(17,794,250)	(17,798,664)
Dividends reinvested			189	189
Net increase (decrease)			46,373,767	$46,379,141

[1]	Commencement of operations.

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

Government Institutional Fund

	For the years ended April 30,
	2020	2019
Shares sold	11,255,374,202	4,764,209,484
Shares repurchased	(7,606,028,028)	(4,077,592,865)
Dividends reinvested	44,460,305	29,823,274
Net increase (decrease) in shares outstanding	3,693,806,479	716,439,893

26

UBS Institutional/Reserves Funds

Notes to financial statements

Treasury Institutional Fund

	For the years ended April 30,
	2020	2019
Shares sold	32,868,045,694	20,491,671,459
Shares repurchased	(26,566,990,942)	(17,983,987,790)
Dividends reinvested	118,887,302	95,017,657
Net increase (decrease) in shares outstanding	6,419,942,054	2,602,701,326

Prime Reserves Fund

	For the years ended April 30,
	2020	2019
Shares sold	7,982,730,635	5,374,759,953
Shares repurchased	(7,012,530,723)	(4,210,694,037)
Dividends reinvested	59,849,506	41,206,334
Net increase (decrease) in shares outstanding	1,030,049,418	1,205,272,250

Tax-Free Reserves Fund

	For the years ended April 30,
	2020	2019
Shares sold	3,779,117,048	2,987,517,691
Shares repurchased	(3,502,867,553)	(3,266,762,338)
Dividends reinvested	18,942,809	20,848,597
Net increase (decrease) in shares outstanding	295,192,304	(258,396,050)

Federal tax status

Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Funds during the fiscal years ended April 30, 2020 and April 30, 2019 were as follows:

	2020			2019
Fund	Tax-exempt income	Ordinary income	Long-term realized capital gains	Tax-exempt income	Ordinary income	Long-term realized capital gains
Prime Institutional Fund	$—	$195,963,990	$—	$—	$176,047,744	$—
ESG Prime Institutional Fund	—	82,215	—	—	—	—
Government Institutional Fund	—	44,228,130	—	—	34,388,408	—
Treasury Institutional Fund	—	116,861,036	—	—	106,000,732	10,474
Prime Reserves Fund	—	60,684,685	—	—	47,869,308	—
Tax-Free Reserves Fund	19,554,244	—	—	23,044,630	19	—

27

UBS Institutional/Reserves Funds

Notes to financial statements

At April 30, 2020, components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed tax-exempt income	Undistributed ordinary income	Undistributed long-term capital gains	Accumulated realized capital and other losses	Unrealized appreciation (depreciation)	Other temporary differences	Total
Prime Institutional Fund	$—	$4,830,152	$—	$—	$2,153,508	$(4,768,496)	$2,215,164
ESG Prime Institutional Fund	—	20,458	—	—	29,710	(20,458)	29,710
Government Institutional Fund	—	1,118,130	—	—	—	(1,086,774)	31,356
Treasury Institutional Fund	—	2,151,823	—	—	—	(2,151,823)	—
Prime Reserves Fund	—	1,862,137	—	—	—	(1,826,852)	35,285
Tax-Free Reserves Fund	301,723	—	—	—	—	(301,480)	243

Net capital losses recognized by the Funds may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. As of April 30, 2020, none of the Funds had capital loss carryforwards.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded as of April 30, 2020, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2020, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2020, and since inception for the ESG Prime Institutional Fund, Government Institutional Fund and Prime Reserves Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

28

UBS Institutional/Reserves Funds

Report of independent registered public accounting firm

To the Shareholders of UBS Select Prime Institutional Fund, UBS Select ESG Prime Institutional Fund, UBS Select Government Institutional Fund, UBS Select Treasury Institutional Fund, UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund and the Board of Trustees of UBS Series Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of UBS Select Prime Institutional Fund, UBS Select ESG Prime Institutional Fund, UBS Select Government Institutional Fund, UBS Select Treasury Institutional Fund, UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund (collectively referred to as the “Funds”) (six of the funds constituting UBS Series Funds (the “Trust”)), as of April 30, 2020, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (six of the funds constituting UBS Series Funds) at April 30, 2020, and the results of their operations, the changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting UBS Series Funds	Statement of operations	Statements of changes in net assets	Financial highlights
UBS Select Prime Institutional Fund UBS Select Treasury Institutional Fund UBS Tax-Free Reserves Fund	For the year ended April 30, 2020	For each of the two years in the period ended April 30, 2020	For each of the five years in the period ended April 30, 2020
UBS Prime Reserves Fund	For the year ended April 30, 2020	For each of the two years in the period ended April 30, 2020	For each of the four years in the period ended April 30, 2020 and the period from January 19, 2016 (commencement of operations) through April 30, 2016
UBS Select Government Institutional Fund	For the year ended April 30, 2020	For each of the two years in the period ended April 30, 2020	For each of the three years in the period ended April 30, 2020 and the period from July 26, 2016 (commencement of operations) through April 30, 2017
UBS Select ESG Prime Institutional Fund	For the period from January 15, 2020 (commencement of operations) through April 30, 2020

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as

29

UBS Institutional/Reserves Funds

Report of independent registered public accounting firm

evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 29, 2020

30

UBS Institutional/Reserves Funds

General information (unaudited)

Monthly portfolio holdings disclosure

The Funds and Master Funds file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. These reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Funds and Master Funds make portfolio holdings information available to shareholders on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. A more limited portfolio holdings report for each of Master Trust—Prime Master Fund (the master fund in which UBS Select Prime Institutional Fund invests), Master Trust—ESG Prime Master Fund (the master fund in which UBS Select ESG Prime Institutional Fund invests) and Master Trust—Prime CNAV Master Fund (the master fund in which UBS Prime Reserves Fund invests) is available on a weekly basis at the same UBS Web address. Investors also may find additional information about the Funds at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a fund directly at 1-800-647 1568, online on Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Other tax information

Pursuant to Sections 871(k)(1)(C)(i) and 871(k)(2)(C)(i) of the Internal Revenue Code, the Funds designate the following ordinary income distributions paid as qualified interest income and qualified short term capital gains for the fiscal year ended April 30, 2020:

Fund	Qualified interest income	Qualified short term capital gains
Prime Institutional Fund	$102,343,996	$5,202
ESG Prime Institutional Fund	52,778	—
Government Institutional Fund	39,701,010	69,506
Treasury Institutional Fund	101,813,514	6,793
Prime Reserves Fund	33,100,858	—

31

Master Trust

Annual Report  |  April 30, 2020

Includes:

•	Prime Master Fund
•	ESG Prime Master Fund
•	Government Master Fund
•	Treasury Master Fund
•	Prime CNAV Master Fund
•	Tax-Free Master Fund

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in the related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2019 to April 30, 2020.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Please note that while ESG Prime Master Fund commenced operations on January 15, 2020, the “hypothetical” expenses paid during the period reflect activity for the full six month period for the purposes of comparability. This projection assumes that the Fund’s expense ratio in effect during its initial period (January 15, 2020 through April 30, 2020) also would have been in effect during the period from November 1, 2019 to April 30, 2020.

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

	Beginning account value November 1, 2019	Ending account value April 30, 2020	Expenses paid during period 11/01/19 to 04/30/20[1,2]	Expense ratio during the period

Prime Master Fund
Actual	$1,000.00	$1,007.50	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.37	0.50	0.10

ESG Prime Master Fund
Actual	$1,000.00	$1,004.70	$0.00	0.00%
Hypothetical (5% annual return before expenses)	1,000.00	1,014.48	0.00	0.00

Government Master Fund
Actual	$1,000.00	$1,006.30	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.37	0.50	0.10

Treasury Master Fund
Actual	$1,000.00	$1,006.10	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.37	0.50	0.10

Prime CNAV Master Fund
Actual	$1,000.00	$1,007.40	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.37	0.50	0.10

Tax-Free Master Fund
Actual	$1,000.00	$1,005.40	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.37	0.50	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half year period).
[2]

ESG Prime Master Fund commenced operations on January 15, 2020. Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 106 divided by 366 (to reflect the inception period from January 15, 2020 to April 30, 2020). Hypothetical expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half year period).

Master Trust

Portfolio characteristics at a glance—April 30, 2020 (unaudited)

Prime Master Fund

Characteristics
Weighted average maturity[1]	27 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	32.9%
France	14.8
Japan	11.8
Canada	10.8
United Kingdom	6.4
Total	76.7%

Portfolio composition[2]
Commercial paper	54.3%
Repurchase agreements	21.1
Certificates of deposit	15.0
Time deposits	9.4
U.S. Treasury obligations	1.7
Liabilities in excess of other assets	(1.5)
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in a money market fund. Because the price of interests in Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—April 30, 2020 (unaudited) (continued)

ESG Prime Master Fund*

Characteristics
Weighted average maturity[1]	41 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	44.1%
France	6.2
Singapore	4.7
Japan	3.4
Australia	2.4
Total	60.8%

Portfolio composition[2]
Commercial paper	67.1%
Repurchase agreements	24.5
Time deposits	5.4
Certificates of deposit	2.1
Other assets in excess of liabilities	0.9
Total	100.0%

*	Commenced operations on January 15, 2020.
[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in a money market fund. Because the price of interests in ESG Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. ESG Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if ESG Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—April 30, 2020 (unaudited) (continued)

Government Master Fund

Characteristics
Weighted average maturity[1]	48 days

Portfolio composition[2]
U.S. government agency obligations	49.7%
Repurchase agreements	41.4
U.S. Treasury obligations	8.9
Other assets less liabilities	0.0 †
Total	100.0%

†	Amount represents less than 0.05%
[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—April 30, 2020 (unaudited) (continued)

Treasury Master Fund

Characteristics
Weighted average maturity[1]	51 days

Portfolio composition[2]
U.S. Treasury obligations	63.0%
Repurchase agreements	36.9
Other assets less liabilities	0.1
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in a money market fund. Although Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

38

Master Trust

Portfolio characteristics at a glance—April 30, 2020 (unaudited) (continued)

Prime CNAV Master Fund

Characteristics
Weighted average maturity[1]	33 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	33.2%
France	7.5
Singapore	4.1
Japan	3.7
Canada	3.4
Total	51.9%

Portfolio composition[2]
Commercial paper	58.1%
Repurchase agreements	22.1
Certificates of deposit	10.4
Time deposits	7.7
U.S. Treasury obligations	1.5
U.S. government agency obligations	1.3
Liabilities in excess of other assets	(1.1)
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Prime CNAV Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Prime CNAV Master Fund cannot guarantee it will do so. Prime CNAV Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime CNAV Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

39

Master Trust

Portfolio characteristics at a glance—April 30, 2020 (unaudited) (concluded)

Tax-Free Master Fund

Characteristics
Weighted average maturity[1]	9 day	s

Portfolio composition[2]
Municipal bonds	93.9%
Tax-exempt commercial paper	6.1
Liabilities in excess of other assets	(0.0	)†
Total	100.0%

†	Amount represents less than 0.05%
[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Tax-Free Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Tax-Free Master Fund cannot guarantee it will do so. Tax-Free Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Tax-Free Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

†

40

Prime Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
Certificates of deposit—15.0%
Banking-non-U.S.—15.0%
Bank of Montreal
1 mo. USD LIBOR + 0.260%, 1.181%, due 05/11/20[1]	$150,000,000	$150,017,866
Bank of Nova Scotia
1 mo. USD LIBOR + 0.280%, 1.265%, due 05/01/20[1]	95,000,000	95,043,516
Canadian Imperial Bank of Commerce
1 mo. USD LIBOR + 0.280%, 1.265%, due 05/01/20[1]	95,000,000	95,052,841
Cooperatieve Rabobank UA
1 mo. USD LIBOR + 0.240%, 1.069%, due 05/14/20[1]	18,000,000	17,984,234
1 mo. USD LIBOR + 0.230%, 1.212%, due 05/04/20[1]	75,000,000	74,932,437
3 mo. USD LIBOR + 0.050%, 1.437%, due 07/07/20[1]	61,000,000	60,973,950
3 mo. USD LIBOR + 0.080%, 1.784%, due 05/14/20[1]	43,000,000	42,973,774
Credit Industriel et Commercial
1 mo. USD LIBOR + 0.200%, 1.014%, due 05/15/20[1]	95,000,000	95,034,275
Credit Suisse AG
1 mo. USD LIBOR + 0.240%, 1.069%, due 05/11/20[1]	100,000,000	100,005,055
3 mo. USD LIBOR + 0.100%, 1.475%, due 06/29/20[1]	100,000,000	99,986,472
3 mo. USD LIBOR + 0.080%, 1.775%, due 05/20/20[1]	95,000,000	95,005,806
Mitsubishi UFJ Trust & Banking Corp. 0.470%, due 08/17/20	100,000,000	99,993,347
National Australia Bank Ltd.
3 mo. USD LIBOR + 0.120%, 1.857%, due 05/06/20[1]	95,000,000	94,961,684
Nordea Bank AB
3 mo. USD LIBOR + 0.100%, 0.996%, due 06/10/20[1]	102,000,000	101,945,265
1 mo. USD LIBOR + 0.270%, 1.255%, due 05/07/20[1]	96,000,000	96,048,953
3 mo. USD LIBOR + 0.300%, 1.614%, due 06/05/20[1]	42,500,000	42,505,625
Oversea-Chinese Banking Corp. Ltd.
1 mo. USD LIBOR + 0.270%, 1.252%, due 05/05/20[1]	65,000,000	65,011,946
Skandinaviska Enskilda Banken AB
1 mo. USD LIBOR + 0.280%, 0.850%, due 05/26/20[1]	70,000,000	70,033,103
1 mo. USD LIBOR + 0.080%, 0.909%, due 05/12/20[1]	30,000,000	29,946,269
1 mo. USD LIBOR + 0.270%, 1.134%, due 05/11/20[1]	95,000,000	95,048,420
3 mo. USD LIBOR + 0.080%, 1.453%, due 07/06/20[1]	100,000,000	99,970,087
3 mo. USD LIBOR + 0.050%, 1.781%, due 05/11/20[1]	95,000,000	94,996,130

	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-U.S.—(concluded)
Societe Generale
1 mo. USD LIBOR + 0.320%, 1.149%, due 05/14/20[1]	$42,470,000	$42,486,611
Sumitomo Mitsui Banking Corp.
1 mo. USD LIBOR + 0.200%, 1.185%, due 05/07/20[1]	102,000,000	102,149,254
1 mo. USD LIBOR + 0.270%, 1.252%, due 05/05/20[1]	95,000,000	95,015,193
Svenska Handelsbanken
1 mo. USD LIBOR + 0.190%, 1.172%, due 05/05/20 [1]	91,000,000	91,013,544
1 mo. USD LIBOR + 0.230%, 1.215%, due 05/01/20 [1]	90,000,000	90,002,834
Toronto-Dominion Bank Ltd.
1 mo. USD LIBOR + 0.310%, 1.028%, due 05/20/20[1]	90,000,000	90,018,392
1 mo. USD LIBOR + 0.250%, 1.235%, due 05/07/20[1]	92,000,000	92,025,779
Westpac Banking Corp.
3 mo. USD LIBOR + 0.150%, 1.149%, due 06/08/20[1]	62,000,000	61,981,520
Total certificates of deposit (cost—$2,481,980,948)		2,482,164,182

Commercial paper[2]—54.3%
Asset backed-miscellaneous—19.3%
Albion Capital Corp.
0.450%, due 07/27/20	34,000,000	33,967,337
0.500%, due 07/27/20	52,000,000	51,950,045
1.016%, due 07/20/20	35,652,000	35,622,320
Antalis S.A.
0.460%, due 07/27/20	39,300,000	39,256,290
1.200%, due 07/13/20	49,620,000	49,576,855
1.710%, due 05/07/20	50,000,000	49,997,958
1.720%, due 05/05/20	25,000,000	24,999,219
Atlantic Asset Securitization LLC 0.550%, due 08/24/20	46,800,000	46,706,956
1 mo. USD LIBOR + 0.210%, 1.074%, due 05/11/20[1,3]	68,000,000	68,026,729
1.450%, due 07/02/20	53,000,000	52,971,247
Barton Capital Corp.
0.700%, due 07/22/20	50,000,000	49,942,937
0.800%, due 07/22/20	50,000,000	49,942,938
1.020%, due 06/05/20	120,000,000	119,956,800
1.120%, due 07/15/20	50,000,000	49,948,172
1.150%, due 07/20/20	37,000,000	36,958,875
1.220%, due 07/14/20	36,250,000	36,212,995
1.630%, due 05/27/20	96,000,000	95,974,152
1.700%, due 05/04/20	28,000,000	27,999,636
Chariot Funding LLC
1.100%, due 07/22/20	48,000,000	47,958,721
1.220%, due 07/09/20	25,800,000	25,781,940
1.250%, due 07/14/20	24,550,000	24,531,332
Charta LLC
1.100%, due 07/15/20	100,000,000	99,914,500
1.220%, due 07/07/20	49,250,000	49,215,859
1.330%, due 06/02/20	64,000,000	63,985,040

41

Prime Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(continued)
Fairway Finance Corp.
1 mo. USD LIBOR + 0.200%, 1.029%, due 05/12/20[1,3]	$37,000,000	$37,011,036
1 mo. USD LIBOR + 0.220%, 1.202%, due 05/04/20[1,3]	65,000,000	65,007,985
1.450%, due 06/30/20	35,000,000	34,975,507
Gotham Funding Corp.
1.370%, due 05/04/20	30,000,000	29,999,450
1.400%, due 07/01/20	99,000,000	98,922,763
Liberty Street Funding LLC
1.300%, due 06/01/20	35,000,000	34,989,018
1.300%, due 06/03/20	102,000,000	101,965,609
1.300%, due 07/06/20	35,000,000	34,973,358
1.350%, due 07/07/20	63,000,000	62,951,091
LMA Americas LLC
0.700%, due 07/23/20	49,700,000	49,644,336
1.350%, due 07/01/20	53,000,000	52,962,850
1.470%, due 07/02/20	21,000,000	20,984,933
1.470%, due 07/06/20	21,000,000	20,983,468
1.840%, due 07/06/20	20,000,000	19,984,255
Manhattan Asset Funding Co. LLC
1.250%, due 07/06/20	75,000,000	74,943,190
1.350%, due 06/01/20	45,000,000	44,979,880
Nieuw Amsterdam Receivables Corp.
1.090%, due 06/11/20	33,000,000	32,985,755
1.500%, due 06/08/20	22,540,000	22,531,087
Old Line Funding LLC
0.500%, due 08/31/20[3]	50,000,000	49,906,042
1 mo. USD LIBOR + 0.240%, 0.644%, due 05/01/20[1,3]	25,000,000	24,999,430
1 mo. USD LIBOR + 0.090%, 0.954%, due 05/11/20[1,3]	21,000,000	20,923,225
0.960%, due 09/08/20	40,000,000	39,919,944
1.100%, due 07/23/20[3]	50,000,000	49,955,666
3 mo. USD LIBOR, 1.109%, due 07/21/20[1,3]	24,750,000	24,746,287
1.280%, due 07/13/20	20,000,000	19,981,623
1.650%, due 08/17/20	50,000,000	49,925,063
1.690%, due 08/05/20	45,000,000	44,947,256
1.820%, due 07/16/20	35,000,000	34,986,675
1.820%, due 07/17/20[3]	30,000,000	29,976,600
1.860%, due 07/13/20	25,000,000	24,982,168
Sheffield Receivables Corp.
1.500%, due 06/01/20	35,000,000	34,989,018
1.500%, due 06/08/20	70,000,000	69,972,321
1.500%, due 06/24/20	55,000,000	54,963,700
Starbird Funding Corp. 0.050%, due 05/01/20	158,000,000	157,999,341
Thunder Bay Funding LLC
1.170%, due 09/02/20	40,000,000	39,932,917
1.820%, due 07/16/20	50,000,000	49,958,826
Versailles Commercial Paper LLC
1 mo. USD LIBOR + 0.120%, 0.984%, due 05/11/20[1,3]	43,000,000	42,984,090
1.100%, due 07/22/20	34,000,000	33,962,609

	Face amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
1 mo. USD LIBOR + 0.160%, 1.176%, due 05/04/20[1,3]	$67,000,000	$66,971,753
1.350%, due 05/21/20	30,100,000	30,095,611
1.350%, due 06/10/20	50,000,000	49,979,044
1.350%, due 06/17/20	70,000,000	69,964,533

		3,189,218,166

Banking-non-U.S.—26.5%
Australia & New Zealand Banking Group Ltd.
1 mo. USD LIBOR + 0.270%, 1.084%, due 05/15/20[1,3]	70,000,000	70,038,258
Bank of Nova Scotia
1 mo. USD LIBOR + 0.290%, 0.694%, due 05/29/20[1,3]	75,000,000	75,036,714
Barclays Bank PLC
0.750%, due 07/28/20	50,000,000	49,936,093
1.660%, due 05/15/20	48,000,000	47,997,400
BNZ International Funding Ltd.
1 mo. USD LIBOR + 0.200%, 0.638%, due 05/29/20[1,3]	70,000,000	70,023,940
1 mo. USD LIBOR + 0.230%, 1.044%, due 05/15/20[1,3]	80,000,000	80,029,862
3 mo. USD LIBOR + 0.110%, 1.364%, due 06/04/20[1,3]	61,000,000	60,981,565
BPCE SA
0.650%, due 08/31/20	50,000,000	49,939,525
0.800%, due 08/31/20	50,000,000	49,939,525
Canadian Imperial Bank of Commerce
3 mo. USD LIBOR + 0.140%, 1.891%, due 05/04/20[1,3]	95,000,000	94,995,206
Commonwealth Bank of Australia
1 mo. USD LIBOR + 0.180%, 1.101%, due 05/11/20[1,3]	61,000,000	61,012,295
1 mo. USD LIBOR + 0.190%, 1.172%, due 05/06/20[1,3]	100,000,000	100,022,881
3 mo. USD LIBOR + 0.120%, 1.374%, due 06/04/20[1,3]	33,000,000	32,984,563
3 mo. USD LIBOR + 0.050%, 1.402%, due 07/08/20[1,3]	64,000,000	63,972,492
Credit Industriel et Commercial
0.060%, due 05/01/20	300,000,000	299,999,682
3 mo. USD LIBOR + 0.050%, 1.792%, due 05/07/20[1,3]	96,000,000	96,000,556
DBS Bank Ltd.
1.610%, due 08/21/20	32,000,000	31,943,952
1.645%, due 05/11/20	65,000,000	64,996,326
1.690%, due 07/31/20	39,000,000	38,956,944
1.890%, due 05/01/20	30,000,000	29,999,836
Dexia Credit Local SA
0.500%, due 08/04/20	120,000,000	119,956,480
0.500%, due 09/14/20	61,000,000	60,942,894
0.530%, due 09/21/20	46,000,000	45,954,368
1.590%, due 07/28/20	53,000,000	52,985,194
1.860%, due 05/22/20	40,000,000	39,998,973

42

Prime Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
Commercial paper[2]—(continued)
Banking-non-U.S.—(continued)
Federation Des Caisses Desjardins du Quebec
0.040%, due 05/06/20	$128,500,000	$128,498,179
0.060%, due 05/01/20	80,000,000	79,999,866
0.065%, due 05/01/20	75,000,000	74,999,875
1 mo. USD LIBOR + 0.240%, 1.233%, due 05/04/20[1,3]	170,000,000	169,996,608
3 mo. USD LIBOR + 0.080%, 1.275%, due 06/23/20[1,3]	49,000,000	49,001,151
HSBC Bank PLC
1 mo. USD LIBOR + 0.070%, 0.788%, due 05/20/20[1,3]	97,000,000	96,927,694
Mitsubishi UFJ Trust & Banking Corp.
0.480%, due 07/28/20	69,000,000	68,921,873
1.100%, due 07/15/20	50,000,000	49,953,872
1.650%, due 05/19/20	87,000,000	86,989,945
National Australia Bank Ltd.
1 mo. USD LIBOR + 0.190%, 1.172%, due 05/06/20[1,3]	91,000,000	91,016,175
3 mo. USD LIBOR + 0.120%, 1.374%, due 06/04/20[1,3]	30,000,000	29,985,966
National Bank of Canada
1 mo. USD LIBOR + 0.190%, 1.175%, due 05/07/20[1,3]	92,000,000	92,016,876
3 mo. USD LIBOR, 1.176%, due 07/16/20[1,3]	105,000,000	104,984,484
1 mo. USD LIBOR + 0.290%, 1.283%, due 05/04/20[1,3]	102,000,000	102,047,758
Nordea Bank AB 0.025%, due 05/01/20	135,000,000	134,999,569
Oversea-Chinese Banking Corp. Ltd.
0.450%, due 09/09/20	103,000,000	102,675,207
1 mo. USD LIBOR + 0.280%, 1.109%, due 05/11/20[1,3]	90,000,000	90,012,924
3 mo. USD LIBOR + 0.040%, 1.777%, due 05/05/20[1,3]	65,000,000	64,824,690
3 mo. USD LIBOR + 0.120%, 1.857%, due 05/06/20[1,3]	30,000,000	29,986,228
Royal Bank of Canada
1 mo. USD LIBOR + 0.240%, 1.222%, due 05/05/20[1,3]	90,000,000	90,020,410
Societe Generale SA
3 mo. USD LIBOR + 0.050%, 1.437%, due 07/07/20[1,3]	100,000,000	99,985,842
Sumitomo Mitsui Banking Corp. 0.370%, due 07/21/20	25,000,000	24,981,038
Sumitomo Mitsui Trust Bank Ltd.
0.060%, due 05/01/20	255,000,000	254,999,314
0.510%, due 07/29/20	34,000,000	33,960,900
1.650%, due 06/18/20	79,250,000	79,217,100
1.840%, due 05/04/20	61,000,000	60,999,268
1.860%, due 05/04/20	60,000,000	59,999,280
Svenska Handelsbanken
3 mo. USD LIBOR + 0.050%, 1.423%, due 07/06/20[1,3]	102,000,000	101,956,439

	Face amount	Value
Commercial paper[2]—(concluded)
Banking-non-U.S.—(concluded)
Westpac Banking Corp.
3 mo. USD LIBOR + 0.070%, 1.289%, due 07/15/20[1,3]	$77,000,000	$76,849,703
3 mo. USD LIBOR + 0.040%, 1.782%, due 05/01/20[1,3]	66,000,000	65,821,985

		4,385,275,743

Banking-U.S.—6.8%
Bedford Row Funding Corp.
1 mo. USD LIBOR + 0.200%, 0.687%, due 05/27/20[1,3]	53,000,000	53,019,206
1 mo. USD LIBOR + 0.250%, 0.737%, due 05/27/20[1,3]	80,000,000	80,004,885
3 mo. USD LIBOR + 0.060%, 1.802%, due 05/01/20[1,3]	45,000,000	44,851,729
3 mo. USD LIBOR + 0.100%, 1.841%, due 05/05/20[1,3]	24,000,000	23,987,892
Citigroup Global Markets Holdings, Inc. 1.100%, due 07/15/20	49,500,000	49,473,562
Collateralized Commercial Paper FLEX Co. LLC
1 mo. USD LIBOR + 0.230%, 1.044%, due 05/15/20[1,3]	38,000,000	38,014,185
1 mo. USD LIBOR + 0.150%, 1.135%, due 05/01/20[1,3]	60,000,000	59,798,105
1 mo. USD LIBOR + 0.250%, 1.235%, due 05/01/20[1,3]	30,000,000	29,991,838
3 mo. USD LIBOR + 0.080%, 1.400%, due 07/09/20[1,3]	25,000,000	24,976,227
3 mo. USD LIBOR + 0.100%, 1.473%, due 07/06/20[1,3]	85,000,000	84,927,453
3 mo. USD LIBOR + 0.110%, 1.757%, due 05/26/20[1,3]	96,000,000	95,931,543
Collateralized Commercial Paper V Co. LLC
3 mo. USD LIBOR + 0.040%, 0.881%, due 07/29/20[1]	72,750,000	72,657,811
1 mo. USD LIBOR + 0.300%, 1.293%, due 05/04/20[1]	100,000,000	99,995,223
ING U.S. Funding LLC
0.540%, due 09/01/20	40,000,000	39,938,964
0.800%, due 08/19/20	75,000,000	74,906,344
0.810%, due 09/22/20	75,000,000	74,876,750
1 mo. USD LIBOR + 0.270%, 1.255%, due 05/01/20[1,3]	90,000,000	89,966,417
1 mo. USD LIBOR + 0.330%, 1.323%, due 05/04/20[1,3]	90,000,000	89,974,463

		1,127,292,597

Finance-other—1.7%
CNPC Finance HK Ltd.
0.660%, due 05/06/20	125,000,000	124,993,313
0.750%, due 05/01/20	75,000,000	74,999,319
0.750%, due 05/05/20	75,000,000	74,996,646

		274,989,278
Total commercial paper (cost—$8,973,152,348)		8,976,775,784

43

Prime Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
Time deposits—9.4%
Banking-non-U.S.—9.4%
ABN AMRO Bank NV 0.050%, due 05/01/20	$300,000,000	$300,000,000
Credit Agricole Corporate & Investment Bank 0.040%, due 05/01/20	189,000,000	189,000,000
Mizuho Corporate Bank Ltd. 0.060%, due 05/01/20	757,000,000	757,000,000
Natixis 0.040%, due 05/01/20	300,000,000	300,000,000
Total time deposits (cost—$1,546,000,000)		1,546,000,000

U.S. Treasury obligations—1.7%
U.S. Treasury Bills
0.204%, due 06/23/20[2]	150,000,000	149,980,677
0.203%, due 07/21/20[2]	137,000,000	136,970,716
Total U.S. Treasury obligations (cost—$286,893,852)		286,951,393

Repurchase agreements—21.1%
Repurchase agreement dated 04/30/20 with Barclays Bank PLC, 0.020% due 05/01/20, collateralized by $188,104,700 U.S. Treasury Inflation Index Notes, 0.125% to 0.625% due 07/15/21 to 01/15/30 (value—$204,000,020); proceeds: $200,000,111	200,000,000	200,000,000
Repurchase agreement dated 04/30/20 with Barclays Bank PLC, 0.030% due 05/01/20, collateralized by $74,712,036 Federal Home Loan Mortgage Corp. obligation, 4.000% due 07/01/49 and $415,236,135 Federal National Mortgage Association obligations, 3.000% due 03/01/50 (value—$510,000,001); proceeds: $500,000,417	500,000,000	500,000,000
Repurchase agreement dated 04/30/20 with BNP Paribas SA, 0.170% due 05/01/20, collateralized by $7 Federal National Mortgage Association obligation, 5.381% due 02/25/40, $300 U.S. Treasury Inflation Index Note, 0.125% due 01/15/30 and $312,552,715 various asset-backed convertible bonds, 0.677% to 5.750% due 03/12/21 to 11/15/48; (value—$212,248,028); proceeds: $200,000,944	200,000,000	200,000,000
Repurchase agreement dated 04/30/20 with BNP Paribas SA, 0.220% due 05/01/20, collateralized by $95,714,753 various asset-backed convertible bonds, zero coupon to 10.000% due 06/01/20 to 12/31/99 and 3,073,000 shares of various equity securities; (value—$85,943,686); proceeds: $80,000,489	80,000,000	80,000,000

	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/30/20 with Fixed Income Clearing Corp., 0.030% due 05/01/20, collateralized by $437,010,000 U.S. Treasury Bills, zero coupon due 07/16/20 to 07/23/20 and $591,165,000 U.S. Treasury Inflation Index Note, 1.250% due 07/15/20; (value—$1,134,244,208); proceeds: $1,112,000,927	$1,112,000,000	$1,112,000,000
Repurchase agreement dated 04/01/20 with J.P. Morgan Securities LLC, SOFR + 0.01%, 0.020% due 05/07/20, collateralized by $47,871,077 Federal Home Loan Mortgage Corp. obligations, 2.500% to 6.000% due 02/01/30 to 12/01/49, $276,203,670 Federal National Mortgage Association obligations, 1.690% to 7.000% due 02/01/26 to 11/01/49 and $14,677,896 Government National Mortgage Association obligations, 3.500% to 4.000% due 12/20/49 to 01/20/50; (value—$204,000,000); proceeds: $200,003,222[4]	200,000,000	200,000,000
Repurchase agreement dated 04/28/20 with J.P. Morgan Securities LLC, OBFR + 0.23%, 0.270% due 05/07/20, collateralized by $80,500,202 various asset-backed convertible bonds, 0.811% to 9.250% due 08/15/20 to 10/23/55 and 4,668,200 shares of various equity securities; (value—$79,925,616); proceeds: $75,001,125[4]	75,000,000	75,000,000
Repurchase agreement dated 04/30/20 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.040% due 05/01/20, collateralized by $144,787,386 Government National Mortgage Association obligation, 2.500% due 04/20/50; (value—$153,000,000); proceeds: $150,000,167	150,000,000	150,000,000
Repurchase agreement dated 04/30/20 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.040% due 05/01/20, collateralized by $455,708,917 Government National Mortgage Association obligations, 3.500% due 09/20/45 to 11/20/45; (value—$204,000,000); proceeds: $200,000,222	200,000,000	200,000,000
Repurchase agreement dated 04/01/20 with Merrill Lynch Pierce Fenner & Smith, Inc., OBFR + 0.38%, 0.420% due 05/01/20, collateralized by $196,084,364 various asset-backed convertible bonds, 1.471% to 6.500% due 07/17/29 to 10/25/58; (value—$80,250,000); proceeds: $75,025,375[4]	75,000,000	75,000,000
Repurchase agreement dated 04/01/20 with Merrill Lynch Pierce Fenner & Smith, Inc., OBFR + 0.65%, 0.690% due 08/03/20, collateralized by $68,092,201 various asset-backed convertible bonds, zero coupon to 5.000% due 03/01/22 to 12/15/35 and 521,926 shares of various equity securities; (value—$80,250,000); proceeds: $75,041,688[4]	75,000,000	75,000,000

44

Prime Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/01/20 with Merrill Lynch Pierce Fenner & Smith, Inc., OBFR + 0.65%, 0.690% due 08/03/20, collateralized by $21,887,522 various asset-backed convertible bonds, zero coupon to 10.000% due 05/22/20 to 06/01/48 and 19,996,049 shares of various equity securities; (value—$251,450,009); proceeds: $235,130,621[4]	$235,000,000	$235,000,000
Repurchase agreement dated 04/30/20 with Mitsubishi UFJ Securities USA, Inc., 0.030% due 05/01/20, collateralized by $30,812,746 Federal Home Loan Mortgage Corp. obligations, 3.000% to 3.500% due 10/15/37 to 04/15/54, $43,806,982 Federal National Mortgage Association obligations, 3.500% due 02/25/48 to 02/25/49 and $129,303,499 Government National Mortgage Association obligations, 2.500% to 4.000% due 10/20/38 to 10/20/48; (value—$178,500,000); proceeds: $175,000,146	175,000,000	175,000,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/30/20 with Toronto-Dominion Bank, 0.040% due 05/01/20, collateralized by $212,291,453 Federal Home Loan Mortgage Corp. obligations, 1.500% to 8.000% due 08/01/20 to 02/01/50, $446,352,906 Federal National Mortgage Association obligations, 1.250% to 6.500% due 08/01/20 to 04/01/50 and $5,000,000 Government National Mortgage Association obligation, 2.000% due 05/20/43; (value—$204,000,000); proceeds: $200,000,222	$200,000,000	$200,000,000
Total repurchase agreements (cost—$3,477,000,000)		3,477,000,000
Total investments (cost—$16,765,027,148 which approximates cost for federal income tax purposes)—101.5%		16,768,891,359

Liabilities in excess of other assets—(1.5)%		(248,137,481)
Net assets—100.0%		$16,520,753,878

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 67.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Certificates of deposit	$—	$2,482,164,182	$—	$2,482,164,182
Commercial paper	—	8,976,775,784	—	8,976,775,784
Time deposits	—	1,546,000,000	—	1,546,000,000
U.S. Treasury obligations	—	286,951,393	—	286,951,393
Repurchase agreements	—	3,477,000,000	—	3,477,000,000
Total	$—	$16,768,891,359	$—	$16,768,891,359

At April 30, 2020, there were no transfers in or out of Level 3.

45

Prime Master Fund

Portfolio of investments—April 30, 2020

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $ 3,356,486,053, represented 20.3% of the Fund’s net assets at period end.

[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2020 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2020.

See accompanying notes to financial statements.

46

ESG Prime Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
Certificates of deposit—2.1%
Banking-non-U.S.—1.7%
Oversea-Chinese Banking Corp. Ltd.
1 mo. USD LIBOR + 0.140%, 0.807%, due 05/22/20[1]	$250,000	$249,859
Skandinaviska Enskilda Banken AB
1 mo. USD LIBOR + 0.130%, 0.700%, due 05/26/20[1]	250,000	249,880
Sumitomo Mitsui Banking Corp.
1 mo. USD LIBOR + 0.110%, 0.548%, due 05/29/20[1]	250,000	249,953
1.770%, due 05/15/20	500,000	500,337
		1,250,029

Banking-U.S.—0.4%
Cooperatieve Rabobank UA
1 mo. USD LIBOR + 0.070%, 0.864%, due 05/18/20[1]	300,000	299,288
Total certificates of deposit (cost—$1,550,002)		1,549,317

Commercial paper[2]—67.1%
Asset backed-miscellaneous—34.9%
Albion Capital Corp. 0.170%, due 05/20/20	300,000	299,972
0.370%, due 07/20/20	600,000	599,500
0.393%, due 07/27/20	600,000	599,424
Antalis SA 0.455%, due 07/27/20	700,000	699,221
Atlantic Asset Securitization LLC 0.030%, due 05/01/20	1,000,000	1,000,005
0.261%, due 05/22/20	500,000	499,920
0.325%, due 06/24/20	500,000	499,752
0.357%, due 06/03/20	300,000	299,899
0.450%, due 08/04/20	400,000	399,520
Barton Capital SA 0.065%, due 05/01/20	750,000	749,999
0.360%, due 06/05/20	300,000	299,892
0.490%, due 07/14/20	500,000	499,490
CAFCO LLC 0.307%, due 07/01/20	750,000	749,603
Cancara Asset Securitisation LLC 0.188%, due 05/01/20	600,000	599,997
0.310%, due 06/05/20	300,000	299,907
Chariot Funding LLC 0.200%, due 05/21/20	750,000	749,912
0.364%, due 07/13/20	500,000	499,626
0.365%, due 07/14/20	450,000	449,658
Charta LLC 0.367%, due 07/07/20	750,000	749,480
CRC Funding LLC 0.125%, due 05/05/20	300,000	299,995
0.430%, due 07/08/20	750,000	749,382
Fairway Finance Co. LLC 0.413%, due 06/30/20	250,000	249,825
0.457%, due 07/13/20	300,000	299,718
0.613%, due 08/20/20	250,000	249,523
Gotham Funding Corp. 0.453%, due 07/01/20	500,000	499,610
0.465%, due 07/08/20	500,000	499,554

	Face amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
Liberty Street Funding LLC 0.353%, due 06/01/20	$750,000	$749,765
LMA Americas LLC 0.109%, due 05/04/20	300,000	299,996
0.407%, due 07/01/20	250,000	249,825
0.527%, due 08/06/20	300,000	299,570
Manhattan Asset Funding Co. LLC 0.505%, due 06/02/20	1,000,000	999,537
0.515%, due 06/08/20	750,000	749,582
Nieuw Amsterdam Receivables Corp. 0.370%, due 06/11/20	250,000	249,892
0.478%, due 08/05/20	500,000	499,356
Old Line Funding LLC 0.407%, due 07/01/20	750,000	749,474
0.473%, due 07/21/20	500,000	499,461
3 mo. USD LIBOR + 0.000%, 1.109%, due 07/21/20[1,3]	250,000	249,962
Sheffield Receivables Co. LLC 0.150%, due 05/05/20	300,000	299,994
0.360%, due 06/05/20	300,000	299,892
Starbird Funding Corp. 0.150%, due 05/01/20	2,000,000	1,999,992
0.433%, due 07/09/20	500,000	499,579
Thunder Bay Funding LLC 0.317%, due 06/03/20	600,000	599,820
0.385%, due 07/16/20	250,000	249,794
Versailles Commercial Paper LLC 0.230%, due 05/07/20	300,000	299,987
0.233%, due 05/20/20	450,000	449,942
0.380%, due 06/17/20	250,000	249,873
0.477%, due 07/22/20	500,000	499,450
Victory Receivables Corp. 0.483%, due 07/09/20	750,000	749,296
0.527%, due 06/01/20	500,000	499,766

		25,686,189

Banking-non-U.S.—22.8%
ANZ New Zealand Int’l Ltd. 0.237%, due 07/15/20	1,000,000	999,500
3 mo. USD LIBOR + 0.080%, 1.299%, due 07/15/20[1,3]	250,000	249,529
Bank of Nova Scotia
3 mo. USD LIBOR + 0.090%, 1.940%, due 05/18/20[1,3]	300,000	299,623
Banque et Caisse d’Epargne de l’Etat 0.575%, due 09/24/20	700,000	698,357
BNZ International Funding Ltd.
1 mo. USD LIBOR + 0.210%, 0.648%, due 05/29/20[1,3]	300,000	300,105
Canadian Imperial Holdings, Inc. 0.098%, due 05/12/20	450,000	449,985
Commonwealth Bank of Australia
3 mo. USD LIBOR + 0.050%, 1.148%, due 07/22/20[1,3]	300,000	299,355
Credit Industriel et Commercial 0.330%, due 07/24/20	250,000	249,805

47

ESG Prime Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
Commercial paper[2]—(continued)
Banking-non-U.S.—(concluded)
DBS Bank Ltd. 0.492%, due 08/10/20	$500,000	$499,303
0.612%, due 09/04/20	250,000	249,460
Dexia Credit Local SA 0.113%, due 07/28/20	300,000	299,916
Erste Abwicklungsanstalt 0.092%, due 05/04/20	550,000	549,994
Federation des Caisses Desjardins du Quebec 0.085%, due 05/06/20	1,500,000	1,499,979
0.592%, due 09/22/20	250,000	249,404
Mitsubishi UFJ Trust & Banking Corp. 0.425%, due 07/08/20	500,000	499,593
0.440%, due 07/17/20	750,000	749,285
MUFG Bank Ltd. 0.540%, due 06/15/20	251,000	250,827
Natixis SA 0.193%, due 06/09/20	450,000	449,904
0.310%, due 07/09/20	500,000	499,699
0.418%, due 08/03/20	250,000	249,724
Nordea Bank Abp 0.189%, due 07/10/20	500,000	499,814
0.189%, due 07/10/20	300,000	299,888
Oversea-Chinese Banking Corp. Ltd. 0.860%, due 09/09/20	750,000	747,635
Societe Generale SA 0.248%, due 06/22/20	500,000	499,818
0.347%, due 08/24/20	700,000	699,217
0.347%, due 08/24/20	600,000	599,329
Sumitomo Mitsui Banking Corp. 0.167%, due 05/19/20	250,000	249,978
0.330%, due 07/20/20	750,000	749,443
Sumitomo Mitsui Trust Bank Ltd. 0.440%, due 07/23/20	1,000,000	998,973
0.460%, due 07/29/20	1,000,000	998,850
Toronto-Dominion Bank Ltd. 0.151%, due 05/15/20	600,000	599,962
Westpac Banking Corp.
3 mo. USD LIBOR + 0.070%, 1.289%, due 07/15/20[1,3]	250,000	249,512

		16,785,766

Banking-U.S.—9.4%
ABN Amro Funding USA LLC 0.311%, due 06/01/20	600,000	599,834
0.539%, due 07/31/20	500,000	499,311
0.539%, due 07/31/20	300,000	299,587
Bedford Row Funding Corp. 0.430%, due 09/02/20	500,000	499,254
3 mo. USD LIBOR + 0.060%, 1.802%, due 05/01/20[1,3]	250,000	249,176
Citigroup Global Markets, Inc. 0.227%, due 07/07/20	500,000	499,786
0.253%, due 07/15/20	500,000	499,733
0.285%, due 10/06/20	250,000	249,685
Collateralized Commercial Paper FLEX Co. LLC 0.323%, due 07/13/20	250,000	249,834
0.400%, due 08/13/20	500,000	499,417

	Face amount	Value
Commercial paper[2]—(concluded)
Banking-U.S.—(concluded)
Collateralized Commercial Paper V Co. LLC
3 mo. USD LIBOR + 0.040%, 0.881%, due 07/29/20[1]	$250,000	$249,683
3 mo. USD LIBOR + 0.110%, 1.814%, due 05/14/20[1]	300,000	299,799
Cooperatieve Rabobank UA
1 mo. USD LIBOR + 0.160%, 1.142%, due 05/06/20[1]	300,000	300,052
ING U.S. Funding LLC 0.300%, due 07/10/20	400,000	399,763
0.300%, due 07/15/20	500,000	499,683
0.325%, due 08/03/20	500,000	499,571
0.405%, due 08/19/20	500,000	499,376

		6,893,544
Total commercial paper (cost—$49,317,632)		49,365,499

Time deposits—5.4%
Banking-non-U.S.—5.4%
Credit Agricole Corporate & Investment Bank 0.040%, due 05/01/20	1,000,000	1,000,000
Mizuho Bank Ltd. 0.060%, due 05/01/20	3,000,000	3,000,000
Total time deposits (cost—$4,000,000)		4,000,000

Repurchase agreements—24.5%
Repurchase agreement dated 04/30/20 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.020% due 05/01/20, collateralized by $17,999,000 U.S. Treasury Note, 1.500% due 08/31/21; (value—$18,360,031); proceeds: $18,000,010 (cost—$18,000,000)	18,000,000	18,000,000
Total investments (cost—$72,867,634 which approximates cost for federal income tax purposes)—99.1%		72,914,816

Other assets in excess of liabilities—0.9%		696,884
Net assets—100.0%		$73,611,700

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 67.

48

ESG Prime Master Fund

Portfolio of investments—April 30, 2020

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Certificates of deposit	$—	$1,549,317	$—	$1,549,317
Commercial paper	—	49,365,499	—	49,365,499
Time deposits	—	4,000,000	—	4,000,000
Repurchase agreements	—	18,000,000	—	18,000,000
Total	$—	$72,914,816	$—	$72,914,816

At April 30, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $1,897,262, represented 2.6% of the Fund’s net assets at period end.

See accompanying notes to financial statements.

49

Government Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
U.S. government agency obligations—49.7%
Federal Farm Credit Bank
0.080%, due 10/02/20[1]	$133,000,000	$132,954,484
0.160%, due 09/28/20[1]	22,298,000	22,283,135
0.200%, due 11/06/20[1]	97,000,000	96,898,150
0.200%, due 04/19/21[1]	75,000,000	74,852,917
0.500%, due 10/05/20[1]	100,000,000	99,781,944
0.520%, due 09/11/20[1]	90,000,000	89,827,100
0.520%, due 10/16/20[1]	45,000,000	44,890,800
0.520%, due 10/28/20[1]	45,000,000	44,883,000
1 mo. USD LIBOR + 0.020%, 0.884%, due 05/09/20[2]	141,500,000	141,473,560
1.550%, due 08/04/20[1]	87,500,000	87,142,101
Federal Home Loan Bank
SOFR + 0.020%, 0.030%, due 05/01/20[2]	181,000,000	181,000,000
SOFR + 0.030%, 0.040%, due 05/01/20[2]	287,000,000	286,866,752
SOFR + 0.060%, 0.070%, due 05/01/20[2]	31,000,000	31,000,000
0.090%, due 07/24/20[1]	203,000,000	202,957,370
SOFR + 0.100%, 0.110%, due 05/01/20[2]	320,000,000	320,000,000
0.114%, due 07/29/20[1]	116,000,000	115,967,307
0.120%, due 07/22/20[1]	127,000,000	126,965,287
SOFR + 0.120%, 0.130%, due 05/01/20[2]	44,500,000	44,500,000
SOFR + 0.140%, 0.150%, due 05/01/20[2]	114,000,000	114,000,000
0.150%, due 08/19/20[1]	114,000,000	113,947,750
0.160%, due 09/18/20[1]	128,000,000	127,920,356
SOFR + 0.160%, 0.170%, due 05/01/20[2]	114,000,000	114,000,000
0.170%, due 08/31/20[1]	95,000,000	94,945,269
0.172%, due 06/15/20[1]	75,000,000	74,984,063
0.180%, due 10/01/20[1]	31,670,000	31,645,772
0.190%, due 10/02/20[1]	114,000,000	113,907,343
0.190%, due 11/03/20[1]	123,000,000	122,879,255
0.190%, due 01/11/21[1]	100,000,000	99,865,417
0.200%, due 07/15/20[1]	136,000,000	135,943,333
0.200%, due 09/18/20[1]	38,000,000	37,970,444
0.200%, due 11/06/20[1]	318,000,000	317,666,100
0.200%, due 04/29/21[1]	71,000,000	70,856,817
0.210%, due 04/23/21[1]	75,000,000	74,843,813
SOFR + 0.230%, 0.240%, due 05/01/20[2]	448,000,000	448,000,000
0.240%, due 08/03/20[1]	100,000,000	99,937,333
0.240%, due 01/06/21[1]	53,000,000	52,911,667
SOFR + 0.240%, 0.250%, due 05/01/20[2]	188,000,000	188,017,766
0.250%, due 07/01/20[1]	28,000,000	27,988,139
0.261%, due 07/15/20[1]	76,000,000	75,958,675
0.280%, due 07/22/20[1]	9,300,000	9,294,069
0.280%, due 11/24/20[1]	72,000,000	71,884,080
0.290%, due 09/01/20[1]	181,000,000	180,820,659
0.310%, due 09/11/20	90,000,000	89,991,136
0.340%, due 11/16/20[1]	113,000,000	112,787,623
0.350%, due 12/29/20[1]	200,000,000	199,529,444

	Face amount	Value
U.S. government agency obligations—(concluded)
1 mo. USD LIBOR – 0.050%, 0.437%, due 05/27/20[2]	$49,000,000	$49,000,000
0.550%, due 05/07/20[1]	26,830,000	26,827,541
1 mo. USD LIBOR – 0.040%, 0.678%, due 05/18/20[2]	90,000,000	90,000,000
1 mo. USD LIBOR – 0.015%, 0.703%, due 05/20/20[2]	141,000,000	141,000,000
1 mo. USD LIBOR – 0.040%, 0.711%, due 05/17/20[2]	66,000,000	66,000,000
1 mo. USD LIBOR – 0.070%, 0.759%, due 05/12/20[2]	102,000,000	102,000,000
1 mo. USD LIBOR – 0.030%, 0.799%, due 05/12/20[2]	47,000,000	47,000,000
1 mo. USD LIBOR – 0.040%, 0.824%, due 05/09/20[2]	96,000,000	96,000,000
1 mo. USD LIBOR – 0.020%, 0.901%, due 05/08/20[2]	170,000,000	170,000,000
1 mo. USD LIBOR + 0.060%, 1.045%, due 05/07/20[2]	148,000,000	148,000,000
1 mo. USD LIBOR + 0.065%, 1.058%, due 05/02/20[2]	97,500,000	97,500,000
1.530%, due 05/01/20[1]	87,000,000	87,000,000
1.550%, due 05/08/20[1]	125,000,000	124,962,326
1.560%, due 06/03/20[1]	50,000,000	49,928,500
1.560%, due 07/15/20[1]	40,000,000	39,870,000
1.565%, due 05/20/20[1]	62,000,000	61,948,790
1.565%, due 07/06/20[1]	88,000,000	87,747,513
1.569%, due 05/06/20[1]	50,000,000	49,989,104
1.569%, due 05/22/20[1]	35,000,000	34,967,966
1.570%, due 05/06/20[1]	50,000,000	49,989,097
1.570%, due 06/01/20[1]	66,000,000	65,910,772
1.570%, due 06/12/20[1]	82,878,000	82,726,195
1.570%, due 07/31/20[1]	89,000,000	88,646,794
1.571%, due 05/08/20[1]	85,000,000	84,974,035
1.573%, due 05/01/20[1]	95,000,000	95,000,000
1.590%, due 06/17/20	4,000,000	3,999,943
1.590%, due 08/10/20[1]	54,000,000	53,759,115
1.595%, due 06/26/20[1]	48,000,000	47,880,907
1.600%, due 05/22/20[1]	138,500,000	138,370,733
1.600%, due 06/02/20[1]	41,000,000	40,941,689
1.605%, due 05/20/20[1]	29,900,000	29,874,672
Federal Home Loan Mortgage Corp.
SOFR + 0.005%, 0.015%, due 05/01/20[2]	146,000,000	146,000,000
SOFR + 0.010%, 0.020%, due 05/01/20[2]	200,000,000	200,000,000
0.130%, due 08/19/20[1]	139,000,000	138,944,786
0.140%, due 08/20/20[1]	98,000,000	97,957,697
Federal National Mortgage Association
SOFR + 0.040%, 0.050%, due 05/01/20[2]	215,000,000	215,000,000
0.180%, due 08/13/20[1]	24,500,000	24,487,260
0.190%, due 09/16/20[1]	116,000,000	115,915,513
0.220%, due 09/02/20[1]	22,000,000	21,983,329
0.280%, due 07/15/20[1]	87,000,000	86,949,250
1.555%, due 05/15/20[1]	87,000,000	86,947,389
Total U.S. government agency obligations (cost—$8,832,741,146)		8,832,741,146

50

Government Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
U.S. Treasury obligations—8.9%
U.S. Treasury Bills
0.107%, due 08/04/20[1]	$155,000,000	$154,957,052
0.107%, due 08/20/20[1]	105,000,000	104,965,844
0.122%, due 09/15/20[1]	200,000,000	199,908,666
U.S. Treasury Notes
3 mo.Treasury money market yield + 0.045%, 0.170%, due 05/01/20[2]	46,000,000	45,999,317
3 mo.Treasury money market yield + 0.220%, 0.345%, due 05/01/20[2]	143,000,000	142,922,595
3 mo.Treasury money market yield + 0.300%, 0.425%, due 05/01/20[2]	97,000,000	97,087,978
1.375%, due 08/31/20	109,000,000	108,909,326
1.375%, due 09/15/20	47,000,000	46,985,058
1.375%, due 09/30/20	63,500,000	63,425,093
1.375%, due 10/31/20	56,000,000	56,168,465
1.500%, due 05/31/20	40,000,000	39,996,260
1.625%, due 07/31/20	46,000,000	46,005,391
1.625%, due 10/15/20	152,000,000	152,240,953
1.750%, due 11/15/20	44,000,000	44,053,546
2.000%, due 09/30/20	72,000,000	72,345,682
2.000%, due 11/30/20	39,000,000	39,357,429
2.000%, due 01/15/21	39,000,000	39,442,627
2.625%, due 08/15/20	116,000,000	116,330,974
Total U.S. Treasury obligations (cost—$1,571,102,256)		1,571,102,256

Repurchase agreements—41.4%
Repurchase agreement dated 04/30/20 with Fixed Income Clearing Corp., 0.030% due 05/01/20, collateralized by $2,009,190,000 U.S. Treasury Bills, zero coupon due 07/23/20 to 01/28/21, $1,113,395,000 U.S. Treasury Inflation Index Notes, 0.125% to 0.250% due 04/15/21 to 01/15/25 and $3,488,770,000 U.S. Treasury Notes, 0.125% to 2.250% due 12/31/21 to 12/31/24; (value—$6,788,106,544); proceeds: $6,655,005,546	6,655,000,000	6,655,000,000
Repurchase agreement dated 04/01/20 with J.P. Morgan Securities LLC, SOFR + 0.01%, 0.020% due 05/07/20, collateralized by $120,791,886 Federal Home Loan Mortgage Corp. obligations, 3.000% to 5.000% due 12/01/34 to 03/01/50 and $296,342,720 Federal National Mortgage Association obligations, 2.500% to 6.500% due 02/01/26 to 03/01/50; (value—$306,000,000); proceeds: $300,004,833[3]	300,000,000	300,000,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/01/20 with J.P. Morgan Securities LLC, OBFR + 0.22%, 0.260% due 07/29/20, collateralized by $79,750,780 Federal Home Loan Mortgage Corp. obligations, 2.718% to 5.736% due 10/15/32 to 10/15/47, $1,917,297,148 Federal National Mortgage Association obligations, zero coupon to 6.303% due 02/25/33 to 12/25/49 and $825,234,566 Government National Mortgage Association obligations, 0.030% to 6.082% due 05/20/37 to 05/16/58; (value—$103,000,000); proceeds: $100,020,944[3]	$100,000,000	$100,000,000
Repurchase agreement dated 01/10/20 with MUFG Securities Americas Inc., SOFR + 0.09%, 0.130% due 06/04/20, collateralized by $237,436,727 Federal Home Loan Mortgage Corp. obligations, 1.600% to 5.000% due 12/15/29 to 02/25/50 and $149,937,870 Federal National Mortgage Association obligations, 1.500% to 4.000% due 06/25/30 to 09/25/59; (value—$306,000,000); proceeds: $300,120,250[3]	300,000,000	300,000,000
Total repurchase agreements (cost—$7,355,000,000)		7,355,000,000
Total investments (cost—$17,758,843,402 which approximates cost for federal income tax purposes)—100.0%		17,758,843,402

Other assets in excess of liabilities—0.0%†		3,831,968
Net assets—100.0%		$17,762,675,370

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 67.

51

Government Master Fund

Portfolio of investments—April 30, 2020

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
U.S. government agency obligations	$—	$8,832,741,146	$—	$8,832,741,146
U.S. Treasury obligations	—	1,571,102,256	—	1,571,102,256
Repurchase agreements	—	7,355,000,000	—	7,355,000,000
Total	$—	$17,758,843,402	$—	$17,758,843,402

At April 30, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05%
[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.
[3]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2020 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2020.

See accompanying notes to financial statements.

52

Treasury Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
U.S. Treasury obligations—63.0%
U.S. Treasury Bills 0.048%, due 05/05/20[1]	$169,000,000	$168,991,128
0.055%, due 05/07/20[1]	300,000,000	299,998,750
0.055%, due 05/28/20[1]	164,000,000	163,805,660
0.065%, due 05/12/20[1]	250,000,000	249,981,934
0.069%, due 06/25/20[1]	736,275,000	736,275,000
0.076%, due 05/26/20[1]	1,357,400,000	1,357,400,000
0.084%, due 06/09/20[1]	300,000,000	299,916,800
0.086%, due 07/23/20[1]	300,000,000	299,928,758
0.086%, due 07/28/20[1]	300,000,000	299,879,000
0.092%, due 06/02/20[1]	498,000,000	497,959,227
0.093%, due 06/04/20[1]	270,000,000	269,969,273
0.096%, due 07/21/20[1]	272,000,000	271,879,436
0.106%, due 06/16/20[1]	518,000,000	517,930,226
0.106%, due 10/08/20[1]	31,140,000	31,117,856
0.114%, due 07/14/20[1]	360,000,000	359,917,120
0.116%, due 09/24/20[1]	200,000,000	199,945,656
0.119%, due 08/04/20[1]	945,000,000	944,707,610
0.119%, due 09/15/20[1]	600,000,000	599,734,753
0.125%, due 07/09/20[1]	600,000,000	599,857,975
0.142%, due 08/27/20[1]	798,230,000	797,895,187
0.142%, due 03/25/21[1]	250,000,000	249,760,833
0.151%, due 09/08/20[1]	408,000,000	407,779,222
0.152%, due 09/22/20[1]	250,000,000	249,880,000
0.237%, due 06/23/20[1]	455,000,000	454,836,977
0.267%, due 05/21/20[1]	627,000,000	626,941,056
0.341%, due 09/10/20[1]	309,000,000	308,656,433
0.719%, due 08/20/20[1]	478,000,000	477,129,523
0.918%, due 08/06/20[1]	351,000,000	350,411,625
U.S. Treasury Notes
3 mo.Treasury money market yield + 0.043%, 0.168%, due 05/01/20[2]	600,000,000	599,943,574
3 mo.Treasury money market yield + 0.045%, 0.170%, due 05/01/20[2]	254,000,000	253,875,643
3 mo.Treasury money market yield + 0.140%, 0.239%, due 05/01/20[2]	200,000,000	200,012,117
3 mo.Treasury money market yield + 0.115%, 0.240%, due 05/01/20[2]	735,000,000	734,682,974
3 mo.Treasury money market yield + 0.139%, 0.264%, due 05/01/20[2]	500,000,000	499,901,278
3 mo.Treasury money market yield + 0.154%, 0.279%, due 05/01/20[2]	250,000,000	249,850,881
3 mo.Treasury money market yield + 0.220%, 0.345%, due 05/01/20[2]	605,000,000	605,351,016
3 mo.Treasury money market yield + 0.300%, 0.425%, due 05/01/20[2]	486,784,000	487,117,869
1.375%, due 05/31/20	157,000,000	156,971,194
1.375%, due 08/31/20	235,000,000	234,805,704
1.375%, due 09/15/20	377,500,000	377,242,394

	Face amount	Value
U.S. Treasury obligations—(concluded)
1.375%, due 09/30/20	$279,000,000	$279,676,866
1.375%, due 10/31/20	345,000,000	345,158,505
1.500%, due 05/31/20	236,000,000	235,977,863
1.500%, due 07/15/20	150,000,000	149,979,613
1.625%, due 06/30/20	371,000,000	370,988,776
1.625%, due 07/31/20	104,000,000	104,012,188
1.625%, due 10/15/20	339,000,000	339,569,665
1.750%, due 10/31/20	250,000,000	250,311,966
1.750%, due 11/15/20	88,000,000	88,107,091
1.875%, due 06/30/20	100,000,000	100,032,577
2.000%, due 07/31/20	125,000,000	125,121,663
2.000%, due 09/30/20	466,000,000	467,323,088
2.000%, due 11/30/20	89,000,000	89,815,672
2.000%, due 01/15/21	89,000,000	90,010,097
2.125%, due 08/31/20	150,000,000	150,253,958
2.250%, due 03/31/21	30,000,000	30,589,373
2.375%, due 04/15/21	150,000,000	153,257,867
2.500%, due 05/31/20	401,000,000	401,284,728
2.500%, due 06/30/20	150,000,000	150,212,674
2.500%, due 12/31/20	150,000,000	152,480,213
2.500%, due 01/31/21	199,000,000	202,594,857
2.625%, due 07/31/20	250,000,000	250,600,508
2.625%, due 08/15/20	503,000,000	504,441,374
2.625%, due 11/15/20	150,000,000	152,077,374
2.750%, due 09/30/20	119,000,000	119,683,558
3.500%, due 05/15/20	125,000,000	125,092,926
Total U.S. Treasury obligations (cost—$21,920,896,702)		21,920,896,702

Repurchase agreements—36.9%
Repurchase agreement dated 04/30/20 with Barclays Capital, Inc., 0.020% due 05/01/20, collateralized by $632,000,900 U.S. Treasury Bonds, 2.750% to 4.375% due 05/15/41 to 08/15/42 and $4,437,605,100 U.S. Treasury Notes, 1.500% to 2.875% due 09/15/22 to 05/15/29; (value—$5,814,000,024); proceeds: $5,700,003,167	5,700,000,000	5,700,000,000

Repurchase agreement dated 04/30/20 with BNP Paribas SA, 0.030% due 05/01/20, collateralized by $1,217,200 U.S. Treasury Bills, zero coupon due 07/28/20 to 04/22/21, $179,536,935 U.S. Treasury Bonds, 2.375% to 8.750% due 08/15/20 to 11/15/49, $48,858,500 U.S. Treasury Bonds Principal STRIPs, zero coupon due 11/15/21 to 02/15/43, $53,390,535 U.S. Treasury Bonds STRIPs, zero coupon due 11/15/21 to 11/15/46, $1,616,600 U.S. Treasury Inflation Index Bonds, 0.875% to 3.875% due 01/15/25 to 02/15/47, $119,342,000 U.S. Treasury Inflation Index Notes, 0.125% to 0.625% due 07/15/21 to 01/15/30 and $140,239,600 U.S. Treasury Notes, 0.170% to 2.875% due 10/31/20 to 02/15/30; (value—$612,000,000); proceeds: $600,000,500

	600,000,000	600,000,000

53

Treasury Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/30/20 with Fixed Income Clearing Corp., 0.030% due 05/01/20, collateralized by $2,292,090,000 U.S. Treasury Inflation Index Notes, 0.250% to 1.250% due 07/15/20 to 01/15/25 and $1,058,220,000 U.S. Treasury Notes, 1.125% to 2.000% due 01/31/25 to 02/28/25; (value—$3,763,804,911); proceeds: $3,690,003,075	$3,690,000,000	$3,690,000,000
Repurchase agreement dated 04/28/20 with Goldman Sachs & Co., 0.010% due 05/05/20, collateralized by $6,412,599 U.S. Treasury Bond STRIP, zero coupon due 02/15/36, $580,000 U.S. Treasury Inflation Index Note, 0.375% due 01/15/27 and $191,874,900 U.S. Treasury Notes, 2.125% to 2.500% due 06/30/20 to 05/15/27; (value—$204,000,000); proceeds: $200,000,389	200,000,000	200,000,000
Repurchase agreement dated 04/30/20 with J.P. Morgan Securities LLC, 0.020% due 05/01/20, collateralized by $91,539,599 U.S. Treasury Bonds, 3.375% to 4.375% due 05/15/40 to 11/15/48 and $333,885,600 U.S. Treasury Notes, 2.250% to 2.500 due 01/31/24 to 11/15/24; (value—$510,000,000); proceeds: $500,000,278	500,000,000	500,000,000
Repurchase agreement dated 04/30/20 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.020% due 05/01/20, collateralized by $13,088,500 U.S. Treasury Bill, zero coupon due 06/11/20 and $483,861.45 U.S. Treasury Bond STRIP, zero coupon due 02/15/40; (value—$13,464,058); proceeds: $13,200,007	13,200,000	13,200,000
Repurchase agreement dated 04/30/20 with Mizuho Securities USA LLC, 0.020% due 05/01/20, collateralized by $153,010,300 U.S. Treasury Bills, zero coupon due 05/26/20 to 06/04/20; (value—$153,000,095); proceeds: $150,000,083	150,000,000	150,000,000
Repurchase agreement dated 04/27/20 with MUFG Securities Americas Inc., 0.020% due 05/04/20, collateralized by $9,608,000 U.S. Treasury Bonds, 3.875% due 08/15/40, $115,020,000 U.S. Treasury Inflation Index Notes, 0.375% due 07/15/23, $99,998,800 U.S. Treasury Notes, 2,875% due 11/30/23; (value—$255,000,096); Proceeds: $250,000,972	250,000,000	250,000,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/30/20 with MUFG Securities Americas Inc., 0.020% due 05/01/20, collateralized by $25,938,000 U.S. Treasury Bonds, 2.875% due 08/15/45, $9,189,888 U.S. Treasury Bonds STRIP zero coupon due 2/15/44, $204,229,600 U.S. Treasury Inflation Index Notes, 0.125% to 0.500% due 04/15/22 to 01/15/27, $342,049,700 U.S. Treasury Notes, 1.125% to 3.125% due 11/30/20 to 5/15/48; (value—$561,000,000); Proceeds: $550,000,306	$550,000,000	$550,000,000
Repurchase agreement dated 04/27/20 with MUFG Securities Canada Ltd., 0.020% due 05/04/20, collateralized by $4,294,100 U.S. Treasury Bill, zero coupon due 01/28/21, $70,010,900 U.S. Treasury Bonds, 2.750% to 3.000% due 05/15/42 to 08/15/42, $94,646,700 U.S. Treasury Inflation Index Notes, 0.250% to 0.625% due 01/15/24 to 07/15/29, $100,171,000 U.S. Treasury Notes, 0.250% to 3.125% due 05/31/21 to 11/15/29; (value—$306,000,015); Proceeds: $300,001,167	300,000,000	300,000,000
Repurchase agreement dated 04/30/20 with MUFG Securities Canada Ltd., 0.020% due 05/01/20, collateralized by $347,235,500 U.S. Treasury Bonds, 2.500% to 4.250% due 05/15/39 to 02/15/45, $200 U.S. Treasury Inflation Index Notes, 0.250% due 07/15/29, $317,674,200 U.S. Treasury Notes, 1.125% to 3.125% due 09/30/21 to 11/15/28; (value—$918,000,120); Proceeds: $900,000,500	900,000,000	900,000,000
Total repurchase agreements (cost—$12,853,200,000)		12,853,200,000
Total investments (cost—$34,774,096,702 which approximates cost for federal income tax purposes)—99.9%		34,774,096,702

Other assets in excess of liabilities—0.1%		29,624,071
Net assets—100.0%		$34,803,720,773

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 67.

54

Treasury Master Fund

Portfolio of investments—April 30, 2020

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
U.S. Treasury obligations	$—	$21,920,896,702	$—	$21,920,896,702
Repurchase agreements	—	12,853,200,000	—	12,853,200,000
Total	$—	$34,774,096,702	$—	$34,774,096,702

At April 30, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

See accompanying notes to financial statements.

55

Prime CNAV Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
Certificates of deposit—10.4%
Banking-non-U.S. —9.4%
Bank of Montreal
1 mo. USD LIBOR + 0.260%, 1.181%, due 05/11/20[1]	$50,000,000	$50,000,000
Bank of Nova Scotia
1 mo. USD LIBOR + 0.280%, 1.265%, due 05/01/20[1]	30,000,000	30,000,000
Canadian Imperial Bank of Commerce 1.155%, due 05/07/20[1]	8,000,000	7,999,965
1 mo. USD LIBOR + 0.280%, 1.265%, due 05/01/20[1]	30,000,000	30,000,000
Credit Industriel et Commercial
1 mo. USD LIBOR + 0.200%, 1.014%, due 05/15/20[1]	35,000,000	35,000,000
Credit Suisse AG
1 mo. USD LIBOR + 0.240%, 1.069%, due 05/11/20[1]	35,000,000	35,000,000
Mitsubishi UFJ Trust & Banking Corp. 0.470%, due 08/17/20	35,000,000	35,000,000
National Australia Bank Ltd.
3 mo. USD LIBOR + 0.120%, 1.857%, due 05/06/20[1]	35,000,000	35,000,000
Nordea Bank AB
3 mo. USD LIBOR + 0.100%, 0.996%, due 06/10/20[1]	35,000,000	35,000,000
1 mo. USD LIBOR + 0.270%, 1.255%, due 05/07/20[1]	33,000,000	33,000,000
1.850%, due 06/10/20	35,000,000	35,000,000
Oversea Chinese Banking 1.630%, due 08/19/20	15,000,000	15,000,000
Oversea-Chinese Banking Corp. Ltd.
1 mo. USD LIBOR + 0.270%, 1.252%, due 05/05/20[1]	20,000,000	20,000,000
Skandinaviska Enskilda Banken AB
1 mo. USD LIBOR + 0.280%, 0.850%, due 05/26/20[1]	20,000,000	20,000,000
1 mo. USD LIBOR + 0.080%, 0.909%, due 05/12/20[1]	12,000,000	12,000,000
1 mo. USD LIBOR + 0.270%, 1.134%, due 05/11/20[1]	30,000,000	30,000,000
3 mo. USD LIBOR + 0.080%, 1.453%, due 07/06/20[1]	35,000,000	35,000,000
3 mo. USD LIBOR + 0.050%, 1.781%, due 05/11/20[1]	35,000,000	35,000,000
Sumitomo Mitsui Banking Corp.
1 mo. USD LIBOR + 0.200%, 1.185%, due 05/07/20[1]	35,000,000	35,000,000
1 mo. USD LIBOR + 0.270%, 1.252%, due 05/05/20[1]	35,000,000	35,000,000
Svenska Handelsbanken
1 mo. USD LIBOR + 0.190%, 1.172%, due 05/05/20[1]	28,000,000	28,000,000
1 mo. USD LIBOR + 0.230%, 1.215%, due 05/01/20[1]	30,000,000	30,000,000
Toronto-Dominion Bank Ltd.
1 mo. USD LIBOR + 0.250%, 1.235%, due 05/07/20[1]	28,000,000	28,000,000

	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-U.S.—(concluded)
Westpac Banking Corp.
3 mo. USD LIBOR + 0.150%, 1.149%, due 06/08/20[1]	$22,000,000	$22,000,000

		705,999,965

Banking-U.S.—1.0%
Cooperatieve Centrale
3 mo. USD LIBOR + 0.050%, 1.437%, due 07/07/20[1]	21,000,000	21,000,000
3 mo. USD LIBOR + 0.080%, 1.784%, due 05/14/20[1]	16,000,000	16,000,000
Cooperatieve Rabobank UA
1 mo. USD LIBOR + 0.070%, 0.864%, due 05/18/20[1]	9,700,000	9,700,000
1 mo. USD LIBOR + 0.240%, 1.069%, due 05/14/20[1]	30,000,000	30,000,000

		76,700,000
Total certificates of deposit (cost—$782,699,965)		782,699,965

Commercial paper[2]—58.1%
Asset backed-miscellaneous—25.2%
Albion Capital Corp. 1.016%, due 07/20/20	16,000,000	15,964,444
Albion Capital Corp. SA/Albion Capital LLC 0.450%, due 07/27/20	15,000,000	14,983,687
0.500%, due 07/27/20	22,981,000	22,953,231
Antalis SA 1.200%, due 07/13/20	22,000,000	21,946,467
1.720%, due 05/05/20	10,000,000	9,998,089
Atlantic Asset Securitization LLC
1.017%, due 07/17/20	25,750,000	25,694,924
1 mo. USD LIBOR + 0.210%, 1.074%, due 05/11/20[1,3]	24,000,000	24,000,000
1.100%, due 09/03/20	30,200,000	30,084,653
1.450%, due 07/02/20	22,000,000	21,945,061
Barton Capital Corp. 1.630%, due 05/27/20	29,000,000	28,965,861
1.700%, due 05/04/20	11,000,000	10,998,442
Barton Capital SA 0.150%, due 05/01/20	25,000,000	25,000,000
1.020%, due 06/05/20	46,000,000	45,954,383
1.220%, due 07/14/20	59,500,000	59,350,787
Barton Capitall SA 1.200%, due 07/21/20	45,000,000	44,878,500
Chariot Funding LLC 1.100%, due 07/22/20	22,000,000	21,944,878
1.250%, due 07/13/20	9,500,000	9,475,920
1.650%, due 07/17/20	40,000,000	39,858,833
Charta LLC 1.250%, due 07/02/20	30,000,000	29,935,417
1.330%, due 06/02/20	27,000,000	26,968,080
Fairway Finance Co. LLC 0.920%, due 08/04/20	50,000,000	49,878,611
1 mo. USD LIBOR + 0.200%, 1.029%, due 05/12/20[1,3]	13,000,000	13,000,000
1 mo. USD LIBOR + 0.220%, 1.202%, due 05/04/20[1,3]	15,000,000	15,000,000

56

Prime CNAV Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
1.450%, due 06/30/20	$14,750,000	$14,714,354
Gotham Funding Corp. 1.120%, due 07/08/20	49,500,000	49,395,280
1.370%, due 05/04/20	12,666,000	12,664,554
1.400%, due 07/01/20	41,500,000	41,401,553
Liberty Street Funding LLC 1.300%, due 06/01/20	14,250,000	14,234,048
1.300%, due 06/03/20	48,000,000	47,942,800
1.300%, due 07/06/20	15,000,000	14,964,250
1.350%, due 07/07/20	27,000,000	26,932,162
1.650%, due 05/15/20	50,000,000	49,967,917
LMA Americas LLC 1.300%, due 07/06/20	28,000,000	27,933,267
1.350%, due 07/01/20	22,000,000	21,949,675
1.400%, due 07/02/20	50,000,000	49,879,444
1.470%, due 07/02/20	9,000,000	8,977,215
1.470%, due 07/06/20	9,000,000	8,975,745
1.690%, due 08/03/20	25,000,000	24,889,681
Manhattan Asset Funding Co. LLC 0.370%, due 07/10/20	100,000,000	99,928,056
1.350%, due 06/01/20	25,000,000	24,970,937
Nieuw Amsterdam Receivables Corp. 1.090%, due 06/11/20	13,000,000	12,983,862
1.500%, due 06/08/20	9,500,000	9,484,958
Old Line Funding LLC
1 mo. USD LIBOR + 0.090%, 0.954%, due 05/11/20[1,3]	33,000,000	33,000,000
0.960%, due 09/08/20	20,000,000	19,930,667
1.150%, due 07/21/20	42,750,000	42,639,384
1.280%, due 07/13/20	30,000,000	29,922,133
1.690%, due 08/05/20	17,000,000	16,923,387
1.710%, due 08/04/20[3]	35,000,000	34,842,062
1.820%, due 07/16/20	15,000,000	14,942,367
Sheffield Receivables Co. LLC 1.500%, due 06/01/20	15,000,000	14,980,625
1.500%, due 06/08/20	30,000,000	29,952,500
1.500%, due 06/24/20	25,000,000	24,943,750
Starbird Funding Corp. 0.050%, due 05/01/20	55,000,000	55,000,000
1.070%, due 07/09/20	72,550,000	72,401,212
Thunder Bay Funding LLC 1.170%, due 09/02/20	35,000,000	34,858,950
1.370%, due 07/07/20	50,000,000	49,872,514
Versailles Commercial Paper LLC
1 mo. USD LIBOR + 0.120%, 0.984%, due 05/11/20[1,3]	20,000,000	20,000,000
1.017%, due 06/09/20	15,000,000	14,983,750
1.100%, due 07/22/20	15,500,000	15,461,164
1 mo. USD LIBOR + 0.160%, 1.176%, due 05/04/20[1,3]	15,000,000	15,000,000
1.350%, due 06/17/20	54,750,000	54,653,503
1.350%, due 07/08/20	40,000,000	39,898,000
1.550%, due 05/20/20	34,500,000	34,471,777
Victory Receivables Corp. 1.400%, due 07/07/20	50,000,000	49,869,722

		1,889,517,493

	Face amount	Value
Commercial paper[2]—(continued)
Banking-non-U.S.—22.9%
Australia & New Zealand Banking Group Ltd.
1 mo. USD LIBOR + 0.270%, 1.084%, due 05/15/20[1,3]	$22,000,000	$22,000,000
Bank of Nova Scotia
1 mo. USD LIBOR + 0.290%, 0.694%, due 05/29/20[1,3]	20,000,000	20,000,000
1 mo. USD LIBOR + 0.200%, 0.873%, due 05/21/20[1,3]	15,000,000	14,999,459
Banque et Caisse d’Epargne de L’Etat 1.630%, due 08/17/20	37,000,000	36,819,070
Barclays Bank PLC 1.660%, due 05/15/20	27,000,000	26,982,570
BNZ International Funding Ltd.
1 mo. USD LIBOR + 0.200%, 0.638%, due 05/29/20[1,3]	30,000,000	30,000,000
3 mo. USD LIBOR + 0.110%, 1.364%, due 06/04/20[1,3]	23,000,000	23,000,000
Canadian Imperial Bank of Commerce
3 mo. USD LIBOR + 0.140%, 1.891%, due 05/04/20[1,3]	30,000,000	30,000,000
Commonwealth Bank of Australia
1 mo. USD LIBOR + 0.180%, 1.101%, due 05/11/20[1,3]	22,000,000	22,000,000
1 mo. USD LIBOR + 0.190%, 1.172%, due 05/06/20[1,3]	35,000,000	35,000,000
3 mo. USD LIBOR + 0.120%, 1.374%, due 06/04/20[1,3]	12,000,000	12,000,000
3 mo. USD LIBOR + 0.050%, 1.402%, due 07/08/20[1,3]	23,000,000	23,000,000
Credit Industriel et Commercial 1.650%, due 07/24/20	15,000,000	14,942,250
DBS Bank Ltd. 1.210%, due 09/04/20	59,750,000	59,496,959
1.610%, due 08/21/20	12,000,000	11,939,893
1.645%, due 05/11/20	24,000,000	23,989,033
1.690%, due 07/31/20	14,000,000	13,940,193
1.890%, due 05/01/20	50,000,000	50,000,000
Dexia Credit Local SA 0.500%, due 09/14/20	28,000,000	27,948,278
0.530%, due 09/21/20	21,000,000	20,956,717
0.640%, due 08/10/20	70,000,000	69,874,311
1.590%, due 07/28/20	35,000,000	34,863,967
1.860%, due 05/22/20	20,000,000	19,978,300
Erste Abwicklungsanstalt 1.630%, due 07/20/20	24,000,000	23,913,067
Federation des Caisses Desjardins du Quebec 0.040%, due 05/06/20	50,000,000	49,999,722
0.060%, due 05/01/20	20,000,000	20,000,000
0.065%, due 05/01/20	25,000,000	25,000,000
3 mo. USD LIBOR + 0.100%, 1.099%, due 06/09/20[1,3]	45,000,000	45,000,000
3 mo. USD LIBOR + 0.080%, 1.275%, due 06/23/20[1,3]	17,000,000	16,999,358
HSBC Bank PLC
1 mo. USD LIBOR + 0.070%, 0.788%, due 05/20/20[1,3]	37,000,000	37,000,000

57

Prime CNAV Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
Commercial paper[2]—(continued)
Banking-non-U.S.—(concluded)
Mitsubishi UFJ Trust & Banking Corp. 0.480%, due 07/28/20	$31,000,000	$30,963,627
1.650%, due 05/19/20	33,000,000	32,972,775
National Australia Bank Ltd.
1 mo. USD LIBOR + 0.190%, 1.172%, due 05/06/20[1,3]	28,000,000	28,000,000
3 mo. USD LIBOR + 0.120%, 1.374%, due 06/04/20[1,3]	10,000,000	10,000,000
National Bank of Canada
1 mo. USD LIBOR + 0.190%, 1.175%, due 05/07/20[1,3]	28,000,000	28,000,000
3 mo. USD LIBOR + 0.000%, 1.176%, due 07/16/20[1,3]	36,000,000	36,000,000
1 mo. USD LIBOR + 0.290%, 1.283%, due 05/04/20[1,3]	36,000,000	36,000,000
Nederlandse Waterschapsbank NV 1.600%, due 05/27/20	47,250,000	47,195,400
Nordea Bank AB 0.025%, due 05/01/20	43,000,000	43,000,000
Oversea-Chinese Banking Corp. Ltd. 0.450%, due 09/09/20	46,250,000	46,174,265
1 mo. USD LIBOR + 0.280%, 1.109%, due 05/11/20[1,3]	30,000,000	30,000,000
3 mo. USD LIBOR + 0.040%, 1.777%, due 05/05/20[1,3]	24,000,000	24,000,000
3 mo. USD LIBOR + 0.120%, 1.857%, due 05/06/20[1,3]	15,000,000	15,000,000
Royal Bank of Canada
1 mo. USD LIBOR + 0.240%, 1.222%, due 05/05/20[1,3]	25,000,000	25,000,000
Societe Generale SA 0.550%, due 08/24/20	35,000,000	34,938,507
0.700%, due 08/24/20	24,700,000	24,644,768
3 mo. USD LIBOR + 0.050%, 1.437%, due 07/07/20[1,3]	35,000,000	35,000,000
Sumitomo Mitsui Banking Corp. 0.730%, due 07/20/20	49,250,000	49,170,105
Sumitomo Mitsui Trust Bank Ltd. 0.060%, due 05/01/20	125,000,000	125,000,000
0.510%, due 07/23/20	35,000,000	34,958,846
1.840%, due 05/04/20	21,000,000	20,996,780
1.860%, due 05/04/20	20,000,000	19,996,900
Svenska Handelsbanken
3 mo. USD LIBOR + 0.050%, 1.423%, due 07/06/20[1,3]	35,000,000	35,000,000
Westpac Banking Corp.
3 mo. USD LIBOR + 0.040%, 1.782%, due 05/01/20[1,3]	40,000,000	40,000,000

		1,713,655,120

Banking-U.S.—8.6%
Bedford Row Funding Corp.
3 mo. USD LIBOR + 0.150%, 1.193%, due 07/23/20[1,3]	35,000,000	35,000,000
3 mo. USD LIBOR + 0.060%, 1.802%, due 05/01/20[1,3]	16,750,000	16,750,000

	Face amount	Value
Commercial paper[2]—(concluded)
Banking-U.S.—(concluded)
3 mo. USD LIBOR + 0.100%, 1.841%, due 05/05/20[1,3]	$11,000,000	$11,000,000
Citigroup Global Markets, Inc. 1.250%, due 07/07/20	49,500,000	49,384,844
Collateralized Commercial Paper FLEX Co. LLC
3 mo. USD LIBOR + 0.130%, 0.898%, due 06/11/20[1,3]	28,000,000	28,000,000
1 mo. USD LIBOR + 0.230%, 1.044%, due 05/15/20[1,3]	12,000,000	12,000,000
1 mo. USD LIBOR + 0.250%, 1.235%, due 05/01/20[1,3]	20,000,000	20,000,000
3 mo. USD LIBOR + 0.080%, 1.400%, due 07/09/20[1,3]	15,000,000	15,000,000
3 mo. USD LIBOR + 0.100%, 1.473%, due 07/06/20[1,3]	30,000,000	30,000,000
3 mo. USD LIBOR + 0.110%, 1.757%, due 05/26/20[1,3]	29,000,000	29,000,000
Collateralized Commercial Paper V Co. LLC
3 mo. USD LIBOR + 0.040%, 0.881%, due 07/29/20[1]	27,000,000	27,000,000
1 mo. USD LIBOR + 0.300%, 1.293%, due 05/04/20[1]	35,000,000	35,000,000
Credit Industriel et Commercial 0.060%, due 05/01/20	125,000,000	125,000,000
3 mo. USD LIBOR + 0.050%, 1.792%, due 05/07/20[1,3]	35,000,000	35,000,000
ING U.S. Funding LLC 0.540%, due 09/01/20	18,000,000	17,966,790
0.890%, due 08/19/20	74,500,000	74,297,401
1.017%, due 08/03/20	19,300,000	19,249,606
1 mo. USD LIBOR + 0.270%, 1.255%, due 05/01/20[1,3]	35,000,000	35,000,000
1 mo. USD LIBOR + 0.330%, 1.323%, due 05/04/20[1,3]	30,000,000	30,000,000

		644,648,641

Finance-other—1.4%
CNPC Finance HK Ltd. 0.660%, due 05/06/20	55,000,000	54,994,959
0.750%, due 05/05/20	50,000,000	49,995,833

		104,990,792
Total commercial paper (cost—$4,352,812,046)		4,352,812,046

Time deposits—7.7%
Banking-non-U.S.—7.7%
ABN Amro Bank NV 0.050%, due 05/01/20	70,000,000	70,000,000
Credit Agricole Corporate & Investment Bank 0.040%, due 05/01/20	129,000,000	129,000,000
Mizuho Bank Ltd. 0.060%, due 05/01/20	250,000,000	250,000,000
Natixis 0.040%, due 05/01/20	125,000,000	125,000,000
Total time deposits (cost—$574,000,000)		574,000,000

58

Prime CNAV Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
U.S. government agency obligations—1.3%
Federal Home Loan Bank
SOFR + 0.230%, 0.240%, due 05/01/20[1]	$50,000,000	$50,000,000
1.597%, due 05/22/20[2]	50,000,000	49,954,237
Total U.S. government agency obligations (cost—$99,954,237)		99,954,237

U.S. Treasury obligations—1.5%
U.S. Treasury Bills 0.203%, due 07/21/20	55,000,000	54,975,250
0.204%, due 06/23/20	60,000,000	59,982,201
Total U.S. Treasury obligations (cost—$114,957,451)		114,957,451

Repurchase agreements—22.1%
Repurchase agreement dated 04/30/20 with Barclays Bank PLC, 0.020% due 05/01/20, collateralized by $95,793,700 U.S. Treasury Inflation Note, 0.125% due 01/15/23 to 04/15/25; (value—$102,000,073); proceeds: $100,000,056	100,000,000	100,000,000
Repurchase agreement dated 04/30/20 with BNP Paribas SA, 0.220% due 05/01/20, collateralized by $19,927,649 various asset-backed convertible bonds, zero coupon to 11.500% due 01/07/20 to 02/25/30; (value—$16,050,690); proceeds: $15,000,092	15,000,000	15,000,000

Repurchase agreement dated 04/30/20 with BNP Paribas SA, 0.040% due 05/01/20, collateralized by $69,713,000 Federal Home Loan Bank obligations, zero coupon to 4.100% due 05/15/20 to 10/24/33, $500 Federal Home Loan Mortgage Corp., zero coupon due 12/11/25, $1,062,000 Federal National Mortgage Association obligations, 1.875% due 04/05/22, $350,000 Federal Farm Credit Bank obligation, 3.170% to 3.980% due 06/29/32 to 04/05/38, $81,500 U.S. Treasury Bond, 6.250% due 08/15/23, $119,500 U.S. Treasury Inflation Index Note, 0.125% due 07/15/22, $5,010,700 U.S. Treasury Notes, 1.375% to 2.750% due 09/15/20 to 05/31/23, $26,902,863 U.S. Treasury Bonds STRIPs, zero coupon due 11/15/22 to 11/15/46 and $2,362,182 various asset-backed convertible bonds, zero coupon due 05/22/25 to 09/30/26; (value—$102,021,805); proceeds: $100,000,111

	100,000,000	100,000,000
Repurchase agreement dated 04/30/20 with Fixed Income Clearing Corp., 0.030% due 05/01/20, collateralized by $478,775,000 U.S. Treasury Bills, zero coupon due 09/15/20 to 01/28/21 and $200,000,000 U.S. Treasury Inflation Index Notes, 1.125% due 1/15/21; (value—$714,002,354); proceeds: $700,000,583	700,000,000	700,000,000

	Face amount	Value
Repurchase agreements—(concluded)

Repurchase agreement dated 04/30/20 with Goldman Sachs & Co., 0.200% due 05/01/20, collateralized by $4,455,000, Federal Home Loan Bank obligations zero coupon to 4.300% due 05/08/2020 to 12/16/2044, $7,525,000 Federal Home Loan Mortgage Corp. zero coupon to 1.375% due 05/01/2020 to 07/15/2032, $700,000 Federal National Mortgage Association 2.625% due 09/06/2024, $113,005,000 U.S. Treasury Inflation Index Note, 0.625% due 01/15/24, $4,379,635 U.S. Treasury Bond STRIP, zero coupon due 02/15/37 and $5,897,700 U.S. Treasury Bond Principal STRIP, zero coupon due 02/15/31 (value—$150,144,005); proceeds: $147,200,082

	$147,200,000	$147,200,000
Repurchase agreement dated 04/01/20 with J.P. Morgan Securities LLC, SOFR + 0.01%, 0.020% due 05/07/20, collateralized by $207,219,270 Federal Home Loan Mortgage Corp., 2.500% to 6.000% due 08/01/28 to 03/01/50 and $37,031,846 Federal National Mortgage Association, 2.500% to 6.000% due 08/01/29 to 12/01/47; (value—$204,000,000); proceeds: $200,003,222[4]	200,000,000	200,000,000
Repurchase agreement dated 04/30/20 with J.P. Morgan Securities LLC., 0.040% due 05/01/20, collateralized by $64,847,591 Federal Home Loan Mortgage Corp., 3.000% to 7.000% due 05/01/27 to 03/01/50, $506,257,907 Federal National Mortgage Association, 2.500% to 7.000% due 09/01/22 to 05/01/50 and $3,563,891 Government National Mortgage Association obligations, 4.500% to 5.500% due 05/20/33 to 10/20/47; (value—$306,000,000); proceeds: $300,000,333	300,000,000	300,000,000
Repurchase agreement dated 04/01/20 with Merrill Lynch Pierce Fenner & Smith, Inc., OFR + 0.65%, 0.690% due 08/03/20, collateralized by 9,477,859 shares of Convertible Bond; (value—$26,750,001); proceeds: $25,013,896[4]	25,000,000	25,000,000
Repurchase agreement dated 04/01/20 with Merrill Lynch Pierce Fenner & Smith, Inc., SOFR + 0.65%, 0.690% due 08/03/20, collateralized by 24,642,433 shares of Convertible Bond; (value—$69,550,002); proceeds: $65,036,129[4]	65,000,000	65,000,000
Total repurchase agreements (cost—$1,652,200,000)		1,652,200,000
Total investments (cost—$7,576,623,699 which approximates cost for federal income tax purposes)—101.1%		7,576,623,699

Liabilities in excess of other assets—(1.1)%		(81,392,809)
Net assets—100.0%		$7,495,230,890

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 67.

59

Prime CNAV Master Fund

Portfolio of investments—April 30, 2020

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Certificates of deposit	$—	$782,699,965	$—	$782,699,965
Commercial paper	—	4,352,812,046	—	4,352,812,046
Time deposits	—	574,000,000	—	574,000,000
U.S. government agency obligations	—	99,954,237	—	99,954,237
U.S. Treasury obligations	—	114,957,451	—	114,957,451
Repurchase agreements	—	1,652,200,000	—	1,652,200,000
Total	$—	$7,576,623,699	$—	$7,576,623,699

At April 30, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $1,124,590,879, represented 15.0% of the Fund’s net assets at period end.

[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2020 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2020.

See accompanying notes to financial statements.

60

Tax-Free Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
Municipal bonds—93.9%
Alaska—0.6%
Alaska International Airports Revenue Refunding (System), Series A, 0.230%, VRD	$7,345,000	$7,345,000
Valdez Marine Terminal Revenue Refunding (Exxon Pipeline Co. Project), Series C, 0.140%, VRD	8,825,000	8,825,000

		16,170,000

Arizona—0.1%
Arizona Industrial Development Authority Revenue (Phoenix Childrens), Series A, 0.150%, VRD	1,325,000	1,325,000

California—4.8%
California Municipal Finance Authority Revenue (Chevron USA—Recovery Zone Bonds), Series B, 0.130%, VRD	6,500,000	6,500,000
City of Riverside, Electric Revenue Refunding, Series A, 0.170%, VRD	5,600,000	5,600,000
Irvine Improvement Bond Act 1915 (Assessment District 03-19), Series A, 0.100%, VRD [1]	1,350,000	1,350,000
Irvine Improvement Bond Act 1915 (Reassessment District No. 05-21), Series A, 0.100%, VRD[1]	7,540,000	7,540,000
Irvine Improvement Bond Act 1915 (Reassessment District No. 85-7), Series A, 0.100%, VRD	14,198,000	14,198,000
Los Angeles Department of Water & Power System Revenue Refunding, Subseries A-3, 0.130%, VRD	3,400,000	3,400,000
State of California Kindergarten, GO Bonds,
Series A1, 0.100%, VRD	35,500,000	35,500,000
Series A2, 0.100%, VRD	6,690,000	6,690,000
Series B2, 0.100%, VRD	100,000	100,000
Series B3, 0.090%, VRD	10,265,000	10,265,000
State of California, GO Bonds,
Series A-1, 0.140%, VRD	2,800,000	2,800,000
Series B, Subseries B-5, 0.120%, VRD	15,805,000	15,805,000
Series B-1, 0.100%, VRD	2,300,000	2,300,000

	Face amount	Value
Municipal bonds—(continued)
California—(concluded)
Whittier Health Facilities Revenue (Presbyterian Intercommunity), Series A, 0.100%, VRD	$12,000,000	$12,000,000

		124,048,000

Colorado—3.8%
Denver City & County Certificates of Participation Revenue Refunding,
Series A1, 0.170%, VRD	32,205,000	32,205,000
Series A2, 0.170%, VRD	25,955,000	25,955,000
Series A3, 0.170%, VRD	38,300,000	38,300,000

		96,460,000

Connecticut—1.0%
Connecticut State Health & Educational Facilities Authority Revenue (Yale University), Series V-1, 0.100%, VRD	26,355,000	26,355,000

District of Columbia—0.4%
District of Columbia Water & Sewer Authority Revenue (Subordinate Lien), Subseries B-2, 0.230%, VRD	11,000,000	11,000,000

Florida—1.7%
Hillsborough County Industrial Development Authority Revenue (Baycare Health System),
Series C, 0.250%, VRD	8,000,000	8,000,000
Series D, 0.200%, VRD	1,500,000	1,500,000
Orange County Health Facilities Authority Revenue (The Nemours Foundation Project), Series B, 0.230%, VRD	32,800,000	32,800,000

		42,300,000

Georgia—0.3%
Cobb County School District, GO Bonds 2.000%, due 12/16/20	7,000,000	7,047,088

Idaho—0.4%
Idaho Tax Anticipation Notes, GO Bonds 3.000%, due 06/30/20	10,000,000	10,027,584

Illinois—6.0%
Chicago O’Hare International Revenue (Third Lien), Series C, 0.220%, VRD	6,000,000	6,000,000
Illinois Development Finance Authority Revenue (Chicago Symphony Project) 0.260%, VRD	12,500,000	12,500,000

61

Tax-Free Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
Municipal bonds—(continued)
Illinois—(concluded)
Illinois Development Finance Authority Revenue (Francis W. Parker School Project) 0.250%, VRD	$19,700,000	$19,700,000
Illinois Finance Authority Revenue (Elmhurst Memorial Healthcare), Series D, 0.220%, VRD	10,000,000	10,000,000
Illinois Finance Authority Revenue (Gift of Hope Donor Project) 0.260%, VRD	10,170,000	10,170,000
Illinois Finance Authority Revenue (Steppenwolf Theatre Co. Project) 0.230%, VRD	6,900,000	6,900,000
0.230%, VRD	8,450,000	8,450,000
Illinois Finance Authority Revenue (The University of Chicago Medical Center), Series E-1, 0.140%, VRD	19,380,000	19,380,000
Illinois Finance Authority Revenue (University of Chicago), Series B, 0.240%, VRD	17,600,000	17,600,000
Illinois Finance Authority Revenue Refunding (Hospital Sisters Services, Inc.), Series G, 0.230%, VRD	8,300,000	8,300,000
Illinois Finance Authority Revenue Refunding (University of Chicago), Series C, 0.240%, VRD	34,687,000	34,687,000

		153,687,000

Indiana—3.9%
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy, Inc. Project), Series A-5, 0.260%, VRD	24,295,000	24,295,000
Indiana Finance Authority Hospital Revenue Refunding (Indiana University Obligated Group), Series B, 0.240%, VRD	3,500,000	3,500,000
Indiana State Finance Authority Revenue Refunding (Trinity Health), Series D-1, 0.210%, VRD	65,900,000	65,900,000
Indianapolis Multi-Family Housing Revenue (Capital Place-Covington) (FNMA Insured) 0.250%, VRD	7,500,000	7,500,000

		101,195,000

Kentucky—0.2%
Kentucky Asset Liability Commission Revenue, Series A, 3.000%, due 06/25/20	5,030,000	5,041,925

Maryland—1.9%
Maryland Economic Development Corp. Revenue (Howard Hughes Medical Institute), Series A, 0.250%, VRD	33,570,000	33,570,000

	Face amount	Value
Municipal bonds—(continued)
Maryland—(continued)
Montgomery County Consolidated Public (Improvement Bond), GO Bonds, Series E, 0.150%, VRD	$14,580,000	$14,580,000

		48,150,000

Massachusetts—1.0%
Commonwealth of Massachusetts, GO Bonds, Series B, 4.000%, due 05/21/20	7,000,000	7,010,715
Massachusetts Health & Educational Facilities Authority Revenue (Harvard University), Series R, 0.050%, VRD	8,000,000	8,000,000
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare Systems), Series F3, 0.200%, VRD	5,900,000	5,900,000
Massachusetts State Department of Transportation Metropolitan Highway System Revenue (Senior Lien), Series A-1, 0.190%, VRD	5,255,000	5,255,000

		26,165,715

Michigan—0.7%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project) 0.150%, VRD	18,600,000	18,600,000

Minnesota—0.4%
Midwest Consortium of Municipal Utilities Revenue (Draw Down-Association Financing Program), Series B, 0.200%, VRD	10,535,000	10,535,000

Mississippi—6.3%
Mississippi Business Finance Corp. Gulf Opportunity Zone (Chevron USA, Inc. Project),
Series A, 0.140%, VRD	7,595,000	7,595,000
Series A, 0.140%, VRD	9,230,000	9,230,000
Series B, 0.140%, VRD	2,000,000	2,000,000
Series B, 0.140%, VRD	11,555,000	11,555,000
Series C, 0.140%, VRD	5,175,000	5,175,000
Series C, 0.140%, VRD	13,240,000	13,240,000
Series C, 0.140%, VRD	14,555,000	14,555,000
Series D, 0.140%, VRD	5,050,000	5,050,000
Series D, 0.230%, VRD	1,525,000	1,525,000

62

Tax-Free Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
Municipal bonds—(continued)
Mississippi—(concluded)
Series E, 0.140%, VRD	$900,000	$900,000
Series E, 0.140%, VRD	2,000,000	2,000,000
Series G, 0.140%, VRD	4,650,000	4,650,000
Series G, 0.140%, VRD	8,340,000	8,340,000
Series G, 0.140%, VRD	17,445,000	17,445,000
Series H, 0.140%, VRD	16,975,000	16,975,000
Series I, 0.140%, VRD	6,700,000	6,700,000
Series K, 0.140%, VRD	23,550,000	23,550,000
Series L, 0.140%, VRD	11,070,000	11,070,000

		161,555,000

Missouri—2.8%
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Ascension Healthcare),
Series C-3, 0.200%, VRD	10,000,000	10,000,000
Series C-5, 0.210%, VRD	4,275,000	4,275,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis University), Series B-2, 0.140%, VRD	6,805,000	6,805,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Washington University),
Series A, 0.150%, VRD	3,800,000	3,800,000
Series B, 0.150%, VRD	7,300,000	7,300,000
Series B, 0.160%, VRD	2,900,000	2,900,000
Series C, 0.140%, VRD	10,900,000	10,900,000
Series C, 0.140%, VRD	11,100,000	11,100,000
Series D, 0.140%, VRD	2,500,000	2,500,000
St. Charles County Public Water Supply District No. 2 Certificates of Participation Revenue Refunding, Series A, 0.200%, VRD	13,175,000	13,175,000

		72,755,000

	Face amount	Value
Municipal bonds—(continued)
Nebraska—0.6%
Douglas County Hospital Authority No. 2 Revenue Refunding (Health Facilities for Children), Series A, 0.170%, VRD	$15,350,000	$15,350,000

New Hampshire—1.0%
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College) 0.150%, VRD	26,055,000	26,055,000

New Jersey—0.0%†
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health), Series D, 0.200%, VRD	1,100,000	1,100,000

New York—24.3%
Dutchess County Industrial Development Agency Civic Facilities Revenue (Marist College), Series A, 0.230%, VRD	3,020,000	3,020,000
Metropolitan Transportation Authority New York Dedicated Tax Fund 0.180%, VRD	10,000,000	10,000,000
Subseries A-1, 0.150%, VRD	42,950,000	42,950,000
Subseries B-1, 0.210%, VRD	11,250,000	11,250,000
Subseries E-1, 0.160%, VRD	25,870,000	25,870,000
Subseries E-4, 0.250%, VRD	4,000,000	4,000,000
Subseries G-1G, 0.160%, VRD	1,565,000	1,565,000
New York City Housing Development Corp. Revenue (Royal Properties) (FNMA Insured), Series A, 0.140%, VRD	17,700,000	17,700,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008),
Series BB-1, 0.200%, VRD	1,700,000	1,700,000
Series BB-5, 0.150%, VRD	4,300,000	4,300,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution),
Series A, 0.150%, VRD	83,980,000	83,980,000
Series DD-2, 0.160%, VRD	7,100,000	7,100,000
New York City Transitional Finance Authority Future Tax Secured Revenue,
Series C, 0.250%, VRD	21,190,000	21,190,000

63

Tax-Free Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
Municipal bonds—(continued)
New York—(continued)
Subseries A-4, 0.180%, VRD	$54,750,000	$54,750,000
Subseries C-6, 0.280%, VRD	4,000,000	4,000,000
Subseries D-4, 0.140%, VRD	26,015,000	26,015,000
Subseries E-4, 0.160%, VRD	18,840,000	18,840,000
New York City, GO Bonds,
Subseries B-3, 0.210%, VRD	8,300,000	8,300,000
Subseries D-4, 0.150%, VRD	36,725,000	36,725,000
Subseries L-4, 0.160%, VRD	45,175,000	45,175,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University), Series A, 0.210%, VRD	59,745,000	59,745,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal), Series A, 0.140%, VRD	3,595,000	3,595,000
New York State Dormitory Authority Revenue State Supported Debt (City University), Series D, 0.200%, VRD	35,395,000	35,395,000
New York State Dormitory Authority Revenue State Supported Debt (University of Rochester),
Series A, 0.160%, VRD	1,305,000	1,305,000
Series B, 0.160%, VRD	1,415,000	1,415,000
New York State Housing Finance Agency Revenue (Dock Street), Series A, 0.250%, VRD	24,475,000	24,475,000
New York State Housing Finance Agency Revenue (Housing-Dock Street), Series A, 0.250%, VRD	1,800,000	1,800,000
New York State Urban Development Corp. Revenue Refunding (Service Contract), Series A-5, 0.210%, VRD	4,035,000	4,035,000
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University Project), Series A-2, 0.130%, VRD	2,505,000	2,505,000
Triborough Bridge & Tunnel Authority Revenue (General),
Series 2005B-4C, 0.160%, VRD	24,185,000	24,185,000
Series A, 0.250%, VRD	5,000,000	5,000,000

	Face amount	Value
Municipal bonds—(continued)
New York—(concluded)
Series C, 0.120%, VRD	$5,770,000	$5,770,000
Series F, 0.100%, VRD	8,510,000	8,510,000
Subseries B-2, 0.100%, VRD	13,625,000	13,625,000
Subseries B-3, 0.140%, VRD	4,975,000	4,975,000

		624,765,000

North Carolina—1.1%
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue (Carolinas Healthcare) (AGM Insured), Series E, 0.150%, VRD	18,970,000	18,970,000
Raleigh Durham Airport Authority Airport Revenue (Carolinas Healthcare), Series C, 0.170%, VRD	8,410,000	8,410,000

		27,380,000

Ohio—4.5%
Akron Bath Copley Joint Township Hospital District Revenue (Summa Health Obligated Group),
Series A-R, 0.210%, VRD	9,900,000	9,900,000
Series B-R, 0.210%, VRD	12,000,000	12,000,000
Montgomery County Revenue (Premier Health Partners Obligation), Series C, 0.180%, VRD	21,300,000	21,300,000
Ohio (Common Schools), GO Bonds,
Series A, 0.200%, VRD	1,845,000	1,845,000
Series B, 0.200%, VRD	1,675,000	1,675,000
Series D, 0.230%, VRD	12,665,000	12,665,000
Ohio Hospital Facility Revenue (Cleveland Clinic Health System),
Series D-1, 0.150%, VRD	30,240,000	30,240,000
Series D-1, 0.230%, VRD	3,170,000	3,170,000
Series E, 0.120%, VRD	22,350,000	22,350,000

		115,145,000

Pennsylvania—2.4%
Allegheny County Higher Education Building Authority University Revenue Refunding (Carnegie Mellon University), Series C, 0.120%, VRD	14,325,000	14,325,000

64

Tax-Free Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
Municipal bonds—(continued)
Pennsylvania—(concluded)
Allegheny County Industrial Development Authority Revenue (Education Center Watson) 0.230%, VRD	$9,600,000	$9,600,000
Allegheny County Industrial Development Authority Revenue (Watson Institute of Friendship) 0.230%, VRD	14,045,000	14,045,000
Philadelphia Authority for Industrial Development Lease Revenue Refunding, Series B-2, 0.200%, VRD	2,800,000	2,800,000
Westmoreland County Industrial Development Authority Revenue (Excela Health Project), Series B, 0.230%, VRD	19,920,000	19,920,000

		60,690,000

Rhode Island—0.0%†
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding (New England Institute of Technology) 0.250%, VRD	900,000	900,000

South Carolina—0.5%
Charleston County School District, GO Bonds, Series A, 5.000%, due 11/16/20[2]	3,240,000	3,310,567
Richland County South Carolina (Transportation Sales), GO Bonds 3.000%, due 02/25/21	8,000,000	8,134,440

		11,445,007

Tennessee—1.4%
Montgomery County Public Building Authority Pooled Financing Revenue (Tennessee County Loan Pool) 0.150%, VRD	12,000,000	12,000,000
0.150%, VRD	25,100,000	25,100,000

		37,100,000

Texas—14.5%
Austin Water & Wastewater Systems Revenue Refunding 0.220%, VRD	7,375,000	7,375,000
Harris County Cultural Educational Facilities Finance Corp. Revenue (Methodist Hospital),
Subseries C-1, 0.160%, VRD	33,065,000	33,065,000
Subseries C-2, 0.160%, VRD	14,050,000	14,050,000
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems),
Series A-2, 0.160%, VRD	22,005,000	22,005,000
Series A-1, 0.160%, VRD	5,000,000	5,000,000

	Face amount	Value
Municipal bonds—(continued)
Texas—(concluded)
Harris County Hospital District Revenue Refunding (Senior Lien) 0.250%, VRD	$1,760,000	$1,760,000
Houston Utility System Revenue Refunding (First Lien), Series B-4, 0.210%, VRD	7,500,000	7,500,000
Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil Project) 0.150%, VRD	33,600,000	33,600,000
0.150%, VRD	34,125,000	34,125,000
0.150%, VRD	48,365,000	48,365,000
Lower Neches Valley Authority Industrial Development Corp. Revenue Refunding (ExxonMobil Project), Series A, 0.140%, VRD	450,000	450,000
Texas State Veteran, GO Bonds 0.250%, VRD	22,880,000	22,880,000
0.260%, VRD	5,000,000	5,000,000
Texas State, Veteran Notes 4.000%, due 08/27/20	50,000,000	50,429,645
University of Texas Permanent University (Funding System), Series A, 0.200%, VRD	6,015,000	6,015,000
University of Texas Permanent University Fund Revenue (System), Series A, 0.200%, VRD	7,180,000	7,180,000
University of Texas University Revenue (Financing Systems),
Series B, 0.170%, VRD	4,270,000	4,270,000
Series B, 0.170%, VRD	22,525,000	22,525,000
University of Texas University Revenue Refunding (Financing System), Series B, 0.200%, VRD	48,205,000	48,205,000

		373,799,645

Utah—0.5%
Murray City Hospital Revenue (IHC Health Services, Inc.),
Series C, 0.150%, VRD	9,545,000	9,545,000
Series C, 0.160%, VRD	295,000	295,000
Series D, 0.150%, VRD	4,075,000	4,075,000

		13,915,000

Virginia—1.9%
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical),
Series A, 0.200%, VRD	31,660,000	31,660,000

65

Tax-Free Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
Municipal bonds—(concluded)
Virginia—(concluded)
Series D, 0.210%, VRD	$18,055,000	$18,055,000

		49,715,000

Washington—0.4%
Port of Tacoma WA Revenue, Series B, 0.250%, VRD	9,400,000	9,400,000

Wisconsin—4.3%
Public Finance Authority Hospital Revenue (Wakemed),
Series B, 0.260%, VRD	7,900,000	7,900,000
Series C, 0.180%, VRD	54,595,000	54,595,000
Wisconsin Health & Educational Facilities Authority Revenue,
Series A, 0.180%, VRD	16,200,000	16,200,000
Series B, 0.250%, VRD	32,800,000	32,800,000

		111,495,000

Wyoming—0.2%
Uinta County Pollution Control Revenue Refunding (Chevron USA, Inc. Project) 0.140%, VRD	4,875,000	4,875,000
Total Municipal bonds (cost—$2,415,546,964)		2,415,546,964

Tax-exempt commercial paper—6.1%
Colorado—0.4%
University of Colorado Regents 1.060%, due 06/03/20	10,800,000	10,800,000

Illinois—0.8%
Illinois Educational Facilities Authority Revenue 0.400%, due 05/01/20	20,000,000	20,000,000

	Face amount	Value
Tax-exempt commercial paper—(concluded)
Maryland—0.6%
Montgomery County 1.180%, due 05/14/20	$10,000,000	$10,000,000
1.220%, due 05/07/20	7,250,000	7,250,000

		17,250,000

Massachusetts—0.4%
Massachusetts State Health & Educational Facilities Authority Revenue 1.060%, due 07/16/20	10,000,000	10,000,000

Ohio—0.9%
Ohio State Higher Education 1.050%, due 06/25/20	10,000,000	10,000,000
1.100%, due 06/02/20	8,300,000	8,300,000
1.300%, due 06/18/20	5,000,000	5,000,000

		23,300,000

Texas—3.0%
Harris County Cultural Educational Facilities 0.210%, due 05/01/20	5,000,000	5,000,000
1.150%, due 05/19/20	15,000,000	15,000,000
Lower Colorado River Authority 0.980%, due 05/20/20	17,119,000	17,119,000
University of Texas 0.380%, due 06/10/20	25,000,000	25,000,000
0.970%, due 05/19/20	6,000,000	6,000,000
1.150%, due 06/01/20	9,000,000	9,000,000

		77,119,000
Total tax-exempt commercial paper (cost—$158,469,000)		158,469,000
Total investments (cost—$2,574,015,964 which approximates cost for federal income tax purposes)—100.0%		2,574,015,964

Liabilities in excess of other assets—(0.00)%†		(433,298)
Net assets—100.0%		2,573,582,666

66

Tax-Free Master Fund

Portfolio of investments—April 30, 2020

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds	$—	$2,415,546,964	$—	$2,415,546,964
Tax-exempt commercial paper	—	158,469,000	—	158,469,000
Total	$—	$2,574,015,964	$—	$2,574,015,964

At April 30, 2020, there were no transfers in or out of Level 3.

Portfolio footnote

†	Amount represents less than 0.05%
[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $8,890,000, represented 0.3% of the Fund’s net assets at period end.

[2]	Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.

Portfolio acronyms:

AGM	Assured Guaranty Municipal Corporation
FNMA	Federal National Mortgage Association
GO	General Obligation
LIBOR	London Interbank Offered Rate
OBFR	Overnight Bank Funding Rate
SOFR	Secured Overnight Financing Rate
STRIP	Separate Trading of Registered Interest and Principal of Securities
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of April 30, 2020 and reset periodically.

See accompanying notes to financial statements

67

Master Trust

Statement of assets and liabilities

April 30, 2020

	Prime Master Fund	ESG Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Assets:
Investments, at cost
Investments	$13,288,027,148	$54,867,634	$10,403,843,402	$21,920,896,702	$5,924,423,699	$2,574,015,964
Repurchase agreements	3,477,000,000	18,000,000	7,355,000,000	12,853,200,000	1,652,200,000	—
	16,765,027,148	72,867,634	17,758,843,402	34,774,096,702	7,576,623,699	2,574,015,964

Investments, at value
Investments	13,291,891,359	54,914,816	10,403,843,402	21,920,896,702	5,924,423,699	2,574,015,964
Repurchase agreements	3,477,000,000	18,000,000	7,355,000,000	12,853,200,000	1,652,200,000	—
Cash	2,190,032	686,743	826,905	3,709,641	220,273	—
Receivable for investments sold	—	—	—	—	—	13,798,566
Receivable for interest	7,649,125	7,487	4,309,315	28,551,641	2,849,884	3,055,824
Receivable from affiliate	—	2,654	—	—	—	—
Total assets	16,778,730,516	73,611,700	17,763,979,622	34,806,357,984	7,579,693,856	2,590,870,354

Liabilities:
Payable for investments purchased	256,707,786	—	—	—	83,904,994	11,310,567
Payable to affiliate	1,268,852	—	1,304,252	2,637,211	557,972	254,350
Payable to custodian	—	—	—	—	—	5,722,771
Total liabilities	257,976,638	—	1,304,252	2,637,211	84,462,966	17,287,688
Net assets, at value	$16,520,753,878	$73,611,700	$17,762,675,370	$34,803,720,773	$7,495,230,890	$2,573,582,666

See accompanying notes to financial statements.

68

Master Trust

Statement of operations

For the period ended April 30, 2020

	Prime Master Fund	ESG Prime Master Fund[1]	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Investment income:
Interest	$371,975,065	$134,921	$254,627,039	$340,641,365	$126,193,189	$29,976,999
Expenses:
Investment advisory and administration fees	18,508,999	8,148	13,698,204	20,391,384	6,503,909	2,294,610
Trustees’ fees and expenses	80,340	2,654	65,354	98,785	36,368	22,444
Total expenses	18,589,339	10,802	13,763,558	20,490,169	6,540,277	2,317,054
Less: Fee waivers and/or Trustees’ fees reimbursement by administrator	—	(10,802)	—	—	—	—
Net expenses	18,589,339	—	13,763,558	20,490,169	6,540,277	2,317,054
Net investment income (loss)	353,385,726	134,921	240,863,481	320,151,196	119,652,912	27,659,945
Net realized gain (loss)	112,142	—	481,629	19,268	73,339	—
Net change in unrealized appreciation (depreciation)	3,093,263	47,182	—	—	—	—
Net increase (decrease) in net assets resulting from operations	$356,591,131	$182,103	$241,345,110	$320,170,464	$119,726,251	$27,659,945

[1]	Commenced operations on January 15, 2020.

See accompanying notes to financial statements.

69

Master Trust

Statement of changes in net assets

	Prime Master Fund
	For the years ended April 30,
	2020	2019
From operations:

Net investment income (loss)	$353,385,726	$285,653,069
Net realized gain (loss)	112,142	41,014
Net change in unrealized appreciation (depreciation)	3,093,263	510,868
Net increase (decrease) in net assets resulting from operations	356,591,131	286,204,951
Net increase (decrease) in net assets from beneficial interest transactions	385,003,117	7,717,303,802
Net increase (decrease) in net assets	741,594,248	8,003,508,753
Net assets:

Beginning of year	15,779,159,630	7,775,650,877
End of year	$16,520,753,878	$15,779,159,630

ESG Prime Master Fund
For the period from January 15, 2020[1] to April 30, 2020
From operations:

Net investment income (loss)	$134,921
Net change in unrealized appreciation (depreciation)	47,182
Net increase (decrease) in net assets resulting from operations	182,103
Net increase (decrease) in net assets from beneficial interest transactions	73,429,597
Net increase (decrease) in net assets	73,611,700
Net assets:

Beginning of period	—
End of period	$73,611,700

[1]	Commencement of operations.

	Government Master Fund
	For the years ended April 30,
	2020	2019
From operations:

Net investment income (loss)	$240,863,481	$311,128,479
Net realized gain (loss)	481,629	253,159
Net increase (decrease) in net assets resulting from operations	241,345,110	311,381,638
Net increase (decrease) in net assets from beneficial interest transactions	3,242,842,988	(1,709,825,456)
Net increase (decrease) in net assets	3,484,188,098	(1,398,443,818)
Net assets:

Beginning of year	14,278,487,272	15,676,931,090
End of year	$17,762,675,370	$14,278,487,272

See accompanying notes to financial statements.

70

Master Trust

Statement of changes in net assets

	Treasury Master Fund
	For the years ended April 30,
	2020	2019
From operations:

Net investment income (loss)	$320,151,196	$362,463,120
Net realized gain (loss)	19,268	685
Net increase (decrease) in net assets resulting from operations	320,170,464	362,463,805
Net increase (decrease) in net assets from beneficial interest transactions	17,260,860,340	(1,169,718,825)
Net increase (decrease) in net assets	17,581,030,804	(807,255,020)
Net assets:

Beginning of year	17,222,689,969	18,029,944,989
End of year	$34,803,720,773	$17,222,689,969

	Prime CNAV Master Fund
	For the years ended April 30,
	2020	2019
From operations:

Net investment income (loss)	$119,652,912	$81,554,858
Net realized gain (loss)	73,339	—
Net increase (decrease) in net assets resulting from operations	119,726,251	81,554,858
Net increase (decrease) in net assets from beneficial interest transactions	2,493,874,372	2,429,739,812
Net increase (decrease) in net assets	2,613,600,623	2,511,294,670
Net assets:

Beginning of year	4,881,630,267	2,370,335,597
End of year	$7,495,230,890	$4,881,630,267

	Tax-Free Master Fund
	For the years ended April 30,
	2020	2019
From operations:

Net investment income (loss)	$27,659,945	$35,793,099
Net increase (decrease) in net assets resulting from operations	27,659,945	35,793,099
Net increase (decrease) in net assets from beneficial interest transactions	269,819,731	(1,087,651,672)
Net increase (decrease) in net assets	297,479,676	(1,051,858,573)
Net assets:

Beginning of year	2,276,102,990	3,327,961,563
End of year	$2,573,582,666	$2,276,102,990

See accompanying notes to financial statements.

71

Prime Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2020	2019	2018	2017	2016
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.10%	0.08%	0.09%	0.10%
Net investment income (loss)	1.90%	2.32%	1.41%	0.52%	0.26%
Supplemental data:
Total investment return[1]	1.92%	2.31%	1.38%	0.64%	0.26%
Net assets, end of year (000’s)	$16,520,754	$15,779,160	$7,775,651	$3,161,118	$17,197,266

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

72

ESG Prime Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

For the period from January 15, 2020[1] to April 30, 2020
Ratios to average net assets:
Expenses before fee waivers	0.10%[2]
Expenses after fee waivers	0.00%[2]
Net investment income (loss)	1.24%[2]
Supplemental data:
Total investment return[3]	0.47%
Net assets, end of period (000’s)	$73,612

[1]	Commencement of operations.
[2]	Annualized.
[3]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

73

Government Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Years ended April 30,			For the period from June 24, 2016[1] to April 30, 2017
	2020	2019	2018
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%[2]
Expenses after fee waivers	0.10%	0.10%	0.10%	0.08%[2]
Net investment income (loss)	1.75%	2.07%	1.07%	0.43%[2]
Supplemental data:
Total investment return[3]	1.74%	2.10%	1.08%	0.35%
Net assets, end of period (000’s)	$17,762,675	$14,278,487	$15,676,931	$17,380,098

[1]	Commencement of operations.
[2]	Annualized.
[3]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

74

Treasury Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2020	2019	2018	2017	2016
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.10%	0.10%	0.10%	0.09%
Net investment income (loss)	1.56%	2.07%	1.08%	0.39%	0.08%
Supplemental data:
Total investment return[1]	1.70%	2.10%	1.08%	0.38%	0.09%
Net assets, end of year (000’s)	$34,803,721	$17,222,690	$18,029,945	$18,194,995	$11,883,911

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

75

Prime CNAV Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Years ended April 30,				For the period from January 19, 2016[1] to April 30, 2016
	2020	2019	2018	2017
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%[2]
Expenses after fee waivers	0.10%	0.10%	0.10%	0.10%	0.00%[2,3]
Net investment income (loss)	1.83%	2.29%	1.34%	0.66%	0.43%[2]
Supplemental data:
Total investment return[4]	1.90%	2.27%	1.32%	0.62%	0.12%
Net assets, end of period (000’s)	$7,495,231	$4,881,630	$2,370,336	$1,336,158	$493,100

[1]	Commencement of operations.
[2]	Annualized.
[3]	Amount represents less than 0.005%.
[4]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

76

Tax-Free Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2020	2019	2018	2017	2016
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.10%	0.10%	0.10%	0.04%
Net investment income (loss)	1.19%	1.35%	0.93%	0.50%	0.03%
Supplemental data:
Total investment return[1]	1.23%	1.38%	0.91%	0.46%	0.03%
Net assets, end of year (000’s)	$2,573,583	$2,276,103	$3,327,962	$2,317,734	$1,377,088

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

77

Master Trust

Notes to financial statements

Organization and significant accounting policies

Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007. The Trust is a series mutual fund with six series.

Prime Master Fund, Treasury Master Fund, and Tax-Free Master Fund commenced operations on August 28, 2007. Prime CNAV Master Fund commenced operations on January 19, 2016, Government Master Fund commenced operations on June 24, 2016 and ESG Prime Master Fund commenced operations on January 15, 2020.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Master Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In March 2017, the FASB issued Accounting Standards Update (“ASU”) 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities (“ASU 2017-08”). The update provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. ASU 2017-08 is effective for annual periods, and interim periods within those annual periods, begining after December 15, 2018. Management has assessed the impact of these changes, and the changes are incorporated within the financial statements. During the year ended April 30, 2020, ASU 2017-08 update did not have an impact on the Master Funds.

In August 2018, the FASB issued (“ASU”) 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update introduces new fair value disclosure requirements, eliminates some prior fair value disclosure requirements, and modifies certain existing fair value disclosure requirements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Management has assessed the potential impact of these changes and the changes are incorporated within the financial statements.

78

Master Trust

Notes to financial statements

The following is a summary of significant accounting policies:

Valuation of investments

Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the net asset values of each of Prime Master Fund and ESG Prime Master Fund are calculated using market-based values, and the price of its beneficial interests fluctuate.

Under Rule 2a-7, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund have adopted certain policies that enable them to use the amortized cost method of valuation. Government Master Fund and Treasury Master Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). Prime CNAV Master Fund and Tax-Free Master Fund operate as “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “government money market funds” and as “retail money market funds”, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund value their investments at amortized cost unless the Master Trust’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Master Funds’ portfolio investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

Each Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to each Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Master Fund’s own assumptions in determining the fair value of investments.

79

Master Trust

Notes to financial statements

A fair value hierarchy table has been included near the end of each Master Fund’s Portfolio of investments.

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions from each of Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund or a redemption gate to temporarily restrict redemptions from those Master Funds in the event that any of Prime Master Fund’s liquidity, ESG Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below required minimums because of market conditions or other factors. If Prime Master Fund’s, ESG Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, the board is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. If any of Prime Master Fund’s, ESG Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets falls below 10% of the Fund’s total assets, the relevant Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board determines that such a fee would not be in the best interest of the Fund or determines that a lower or higher fee (subject to the 2% limit) would be in the best interest of the Fund. Liquidity fees would reduce the amount an interest holder receives upon redemption of its beneficial interests. Each of Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund, retains the liquidity fees for the benefit of remaining interest holders. For the year ended April 30, 2020, the Board of Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund did not impose any liquidity fees and/or redemption gates.

By operating as “government money market funds”, Government Master Fund and Treasury Master Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject Government Master Fund and Treasury Master Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

80

Master Trust

Notes to financial statements

The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, and Prime CNAV Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak that occurred may have a significant negative impact on the operations and profitability of the Master Fund’s investments. The extent of the impact to the financial performance of the Master Funds will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to each Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of each Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At April 30, 2020, each Master Fund owed to or was owed by UBS AM for investment advisory and administration services as follows:

Fund	Amounts owed to/(owed by) UBS AM
Prime Master Fund	$1,268,852
ESG Prime Master Fund	(2,654)
Government Master Fund	1,304,252
Treasury Master Fund	2,637,211
Prime CNAV Master Fund	557,972
Tax-Free Master Fund	254,350

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Master Trust

Notes to financial statements

In exchange for these fees, UBS AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of each Master Fund’s average daily net assets.

In addition, UBS AM may voluntarily undertake to waive fees in the event that Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At April 30, 2020, and during the year ended April 30, 2020, UBS AM did not owe and/or waive fees under such an additional fee waiver undertaking. Such waived fees are not subject to future recoupment.

UBS AM will voluntarily waive its 0.10% management fee in order to voluntarily reduce ESG Prime Master Fund’s expenses by 0.10% until August 31, 2020. For the period ended April 30, 2020, UBS AM voluntarily waived and reimbursed $10,802 for the ESG Prime Master Fund, and such amount is not subject to future recoupment.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being deemed considered an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions.

During the year ended April 30, 2020, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$—
ESG Prime Master Fund	—
Government Master Fund	154,231,748
Treasury Master Fund	—
Prime CNAV Master Fund	—
Tax-Free Master Fund	119,536,140

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Fund’s investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Beneficial interest transactions

Prime Master Fund

	For the years ended April 30,
	2020	2019
Contributions	$27,421,906,839	$23,302,510,554
Withdrawals	(27,036,903,722)	(15,585,206,752)
Net increase (decrease) in beneficial interest	$385,003,117	$7,717,303,802

82

Master Trust

Notes to financial statements

ESG Prime Master Fund
For the period from January 15, 2020[1] to April 30, 2020
Contributions	$120,503,658
Withdrawals	(47,074,061)
Net increase (decrease) in beneficial interest	$73,429,597

[1]	Commencement of operations.

Government Master Fund
	For the years ended April 30,
	2020	2019
Contributions	$46,835,779,003	$41,871,149,616
Withdrawals	(43,592,936,015)	(43,580,975,072)
Net increase (decrease) in beneficial interest	$3,242,842,988	$(1,709,825,456)

Treasury Master Fund
	For the years ended April 30,
	2020	2019
Contributions	$57,434,681,322	$40,183,445,154
Withdrawals	(40,173,820,982)	(41,353,163,979)
Net increase (decrease) in beneficial interest	$17,260,860,340	$(1,169,718,825)

Prime CNAV Master Fund
	For the years ended April 30,
	2020	2019
Contributions	$8,693,256,696	$4,397,532,247
Withdrawals	(6,199,382,324)	(1,967,792,435)
Net increase (decrease) in beneficial interest	$2,493,874,372	$2,429,739,812

Tax-Free Master Fund
	For the years ended April 30,
	2020	2019
Contributions	$3,125,085,366	$2,163,610,694
Withdrawals	(2,855,265,635)	(3,251,262,366)
Net increase (decrease) in beneficial interest	$269,819,731	$(1,087,651,672)

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

83

Master Trust

Notes to financial statements

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Prime Master Fund

Gross unrealized appreciation	$5,963,416
Gross unrealized depreciation	(2,099,205)
Net unrealized appreciation	$3,864,211

ESG Prime Master Fund

Gross unrealized appreciation	$52,917
Gross unrealized depreciation	(5,735)
Net unrealized appreciation	$47,182

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Master Funds have conducted an analysis and concluded, as of April 30, 2020, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2020, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2020, and since inception for Government Master Fund, Prime CNAV Master Fund and ESG Prime Master Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

84

Master Trust

Report of independent registered public accounting firm

To the Shareholders and the Board of Trustees of Master Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Master Trust (the “Trust”) (comprising Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund (collectively referred to as the “Funds”)), including the portfolios of investments, as of April 30, 2020, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising Master Trust at April 30, 2020, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Funds comprising the Master Trust	Statement of operations	Statement of changes in net assets	Financial highlights
Prime Master Fund Treasury Master Fund Tax-Free Master Fund	For the year ended April 30, 2020	For each of the two years in the period ended April 30, 2020	For each of the five years in the period ended April 30, 2020
Prime CNAV Master Fund	For the year ended April 30, 2020	For each of the two years in the period ended April 30, 2020	For each of the four years in the period ended April 30, 2020 and the period from January 19, 2016 (commencement of operations) through April 30, 2016
Government Master Fund	For the year ended April 30, 2020	For each of the two years in the period ended April 30, 2020	For each of the three years in the period ended April 30, 2020 and the period from June 24, 2016 (commencement of operations) through April 30, 2017
ESG Prime Master Fund	For the period from January 15, 2020 (commencement of operations) through April 30, 2020

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2020, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also

85

Master Trust

Report of independent registered public accounting firm

included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 29, 2020

86

Master Trust

General information (unaudited)

Monthly portfolio holdings disclosure

The Master Funds file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. The Master Funds’ reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Master Funds make portfolio holdings information available to interestholders (and investors in the related feeder funds) on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. A more limited portfolio holdings report for Prime Master Fund, ESG Prime Master Fund and Prime CNAV Master Fund is available on a weekly basis at the same Web address. Investors also may find additional information about the Master Funds at the above referenced UBS Website internet address.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

87

Master Trust

Board approval of investment advisory agreement

(ESG Prime Master Fund) (unaudited)

Background—At a meeting of the board of Master Trust (the “Trust”) on September 24-25, 2019, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended, considered and approved the management contract (the “Management Contract”) of the Trust with respect to its series, ESG Prime Master Fund (the “Fund”), with UBS Asset Management (Americas) Inc. (“UBS AM”). In preparing for the meeting, the Independent Trustees had received information from UBS AM, including information about UBS AM, as well as the proposed advisory, administrative and distribution arrangements for the Master Fund. The board also received a memorandum discussing the proposed Management Contract. The Independent Trustees also considered a memorandum previously provided by their independent legal counsel discussing the duties of board members in considering the approval of advisory, administration and distribution agreements.

In its consideration of the approval of the Management Contract, the board reviewed the following factors:

Nature, extent and quality of the services to be provided under the Management Contract—The board received and considered information regarding the nature, extent and quality of management services to be provided to the Master Fund by UBS AM under the Management Contract. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services to be performed by UBS AM and its affiliates for the Master Fund and the corresponding “feeder funds” that will invest in the Master Fund (the “Feeder Funds”). The board’s evaluation of the services to be provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex (the “NY Funds”), including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services provided to the NY Funds. The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS AM concerning the management of the NY Funds’ affairs and UBS AM’s role in coordinating and overseeing providers of other services to the NY Funds, including other NY Funds that were money market funds organized in master-feeder structures (the “Master-Feeder Money Funds”). The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the NY Funds’ expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the senior personnel at UBS AM who would be responsible for the Master Fund and the Feeder Funds and had previously met with and received information regarding the persons proposed to be primarily responsible for their day-to-day management. The board recognized that several senior personnel at UBS AM report to the board regularly. The board considered that the global UBS Asset Management business has dedicated significant resources to its sustainable investing business and had a team of global investment professionals dedicated to sustainable investing. The board noted that the UBS Asset Management division, which includes UBS AM, had approximately $17 billion in assets under management focused on sustainable investing as of December 2018. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board noted that UBS AM was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. The board also was cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

The board concluded that the nature, extent and quality of services proposed to be provided to the Master Fund under the Management Contract were appropriate and consistent with the operational requirements of the Master Fund.

Proposed management fees and estimated expense ratios—The board reviewed and considered the proposed management fee payable by the Master Fund to UBS AM in light of the nature, extent and quality of the advisory and administrative services proposed to be provided by UBS AM. In conducting its review, the board noted that under the master-feeder structure, the Master Fund would pay an investment advisory and administration fee to

88

Master Trust

Board approval of investment advisory agreement

(ESG Prime Master Fund) (unaudited)

UBS AM, and, in turn, each Feeder Fund would bear its corresponding expenses in proportion to its investment in the Master Fund. In addition, the board also reviewed and considered the proposed fee waiver and/or expense reimbursement arrangements for the Feeder Funds and considered the estimated actual management fee rate (after taking the proposed waivers and/or reimbursements into account). The board considered that the proposed management fee payable by the Master Fund and the fee waiver and expense reimbursement arrangements for the Feeder Funds were substantially similar to those of the corresponding Select Prime Master-Feeder Money Funds, which the board had reviewed and approved at a meeting held on July 23-24, 2019.

In light of the foregoing, the board determined that the proposed management fee was reasonable in light of the nature, extent and quality of services proposed to be provided to the Master Fund under the Management Contract.

Master Fund performance—As the Master Fund had not yet commenced operations, the board was not able to review the Master Fund’s performance.

UBS AM profitability—The board noted that UBS AM could not report any financial results from its relationship with the Master Fund because the Master Fund had not yet commenced investment operations, and thus, the board could not evaluate the profitability of the Master Fund.

Economies of scale—The board discussed whether economies of scale would be realized by UBS AM with respect to the Master Fund, as its asset base grows, and the extent to which this is reflected in the level of the proposed management fee to be charged by UBS AM to the Master Fund. The board noted that, as the Master Fund had not yet commenced investment operations, economies of scale were not likely to be realized in the near future. The board considered the uncertainty of the estimated asset levels and was mindful of the renewal requirements for advisory agreements and their ability to review the Master Fund’s management fee, including in connection with the annual consideration of the Management Contract after its initial term.

Other potential benefits to UBS AM—The board considered other potential benefits to UBS AM and its affiliates as a result of their anticipated relationship with the Master Fund and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ potential shareholders. In light of the estimated costs of providing investment advisory, administrative and other services to the Master Fund, the estimated costs of providing administrative services to the Feeder Funds, and UBS AM’s ongoing general commitment to the NY Funds, the profits and other ancillary benefits that UBS AM and its affiliates may receive were expected to be reasonable in relation to the nature and quality of the services that were to be provided.

In light of all of the foregoing, the board, including a majority of the Independent Trustees, approved the Management Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the Management Contract in private sessions with its independent legal counsel at which no representatives of UBS AM were present.

89

UBS Institutional/Reserves Funds Supplemental information (unaudited)

Board of Trustees & Officers

The Funds are governed by a Board of Trustees which oversees each Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by the trustee.

The Funds’ Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustee

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Meyer Feldberg[2]; 78 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee and Chairman of the Board of Trustees	Since 1998 (Trustee); Since 2017 (Chairman of the Board of Trustees)	Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since 2005). Professor Feldberg also served as President of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promoted interaction with other cities around the world (2007 to 2014). Prior to 2004, he was Dean and Professor of Management and Ethics of the Graduate School of Business at Columbia University (since 1989). From 1992 to 2016, Professor Feldberg was a director of Macy’s, Inc. (operator of department stores). From 1997 to 2017, Professor Feldberg was a director of Revlon, Inc. (cosmetics).	Professor Feldberg is a director or trustee of 9 investment companies (consisting of 49 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.	Professor Feldberg is also a director of the New York City Ballet.

90

UBS Institutional/Reserves Funds Supplemental information (unaudited)

Independent Trustees

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Alan S. Bernikow; 79 207 Benedict Ave. Staten Island, NY 10314	Trustee	Since 2005	Mr. Bernikow is retired. Previously, he was deputy chief executive officer at Deloitte & Touche (international accounting and consulting firm). From 2003 to March 2017, Mr. Bernikow was also a director of Destination XL Group, Inc. (menswear) (and served as a member of its nominating and corporate governance committee).	Mr. Bernikow is a trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of its compensation committee) and the lead director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee).
Richard R. Burt; 73 McLarty Associates 900 17th Street, N.W. Washington, D.C. 20006	Trustee	Since 1998	Mr. Burt is a managing partner of McLarty Associates (a consulting firm) (since 2007). He was chairman of IEP Advisors (international investments and consulting firm) until 2009.	Mr. Burt is a trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe, Russia and Turkey Fund, Inc., The European Equity Fund, Inc., and The New Germany Fund, Inc. (and serves as a member of each such fund’s audit, nominating and governance committees).
Bernard H. Garil; 80 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).	Mr. Garil is a trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Garil is also a director of The Leukemia & Lymphoma Society (voluntary health organization) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

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UBS Institutional/Reserves Funds Supplemental information (unaudited)

Independent Trustees (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Heather R. Higgins; 60 c/o Keith A. Weller, Fund Secretary UBS Asset Management (Americas) Inc. One North Wacker Drive Chicago, IL 60606	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or has served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She also serves on the board of the Hoover Institution (from 2001 to 2007 and since 2009).	Ms. Higgins is a trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	None

[1]	Each trustee holds office for an indefinite term.
[2]

Professor Feldberg is deemed an “interested person” of the Trust as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Trust may conduct transactions.

92

UBS Institutional/Reserves Funds Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Rose Ann Bubloski[2]; 52	Vice President and Assistant Treasurer	Since 2011	Ms. Bubloski is a director (since 2012) (prior to which she was an associate director (from 2008 to 2012)) and a senior manager of product control and investment support (previously named registered fund product control) at UBS Asset Management (Americas) Inc. and/or UBS Asset Management (US) Inc. (“UBS AM—Americas region”). Ms. Bubloski is a vice president and assistant treasurer of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.
Franklin P. Dickson[2]; 41	Vice President	Since 2017	Mr. Dickson is an associate director (since 2015) and tax compliance manager (since 2017) (prior to which he was a product controller (from 2015 to 2017) of product control and investment support (previously named registered fund product control) of UBS AM—Americas region. From 2013 through 2015, Mr. Dickson was fund administration and compliance manager for U.S. Bancorp Fund Services, LLC, and from 2008 through 2013, Mr. Dickson was vice president, client service manager at BNY Mellon Asset Servicing. Mr. Dickson is a vice president of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.
Lisa N. DiPaolo[2]; 42	Vice President	Since 2015	Ms. DiPaolo is an Executive Director (since 2020) (prior to which she was a director from 2008 until March 2020), and portfolio manager (since 2015) at UBS AM—Americas region. Ms. DiPaolo joined UBS AM—Americas region in 2000 and has been a municipal securities analyst on the tax-free fixed income team. Ms. DiPaolo is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Elbridge T. Gerry III[2]; 63	Vice President	Since 1999	Mr. Gerry is a managing director and formerly co-head of municipal investments of UBS AM—Americas region (from 2017 until June 2020; head from 2001 to 2017). Mr. Gerry is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Charles W. Grande[2]; 56	Vice President	Since 2017	Mr. Grande is a managing director, head of municipal investments (since June 2020; formerly co-head from 2017 until June 2020) and head of municipal credit research (since 2009) with UBS AM—Americas region. Mr. Grande is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Mark F. Kemper[3]; 62	Vice President and Assistant Secretary	Since 2004 and 2019, respectively	Mr. Kemper is a managing director (since 2006) and senior legal counsel (since October 2019) (prior to which he was Interim Head of Compliance and Operational Risk Control (from June 2019 through September 2019) and general counsel of UBS AM—Americas region (from 2004-2019). He has been secretary of UBS AM—Americas region (since 2004) and assistant secretary of UBS Asset Management Trust Company (since 1993). Mr. Kemper is vice president and assistant secretary of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager. Mr. Kemper is employed by UBS Business Solutions US LLC (since 2017).
Joanne M. Kilkeary[2]; 52	Vice President, Treasurer and Principal Accounting Officer	Since 1999 (Vice President) and since 2017 (Treasurer and Principal Accounting Officer)	Ms. Kilkeary is an executive director (since 2013) (prior to which she was a director (from 2008 to 2013)) and head of regulatory, tax, audit and board governance for product control and investment support (since 2017) (prior to which she was a senior manager (from 2004 to 2017) of registered fund product control of UBS AM—Americas region). Ms. Kilkeary is a vice president, treasurer and principal accounting officer of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.
Igor Lasun[2]; 41	President	Since 2018	Mr. Lasun is an executive director and head of fund development and management for UBS AM—Americas region (since 2018) (prior to which he was a senior fixed income product specialist from 2007 to 2018, and had joined the firm in 2005). In this role, he oversees development and management for both wholesale and institutional businesses. Mr. Lasun serves as president of 7 investment companies (consisting of 57 portfolios) for which UBS AM serves as investment advisor or manager.

93

UBS Institutional/Reserves Funds Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
William Lawlor[3]; 32	Vice President and Assistant Secretary	Since 2018	Mr. Lawlor is a director and associate general counsel with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region since 2013. Prior to joining UBS AM—Americas region, Mr. Lawlor attended Kent College of Law, where he graduated in 2013. Mr. Lawlor is a vice president and assistant secretary of 7 investment companies (consisting of 57 portfolios) for which UBS AM serves as investment advisor or manager.
Ryan Nugent[2]; 42	Vice President	Since 2009	Mr. Nugent is an executive director (since 2017) (prior to which he was director (from 2010 to 2017)), and portfolio manager (since 2005) and head of municipal trading (since 2013) of UBS AM—Americas region. Mr. Nugent is a vice president of two investment companies (consisting of 26 portfolios) for which UBS AM serves as investment advisor or manager.
Nancy D. Osborn[2]; 54	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is a director (since 2010) (prior to which she was an associate director) and a compliance officer (since June 2020) prior to which she was a senior manager of product control and investment support (previously named registered fund product control) of UBS AM—Americas region (from 2006 until June 2020). Mrs. Osborn is a vice president and assistant treasurer of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.
Frank Pluchino[2]; 60	Chief Compliance Officer	Since 2017	Mr. Pluchino is an executive director with UBS Business Solutions US LLC and is also the chief compliance officer of UBS Hedge Fund Solutions LLC (since 2010). Mr. Pluchino is the chief compliance officer of 12 investment companies (consisting of 62 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.
Robert Sabatino[3]; 46	Vice President	Since 2001	Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director (since 2007)), head of global liquidity portfolio management (since 2015), head of US taxable money markets (from 2009 to 2015), and portfolio manager of UBS AM—Americas region in the short duration fixed income group (since 2000). Mr. Sabatino is a vice president of three investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.
Eric Sanders[3]; 54	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.
Philip Stacey[3]; 35	Vice President and Assistant Secretary	Since 2018	Mr. Stacey is an executive director (since 2019) and associate general counsel (since 2017) with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region since 2015. Prior to joining UBS AM—Americas region, Mr. Stacey was a legal associate with the Chicago-based investment manager HFR Asset Management, LLC from 2009 through 2015. Mr. Stacey is a vice president and assistant secretary of 7 investment companies (consisting of 57 portfolios) for which UBS AM serves as investment advisor or manager.
David Walczak[3]; 36	Vice President	Since 2016	Mr. Walczak is an executive director (since 2016), head of US money markets (since 2015) and portfolio manager of UBS AM—Americas region. Mr. Walczak is a vice president of three investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.

94

UBS Institutional/Reserves Funds Supplemental information (unaudited)

Officers (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Keith A. Weller[3]; 58	Vice President and Secretary	Since 1998 (Vice President) and Since 2019 (Secretary)	Mr. Weller is an executive director (since 2017) and deputy general counsel (since 2019) (prior to which he was senior associate general counsel) with UBS Business Solutions US LLC and also with UBS AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.

[1]	Officers of the Trust are appointed by the trustees and serve at the pleasure of the board.
[2]	This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.
[3]	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.

95

Trustees

Meyer Feldberg

Chairman

Alan S. Bernikow

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Administrator (and Manager for the Master Funds)

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter (for the feeder funds)

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

© UBS 2020. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S127

UBS Investor Funds

Annual Report  |  April 30, 2020

Includes:

•	UBS Select Prime Investor Fund
•	UBS Select ESG Prime Investor Fund
•	UBS Select Government Investor Fund
•	UBS Select Treasury Investor Fund
•	UBS Prime Investor Fund
•	UBS Tax-Free Investor Fund

UBS Investor Funds

June 10, 2020

Dear Shareholder,

We present you with the annual report for the UBS Investor Series of Funds, namely UBS Select Prime Investor Fund, UBS Select ESG Prime Investor Fund, UBS Select Government Investor Fund, UBS Select Treasury Investor Fund, UBS Prime Investor Fund and UBS Tax-Free Investor Fund, for the 12 months (or since commencement period for UBS Select ESG Prime Investor Fund) ended April 30, 2020 (the “reporting period”).

Performance

The US Federal Reserve Board lowered the federal funds rate five times during the 12 months ended April 30, 2020 and ended the reporting period in a range between 0.00% and 0.25%. The federal funds rate, or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) The yields on a wide range of short-term investments declined over the period. As a result, the Funds’ yields declined during the reporting period.

The seven-day current yields for the Funds (after fee waivers/expense reimbursements) were as follows:

•	UBS Select Prime Investor Fund: 0.37% on April 30, 2020, versus 2.17% as of April 30, 2019.

•	UBS Select ESG Prime Investor Fund: 0.42% on April 30, 2020.

•	UBS Select Government Investor Fund: 0.01% on April 30, 2020, versus 2.03% as of April 30, 2019.

•	UBS Select Treasury Investor Fund: 0.01% on April 30, 2020, versus 2.04% as of April 30, 2019.

•	UBS Prime Investor Fund: 0.36% on April 30, 2020, versus 2.15% as of April 30, 2019.

•	UBS Tax-Free Investor Fund: 0.01% on April 30, 2020, versus 1.75% as of April 30, 2019.

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on pages 7 to 9.

An interview with the Portfolio Managers

Q.	How would you describe the economic environment during the reporting period?
A.

After initially expanding at a moderate pace, the US economy then significantly contracted given the impact from the COVID-19 pandemic. Looking back, the US Commerce Department reported that gross domestic product (“GDP”) grew at a 2.0%, 2.1% and 2.1% seasonally adjusted annualized rate during the second, third and fourth quarters

UBS Select Prime Investor Fund

UBS Select Government Investor Fund

UBS Select Treasury Investor Fund

UBS Prime Investor Fund

Investment goals (all four Funds):

Maximum current income consistent with liquidity and the preservation of capital

Portfolio managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

UBS Select Prime Investor Fund—August 1, 2008;

UBS Select Government Investor Fund—August 17, 2016;

UBS Select Treasury Investor Fund—September 18, 2008;

UBS Prime Investor Fund— January 19, 2016

Dividend payments:

Monthly

UBS Select ESG Prime Investor Fund

Investment goal:

Maximum current income as is consistent with liquidity and preservation of capital while incorporating select environmental, social, and governance criteria (“ESG”) into the investment process.

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management

(Americas) Inc.

Commencement:

January 15, 2020

Dividend payments:

Monthly

UBS Tax-Free Investor Fund

Investment goal:

Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

Portfolio managers:

Elbridge T. Gerry III

Lisa M. DiPaolo

UBS Asset Management (Americas) Inc.

Commencement:

September 22, 2008

Dividend payments:

Monthly

1

UBS Investor Funds

of 2019, respectively. The US Commerce Department’s initial estimate for first quarter GDP was -4.8%, which represented the largest quarterly decline since the fourth quarter of 2008. With large portions of the economy shut down in an attempt to “flatten the curve” and thwart the spread of COVID-19, second quarter 2020 GDP is also expected to be extremely weak.

Q.	How did the US Federal Reserve Board (the “Fed”) react to the economic environment?
A.

The Fed took a number of aggressive—and in some cases unprecedented—actions in an attempt to support the economy. After raising interest rates four times in 2018, the Fed indicated it would pause from additional rate hikes. After analyzing incoming economic data for several months, the Fed pulled the trigger and lowered the federal funds rate at its meetings in July, September and October 2019. At its meeting in January 2020, the Fed reiterated its intention to pause from further actions for the time being as it analyzed incoming economic data. However, given the rapid spread of COVID-19 and its impact on the economy, on March 3, 2020 the Fed cut the federal funds rate to a range between 1.00% and 1.25%. Then, on March 15, the Fed lowed the federal funds rate to a range between 0.00% and 0.25%. In addition, the Fed announced that, “over coming months the Committee will increase its holdings of Treasury securities by at least $500 billion and its holdings of agency mortgage-backed securities by at least $200 billion.” On March 23, the Fed said, “It has become clear that our economy will face severe disruptions…Aggressive efforts must be taken across the public and private sectors to limit the losses to jobs and incomes and to promote a swift recovery once the disruptions abate.” This included essentially unlimited purchases of Treasury and mortgage securities. Finally, on April 29, 2020, the Fed said, “To support the flow of credit to households and businesses, the Federal Reserve will continue to purchase Treasury securities and agency residential and commercial mortgage-backed securities in the amounts needed to support smooth market functioning, thereby fostering effective transmission of monetary policy to broader financial conditions.”

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.

Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—the Prime Master Fund, the ESG Prime Master Fund, the Government Master Fund, the Treasury Master Fund, the Prime CNAV Master Fund, and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

•

For the Prime Master Fund in which UBS Select Prime Investor Fund invests, we tactically adjusted its weighted average maturity (WAM)—which is the weighted average maturity of the securities in the portfolio—throughout the 12-month review period. When the reporting period began, the Master Fund had a WAM of 26 days. By the end of the period on April 30, 2020, the Master Fund’s WAM was 27 days.

At the issuer level, we maintained a high level of diversification, with the goal of reducing risk and keeping the Master Fund highly liquid.

At the security level, we modestly increased the Master Fund’s exposures to commercial paper, repurchase agreements and time deposits. Conversely, we decreased its exposure to certificates of deposit. We also added direct US Treasury obligations to the portfolio. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.)

•

The WAM for the Master Fund in which UBS Select ESG Prime Investor Fund invests was 41 days at period-end on April 30, 2020. At the security level, the Master Fund’s largest exposures were commercial paper, repurchase agreements and time deposits. It also had a modest position in certificates of deposit.

•

The WAM for the Government Master Fund in which UBS Select Government Investor Fund invests was 41 days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end on April 30, 2020, it was 48 days. At the security level, we increased the Master Fund’s exposure to repurchase agreements and decreased its allocation to US government agency obligations. Elsewhere, we initiated a position in US Treasury obligations.

2

UBS Investor Funds

•

The WAM for the Treasury Master Fund in which UBS Select Treasury Investor Fund invests was 18 days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end it was 51 days. At the security level, we increased the Master Fund’s exposure to direct US Treasury obligations and reduced its exposure to repurchase agreements backed by Treasury obligations.

•

The WAM for the Prime CNAV Master Fund in which UBS Prime Investor Fund invests was 24 days when the reporting period began. We tactically adjusted its WAM, and at the end of the reporting period the Master Fund’s WAM was 33 days. Over the review period, we increased the Master Fund’s exposure to commercial paper. We also initiated small positions in US Treasury obligations and US government agency obligations. Conversely, we decreased our exposures to certificates of deposit, time deposits and repurchase agreements.

•

The WAM for the Tax-Free Master Fund in which UBS Tax-Free Investor Fund invests was nine days when the reporting period began. We tactically adjusted the Master Fund’s WAM based on market conditions and seasonality factors within the tax-exempt market. At the end of the reporting period its WAM was nine days. Over the review period, we increased the Master Fund’s allocation to municipal bonds and reduced its exposure to tax-exempt commercial paper.

Q.	What factors do you believe will affect the Funds over the coming months?
A.

As of this writing, it is unclear what the ultimate impact from the COVID-19 pandemic will be on the global economy. That being said, it’s widely expected that the US to experience a recession. Against this backdrop, we expect the Fed to remain highly accommodative and inflation to remain generally well contained. In this environment, we anticipate continuing to manage the Funds focusing on risk and liquidity.

3

UBS Investor Funds

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Igor Lasun

President—UBS Series Funds

UBS Select Prime Investor Fund

UBS Select ESG Prime Investor Fund

UBS Select Government Investor Fund

UBS Select Treasury Investor Fund

UBS Prime Investor Fund

UBS Tax-Free Investor Fund

Executive Director

UBS Asset Management

(Americas) Inc.

Elbridge T. Gerry III Portfolio Manager— UBS Tax-Free Investor Fund Managing Director UBS Asset Management (Americas) Inc.

David J. Walczak

Portfolio Manager—

UBS Select Prime Investor Fund

UBS Select ESG Prime Investor Fund

UBS Select Government Investor Fund

UBS Select Treasury Investor Fund

UBS Prime Investor Fund

Executive Director

UBS Asset Management

(Americas) Inc.

Robert Sabatino

Portfolio Manager—

UBS Select Prime Investor Fund

UBS Select ESG Prime Investor Fund

UBS Select Government Investor Fund

UBS Select Treasury Investor Fund

UBS Prime Investor Fund

Managing Director

UBS Asset Management

(Americas) Inc.

Lisa DiPaolo Portfolio Manager— UBS Tax-Free Investor Fund Executive Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the 12-month period (or since commencement) ended April 30, 2020. The views and opinions in the letter were current as of June 10, 2020. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Website at www.ubs.com/am-us.

4

UBS Investor Funds

Understanding your Fund’s expenses1 (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, shareholder servicing fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2019 to April 30, 2020.

Actual expenses

The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Please note that while UBS Select ESG Prime Investor Fund commenced operations on January 15, 2020, the “hypothetical” expenses paid during the period reflect activity for the full six month period for the purposes of comparability. This projection assumes that the Fund’s expense ratio in effect during its initial period (January 15, 2020 through April 30, 2020) also would have been in effect during the period from November 1, 2019 to April 30, 2020.

5

UBS Investor Funds

Understanding your Fund’s expenses1 (unaudited) (concluded)

	Beginning account value November 1, 2019	Ending account value[2] April 30, 2020	Expenses paid during period[3,4] 11/01/19 to 04/30/20	Expense ratio during the period

UBS Select Prime Investor Fund
Actual	$1,000.00	$1,005.90	$2.24	0.45%
Hypothetical (5% annual return before expenses)	1,000.00	1,022.63	2.26	0.45

UBS Select ESG Prime Investor Fund
Actual	$1,000.00	$1,003.60	$1.02	0.35%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.12	1.76	0.35

UBS Select Government Investor Fund
Actual	$1,000.00	$1,004.60	$2.19	0.44%
Hypothetical (5% annual return before expenses)	1,000.00	1,022.68	2.21	0.44

UBS Select Treasury Investor Fund
Actual	$1,000.00	$1,004.40	$2.14	0.43%
Hypothetical (5% annual return before expenses)	1,000.00	1,022.73	2.16	0.43

UBS Prime Investor Fund
Actual	$1,000.00	$1,005.60	$2.24	0.45%
Hypothetical (5% annual return before expenses)	1,000.00	1,022.63	2.26	0.45

UBS Tax-Free Investor Fund
Actual	$1,000.00	$1,003.80	$2.04	0.41%
Hypothetical (5% annual return before expenses)	1,000.00	1,022.83	2.06	0.41

[1]	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.
[2]

“Actual–Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[3]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half year period).
[4]

Select ESG Prime Investor Fund commenced operations on January 15, 2020. Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 106 divided by 366 (to reflect the inception period from January 15, 2020 to April 30, 2020). Hypothetical expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half year period).

6

UBS Investor Funds

Yields and characteristics at a glance—April 30, 2020 (unaudited)

UBS Select Prime Investor Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.37%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.37
Seven-day current yield before fee waivers and/or expense reimbursements[1]	0.23
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	0.23
Weighted average maturity[2]	27 days

Table footnotes are on page 9

UBS Select ESG Prime Investor Fund*

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.42%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.42
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(2.32)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(2.29)
Weighted average maturity[2]	41 days

Table footnotes are on page 9

You could lose money by investing in UBS Select Prime Investor Fund and UBS Select ESG Prime Investor Fund. Because the price of interests in the related money market master fund will fluctuate, when you sell your shares of UBS Select Prime Investor Fund and UBS Select ESG Prime Investor Fund, your shares of UBS Select Prime Investor and UBS Select ESG Prime Investor Fund may be worth more or less than what you originally paid for them. The related money market master fund may impose a fee upon sale of your shares of UBS Select Prime Investor Fund and UBS Select ESG Prime Investor Fund or may temporarily suspend your ability to sell shares of UBS Select Prime Investor Fund and UBS Select ESG Prime Investor Fund if the related money market master fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Select Prime Investor Fund and UBS Select ESG Prime Investor Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Prime Investor Fund’s and UBS Select ESG Prime Investor Fund’s sponsor has no legal obligation to provide financial support to UBS Select Prime Investor Fund and UBS Select ESG Prime Investor Fund, and you should not expect that the fund’s sponsor will provide financial support to UBS Select Prime Investor Fund and UBS Select ESG Prime Investor Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

7

UBS Investor Funds

Yields and characteristics at a glance—April 30, 2020 (unaudited) (continued)

UBS Select Government Investor Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.22)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.22)
Weighted average maturity[2]	48 days

Table footnotes are on page 9

UBS Select Treasury Investor Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.22)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.22)
Weighted average maturity[2]	51 days

Table footnotes are on page 9

You could lose money by investing in UBS Select Government Investor Fund and UBS Select Treasury Investor Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Select Government Investor Fund and UBS Select Treasury Investor Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. An investment in UBS Select Government Investor Fund and UBS Select Treasury Investor Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Government Investor Fund’s sponsor and UBS Select Treasury Investor Fund’s sponsor has no legal obligation to provide financial support to UBS Select Government Investor Fund and UBS Select Treasury Investor Fund, and you should not expect that the funds’ sponsor will provide financial support to UBS Select Government Investor Fund and UBS Select Treasury Investor Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

8

UBS Investor Funds

Yields and characteristics at a glance—April 30, 2020 (unaudited) (concluded)

UBS Prime Investor Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.36%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.37
Seven-day current yield before fee waivers and/or expense reimbursements[1]	0.23
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	0.23
Weighted average maturity[2]	33 days

UBS Tax-Free Investor Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.43)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.42)
Weighted average maturity[2]	9 days

Investments in UBS Prime Investor Fund and UBS Tax-Free Investor Fund are intended to be limited to accounts beneficially owned by natural persons. UBS Prime Investor Fund and UBS Tax-Free Investor Fund reserve the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in UBS Prime Investor Fund and UBS Tax-Free Investor Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Prime Investor Fund and UBS Tax-Free Investor Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. The related money market master funds may impose a fee upon sale of your shares of UBS Prime Investor Fund and UBS Tax-Free Investor Fund or may temporarily suspend your ability to sell shares of UBS Prime Investor Fund and UBS Tax-Free Investor Fund if the related money market master fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Prime Investor Fund and UBS Tax-Free Investor Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Prime Investor Fund’s sponsor and UBS Tax-Free Investor Fund’s sponsor has no legal obligation to provide financial support to UBS Prime Investor Fund and UBS Tax-Free Investor Fund, and you should not expect that the funds’ sponsor will provide financial support to UBS Prime Investor Fund and UBS Tax-Free Investor Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

*	Commenced operations on January 15, 2020.
[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

9

UBS Investor Funds

Statement of assets and liabilities

April 30, 2020

	UBS Select Prime Investor Fund	UBS Select ESG Prime Investor Fund
Assets:
Investments in Master Fund, at cost (which approximates cost for federal income tax purposes)	$3,799,476,043	$19,730,375

Investments in Master Fund, at value	3,800,608,463	19,742,156
Receivable from affiliate	—	21,081
Deferred offering cost	—	56,888
Other assets	40,237	6,259
Total assets	3,800,648,700	19,826,384

Liabilities:
Dividends payable to shareholders	1,168,564	5,607
Payable to affiliate	969,046	—
Accrued expenses and other liabilities	144,788	38,778
Total liabilities	2,282,398	44,385
Net assets	3,798,366,302	19,781,999
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 3,796,415,903; 19,767,242; 1,178,482,186; 2,656,215,692; 2,399,826,593 and 319,585,716 outstanding, respectively	$3,797,206,520	$19,766,376
Distributable earnings (losses)	1,159,782	15,623
Net assets	$3,798,366,302	$19,781,999
Net asset value per share	$1.0005	$1.0007

10

UBS Investor Funds

UBS Select Government Investor Fund	UBS Select Treasury Investor Fund	UBS Prime Investor Fund	UBS Tax-Free Investor Fund

$1,178,813,945	$2,656,881,503	$2,401,232,290	$319,700,991

1,178,813,945	2,656,881,503	2,401,232,290	319,700,991
—	—	—	—
—	—	—	—
33,089	37,697	36,405	17,214
1,178,847,034	2,656,919,200	2,401,268,695	319,718,205

15,649	21,649	725,867	16,773
275,387	593,900	599,770	32,812
72,230	87,959	94,188	82,904
363,266	703,508	1,419,825	132,489
1,178,483,768	2,656,215,692	2,399,848,870	319,585,716
$1,178,482,186	$2,656,215,692	$2,399,826,593	$319,585,716
1,582	—	22,277	—
$1,178,483,768	$2,656,215,692	$2,399,848,870	$319,585,716
$1.00	$1.00	$1.00	$1.00

See accompanying notes to financial statements.

11

UBS Investor Funds

Statement of operations

For the year ended April 30, 2020

	UBS Select Prime Investor Fund	UBS Select ESG Prime Investor Fund[1]
Investment income:
Interest income allocated from Master Fund	$72,857,340	$26,566
Expenses allocated from Master Fund	(3,694,490)	(2,257)
Expense waiver allocated from Master Fund	—	2,257
Net investment income allocated from Master Fund	69,162,850	26,566
Expenses:
Service and distribution fees	12,915,378	7,949
Administration fees	3,690,104	2,271
Transfer agency fees	330,069	293
Professional fees	79,506	29,445
State registration fees	50,596	3,794
Reports and notices to shareholders	53,976	5,150
Amortization of offering costs	—	23,194
Trustees’ fees	35,670	2,500
Accounting fees	8,267	3,000
Insurance fees	17,406	—
Other expenses	50,070	2,000
	17,231,042	79,596
Fee waivers and/or expense reimbursements by administrator and distributor	(4,319,860)	(71,647)
Net expenses	12,911,182	7,949
Net investment income (loss)	56,251,668	18,617
Net realized gain (loss) allocated from Master Fund	27,732	—
Net change in unrealized appreciation (depreciation) allocated from Master Fund	1,016,402	11,781
Net increase (decrease) in net assets resulting from operations	$57,295,802	$30,398

[1]	Commenced operations on January 15, 2020.

12

UBS Investor Funds

UBS Select Government Investor Fund	UBS Select Treasury Investor Fund	UBS Prime Investor Fund	UBS Tax-Free Investor Fund

$14,332,056	$30,242,418	$40,035,664	$2,512,113
(838,030)	(1,832,243)	(2,073,511)	(200,054)
—	—	—	—
13,494,026	28,410,175	37,962,153	2,312,059

2,930,058	6,406,615	7,249,264	699,548
837,132	1,829,990	2,071,234	199,835
54,268	119,164	153,183	15,673
79,127	80,835	79,789	73,027
29,602	35,597	33,644	29,056
14,610	19,563	38,852	11,866
—	—	—	—
21,460	26,038	27,064	18,235
8,017	8,017	8,017	8,017
3,463	7,823	9,177	1,567
20,883	34,979	28,311	17,162
3,998,620	8,568,621	9,698,535	1,073,986
(1,107,683)	(2,353,961)	(2,451,533)	(420,758)
2,890,937	6,214,660	7,247,002	653,228
10,603,089	22,195,515	30,715,151	1,658,831
25,152	1,557	22,277	—
—	—	—	—
$10,628,241	$22,197,072	$30,737,428	$1,658,831

See accompanying notes to financial statements.

13

UBS Investor Funds

Statement of changes in net assets

	UBS Select Prime Investor Fund
	For the years ended April 30,
	2020	2019
From operations:

Net investment income (loss)	$56,251,668	$35,396,327
Net realized gain (loss)	27,732	5,169
Net change in unrealized appreciation (depreciation)	1,016,402	72,892
Net increase (decrease) in net assets resulting from operations	57,295,802	35,474,388
Total distributions	(56,254,843)	(35,398,371)
Net increase (decrease) in net assets from beneficial interest transactions	856,004,766	2,234,219,264
Net increase (decrease) in net assets	857,045,725	2,234,295,281
Net assets:

Beginning of year	2,941,320,577	707,025,296
End of year	$3,798,366,302	$2,941,320,577

See accompanying notes to financial statements.

14

UBS Investor Funds

Statement of changes in net assets

UBS Select ESG Prime Investor Fund
For the period from January 15, 2020[1] to April 30, 2020
From operations:

Net investment income (loss)	$18,617
Net change in unrealized appreciation (depreciation)	11,781
Net increase (decrease) in net assets resulting from operations	30,398
Total distributions	(18,617)
Net increase (decrease) in net assets from beneficial interest transactions	19,770,218
Net increase (decrease) in net assets	19,781,999
Net assets:

Beginning of period	—
End of period	$19,781,999

[1]	Commencement of operations.

See accompanying notes to financial statements.

15

UBS Investor Funds

Statement of changes in net assets

	UBS Select Government Investor Fund
	For the years ended April 30,
	2020	2019
From operations:

Net investment income (loss)	$10,603,089	$5,832,831
Net realized gain (loss)	25,152	6,410
Net increase (decrease) in net assets resulting from operations	10,628,241	5,839,241
Total distributions	(10,619,965)	(5,838,799)
Net increase (decrease) in net assets from beneficial interest transactions	608,894,296	435,157,266
Net increase (decrease) in net assets	608,902,572	435,157,708
Net assets:

Beginning of year	569,581,196	134,423,488
End of year	$1,178,483,768	$569,581,196

See accompanying notes to financial statements.

16

UBS Investor Funds

Statement of changes in net assets

	UBS Select Treasury Investor Fund
	For the years ended April 30,
	2020	2019
From operations:

Net investment income (loss)	$22,195,515	$13,836,047
Net realized gain (loss)	1,557	28
Net increase (decrease) in net assets resulting from operations	22,197,072	13,836,075
Total distributions	(22,197,097)	(13,837,575)
Net increase (decrease) in net assets from beneficial interest transactions	1,416,680,666	803,648,811
Net increase (decrease) in net assets	1,416,680,641	803,647,311
Net assets:

Beginning of year	1,239,535,051	435,887,740
End of year	$2,656,215,692	$1,239,535,051

See accompanying notes to financial statements.

17

UBS Investor Funds

Statement of changes in net assets

	UBS Prime Investor Fund
	For the years ended April 30,
	2020	2019
From operations:

Net investment income (loss)	$30,715,151	$17,504,178
Net realized gain (loss)	22,277	—
Net increase (decrease) in net assets resulting from operations	30,737,428	17,504,178
Total distributions	(30,715,151)	(17,504,200)
Net increase (decrease) in net assets from beneficial interest transactions	883,456,510	1,147,833,631
Net increase (decrease) in net assets	883,478,787	1,147,833,609
Net assets:

Beginning of year	1,516,370,083	368,536,474
End of year	$2,399,848,870	$1,516,370,083

See accompanying notes to financial statements.

18

UBS Investor Funds

Statement of changes in net assets

	UBS Tax-Free Investor Fund
	For the years ended April 30,
	2020	2019
From operations:

Net investment income (loss)	$1,658,831	$2,003,150
Net increase (decrease) in net assets resulting from operations	1,658,831	2,003,150
Total distributions	(1,658,831)	(2,003,150)
Net increase (decrease) in net assets from beneficial interest transactions	130,970,590	64,972,684
Net increase (decrease) in net assets	130,970,590	64,972,684
Net assets:

Beginning of year	188,615,126	123,642,442
End of year	$319,585,716	$188,615,126

See accompanying notes to financial statements.

19

UBS Select Prime Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2020	2019	2018	2017	2016
Net asset value, beginning of year	$1.0002	$1.0001	$1.0002	$1.0000	$1.00
Net investment income (loss)	0.0155	0.0193	0.0099	0.0025	0.000 [1]
Net realized and unrealized gain (loss)	0.0003	0.0001	(0.0001)	0.0004	0.000 [1]
Net increase (decrease) from operations	0.0158	0.0194	0.0098	0.0029	0.000 [1]
Dividends from net investment income	(0.0155)	(0.0193)	(0.0099)	(0.0025)	(0.000)[1]
Distributions from net realized gains	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0002)	(0.000)[1]
Total dividends and distributions	(0.0155)	(0.0193)	(0.0099)	(0.0027)	(0.000)[1]
Net asset value, end of period	$1.0005	$1.0002	$1.0001	$1.0002	$1.00
Total investment return[3]	1.59%	1.96%	0.99%	0.29%	0.03%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.57%	0.57%	0.63%	0.64%	0.61%
Expenses after fee waivers and/or expense reimbursements[4]	0.45%	0.45%	0.45%	0.45%	0.33%
Net investment income (loss)[4]	1.52%	2.02%	1.06%	0.22%	0.03%
Supplemental data:
Net assets, end of period (000’s)	$3,798,366	$2,941,321	$707,025	$248,749	$369,258

[1]	Amount represents less than $0.0005 per share.
[2]	Amount represents less than $0.00005 per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements.

20

UBS Select ESG Prime Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

For the period from January 15, 2020[1] to April 30, 2020
Net asset value, beginning of period	$1.0000
Net investment income (loss)	0.0029
Net realized and unrealized gain (loss)	1.0007
Net increase (decrease) from operations	1.0036
Dividends from net investment income	(0.0029)
Total dividends and distributions	(0.0029)
Net asset value, end of period	$1.0007
Total investment return[2]	0.36%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	3.58%[4]
Expenses after fee waivers and/or expense reimbursements[3]	0.35%[4]
Net investment income (loss)[3]	0.81%[4]
Supplemental data:
Net assets, end of period (000’s)	$19,782

[1]	Commencement of operations.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements.

21

UBS Select Government Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Years ended April 30,			For the period from August 17, 2016[1] to April 30, 2017
	2020	2019	2018
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.014	0.017	0.007	0.001
Net realized gain (loss)	0.000 [2]	0.000 [2]	(0.000)[2]	0.000 [2]
Net increase (decrease) from operations	0.014	0.017	0.007	0.001
Dividends from net investment income	(0.014)	(0.017)	(0.007)	(0.001)
Distributions from net realized gains	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total dividends and distributions	(0.014)	(0.017)	(0.007)	(0.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total investment return[3]	1.39%	1.74%	0.74%	0.08%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.58%	0.62%	0.76%	1.03%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.45%	0.45%	0.45%	0.43%[5]
Net investment income (loss)[4]	1.27%	1.81%	0.77%	0.13%[5]
Supplemental data:
Net assets, end of period (000’s)	$1,178,484	$569,581	$134,423	$58,659

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements.

22

UBS Select Treasury Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2020	2019	2018	2017	2016
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.014	0.017	0.007	0.001	0.000 [1]
Net realized gain (loss)	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase (decrease) from operations	0.014	0.017	0.007	0.001	0.000 [1]
Dividends from net investment income	(0.014)	(0.017)	(0.007)	(0.001)	(0.000)[1]
Distributions from net realized gains	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.014)	(0.017)	(0.007)	(0.001)	(0.000)[1]
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	1.35%	1.74%	0.73%	0.08%	0.02%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.57%	0.58%	0.63%	0.65%	0.61%
Expenses after fee waivers and/or expense reimbursements[3]	0.44%	0.45%	0.45%	0.39%	0.16%
Net investment income (loss)[3]	1.21%	1.81%	0.78%	0.07%	0.01%
Supplemental data:
Net assets, end of year (000’s)	$2,656,216	$1,239,535	$435,888	$193,675	$258,702

[1]	Amount represents less than $0.0005 per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements.

23

UBS Prime Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Years ended April 30,				For the period from January 10, 2016[1] to April 30, 2016
	2020	2019	2018	2017
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.015	0.019	0.010	0.003	0.000 [2]
Net realized gain (loss)	0.000 [2]	—	0.000 [2]	0.000 [2]	—
Net increase (decrease) from operations	0.015	0.019	0.010	0.003	0.000 [2]
Dividends from net investment income	(0.015)	(0.019)	(0.010)	(0.003)	(0.000)[2]
Distributions from net realized gains	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
Total dividends and distributions	(0.015)	(0.019)	(0.010)	(0.003)	(0.000)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[3]	1.54%	1.91%	0.97%	0.27%	0.02%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.57%	0.58%	0.64%	1.26%	5.47%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.45%	0.45%	0.45%	0.45%	0.35%[5]
Net investment income (loss)[4]	1.48%	1.98%	1.04%	0.42%	0.08%[5]
Supplemental data:
Net assets, end of period (000’s)	$2,399,849	$1,516,370	$368,536	$89,533	$2,346

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements.

24

UBS Tax-Free Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2020	2019	2018	2017	2016
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.009	0.010	0.006	0.001	0.000 [1]
Net realized gain (loss)	—	—	—	—	0.000 [1]
Net increase (decrease) from operations	0.009	0.010	0.006	0.001	0.000 [1]
Dividends from net investment income	(0.009)	(0.010)	(0.006)	(0.001)	(0.000)[1]
Distributions from net realized gains	—	—	—	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.009)	(0.010)	(0.006)	(0.001)	(0.000)[1]
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.89%	1.03%	0.56%	0.14%	0.02%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.64%	0.63%	0.80%	1.11%	1.10%
Expenses after fee waivers and/or expense reimbursements[3]	0.43%	0.45%	0.45%	0.42%	0.06%
Net investment income (loss)[3]	0.83%	1.02%	0.63%	0.16%	0.01%
Supplemental data:
Net assets, end of year (000’s)	$319,586	$188,615	$123,642	$46,649	$27,455

[1]	Amount represents less than $0.0005 per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements.

25

UBS Investor Funds

Notes to financial statements

Organization and significant accounting policies

UBS Select Prime Investor Fund (“Prime Investor Fund”), UBS Select ESG Prime Investor Fund (“ESG Prime Investor Fund”), UBS Select Government Investor Fund (“Government Investor Fund”), UBS Select Treasury Investor Fund (“Treasury Investor Fund”), UBS Prime Investor Fund (“Prime CNAV Investor Fund”), and UBS Tax-Free Investor Fund (“Tax-Free Investor Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”) (formerly UBS Money Series), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty-two series. The financial statements for the other series of the Trust are not included herein.

Prime Investor Fund, ESG Prime Investor Fund, Government Investor Fund, Treasury Investor Fund, Prime CNAV Investor Fund, and Tax-Free Investor Fund are “feeder funds” that invest all of their investable assets in “master funds”—Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund, respectively (each a “Master Fund”, collectively, the “Master Funds” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives.

Prime Investor Fund, Treasury Investor Fund and Tax-Free Investor Fund commenced operations on August 1, 2008, September 18, 2008, and September 22, 2008, respectively. Prime CNAV Investor Fund commenced operations on January 19, 2016, Government Investor Fund commenced operations on August 17, 2016 and ESG Prime Investor Fund commenced operations on January 15, 2020.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds and the administrator for the feeder funds. UBS Asset Management (US) Inc. (“UBS AM—US”) serves as principal underwriter for the Funds. UBS AM and UBS AM—US are indirect wholly owned subsidiaries of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investment reflects each Fund’s proportionate interest in the net assets of its corresponding Master Fund (23.01% for Prime Investor Fund, 26.82% for ESG Prime Investor Fund, 6.64% for Government Investor Fund, 7.63% for Treasury Investor Fund, 32.04% for Prime CNAV Investor Fund and 12.42% for Tax-Free Investor Fund at April 30, 2020).

All of the net investment income and realized and unrealized gains and losses from investment activities of each Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Portfolio of investments, are included elsewhere in this report and should be read in connection with the Funds’ financial statements. The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are

26

UBS Investor Funds

Notes to financial statements

also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Floating net asset value per share funds—Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), Prime Investor Fund and ESG Prime Investor Fund calculate their net asset values to four decimals (e.g., $1.0000) using market-based pricing and expect that their share prices will fluctuate.

On occasion, it is possible that the end of day accounting net asset value (“NAV”) per share of a floating NAV fund, such as Prime Investor Fund, as reported in a shareholder report, for example, may differ from the transactional NAV per share (used for purposes of processing purchases and redemptions); while this is not expected to occur with great frequency, it may happen should certain factors align on a given business day. The final end-of-day NAV per share for accounting and financial statement reporting purposes is designed to reflect all end-of-day accounting activities, which may include, but are not limited to, income and expense accruals, dividend and distribution reinvestments as well as final share activity; such items are factored into the Fund after the last transactional NAV per share is calculated on a given day (normally, the last transactional NAV per share is calculated as of 3 pm, Eastern time, as explained in the Fund’s prospectus).

Constant net asset value per share funds—Government Investor Fund, Treasury Investor Fund, Prime CNAV Investor Fund, and Tax-Free Investor Fund (collectively the “Constant NAV Funds”) attempt to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Constant NAV Funds will be able to maintain a stable net asset value of $1.00 per share. The Constant NAV Funds have adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable each to do so. Government Investor Fund and Treasury Investor Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As “government money market funds”, Government Investor Fund and Treasury Investor Fund are permitted to seek to maintain a stable price per share. Prime CNAV Investor Fund and Tax-Free Investor Fund operate as “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “retail money market funds”, Prime CNAV Investor Fund and Tax-Free Investor Fund are permitted to seek to maintain a stable price per share.

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, Prime Investor Fund, ESG Prime Investor Fund, Prime CNAV Investor Fund and Tax-Free Investor Fund may be subject to the possible imposition of a liquidity fee and/or temporary redemption gate. Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund may impose a fee upon the sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity, ESG Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below required minimums because of market conditions or other factors. For the year ended April 30, 2020, Prime Investor Fund, ESG Prime Investor Fund, Prime CNAV Investor Fund and Tax-Free Investor Fund were not subject to any liquidity fees and/or redemption gates.

By operating as “government money market funds”, Government Investor Fund and Treasury Investor Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While

27

UBS Investor Funds

Notes to financial statements

the Funds’ Board of Trustees (the “Board”) may elect to subject Government Investor Fund and Treasury Investor Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak that occurred may have a significant negative impact on the operations and profitability of the Funds’ investments. The extent of the impact to the financial performance of the Funds will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Administrator

UBS AM serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the below annual rate, as a percentage of each Fund’s average daily net assets:

Fund	Administration fee
Prime Investor Fund	0.10%
ESG Prime Investor Fund	0.10
Government Investor Fund	0.10
Treasury Investor Fund	0.10
Prime CNAV Investor Fund	0.10
Tax-Free Investor Fund	0.10

At April 30, 2020, each Fund owed UBS AM for administrative services/expense reimbursements as follows:

Fund	Amounts owed to UBS AM
Prime Investor Fund	$301,750
ESG Prime Investor Fund	1,118
Government Investor Fund	100,198
Treasury Investor Fund	228,796
Prime CNAV Investor Fund	188,403
Tax-Free Investor Fund	28,164

The Funds and UBS AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its administration fees and/or reimburse the Funds so that the Funds’ operating expenses through December 31, 2020 (excluding interest expense, if any, and extraordinary items) would not exceed 0.50%.

28

UBS Investor Funds

Notes to financial statements

At April 30, 2020 UBS AM owed the Funds, and for the year ended April 30, 2020, UBS AM was contractually obligated to waive fees and/or to reimburse certain operating expenses as follows:

Fund	Amounts owed by UBS AM	Amounts waived and/or reimbursed by UBS AM
Prime Investor Fund	$237,951	$2,474,806
ESG Prime Investor Fund	25,554	70,511
Government Investor Fund	79,795	650,865
Treasury Investor Fund	153,606	1,249,025
Prime CNAV Investor Fund	153,843	1,415,924
Tax-Free Investor Fund	33,692	274,670

Each Fund has agreed to repay UBS AM for any such waived fees/reimbursed expenses to the extent that it can do so over the three years following such waived fees/reimbursed expenses without causing each Fund’s expenses in any of those three years to exceed such expense cap. The fee waiver/expense reimbursement agreement may be terminated by the Funds’ Board at any time and also will terminate automatically upon the expiration or termination of the Funds’ contract with UBS AM. Upon termination of the agreement, however, UBS AM’s three year recoupment rights will survive. At April 30, 2020, the following Funds had remaining fee waivers and expense reimbursements subject to repayment to UBS AM and respective dates of expiration as follows:

Fund	Fee waivers/ expense reimbursements subject to repayment	Expires April 30, 2021	Expires April 30, 2022	Expires April 30, 2023
Prime Investor Fund	$4,224,063	$461,728	$1,287,529	$2,474,806
ESG Prime Investor Fund	70,511	—	—	70,511
Government Investor Fund	1,263,416	240,622	371,929	650,865
Treasury Investor Fund	2,273,907	398,353	626,529	1,249,025
Prime CNAV Investor Fund	2,394,090	292,563	685,603	1,415,924
Tax-Free Investor Fund	734,080	205,718	253,692	274,670

Shareholder servicing and distribution plans

UBS AM—US is the principal underwriter and distributor of the Funds’ shares. During the year ended April 30, 2020, the Funds were contractually obligated to pay UBS AM—US monthly distribution (12b-1) and shareholder servicing fees at the below annual rates, as a percentage of each Fund’s average daily net assets:

Fund	Distribution (12b-1) fee	Shareholder servicing fee
Prime Investor Fund	0.25%	0.10%
ESG Prime Investor Fund	0.25	0.10
Government Investor Fund	0.25	0.10
Treasury Investor Fund	0.25	0.10
Prime CNAV Investor Fund	0.25	0.10
Tax-Free Investor Fund	0.25	0.10

29

UBS Investor Funds

Notes to financial statements

At April 30, 2020, each Fund owed UBS AM—US for distribution and shareholder servicing fees as follows:

Fund	Amounts owed to UBS AM—US
Prime Investor Fund	$1,056,125
ESG Prime Investor Fund	3,914
Government Investor Fund	342,087
Treasury Investor Fund	800,790
Prime CNAV Investor Fund	659,411
Tax-Free Investor Fund	98,573

In addition to UBS AM’s fee waivers and/or expense reimbursements noted in the Administrator section above, in connection with voluntary waivers by the financial intermediaries that are selling each Fund’s shares, UBS AM—US has agreed to voluntarily waive fees or reimburse fund expenses so that each Fund’s operating expenses (excluding interest expense, if any, and extraordinary items) do not exceed 0.45%. UBS AM—US may also voluntarily undertake to waive fees and/or reimburse expenses in the event that Fund yields drop below a certain level. These additional undertakings are voluntary and not contractual and may be terminated at any time. At April 30, 2020, UBS AM—US owed the Funds and for the year ended April 30, 2020, UBS AM—US voluntarily waived the below amounts, which are not subject to future recoupment:

Fund	Amounts owed by UBS AM—US	Amounts waived by UBS AM—US
Prime Investor Fund	$150,878	$1,845,054
ESG Prime Investor Fund	559	1,136
Government Investor Fund	87,103	456,818
Treasury Investor Fund	282,080	1,104,936
Prime CNAV Investor Fund	94,201	1,035,609
Tax-Free Investor Fund	60,233	146,088

There is no guarantee that these additional voluntary amounts will continue to be waived and/or expenses reimbursed. To the extent that expenses are to be reimbursed, they will be reimbursed by UBS AM.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, for each of the Funds for the periods ended April 30, 2020 and April 30, 2019 were as follows:

Prime Investor Fund

	For the years ended April 30,
	2020		2019
	Shares	Amount	Shares	Amount
Shares sold	7,480,353,406	$7,481,741,026	5,339,787,238	$5,340,561,709
Shares repurchased	(6,680,852,392)	(6,681,811,143)	(3,134,702,503)	(3,135,170,482)
Dividends reinvested	56,063,406	56,074,883	28,823,946	28,828,037
Net increase (decrease)	855,564,420	$856,004,766	2,233,908,681	$2,234,219,264

30

UBS Investor Funds

Notes to financial statements

ESG Prime Investor Fund

	For the period from January 15, 2020[1] to April 30, 2020:
	Shares	Amount
Shares sold	21,853,655	$21,857,353
Shares repurchased	(2,087,270)	(2,087,991)
Dividends reinvested	857	856
Net increase (decrease)	19,767,242	$19,770,218

[1]	Commencement of operations.

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

Government Investor Fund

	For the years ended April 30,
	2020	2019
Shares sold	1,929,943,106	960,905,531
Shares repurchased	(1,331,688,597)	(530,055,174)
Dividends reinvested	10,639,787	4,306,909
Net increase (decrease) in shares outstanding	608,894,296	435,157,266

Treasury Investor Fund

	For the years ended April 30,
	2020	2019
Shares sold	4,444,838,401	1,956,459,678
Shares repurchased	(3,050,422,777)	(1,164,072,776)
Dividends reinvested	22,265,042	11,261,909
Net increase (decrease) in shares outstanding	1,416,680,666	803,648,811

Prime CNAV Investor Fund

	For the years ended April 30,
	2020	2019
Shares sold	4,120,043,945	2,588,564,251
Shares repurchased	(3,266,977,826)	(1,455,004,306)
Dividends reinvested	30,390,391	14,273,686
Net increase (decrease) in shares outstanding	883,456,510	1,147,833,631

Tax-Free Investor Fund

	For the years ended April 30,
	2020	2019
Shares sold	639,848,717	509,388,338
Shares repurchased	(510,545,307)	(446,141,436)
Dividends reinvested	1,667,180	1,725,782
Net increase (decrease) in shares outstanding	130,970,590	64,972,684

31

UBS Investor Funds

Notes to financial statements

Federal tax status

Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Funds during the fiscal years ended April 30, 2020 and April 30, 2019 were as follows:

	2020			2019
Fund	Tax-exempt income	Ordinary income	Long-term realized capital gains	Tax-exempt income	Ordinary income	Long-term realized capital gains
UBS Select Prime Investor Fund	$—	$56,254,843	$—	$—	$35,398,371	$—
UBS Select ESG Prime Investor Fund	—	18,617	—	—	—	—
UBS Select Government Investor Fund	—	10,619,965	—	—	5,838,799	—
UBS Select Treasury Investor Fund	—	22,197,097	—	—	13,836,050	1,525
UBS Prime Investor Fund	—	30,715,151	—	—	17,504,200	—
UBS Tax-Free Investor Fund	1,658,831	—	—	2,003,149	—	—

At April 30, 2020, the components of accumulated earnings (deficit) on a tax basis were as follows:

Portfolio	Undistributed tax-exempt income	Undistributed ordinary income	Undistributed long-term capital gains	Accumulated realized capital and other losses	Unrealized appreciation (depreciation)	Other temporary differences	Total
UBS Select Prime Investor Fund	$—	$1,195,927	$—	$—	$1,132,419	$(1,168,564)	$1,159,782
UBS Select ESG Prime Investor Fund	—	10,619	—	—	11,781	(6,777)	15,623
UBS Select Government Investor Fund	—	28,873	—	—	—	(27,291)	1,582
UBS Select Treasury Investor Fund	—	21,649	—	—	—	(21,649)	—
UBS Prime Investor Fund	—	748,144	—	—	—	(725,867)	22,277
UBS Tax-Free Investor Fund	16,773	—	—	—	—	(16,773)	—

Net capital losses recognized by the Funds may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. As of April 30, 2020, none of the Funds had capital loss carryforwards.

At April 30, 2020, the effect of permanent “book/tax” reclassifications resulted in increases and decreases to components of the Fund’s net assets as follows:

Fund	Distributable earnings (losses)	Beneficial interest
UBS Select ESG Prime Investor Fund	$3,842	$(3,842)

These differences are primarily due to non-deductible start-up expenses.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded as of

32

UBS Investor Funds

Notes to financial statements

April 30, 2020, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2020, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2020, and since inception for the ESG Prime Investor Fund, Government Investor Fund and Prime CNAV Investor Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

33

UBS Investor Funds

Report of independent registered public accounting firm

To the Shareholders of UBS Select Prime Investor Fund, UBS Select ESG Prime Investor Fund, UBS Select Government Investor Fund, UBS Select Treasury Investor Fund, UBS Prime Investor Fund and UBS Tax-Free Investor Fund and the Board of Trustees of UBS Series Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of UBS Select Prime Investor Fund, UBS Select ESG Prime Investor Fund , UBS Select Government Investor Fund, UBS Select Treasury Investor Fund, UBS Prime Investor Fund and UBS Tax-Free Investor Fund (collectively referred to as the “Funds”), (six of the funds constituting UBS Series Funds (the “Trust”)), as of April 30, 2020, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (six of the funds constituting UBS Series Funds) at April 30, 2020, and the results of their operations, the changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting UBS Series Funds	Statement of operations	Statements of changes in net assets	Financial highlights
UBS Select Prime Investor Fund UBS Select Treasury Investor Fund UBS Tax-Free Investor Fund	For the year ended April 30, 2020	For each of the two years in the period ended April 30, 2020	For each of the five years in the period ended April 30, 2020
UBS Select Government Investor Fund	For the year ended April 30, 2020	For each of the two years in the period ended April 30, 2020	For each of the three years in the period ended April 30, 2020 and the period from August 17, 2016 (commencement of operations) through April 30, 2017
UBS Prime Investor Fund	For the year ended April 30, 2020	For each of the two years in the period ended April 30, 2020	For each of the four years in the period ended April 30, 2020 and the period from January 10, 2016 (commencement of operations) through April 30, 2016
UBS Select ESG Prime Investor Fund	For the period from January 15, 2020 (commencement of operations) through April 30, 2020

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

34

UBS Investor Funds

Report of independent registered public accounting firm

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 29, 2020

35

UBS Investor Funds

General information (unaudited)

Monthly portfolio holdings disclosure

The Funds and Master Funds file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. These reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Funds and Master Funds make portfolio holdings information available to shareholders on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. A more limited portfolio holdings report for each of Master Trust—Prime Master Fund (the master fund in which UBS Select Prime Investor Fund invests), Master Trust—ESG Prime Master Fund (the master fund in which UBS Select ESG Prime Investor Fund invests) and for Master Trust—Prime CNAV Mater Fund (the master fund in which UBS Prime Investor Fund invests) is available on a weekly basis at the same UBS Web address. Investors also may find additional information about the Funds at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a fund directly at 1-800-647 1568, online on Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Other tax information

Pursuant to Sections 871(k)(1)(C)(i) and 871(k)(2)(C)(i) of the Internal Revenue Code, the Funds designate the following ordinary income distributions paid as qualified interest income and qualified short term capital gains for the fiscal year ended April 30, 2020:

Fund	Qualified Interest Income	Qualified Short Term Capital Gains
Prime Investor Fund	$29,379,444	$1,658
ESG Prime Investor Fund	11,951	—
Government Investor Fund	9,534,437	15,175
Treasury Investor Fund	19,338,817	1,378
Prime CNAV Investor Fund	16,753,780	—

36

Master Trust

Annual Report  |  April 30, 2020

Includes:

•	Prime Master Fund
•	ESG Prime Master Fund
•	Government Master Fund
•	Treasury Master Fund
•	Prime CNAV Master Fund
•	Tax-Free Master Fund

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in the related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2019 to April 30, 2020.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Please note that while ESG Prime Master Fund commenced operations on January 15, 2020, the “hypothetical” expenses paid during the period reflect activity for the full six month period for the purposes of comparability. This projection assumes that the Fund’s expense ratio in effect during its initial period (January 15, 2020 through April 30, 2020) also would have been in effect during the period from November 1, 2019 to April 30, 2020.

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

	Beginning account value November 1, 2019	Ending account value April 30, 2020	Expenses paid during period 11/01/19 to 04/30/20[1,2]	Expense ratio during the period

Prime Master Fund
Actual	$1,000.00	$1,007.50	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.37	0.50	0.10

ESG Prime Master Fund
Actual	$1,000.00	$1,004.70	$0.00	0.00%
Hypothetical (5% annual return before expenses)	1,000.00	1,014.48	0.00	0.00

Government Master Fund
Actual	$1,000.00	$1,006.30	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.37	0.50	0.10

Treasury Master Fund
Actual	$1,000.00	$1,006.10	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.37	0.50	0.10

Prime CNAV Master Fund
Actual	$1,000.00	$1,007.40	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.37	0.50	0.10

Tax-Free Master Fund
Actual	$1,000.00	$1,005.40	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.37	0.50	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half year period).
[2]

ESG Prime Master Fund commenced operations on January 15, 2020. Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 106 divided by 366 (to reflect the inception period from January 15, 2020 to April 30, 2020). Hypothetical expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half year period).

Master Trust

Portfolio characteristics at a glance—April 30, 2020 (unaudited)

Prime Master Fund

Characteristics
Weighted average maturity[1]	27 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	32.9%
France	14.8
Japan	11.8
Canada	10.8
United Kingdom	6.4
Total	76.7%

Portfolio composition[2]
Commercial paper	54.3%
Repurchase agreements	21.1
Certificates of deposit	15.0
Time deposits	9.4
U.S. Treasury obligations	1.7
Liabilities in excess of other assets	(1.5)
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in a money market fund. Because the price of interests in Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—April 30, 2020 (unaudited) (continued)

ESG Prime Master Fund*

Characteristics
Weighted average maturity[1]	41 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	44.1%
France	6.2
Singapore	4.7
Japan	3.4
Australia	2.4
Total	60.8%

Portfolio composition[2]
Commercial paper	67.1%
Repurchase agreements	24.5
Time deposits	5.4
Certificates of deposit	2.1
Other assets in excess of liabilities	0.9
Total	100.0%

*	Commenced operations on January 15, 2020.
[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in a money market fund. Because the price of interests in ESG Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. ESG Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if ESG Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—April 30, 2020 (unaudited) (continued)

Government Master Fund

Characteristics
Weighted average maturity[1]	48 days

Portfolio composition[2]
U.S. government agency obligations	49.7%
Repurchase agreements	41.4
U.S. Treasury obligations	8.9
Other assets less liabilities	0.0 †
Total	100.0%

†	Amount represents less than 0.05%
[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—April 30, 2020 (unaudited) (continued)

Treasury Master Fund

Characteristics
Weighted average maturity[1]	51 days

Portfolio composition[2]
U.S. Treasury obligations	63.0%
Repurchase agreements	36.9
Other assets less liabilities	0.1
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in a money market fund. Although Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—April 30, 2020 (unaudited) (continued)

Prime CNAV Master Fund

Characteristics
Weighted average maturity[1]	33 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	33.2%
France	7.5
Singapore	4.1
Japan	3.7
Canada	3.4
Total	51.9%

Portfolio composition[2]
Commercial paper	58.1%
Repurchase agreements	22.1
Certificates of deposit	10.4
Time deposits	7.7
U.S. Treasury obligations	1.5
U.S. government agency obligations	1.3
Liabilities in excess of other assets	(1.1)
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Prime CNAV Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Prime CNAV Master Fund cannot guarantee it will do so. Prime CNAV Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime CNAV Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—April 30, 2020 (unaudited) (concluded)

Tax-Free Master Fund

Characteristics
Weighted average maturity[1]	9 day	s

Portfolio composition[2]
Municipal bonds	93.9%
Tax-exempt commercial paper	6.1
Liabilities in excess of other assets	(0.0	)†
Total	100.0%

†	Amount represents less than 0.05%
[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Tax-Free Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Tax-Free Master Fund cannot guarantee it will do so. Tax-Free Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Tax-Free Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

†

Prime Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
Certificates of deposit—15.0%
Banking-non-U.S.—15.0%
Bank of Montreal
1 mo. USD LIBOR + 0.260%, 1.181%, due 05/11/20[1]	$150,000,000	$150,017,866
Bank of Nova Scotia
1 mo. USD LIBOR + 0.280%, 1.265%, due 05/01/20[1]	95,000,000	95,043,516
Canadian Imperial Bank of Commerce
1 mo. USD LIBOR + 0.280%, 1.265%, due 05/01/20[1]	95,000,000	95,052,841
Cooperatieve Rabobank UA
1 mo. USD LIBOR + 0.240%, 1.069%, due 05/14/20[1]	18,000,000	17,984,234
1 mo. USD LIBOR + 0.230%, 1.212%, due 05/04/20[1]	75,000,000	74,932,437
3 mo. USD LIBOR + 0.050%, 1.437%, due 07/07/20[1]	61,000,000	60,973,950
3 mo. USD LIBOR + 0.080%, 1.784%, due 05/14/20[1]	43,000,000	42,973,774
Credit Industriel et Commercial
1 mo. USD LIBOR + 0.200%, 1.014%, due 05/15/20[1]	95,000,000	95,034,275
Credit Suisse AG
1 mo. USD LIBOR + 0.240%, 1.069%, due 05/11/20[1]	100,000,000	100,005,055
3 mo. USD LIBOR + 0.100%, 1.475%, due 06/29/20[1]	100,000,000	99,986,472
3 mo. USD LIBOR + 0.080%, 1.775%, due 05/20/20[1]	95,000,000	95,005,806
Mitsubishi UFJ Trust & Banking Corp. 0.470%, due 08/17/20	100,000,000	99,993,347
National Australia Bank Ltd.
3 mo. USD LIBOR + 0.120%, 1.857%, due 05/06/20[1]	95,000,000	94,961,684
Nordea Bank AB
3 mo. USD LIBOR + 0.100%, 0.996%, due 06/10/20[1]	102,000,000	101,945,265
1 mo. USD LIBOR + 0.270%, 1.255%, due 05/07/20[1]	96,000,000	96,048,953
3 mo. USD LIBOR + 0.300%, 1.614%, due 06/05/20[1]	42,500,000	42,505,625
Oversea-Chinese Banking Corp. Ltd.
1 mo. USD LIBOR + 0.270%, 1.252%, due 05/05/20[1]	65,000,000	65,011,946
Skandinaviska Enskilda Banken AB
1 mo. USD LIBOR + 0.280%, 0.850%, due 05/26/20[1]	70,000,000	70,033,103
1 mo. USD LIBOR + 0.080%, 0.909%, due 05/12/20[1]	30,000,000	29,946,269
1 mo. USD LIBOR + 0.270%, 1.134%, due 05/11/20[1]	95,000,000	95,048,420
3 mo. USD LIBOR + 0.080%, 1.453%, due 07/06/20[1]	100,000,000	99,970,087
3 mo. USD LIBOR + 0.050%, 1.781%, due 05/11/20[1]	95,000,000	94,996,130

	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-U.S.—(concluded)
Societe Generale
1 mo. USD LIBOR + 0.320%, 1.149%, due 05/14/20[1]	$42,470,000	$42,486,611
Sumitomo Mitsui Banking Corp.
1 mo. USD LIBOR + 0.200%, 1.185%, due 05/07/20[1]	102,000,000	102,149,254
1 mo. USD LIBOR + 0.270%, 1.252%, due 05/05/20[1]	95,000,000	95,015,193
Svenska Handelsbanken
1 mo. USD LIBOR + 0.190%, 1.172%, due 05/05/20 [1]	91,000,000	91,013,544
1 mo. USD LIBOR + 0.230%, 1.215%, due 05/01/20 [1]	90,000,000	90,002,834
Toronto-Dominion Bank Ltd.
1 mo. USD LIBOR + 0.310%, 1.028%, due 05/20/20[1]	90,000,000	90,018,392
1 mo. USD LIBOR + 0.250%, 1.235%, due 05/07/20[1]	92,000,000	92,025,779
Westpac Banking Corp.
3 mo. USD LIBOR + 0.150%, 1.149%, due 06/08/20[1]	62,000,000	61,981,520
Total certificates of deposit (cost—$2,481,980,948)		2,482,164,182

Commercial paper[2]—54.3%
Asset backed-miscellaneous—19.3%
Albion Capital Corp.
0.450%, due 07/27/20	34,000,000	33,967,337
0.500%, due 07/27/20	52,000,000	51,950,045
1.016%, due 07/20/20	35,652,000	35,622,320
Antalis S.A.
0.460%, due 07/27/20	39,300,000	39,256,290
1.200%, due 07/13/20	49,620,000	49,576,855
1.710%, due 05/07/20	50,000,000	49,997,958
1.720%, due 05/05/20	25,000,000	24,999,219
Atlantic Asset Securitization LLC 0.550%, due 08/24/20	46,800,000	46,706,956
1 mo. USD LIBOR + 0.210%, 1.074%, due 05/11/20[1,3]	68,000,000	68,026,729
1.450%, due 07/02/20	53,000,000	52,971,247
Barton Capital Corp.
0.700%, due 07/22/20	50,000,000	49,942,937
0.800%, due 07/22/20	50,000,000	49,942,938
1.020%, due 06/05/20	120,000,000	119,956,800
1.120%, due 07/15/20	50,000,000	49,948,172
1.150%, due 07/20/20	37,000,000	36,958,875
1.220%, due 07/14/20	36,250,000	36,212,995
1.630%, due 05/27/20	96,000,000	95,974,152
1.700%, due 05/04/20	28,000,000	27,999,636
Chariot Funding LLC
1.100%, due 07/22/20	48,000,000	47,958,721
1.220%, due 07/09/20	25,800,000	25,781,940
1.250%, due 07/14/20	24,550,000	24,531,332
Charta LLC
1.100%, due 07/15/20	100,000,000	99,914,500
1.220%, due 07/07/20	49,250,000	49,215,859
1.330%, due 06/02/20	64,000,000	63,985,040

Prime Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(continued)
Fairway Finance Corp.
1 mo. USD LIBOR + 0.200%, 1.029%, due 05/12/20[1,3]	$37,000,000	$37,011,036
1 mo. USD LIBOR + 0.220%, 1.202%, due 05/04/20[1,3]	65,000,000	65,007,985
1.450%, due 06/30/20	35,000,000	34,975,507
Gotham Funding Corp.
1.370%, due 05/04/20	30,000,000	29,999,450
1.400%, due 07/01/20	99,000,000	98,922,763
Liberty Street Funding LLC
1.300%, due 06/01/20	35,000,000	34,989,018
1.300%, due 06/03/20	102,000,000	101,965,609
1.300%, due 07/06/20	35,000,000	34,973,358
1.350%, due 07/07/20	63,000,000	62,951,091
LMA Americas LLC
0.700%, due 07/23/20	49,700,000	49,644,336
1.350%, due 07/01/20	53,000,000	52,962,850
1.470%, due 07/02/20	21,000,000	20,984,933
1.470%, due 07/06/20	21,000,000	20,983,468
1.840%, due 07/06/20	20,000,000	19,984,255
Manhattan Asset Funding Co. LLC
1.250%, due 07/06/20	75,000,000	74,943,190
1.350%, due 06/01/20	45,000,000	44,979,880
Nieuw Amsterdam Receivables Corp.
1.090%, due 06/11/20	33,000,000	32,985,755
1.500%, due 06/08/20	22,540,000	22,531,087
Old Line Funding LLC
0.500%, due 08/31/20[3]	50,000,000	49,906,042
1 mo. USD LIBOR + 0.240%, 0.644%, due 05/01/20[1,3]	25,000,000	24,999,430
1 mo. USD LIBOR + 0.090%, 0.954%, due 05/11/20[1,3]	21,000,000	20,923,225
0.960%, due 09/08/20	40,000,000	39,919,944
1.100%, due 07/23/20[3]	50,000,000	49,955,666
3 mo. USD LIBOR, 1.109%, due 07/21/20[1,3]	24,750,000	24,746,287
1.280%, due 07/13/20	20,000,000	19,981,623
1.650%, due 08/17/20	50,000,000	49,925,063
1.690%, due 08/05/20	45,000,000	44,947,256
1.820%, due 07/16/20	35,000,000	34,986,675
1.820%, due 07/17/20[3]	30,000,000	29,976,600
1.860%, due 07/13/20	25,000,000	24,982,168
Sheffield Receivables Corp.
1.500%, due 06/01/20	35,000,000	34,989,018
1.500%, due 06/08/20	70,000,000	69,972,321
1.500%, due 06/24/20	55,000,000	54,963,700
Starbird Funding Corp. 0.050%, due 05/01/20	158,000,000	157,999,341
Thunder Bay Funding LLC
1.170%, due 09/02/20	40,000,000	39,932,917
1.820%, due 07/16/20	50,000,000	49,958,826
Versailles Commercial Paper LLC
1 mo. USD LIBOR + 0.120%, 0.984%, due 05/11/20[1,3]	43,000,000	42,984,090
1.100%, due 07/22/20	34,000,000	33,962,609

	Face amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
1 mo. USD LIBOR + 0.160%, 1.176%, due 05/04/20[1,3]	$67,000,000	$66,971,753
1.350%, due 05/21/20	30,100,000	30,095,611
1.350%, due 06/10/20	50,000,000	49,979,044
1.350%, due 06/17/20	70,000,000	69,964,533

		3,189,218,166

Banking-non-U.S.—26.5%
Australia & New Zealand Banking Group Ltd.
1 mo. USD LIBOR + 0.270%, 1.084%, due 05/15/20[1,3]	70,000,000	70,038,258
Bank of Nova Scotia
1 mo. USD LIBOR + 0.290%, 0.694%, due 05/29/20[1,3]	75,000,000	75,036,714
Barclays Bank PLC
0.750%, due 07/28/20	50,000,000	49,936,093
1.660%, due 05/15/20	48,000,000	47,997,400
BNZ International Funding Ltd.
1 mo. USD LIBOR + 0.200%, 0.638%, due 05/29/20[1,3]	70,000,000	70,023,940
1 mo. USD LIBOR + 0.230%, 1.044%, due 05/15/20[1,3]	80,000,000	80,029,862
3 mo. USD LIBOR + 0.110%, 1.364%, due 06/04/20[1,3]	61,000,000	60,981,565
BPCE SA
0.650%, due 08/31/20	50,000,000	49,939,525
0.800%, due 08/31/20	50,000,000	49,939,525
Canadian Imperial Bank of Commerce
3 mo. USD LIBOR + 0.140%, 1.891%, due 05/04/20[1,3]	95,000,000	94,995,206
Commonwealth Bank of Australia
1 mo. USD LIBOR + 0.180%, 1.101%, due 05/11/20[1,3]	61,000,000	61,012,295
1 mo. USD LIBOR + 0.190%, 1.172%, due 05/06/20[1,3]	100,000,000	100,022,881
3 mo. USD LIBOR + 0.120%, 1.374%, due 06/04/20[1,3]	33,000,000	32,984,563
3 mo. USD LIBOR + 0.050%, 1.402%, due 07/08/20[1,3]	64,000,000	63,972,492
Credit Industriel et Commercial
0.060%, due 05/01/20	300,000,000	299,999,682
3 mo. USD LIBOR + 0.050%, 1.792%, due 05/07/20[1,3]	96,000,000	96,000,556
DBS Bank Ltd.
1.610%, due 08/21/20	32,000,000	31,943,952
1.645%, due 05/11/20	65,000,000	64,996,326
1.690%, due 07/31/20	39,000,000	38,956,944
1.890%, due 05/01/20	30,000,000	29,999,836
Dexia Credit Local SA
0.500%, due 08/04/20	120,000,000	119,956,480
0.500%, due 09/14/20	61,000,000	60,942,894
0.530%, due 09/21/20	46,000,000	45,954,368
1.590%, due 07/28/20	53,000,000	52,985,194
1.860%, due 05/22/20	40,000,000	39,998,973

Prime Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
Commercial paper[2]—(continued)
Banking-non-U.S.—(continued)
Federation Des Caisses Desjardins du Quebec
0.040%, due 05/06/20	$128,500,000	$128,498,179
0.060%, due 05/01/20	80,000,000	79,999,866
0.065%, due 05/01/20	75,000,000	74,999,875
1 mo. USD LIBOR + 0.240%, 1.233%, due 05/04/20[1,3]	170,000,000	169,996,608
3 mo. USD LIBOR + 0.080%, 1.275%, due 06/23/20[1,3]	49,000,000	49,001,151
HSBC Bank PLC
1 mo. USD LIBOR + 0.070%, 0.788%, due 05/20/20[1,3]	97,000,000	96,927,694
Mitsubishi UFJ Trust & Banking Corp.
0.480%, due 07/28/20	69,000,000	68,921,873
1.100%, due 07/15/20	50,000,000	49,953,872
1.650%, due 05/19/20	87,000,000	86,989,945
National Australia Bank Ltd.
1 mo. USD LIBOR + 0.190%, 1.172%, due 05/06/20[1,3]	91,000,000	91,016,175
3 mo. USD LIBOR + 0.120%, 1.374%, due 06/04/20[1,3]	30,000,000	29,985,966
National Bank of Canada
1 mo. USD LIBOR + 0.190%, 1.175%, due 05/07/20[1,3]	92,000,000	92,016,876
3 mo. USD LIBOR, 1.176%, due 07/16/20[1,3]	105,000,000	104,984,484
1 mo. USD LIBOR + 0.290%, 1.283%, due 05/04/20[1,3]	102,000,000	102,047,758
Nordea Bank AB 0.025%, due 05/01/20	135,000,000	134,999,569
Oversea-Chinese Banking Corp. Ltd.
0.450%, due 09/09/20	103,000,000	102,675,207
1 mo. USD LIBOR + 0.280%, 1.109%, due 05/11/20[1,3]	90,000,000	90,012,924
3 mo. USD LIBOR + 0.040%, 1.777%, due 05/05/20[1,3]	65,000,000	64,824,690
3 mo. USD LIBOR + 0.120%, 1.857%, due 05/06/20[1,3]	30,000,000	29,986,228
Royal Bank of Canada
1 mo. USD LIBOR + 0.240%, 1.222%, due 05/05/20[1,3]	90,000,000	90,020,410
Societe Generale SA
3 mo. USD LIBOR + 0.050%, 1.437%, due 07/07/20[1,3]	100,000,000	99,985,842
Sumitomo Mitsui Banking Corp. 0.370%, due 07/21/20	25,000,000	24,981,038
Sumitomo Mitsui Trust Bank Ltd.
0.060%, due 05/01/20	255,000,000	254,999,314
0.510%, due 07/29/20	34,000,000	33,960,900
1.650%, due 06/18/20	79,250,000	79,217,100
1.840%, due 05/04/20	61,000,000	60,999,268
1.860%, due 05/04/20	60,000,000	59,999,280
Svenska Handelsbanken
3 mo. USD LIBOR + 0.050%, 1.423%, due 07/06/20[1,3]	102,000,000	101,956,439

	Face amount	Value
Commercial paper[2]—(concluded)
Banking-non-U.S.—(concluded)
Westpac Banking Corp.
3 mo. USD LIBOR + 0.070%, 1.289%, due 07/15/20[1,3]	$77,000,000	$76,849,703
3 mo. USD LIBOR + 0.040%, 1.782%, due 05/01/20[1,3]	66,000,000	65,821,985

		4,385,275,743

Banking-U.S.—6.8%
Bedford Row Funding Corp.
1 mo. USD LIBOR + 0.200%, 0.687%, due 05/27/20[1,3]	53,000,000	53,019,206
1 mo. USD LIBOR + 0.250%, 0.737%, due 05/27/20[1,3]	80,000,000	80,004,885
3 mo. USD LIBOR + 0.060%, 1.802%, due 05/01/20[1,3]	45,000,000	44,851,729
3 mo. USD LIBOR + 0.100%, 1.841%, due 05/05/20[1,3]	24,000,000	23,987,892
Citigroup Global Markets Holdings, Inc. 1.100%, due 07/15/20	49,500,000	49,473,562
Collateralized Commercial Paper FLEX Co. LLC
1 mo. USD LIBOR + 0.230%, 1.044%, due 05/15/20[1,3]	38,000,000	38,014,185
1 mo. USD LIBOR + 0.150%, 1.135%, due 05/01/20[1,3]	60,000,000	59,798,105
1 mo. USD LIBOR + 0.250%, 1.235%, due 05/01/20[1,3]	30,000,000	29,991,838
3 mo. USD LIBOR + 0.080%, 1.400%, due 07/09/20[1,3]	25,000,000	24,976,227
3 mo. USD LIBOR + 0.100%, 1.473%, due 07/06/20[1,3]	85,000,000	84,927,453
3 mo. USD LIBOR + 0.110%, 1.757%, due 05/26/20[1,3]	96,000,000	95,931,543
Collateralized Commercial Paper V Co. LLC
3 mo. USD LIBOR + 0.040%, 0.881%, due 07/29/20[1]	72,750,000	72,657,811
1 mo. USD LIBOR + 0.300%, 1.293%, due 05/04/20[1]	100,000,000	99,995,223
ING U.S. Funding LLC
0.540%, due 09/01/20	40,000,000	39,938,964
0.800%, due 08/19/20	75,000,000	74,906,344
0.810%, due 09/22/20	75,000,000	74,876,750
1 mo. USD LIBOR + 0.270%, 1.255%, due 05/01/20[1,3]	90,000,000	89,966,417
1 mo. USD LIBOR + 0.330%, 1.323%, due 05/04/20[1,3]	90,000,000	89,974,463

		1,127,292,597

Finance-other—1.7%
CNPC Finance HK Ltd.
0.660%, due 05/06/20	125,000,000	124,993,313
0.750%, due 05/01/20	75,000,000	74,999,319
0.750%, due 05/05/20	75,000,000	74,996,646

		274,989,278
Total commercial paper (cost—$8,973,152,348)		8,976,775,784

Prime Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
Time deposits—9.4%
Banking-non-U.S.—9.4%
ABN AMRO Bank NV 0.050%, due 05/01/20	$300,000,000	$300,000,000
Credit Agricole Corporate & Investment Bank 0.040%, due 05/01/20	189,000,000	189,000,000
Mizuho Corporate Bank Ltd. 0.060%, due 05/01/20	757,000,000	757,000,000
Natixis 0.040%, due 05/01/20	300,000,000	300,000,000
Total time deposits (cost—$1,546,000,000)		1,546,000,000

U.S. Treasury obligations—1.7%
U.S. Treasury Bills
0.204%, due 06/23/20[2]	150,000,000	149,980,677
0.203%, due 07/21/20[2]	137,000,000	136,970,716
Total U.S. Treasury obligations (cost—$286,893,852)		286,951,393

Repurchase agreements—21.1%
Repurchase agreement dated 04/30/20 with Barclays Bank PLC, 0.020% due 05/01/20, collateralized by $188,104,700 U.S. Treasury Inflation Index Notes, 0.125% to 0.625% due 07/15/21 to 01/15/30 (value—$204,000,020); proceeds: $200,000,111	200,000,000	200,000,000
Repurchase agreement dated 04/30/20 with Barclays Bank PLC, 0.030% due 05/01/20, collateralized by $74,712,036 Federal Home Loan Mortgage Corp. obligation, 4.000% due 07/01/49 and $415,236,135 Federal National Mortgage Association obligations, 3.000% due 03/01/50 (value—$510,000,001); proceeds: $500,000,417	500,000,000	500,000,000
Repurchase agreement dated 04/30/20 with BNP Paribas SA, 0.170% due 05/01/20, collateralized by $7 Federal National Mortgage Association obligation, 5.381% due 02/25/40, $300 U.S. Treasury Inflation Index Note, 0.125% due 01/15/30 and $312,552,715 various asset-backed convertible bonds, 0.677% to 5.750% due 03/12/21 to 11/15/48; (value—$212,248,028); proceeds: $200,000,944	200,000,000	200,000,000
Repurchase agreement dated 04/30/20 with BNP Paribas SA, 0.220% due 05/01/20, collateralized by $95,714,753 various asset-backed convertible bonds, zero coupon to 10.000% due 06/01/20 to 12/31/99 and 3,073,000 shares of various equity securities; (value—$85,943,686); proceeds: $80,000,489	80,000,000	80,000,000

	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/30/20 with Fixed Income Clearing Corp., 0.030% due 05/01/20, collateralized by $437,010,000 U.S. Treasury Bills, zero coupon due 07/16/20 to 07/23/20 and $591,165,000 U.S. Treasury Inflation Index Note, 1.250% due 07/15/20; (value—$1,134,244,208); proceeds: $1,112,000,927	$1,112,000,000	$1,112,000,000
Repurchase agreement dated 04/01/20 with J.P. Morgan Securities LLC, SOFR + 0.01%, 0.020% due 05/07/20, collateralized by $47,871,077 Federal Home Loan Mortgage Corp. obligations, 2.500% to 6.000% due 02/01/30 to 12/01/49, $276,203,670 Federal National Mortgage Association obligations, 1.690% to 7.000% due 02/01/26 to 11/01/49 and $14,677,896 Government National Mortgage Association obligations, 3.500% to 4.000% due 12/20/49 to 01/20/50; (value—$204,000,000); proceeds: $200,003,222[4]	200,000,000	200,000,000
Repurchase agreement dated 04/28/20 with J.P. Morgan Securities LLC, OBFR + 0.23%, 0.270% due 05/07/20, collateralized by $80,500,202 various asset-backed convertible bonds, 0.811% to 9.250% due 08/15/20 to 10/23/55 and 4,668,200 shares of various equity securities; (value—$79,925,616); proceeds: $75,001,125[4]	75,000,000	75,000,000
Repurchase agreement dated 04/30/20 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.040% due 05/01/20, collateralized by $144,787,386 Government National Mortgage Association obligation, 2.500% due 04/20/50; (value—$153,000,000); proceeds: $150,000,167	150,000,000	150,000,000
Repurchase agreement dated 04/30/20 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.040% due 05/01/20, collateralized by $455,708,917 Government National Mortgage Association obligations, 3.500% due 09/20/45 to 11/20/45; (value—$204,000,000); proceeds: $200,000,222	200,000,000	200,000,000
Repurchase agreement dated 04/01/20 with Merrill Lynch Pierce Fenner & Smith, Inc., OBFR + 0.38%, 0.420% due 05/01/20, collateralized by $196,084,364 various asset-backed convertible bonds, 1.471% to 6.500% due 07/17/29 to 10/25/58; (value—$80,250,000); proceeds: $75,025,375[4]	75,000,000	75,000,000
Repurchase agreement dated 04/01/20 with Merrill Lynch Pierce Fenner & Smith, Inc., OBFR + 0.65%, 0.690% due 08/03/20, collateralized by $68,092,201 various asset-backed convertible bonds, zero coupon to 5.000% due 03/01/22 to 12/15/35 and 521,926 shares of various equity securities; (value—$80,250,000); proceeds: $75,041,688[4]	75,000,000	75,000,000

Prime Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/01/20 with Merrill Lynch Pierce Fenner & Smith, Inc., OBFR + 0.65%, 0.690% due 08/03/20, collateralized by $21,887,522 various asset-backed convertible bonds, zero coupon to 10.000% due 05/22/20 to 06/01/48 and 19,996,049 shares of various equity securities; (value—$251,450,009); proceeds: $235,130,621[4]	$235,000,000	$235,000,000
Repurchase agreement dated 04/30/20 with Mitsubishi UFJ Securities USA, Inc., 0.030% due 05/01/20, collateralized by $30,812,746 Federal Home Loan Mortgage Corp. obligations, 3.000% to 3.500% due 10/15/37 to 04/15/54, $43,806,982 Federal National Mortgage Association obligations, 3.500% due 02/25/48 to 02/25/49 and $129,303,499 Government National Mortgage Association obligations, 2.500% to 4.000% due 10/20/38 to 10/20/48; (value—$178,500,000); proceeds: $175,000,146	175,000,000	175,000,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/30/20 with Toronto-Dominion Bank, 0.040% due 05/01/20, collateralized by $212,291,453 Federal Home Loan Mortgage Corp. obligations, 1.500% to 8.000% due 08/01/20 to 02/01/50, $446,352,906 Federal National Mortgage Association obligations, 1.250% to 6.500% due 08/01/20 to 04/01/50 and $5,000,000 Government National Mortgage Association obligation, 2.000% due 05/20/43; (value—$204,000,000); proceeds: $200,000,222	$200,000,000	$200,000,000
Total repurchase agreements (cost—$3,477,000,000)		3,477,000,000
Total investments (cost—$16,765,027,148 which approximates cost for federal income tax purposes)—101.5%		16,768,891,359

Liabilities in excess of other assets—(1.5)%		(248,137,481)
Net assets—100.0%		$16,520,753,878

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 72.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Certificates of deposit	$—	$2,482,164,182	$—	$2,482,164,182
Commercial paper	—	8,976,775,784	—	8,976,775,784
Time deposits	—	1,546,000,000	—	1,546,000,000
U.S. Treasury obligations	—	286,951,393	—	286,951,393
Repurchase agreements	—	3,477,000,000	—	3,477,000,000
Total	$—	$16,768,891,359	$—	$16,768,891,359

At April 30, 2020, there were no transfers in or out of Level 3.

Prime Master Fund

Portfolio of investments—April 30, 2020

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $ 3,356,486,053, represented 20.3% of the Fund’s net assets at period end.

[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2020 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2020.

See accompanying notes to financial statements.

ESG Prime Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
Certificates of deposit—2.1%
Banking-non-U.S.—1.7%
Oversea-Chinese Banking Corp. Ltd.
1 mo. USD LIBOR + 0.140%, 0.807%, due 05/22/20[1]	$250,000	$249,859
Skandinaviska Enskilda Banken AB
1 mo. USD LIBOR + 0.130%, 0.700%, due 05/26/20[1]	250,000	249,880
Sumitomo Mitsui Banking Corp.
1 mo. USD LIBOR + 0.110%, 0.548%, due 05/29/20[1]	250,000	249,953
1.770%, due 05/15/20	500,000	500,337
		1,250,029

Banking-U.S.—0.4%
Cooperatieve Rabobank UA
1 mo. USD LIBOR + 0.070%, 0.864%, due 05/18/20[1]	300,000	299,288
Total certificates of deposit (cost—$1,550,002)		1,549,317

Commercial paper[2]—67.1%
Asset backed-miscellaneous—34.9%
Albion Capital Corp. 0.170%, due 05/20/20	300,000	299,972
0.370%, due 07/20/20	600,000	599,500
0.393%, due 07/27/20	600,000	599,424
Antalis SA 0.455%, due 07/27/20	700,000	699,221
Atlantic Asset Securitization LLC 0.030%, due 05/01/20	1,000,000	1,000,005
0.261%, due 05/22/20	500,000	499,920
0.325%, due 06/24/20	500,000	499,752
0.357%, due 06/03/20	300,000	299,899
0.450%, due 08/04/20	400,000	399,520
Barton Capital SA 0.065%, due 05/01/20	750,000	749,999
0.360%, due 06/05/20	300,000	299,892
0.490%, due 07/14/20	500,000	499,490
CAFCO LLC 0.307%, due 07/01/20	750,000	749,603
Cancara Asset Securitisation LLC 0.188%, due 05/01/20	600,000	599,997
0.310%, due 06/05/20	300,000	299,907
Chariot Funding LLC 0.200%, due 05/21/20	750,000	749,912
0.364%, due 07/13/20	500,000	499,626
0.365%, due 07/14/20	450,000	449,658
Charta LLC 0.367%, due 07/07/20	750,000	749,480
CRC Funding LLC 0.125%, due 05/05/20	300,000	299,995
0.430%, due 07/08/20	750,000	749,382
Fairway Finance Co. LLC 0.413%, due 06/30/20	250,000	249,825
0.457%, due 07/13/20	300,000	299,718
0.613%, due 08/20/20	250,000	249,523
Gotham Funding Corp. 0.453%, due 07/01/20	500,000	499,610
0.465%, due 07/08/20	500,000	499,554

	Face amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
Liberty Street Funding LLC 0.353%, due 06/01/20	$750,000	$749,765
LMA Americas LLC 0.109%, due 05/04/20	300,000	299,996
0.407%, due 07/01/20	250,000	249,825
0.527%, due 08/06/20	300,000	299,570
Manhattan Asset Funding Co. LLC 0.505%, due 06/02/20	1,000,000	999,537
0.515%, due 06/08/20	750,000	749,582
Nieuw Amsterdam Receivables Corp. 0.370%, due 06/11/20	250,000	249,892
0.478%, due 08/05/20	500,000	499,356
Old Line Funding LLC 0.407%, due 07/01/20	750,000	749,474
0.473%, due 07/21/20	500,000	499,461
3 mo. USD LIBOR + 0.000%, 1.109%, due 07/21/20[1,3]	250,000	249,962
Sheffield Receivables Co. LLC 0.150%, due 05/05/20	300,000	299,994
0.360%, due 06/05/20	300,000	299,892
Starbird Funding Corp. 0.150%, due 05/01/20	2,000,000	1,999,992
0.433%, due 07/09/20	500,000	499,579
Thunder Bay Funding LLC 0.317%, due 06/03/20	600,000	599,820
0.385%, due 07/16/20	250,000	249,794
Versailles Commercial Paper LLC 0.230%, due 05/07/20	300,000	299,987
0.233%, due 05/20/20	450,000	449,942
0.380%, due 06/17/20	250,000	249,873
0.477%, due 07/22/20	500,000	499,450
Victory Receivables Corp. 0.483%, due 07/09/20	750,000	749,296
0.527%, due 06/01/20	500,000	499,766

		25,686,189

Banking-non-U.S.—22.8%
ANZ New Zealand Int’l Ltd. 0.237%, due 07/15/20	1,000,000	999,500
3 mo. USD LIBOR + 0.080%, 1.299%, due 07/15/20[1,3]	250,000	249,529
Bank of Nova Scotia
3 mo. USD LIBOR + 0.090%, 1.940%, due 05/18/20[1,3]	300,000	299,623
Banque et Caisse d’Epargne de l’Etat 0.575%, due 09/24/20	700,000	698,357
BNZ International Funding Ltd.
1 mo. USD LIBOR + 0.210%, 0.648%, due 05/29/20[1,3]	300,000	300,105
Canadian Imperial Holdings, Inc. 0.098%, due 05/12/20	450,000	449,985
Commonwealth Bank of Australia
3 mo. USD LIBOR + 0.050%, 1.148%, due 07/22/20[1,3]	300,000	299,355
Credit Industriel et Commercial 0.330%, due 07/24/20	250,000	249,805

ESG Prime Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
Commercial paper[2]—(continued)
Banking-non-U.S.—(concluded)
DBS Bank Ltd. 0.492%, due 08/10/20	$500,000	$499,303
0.612%, due 09/04/20	250,000	249,460
Dexia Credit Local SA 0.113%, due 07/28/20	300,000	299,916
Erste Abwicklungsanstalt 0.092%, due 05/04/20	550,000	549,994
Federation des Caisses Desjardins du Quebec 0.085%, due 05/06/20	1,500,000	1,499,979
0.592%, due 09/22/20	250,000	249,404
Mitsubishi UFJ Trust & Banking Corp. 0.425%, due 07/08/20	500,000	499,593
0.440%, due 07/17/20	750,000	749,285
MUFG Bank Ltd. 0.540%, due 06/15/20	251,000	250,827
Natixis SA 0.193%, due 06/09/20	450,000	449,904
0.310%, due 07/09/20	500,000	499,699
0.418%, due 08/03/20	250,000	249,724
Nordea Bank Abp 0.189%, due 07/10/20	500,000	499,814
0.189%, due 07/10/20	300,000	299,888
Oversea-Chinese Banking Corp. Ltd. 0.860%, due 09/09/20	750,000	747,635
Societe Generale SA 0.248%, due 06/22/20	500,000	499,818
0.347%, due 08/24/20	700,000	699,217
0.347%, due 08/24/20	600,000	599,329
Sumitomo Mitsui Banking Corp. 0.167%, due 05/19/20	250,000	249,978
0.330%, due 07/20/20	750,000	749,443
Sumitomo Mitsui Trust Bank Ltd. 0.440%, due 07/23/20	1,000,000	998,973
0.460%, due 07/29/20	1,000,000	998,850
Toronto-Dominion Bank Ltd. 0.151%, due 05/15/20	600,000	599,962
Westpac Banking Corp.
3 mo. USD LIBOR + 0.070%, 1.289%, due 07/15/20[1,3]	250,000	249,512

		16,785,766

Banking-U.S.—9.4%
ABN Amro Funding USA LLC 0.311%, due 06/01/20	600,000	599,834
0.539%, due 07/31/20	500,000	499,311
0.539%, due 07/31/20	300,000	299,587
Bedford Row Funding Corp. 0.430%, due 09/02/20	500,000	499,254
3 mo. USD LIBOR + 0.060%, 1.802%, due 05/01/20[1,3]	250,000	249,176
Citigroup Global Markets, Inc. 0.227%, due 07/07/20	500,000	499,786
0.253%, due 07/15/20	500,000	499,733
0.285%, due 10/06/20	250,000	249,685
Collateralized Commercial Paper FLEX Co. LLC 0.323%, due 07/13/20	250,000	249,834
0.400%, due 08/13/20	500,000	499,417

	Face amount	Value
Commercial paper[2]—(concluded)
Banking-U.S.—(concluded)
Collateralized Commercial Paper V Co. LLC
3 mo. USD LIBOR + 0.040%, 0.881%, due 07/29/20[1]	$250,000	$249,683
3 mo. USD LIBOR + 0.110%, 1.814%, due 05/14/20[1]	300,000	299,799
Cooperatieve Rabobank UA
1 mo. USD LIBOR + 0.160%, 1.142%, due 05/06/20[1]	300,000	300,052
ING U.S. Funding LLC 0.300%, due 07/10/20	400,000	399,763
0.300%, due 07/15/20	500,000	499,683
0.325%, due 08/03/20	500,000	499,571
0.405%, due 08/19/20	500,000	499,376

		6,893,544
Total commercial paper (cost—$49,317,632)		49,365,499

Time deposits—5.4%
Banking-non-U.S.—5.4%
Credit Agricole Corporate & Investment Bank 0.040%, due 05/01/20	1,000,000	1,000,000
Mizuho Bank Ltd. 0.060%, due 05/01/20	3,000,000	3,000,000
Total time deposits (cost—$4,000,000)		4,000,000

Repurchase agreements—24.5%
Repurchase agreement dated 04/30/20 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.020% due 05/01/20, collateralized by $17,999,000 U.S. Treasury Note, 1.500% due 08/31/21; (value—$18,360,031); proceeds: $18,000,010 (cost—$18,000,000)	18,000,000	18,000,000
Total investments (cost—$72,867,634 which approximates cost for federal income tax purposes)—99.1%		72,914,816

Other assets in excess of liabilities—0.9%		696,884
Net assets—100.0%		$73,611,700

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 72.

ESG Prime Master Fund

Portfolio of investments—April 30, 2020

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Certificates of deposit	$—	$1,549,317	$—	$1,549,317
Commercial paper	—	49,365,499	—	49,365,499
Time deposits	—	4,000,000	—	4,000,000
Repurchase agreements	—	18,000,000	—	18,000,000
Total	$—	$72,914,816	$—	$72,914,816

At April 30, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $1,897,262, represented 2.6% of the Fund’s net assets at period end.

See accompanying notes to financial statements.

Government Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
U.S. government agency obligations—49.7%
Federal Farm Credit Bank
0.080%, due 10/02/20[1]	$133,000,000	$132,954,484
0.160%, due 09/28/20[1]	22,298,000	22,283,135
0.200%, due 11/06/20[1]	97,000,000	96,898,150
0.200%, due 04/19/21[1]	75,000,000	74,852,917
0.500%, due 10/05/20[1]	100,000,000	99,781,944
0.520%, due 09/11/20[1]	90,000,000	89,827,100
0.520%, due 10/16/20[1]	45,000,000	44,890,800
0.520%, due 10/28/20[1]	45,000,000	44,883,000
1 mo. USD LIBOR + 0.020%, 0.884%, due 05/09/20[2]	141,500,000	141,473,560
1.550%, due 08/04/20[1]	87,500,000	87,142,101
Federal Home Loan Bank
SOFR + 0.020%, 0.030%, due 05/01/20[2]	181,000,000	181,000,000
SOFR + 0.030%, 0.040%, due 05/01/20[2]	287,000,000	286,866,752
SOFR + 0.060%, 0.070%, due 05/01/20[2]	31,000,000	31,000,000
0.090%, due 07/24/20[1]	203,000,000	202,957,370
SOFR + 0.100%, 0.110%, due 05/01/20[2]	320,000,000	320,000,000
0.114%, due 07/29/20[1]	116,000,000	115,967,307
0.120%, due 07/22/20[1]	127,000,000	126,965,287
SOFR + 0.120%, 0.130%, due 05/01/20[2]	44,500,000	44,500,000
SOFR + 0.140%, 0.150%, due 05/01/20[2]	114,000,000	114,000,000
0.150%, due 08/19/20[1]	114,000,000	113,947,750
0.160%, due 09/18/20[1]	128,000,000	127,920,356
SOFR + 0.160%, 0.170%, due 05/01/20[2]	114,000,000	114,000,000
0.170%, due 08/31/20[1]	95,000,000	94,945,269
0.172%, due 06/15/20[1]	75,000,000	74,984,063
0.180%, due 10/01/20[1]	31,670,000	31,645,772
0.190%, due 10/02/20[1]	114,000,000	113,907,343
0.190%, due 11/03/20[1]	123,000,000	122,879,255
0.190%, due 01/11/21[1]	100,000,000	99,865,417
0.200%, due 07/15/20[1]	136,000,000	135,943,333
0.200%, due 09/18/20[1]	38,000,000	37,970,444
0.200%, due 11/06/20[1]	318,000,000	317,666,100
0.200%, due 04/29/21[1]	71,000,000	70,856,817
0.210%, due 04/23/21[1]	75,000,000	74,843,813
SOFR + 0.230%, 0.240%, due 05/01/20[2]	448,000,000	448,000,000
0.240%, due 08/03/20[1]	100,000,000	99,937,333
0.240%, due 01/06/21[1]	53,000,000	52,911,667
SOFR + 0.240%, 0.250%, due 05/01/20[2]	188,000,000	188,017,766
0.250%, due 07/01/20[1]	28,000,000	27,988,139
0.261%, due 07/15/20[1]	76,000,000	75,958,675
0.280%, due 07/22/20[1]	9,300,000	9,294,069
0.280%, due 11/24/20[1]	72,000,000	71,884,080
0.290%, due 09/01/20[1]	181,000,000	180,820,659
0.310%, due 09/11/20	90,000,000	89,991,136
0.340%, due 11/16/20[1]	113,000,000	112,787,623
0.350%, due 12/29/20[1]	200,000,000	199,529,444

	Face amount	Value
U.S. government agency obligations—(concluded)
1 mo. USD LIBOR – 0.050%, 0.437%, due 05/27/20[2]	$49,000,000	$49,000,000
0.550%, due 05/07/20[1]	26,830,000	26,827,541
1 mo. USD LIBOR – 0.040%, 0.678%, due 05/18/20[2]	90,000,000	90,000,000
1 mo. USD LIBOR – 0.015%, 0.703%, due 05/20/20[2]	141,000,000	141,000,000
1 mo. USD LIBOR – 0.040%, 0.711%, due 05/17/20[2]	66,000,000	66,000,000
1 mo. USD LIBOR – 0.070%, 0.759%, due 05/12/20[2]	102,000,000	102,000,000
1 mo. USD LIBOR – 0.030%, 0.799%, due 05/12/20[2]	47,000,000	47,000,000
1 mo. USD LIBOR – 0.040%, 0.824%, due 05/09/20[2]	96,000,000	96,000,000
1 mo. USD LIBOR – 0.020%, 0.901%, due 05/08/20[2]	170,000,000	170,000,000
1 mo. USD LIBOR + 0.060%, 1.045%, due 05/07/20[2]	148,000,000	148,000,000
1 mo. USD LIBOR + 0.065%, 1.058%, due 05/02/20[2]	97,500,000	97,500,000
1.530%, due 05/01/20[1]	87,000,000	87,000,000
1.550%, due 05/08/20[1]	125,000,000	124,962,326
1.560%, due 06/03/20[1]	50,000,000	49,928,500
1.560%, due 07/15/20[1]	40,000,000	39,870,000
1.565%, due 05/20/20[1]	62,000,000	61,948,790
1.565%, due 07/06/20[1]	88,000,000	87,747,513
1.569%, due 05/06/20[1]	50,000,000	49,989,104
1.569%, due 05/22/20[1]	35,000,000	34,967,966
1.570%, due 05/06/20[1]	50,000,000	49,989,097
1.570%, due 06/01/20[1]	66,000,000	65,910,772
1.570%, due 06/12/20[1]	82,878,000	82,726,195
1.570%, due 07/31/20[1]	89,000,000	88,646,794
1.571%, due 05/08/20[1]	85,000,000	84,974,035
1.573%, due 05/01/20[1]	95,000,000	95,000,000
1.590%, due 06/17/20	4,000,000	3,999,943
1.590%, due 08/10/20[1]	54,000,000	53,759,115
1.595%, due 06/26/20[1]	48,000,000	47,880,907
1.600%, due 05/22/20[1]	138,500,000	138,370,733
1.600%, due 06/02/20[1]	41,000,000	40,941,689
1.605%, due 05/20/20[1]	29,900,000	29,874,672
Federal Home Loan Mortgage Corp.
SOFR + 0.005%, 0.015%, due 05/01/20[2]	146,000,000	146,000,000
SOFR + 0.010%, 0.020%, due 05/01/20[2]	200,000,000	200,000,000
0.130%, due 08/19/20[1]	139,000,000	138,944,786
0.140%, due 08/20/20[1]	98,000,000	97,957,697
Federal National Mortgage Association
SOFR + 0.040%, 0.050%, due 05/01/20[2]	215,000,000	215,000,000
0.180%, due 08/13/20[1]	24,500,000	24,487,260
0.190%, due 09/16/20[1]	116,000,000	115,915,513
0.220%, due 09/02/20[1]	22,000,000	21,983,329
0.280%, due 07/15/20[1]	87,000,000	86,949,250
1.555%, due 05/15/20[1]	87,000,000	86,947,389
Total U.S. government agency obligations (cost—$8,832,741,146)		8,832,741,146

Government Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
U.S. Treasury obligations—8.9%
U.S. Treasury Bills
0.107%, due 08/04/20[1]	$155,000,000	$154,957,052
0.107%, due 08/20/20[1]	105,000,000	104,965,844
0.122%, due 09/15/20[1]	200,000,000	199,908,666
U.S. Treasury Notes
3 mo.Treasury money market yield + 0.045%, 0.170%, due 05/01/20[2]	46,000,000	45,999,317
3 mo.Treasury money market yield + 0.220%, 0.345%, due 05/01/20[2]	143,000,000	142,922,595
3 mo.Treasury money market yield + 0.300%, 0.425%, due 05/01/20[2]	97,000,000	97,087,978
1.375%, due 08/31/20	109,000,000	108,909,326
1.375%, due 09/15/20	47,000,000	46,985,058
1.375%, due 09/30/20	63,500,000	63,425,093
1.375%, due 10/31/20	56,000,000	56,168,465
1.500%, due 05/31/20	40,000,000	39,996,260
1.625%, due 07/31/20	46,000,000	46,005,391
1.625%, due 10/15/20	152,000,000	152,240,953
1.750%, due 11/15/20	44,000,000	44,053,546
2.000%, due 09/30/20	72,000,000	72,345,682
2.000%, due 11/30/20	39,000,000	39,357,429
2.000%, due 01/15/21	39,000,000	39,442,627
2.625%, due 08/15/20	116,000,000	116,330,974
Total U.S. Treasury obligations (cost—$1,571,102,256)		1,571,102,256

Repurchase agreements—41.4%
Repurchase agreement dated 04/30/20 with Fixed Income Clearing Corp., 0.030% due 05/01/20, collateralized by $2,009,190,000 U.S. Treasury Bills, zero coupon due 07/23/20 to 01/28/21, $1,113,395,000 U.S. Treasury Inflation Index Notes, 0.125% to 0.250% due 04/15/21 to 01/15/25 and $3,488,770,000 U.S. Treasury Notes, 0.125% to 2.250% due 12/31/21 to 12/31/24; (value—$6,788,106,544); proceeds: $6,655,005,546	6,655,000,000	6,655,000,000
Repurchase agreement dated 04/01/20 with J.P. Morgan Securities LLC, SOFR + 0.01%, 0.020% due 05/07/20, collateralized by $120,791,886 Federal Home Loan Mortgage Corp. obligations, 3.000% to 5.000% due 12/01/34 to 03/01/50 and $296,342,720 Federal National Mortgage Association obligations, 2.500% to 6.500% due 02/01/26 to 03/01/50; (value—$306,000,000); proceeds: $300,004,833[3]	300,000,000	300,000,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/01/20 with J.P. Morgan Securities LLC, OBFR + 0.22%, 0.260% due 07/29/20, collateralized by $79,750,780 Federal Home Loan Mortgage Corp. obligations, 2.718% to 5.736% due 10/15/32 to 10/15/47, $1,917,297,148 Federal National Mortgage Association obligations, zero coupon to 6.303% due 02/25/33 to 12/25/49 and $825,234,566 Government National Mortgage Association obligations, 0.030% to 6.082% due 05/20/37 to 05/16/58; (value—$103,000,000); proceeds: $100,020,944[3]	$100,000,000	$100,000,000
Repurchase agreement dated 01/10/20 with MUFG Securities Americas Inc., SOFR + 0.09%, 0.130% due 06/04/20, collateralized by $237,436,727 Federal Home Loan Mortgage Corp. obligations, 1.600% to 5.000% due 12/15/29 to 02/25/50 and $149,937,870 Federal National Mortgage Association obligations, 1.500% to 4.000% due 06/25/30 to 09/25/59; (value—$306,000,000); proceeds: $300,120,250[3]	300,000,000	300,000,000
Total repurchase agreements (cost—$7,355,000,000)		7,355,000,000
Total investments (cost—$17,758,843,402 which approximates cost for federal income tax purposes)—100.0%		17,758,843,402

Other assets in excess of liabilities—0.0%†		3,831,968
Net assets—100.0%		$17,762,675,370

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 72.

Government Master Fund

Portfolio of investments—April 30, 2020

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
U.S. government agency obligations	$—	$8,832,741,146	$—	$8,832,741,146
U.S. Treasury obligations	—	1,571,102,256	—	1,571,102,256
Repurchase agreements	—	7,355,000,000	—	7,355,000,000
Total	$—	$17,758,843,402	$—	$17,758,843,402

At April 30, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05%
[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.
[3]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2020 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2020.

See accompanying notes to financial statements.

Treasury Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
U.S. Treasury obligations—63.0%
U.S. Treasury Bills 0.048%, due 05/05/20[1]	$169,000,000	$168,991,128
0.055%, due 05/07/20[1]	300,000,000	299,998,750
0.055%, due 05/28/20[1]	164,000,000	163,805,660
0.065%, due 05/12/20[1]	250,000,000	249,981,934
0.069%, due 06/25/20[1]	736,275,000	736,275,000
0.076%, due 05/26/20[1]	1,357,400,000	1,357,400,000
0.084%, due 06/09/20[1]	300,000,000	299,916,800
0.086%, due 07/23/20[1]	300,000,000	299,928,758
0.086%, due 07/28/20[1]	300,000,000	299,879,000
0.092%, due 06/02/20[1]	498,000,000	497,959,227
0.093%, due 06/04/20[1]	270,000,000	269,969,273
0.096%, due 07/21/20[1]	272,000,000	271,879,436
0.106%, due 06/16/20[1]	518,000,000	517,930,226
0.106%, due 10/08/20[1]	31,140,000	31,117,856
0.114%, due 07/14/20[1]	360,000,000	359,917,120
0.116%, due 09/24/20[1]	200,000,000	199,945,656
0.119%, due 08/04/20[1]	945,000,000	944,707,610
0.119%, due 09/15/20[1]	600,000,000	599,734,753
0.125%, due 07/09/20[1]	600,000,000	599,857,975
0.142%, due 08/27/20[1]	798,230,000	797,895,187
0.142%, due 03/25/21[1]	250,000,000	249,760,833
0.151%, due 09/08/20[1]	408,000,000	407,779,222
0.152%, due 09/22/20[1]	250,000,000	249,880,000
0.237%, due 06/23/20[1]	455,000,000	454,836,977
0.267%, due 05/21/20[1]	627,000,000	626,941,056
0.341%, due 09/10/20[1]	309,000,000	308,656,433
0.719%, due 08/20/20[1]	478,000,000	477,129,523
0.918%, due 08/06/20[1]	351,000,000	350,411,625
U.S. Treasury Notes
3 mo.Treasury money market yield + 0.043%, 0.168%, due 05/01/20[2]	600,000,000	599,943,574
3 mo.Treasury money market yield + 0.045%, 0.170%, due 05/01/20[2]	254,000,000	253,875,643
3 mo.Treasury money market yield + 0.140%, 0.239%, due 05/01/20[2]	200,000,000	200,012,117
3 mo.Treasury money market yield + 0.115%, 0.240%, due 05/01/20[2]	735,000,000	734,682,974
3 mo.Treasury money market yield + 0.139%, 0.264%, due 05/01/20[2]	500,000,000	499,901,278
3 mo.Treasury money market yield + 0.154%, 0.279%, due 05/01/20[2]	250,000,000	249,850,881
3 mo.Treasury money market yield + 0.220%, 0.345%, due 05/01/20[2]	605,000,000	605,351,016
3 mo.Treasury money market yield + 0.300%, 0.425%, due 05/01/20[2]	486,784,000	487,117,869
1.375%, due 05/31/20	157,000,000	156,971,194
1.375%, due 08/31/20	235,000,000	234,805,704
1.375%, due 09/15/20	377,500,000	377,242,394

	Face amount	Value
U.S. Treasury obligations—(concluded)
1.375%, due 09/30/20	$279,000,000	$279,676,866
1.375%, due 10/31/20	345,000,000	345,158,505
1.500%, due 05/31/20	236,000,000	235,977,863
1.500%, due 07/15/20	150,000,000	149,979,613
1.625%, due 06/30/20	371,000,000	370,988,776
1.625%, due 07/31/20	104,000,000	104,012,188
1.625%, due 10/15/20	339,000,000	339,569,665
1.750%, due 10/31/20	250,000,000	250,311,966
1.750%, due 11/15/20	88,000,000	88,107,091
1.875%, due 06/30/20	100,000,000	100,032,577
2.000%, due 07/31/20	125,000,000	125,121,663
2.000%, due 09/30/20	466,000,000	467,323,088
2.000%, due 11/30/20	89,000,000	89,815,672
2.000%, due 01/15/21	89,000,000	90,010,097
2.125%, due 08/31/20	150,000,000	150,253,958
2.250%, due 03/31/21	30,000,000	30,589,373
2.375%, due 04/15/21	150,000,000	153,257,867
2.500%, due 05/31/20	401,000,000	401,284,728
2.500%, due 06/30/20	150,000,000	150,212,674
2.500%, due 12/31/20	150,000,000	152,480,213
2.500%, due 01/31/21	199,000,000	202,594,857
2.625%, due 07/31/20	250,000,000	250,600,508
2.625%, due 08/15/20	503,000,000	504,441,374
2.625%, due 11/15/20	150,000,000	152,077,374
2.750%, due 09/30/20	119,000,000	119,683,558
3.500%, due 05/15/20	125,000,000	125,092,926
Total U.S. Treasury obligations (cost—$21,920,896,702)		21,920,896,702

Repurchase agreements—36.9%
Repurchase agreement dated 04/30/20 with Barclays Capital, Inc., 0.020% due 05/01/20, collateralized by $632,000,900 U.S. Treasury Bonds, 2.750% to 4.375% due 05/15/41 to 08/15/42 and $4,437,605,100 U.S. Treasury Notes, 1.500% to 2.875% due 09/15/22 to 05/15/29; (value—$5,814,000,024); proceeds: $5,700,003,167	5,700,000,000	5,700,000,000

Repurchase agreement dated 04/30/20 with BNP Paribas SA, 0.030% due 05/01/20, collateralized by $1,217,200 U.S. Treasury Bills, zero coupon due 07/28/20 to 04/22/21, $179,536,935 U.S. Treasury Bonds, 2.375% to 8.750% due 08/15/20 to 11/15/49, $48,858,500 U.S. Treasury Bonds Principal STRIPs, zero coupon due 11/15/21 to 02/15/43, $53,390,535 U.S. Treasury Bonds STRIPs, zero coupon due 11/15/21 to 11/15/46, $1,616,600 U.S. Treasury Inflation Index Bonds, 0.875% to 3.875% due 01/15/25 to 02/15/47, $119,342,000 U.S. Treasury Inflation Index Notes, 0.125% to 0.625% due 07/15/21 to 01/15/30 and $140,239,600 U.S. Treasury Notes, 0.170% to 2.875% due 10/31/20 to 02/15/30; (value—$612,000,000); proceeds: $600,000,500

	600,000,000	600,000,000

Treasury Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/30/20 with Fixed Income Clearing Corp., 0.030% due 05/01/20, collateralized by $2,292,090,000 U.S. Treasury Inflation Index Notes, 0.250% to 1.250% due 07/15/20 to 01/15/25 and $1,058,220,000 U.S. Treasury Notes, 1.125% to 2.000% due 01/31/25 to 02/28/25; (value—$3,763,804,911); proceeds: $3,690,003,075	$3,690,000,000	$3,690,000,000
Repurchase agreement dated 04/28/20 with Goldman Sachs & Co., 0.010% due 05/05/20, collateralized by $6,412,599 U.S. Treasury Bond STRIP, zero coupon due 02/15/36, $580,000 U.S. Treasury Inflation Index Note, 0.375% due 01/15/27 and $191,874,900 U.S. Treasury Notes, 2.125% to 2.500% due 06/30/20 to 05/15/27; (value—$204,000,000); proceeds: $200,000,389	200,000,000	200,000,000
Repurchase agreement dated 04/30/20 with J.P. Morgan Securities LLC, 0.020% due 05/01/20, collateralized by $91,539,599 U.S. Treasury Bonds, 3.375% to 4.375% due 05/15/40 to 11/15/48 and $333,885,600 U.S. Treasury Notes, 2.250% to 2.500 due 01/31/24 to 11/15/24; (value—$510,000,000); proceeds: $500,000,278	500,000,000	500,000,000
Repurchase agreement dated 04/30/20 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.020% due 05/01/20, collateralized by $13,088,500 U.S. Treasury Bill, zero coupon due 06/11/20 and $483,861.45 U.S. Treasury Bond STRIP, zero coupon due 02/15/40; (value—$13,464,058); proceeds: $13,200,007	13,200,000	13,200,000
Repurchase agreement dated 04/30/20 with Mizuho Securities USA LLC, 0.020% due 05/01/20, collateralized by $153,010,300 U.S. Treasury Bills, zero coupon due 05/26/20 to 06/04/20; (value—$153,000,095); proceeds: $150,000,083	150,000,000	150,000,000
Repurchase agreement dated 04/27/20 with MUFG Securities Americas Inc., 0.020% due 05/04/20, collateralized by $9,608,000 U.S. Treasury Bonds, 3.875% due 08/15/40, $115,020,000 U.S. Treasury Inflation Index Notes, 0.375% due 07/15/23, $99,998,800 U.S. Treasury Notes, 2,875% due 11/30/23; (value—$255,000,096); Proceeds: $250,000,972	250,000,000	250,000,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/30/20 with MUFG Securities Americas Inc., 0.020% due 05/01/20, collateralized by $25,938,000 U.S. Treasury Bonds, 2.875% due 08/15/45, $9,189,888 U.S. Treasury Bonds STRIP zero coupon due 2/15/44, $204,229,600 U.S. Treasury Inflation Index Notes, 0.125% to 0.500% due 04/15/22 to 01/15/27, $342,049,700 U.S. Treasury Notes, 1.125% to 3.125% due 11/30/20 to 5/15/48; (value—$561,000,000); Proceeds: $550,000,306	$550,000,000	$550,000,000
Repurchase agreement dated 04/27/20 with MUFG Securities Canada Ltd., 0.020% due 05/04/20, collateralized by $4,294,100 U.S. Treasury Bill, zero coupon due 01/28/21, $70,010,900 U.S. Treasury Bonds, 2.750% to 3.000% due 05/15/42 to 08/15/42, $94,646,700 U.S. Treasury Inflation Index Notes, 0.250% to 0.625% due 01/15/24 to 07/15/29, $100,171,000 U.S. Treasury Notes, 0.250% to 3.125% due 05/31/21 to 11/15/29; (value—$306,000,015); Proceeds: $300,001,167	300,000,000	300,000,000
Repurchase agreement dated 04/30/20 with MUFG Securities Canada Ltd., 0.020% due 05/01/20, collateralized by $347,235,500 U.S. Treasury Bonds, 2.500% to 4.250% due 05/15/39 to 02/15/45, $200 U.S. Treasury Inflation Index Notes, 0.250% due 07/15/29, $317,674,200 U.S. Treasury Notes, 1.125% to 3.125% due 09/30/21 to 11/15/28; (value—$918,000,120); Proceeds: $900,000,500	900,000,000	900,000,000
Total repurchase agreements (cost—$12,853,200,000)		12,853,200,000
Total investments (cost—$34,774,096,702 which approximates cost for federal income tax purposes)—99.9%		34,774,096,702

Other assets in excess of liabilities—0.1%		29,624,071
Net assets—100.0%		$34,803,720,773

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 72.

Treasury Master Fund

Portfolio of investments—April 30, 2020

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
U.S. Treasury obligations	$—	$21,920,896,702	$—	$21,920,896,702
Repurchase agreements	—	12,853,200,000	—	12,853,200,000
Total	$—	$34,774,096,702	$—	$34,774,096,702

At April 30, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

See accompanying notes to financial statements.

Prime CNAV Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
Certificates of deposit—10.4%
Banking-non-U.S. —9.4%
Bank of Montreal
1 mo. USD LIBOR + 0.260%, 1.181%, due 05/11/20[1]	$50,000,000	$50,000,000
Bank of Nova Scotia
1 mo. USD LIBOR + 0.280%, 1.265%, due 05/01/20[1]	30,000,000	30,000,000
Canadian Imperial Bank of Commerce 1.155%, due 05/07/20[1]	8,000,000	7,999,965
1 mo. USD LIBOR + 0.280%, 1.265%, due 05/01/20[1]	30,000,000	30,000,000
Credit Industriel et Commercial
1 mo. USD LIBOR + 0.200%, 1.014%, due 05/15/20[1]	35,000,000	35,000,000
Credit Suisse AG
1 mo. USD LIBOR + 0.240%, 1.069%, due 05/11/20[1]	35,000,000	35,000,000
Mitsubishi UFJ Trust & Banking Corp. 0.470%, due 08/17/20	35,000,000	35,000,000
National Australia Bank Ltd.
3 mo. USD LIBOR + 0.120%, 1.857%, due 05/06/20[1]	35,000,000	35,000,000
Nordea Bank AB
3 mo. USD LIBOR + 0.100%, 0.996%, due 06/10/20[1]	35,000,000	35,000,000
1 mo. USD LIBOR + 0.270%, 1.255%, due 05/07/20[1]	33,000,000	33,000,000
1.850%, due 06/10/20	35,000,000	35,000,000
Oversea Chinese Banking 1.630%, due 08/19/20	15,000,000	15,000,000
Oversea-Chinese Banking Corp. Ltd.
1 mo. USD LIBOR + 0.270%, 1.252%, due 05/05/20[1]	20,000,000	20,000,000
Skandinaviska Enskilda Banken AB
1 mo. USD LIBOR + 0.280%, 0.850%, due 05/26/20[1]	20,000,000	20,000,000
1 mo. USD LIBOR + 0.080%, 0.909%, due 05/12/20[1]	12,000,000	12,000,000
1 mo. USD LIBOR + 0.270%, 1.134%, due 05/11/20[1]	30,000,000	30,000,000
3 mo. USD LIBOR + 0.080%, 1.453%, due 07/06/20[1]	35,000,000	35,000,000
3 mo. USD LIBOR + 0.050%, 1.781%, due 05/11/20[1]	35,000,000	35,000,000
Sumitomo Mitsui Banking Corp.
1 mo. USD LIBOR + 0.200%, 1.185%, due 05/07/20[1]	35,000,000	35,000,000
1 mo. USD LIBOR + 0.270%, 1.252%, due 05/05/20[1]	35,000,000	35,000,000
Svenska Handelsbanken
1 mo. USD LIBOR + 0.190%, 1.172%, due 05/05/20[1]	28,000,000	28,000,000
1 mo. USD LIBOR + 0.230%, 1.215%, due 05/01/20[1]	30,000,000	30,000,000
Toronto-Dominion Bank Ltd.
1 mo. USD LIBOR + 0.250%, 1.235%, due 05/07/20[1]	28,000,000	28,000,000

	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-U.S.—(concluded)
Westpac Banking Corp.
3 mo. USD LIBOR + 0.150%, 1.149%, due 06/08/20[1]	$22,000,000	$22,000,000

		705,999,965

Banking-U.S.—1.0%
Cooperatieve Centrale
3 mo. USD LIBOR + 0.050%, 1.437%, due 07/07/20[1]	21,000,000	21,000,000
3 mo. USD LIBOR + 0.080%, 1.784%, due 05/14/20[1]	16,000,000	16,000,000
Cooperatieve Rabobank UA
1 mo. USD LIBOR + 0.070%, 0.864%, due 05/18/20[1]	9,700,000	9,700,000
1 mo. USD LIBOR + 0.240%, 1.069%, due 05/14/20[1]	30,000,000	30,000,000

		76,700,000
Total certificates of deposit (cost—$782,699,965)		782,699,965

Commercial paper[2]—58.1%
Asset backed-miscellaneous—25.2%
Albion Capital Corp. 1.016%, due 07/20/20	16,000,000	15,964,444
Albion Capital Corp. SA/Albion Capital LLC 0.450%, due 07/27/20	15,000,000	14,983,687
0.500%, due 07/27/20	22,981,000	22,953,231
Antalis SA 1.200%, due 07/13/20	22,000,000	21,946,467
1.720%, due 05/05/20	10,000,000	9,998,089
Atlantic Asset Securitization LLC
1.017%, due 07/17/20	25,750,000	25,694,924
1 mo. USD LIBOR + 0.210%, 1.074%, due 05/11/20[1,3]	24,000,000	24,000,000
1.100%, due 09/03/20	30,200,000	30,084,653
1.450%, due 07/02/20	22,000,000	21,945,061
Barton Capital Corp. 1.630%, due 05/27/20	29,000,000	28,965,861
1.700%, due 05/04/20	11,000,000	10,998,442
Barton Capital SA 0.150%, due 05/01/20	25,000,000	25,000,000
1.020%, due 06/05/20	46,000,000	45,954,383
1.220%, due 07/14/20	59,500,000	59,350,787
Barton Capitall SA 1.200%, due 07/21/20	45,000,000	44,878,500
Chariot Funding LLC 1.100%, due 07/22/20	22,000,000	21,944,878
1.250%, due 07/13/20	9,500,000	9,475,920
1.650%, due 07/17/20	40,000,000	39,858,833
Charta LLC 1.250%, due 07/02/20	30,000,000	29,935,417
1.330%, due 06/02/20	27,000,000	26,968,080
Fairway Finance Co. LLC 0.920%, due 08/04/20	50,000,000	49,878,611
1 mo. USD LIBOR + 0.200%, 1.029%, due 05/12/20[1,3]	13,000,000	13,000,000
1 mo. USD LIBOR + 0.220%, 1.202%, due 05/04/20[1,3]	15,000,000	15,000,000

Prime CNAV Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
1.450%, due 06/30/20	$14,750,000	$14,714,354
Gotham Funding Corp. 1.120%, due 07/08/20	49,500,000	49,395,280
1.370%, due 05/04/20	12,666,000	12,664,554
1.400%, due 07/01/20	41,500,000	41,401,553
Liberty Street Funding LLC 1.300%, due 06/01/20	14,250,000	14,234,048
1.300%, due 06/03/20	48,000,000	47,942,800
1.300%, due 07/06/20	15,000,000	14,964,250
1.350%, due 07/07/20	27,000,000	26,932,162
1.650%, due 05/15/20	50,000,000	49,967,917
LMA Americas LLC 1.300%, due 07/06/20	28,000,000	27,933,267
1.350%, due 07/01/20	22,000,000	21,949,675
1.400%, due 07/02/20	50,000,000	49,879,444
1.470%, due 07/02/20	9,000,000	8,977,215
1.470%, due 07/06/20	9,000,000	8,975,745
1.690%, due 08/03/20	25,000,000	24,889,681
Manhattan Asset Funding Co. LLC 0.370%, due 07/10/20	100,000,000	99,928,056
1.350%, due 06/01/20	25,000,000	24,970,937
Nieuw Amsterdam Receivables Corp. 1.090%, due 06/11/20	13,000,000	12,983,862
1.500%, due 06/08/20	9,500,000	9,484,958
Old Line Funding LLC
1 mo. USD LIBOR + 0.090%, 0.954%, due 05/11/20[1,3]	33,000,000	33,000,000
0.960%, due 09/08/20	20,000,000	19,930,667
1.150%, due 07/21/20	42,750,000	42,639,384
1.280%, due 07/13/20	30,000,000	29,922,133
1.690%, due 08/05/20	17,000,000	16,923,387
1.710%, due 08/04/20[3]	35,000,000	34,842,062
1.820%, due 07/16/20	15,000,000	14,942,367
Sheffield Receivables Co. LLC 1.500%, due 06/01/20	15,000,000	14,980,625
1.500%, due 06/08/20	30,000,000	29,952,500
1.500%, due 06/24/20	25,000,000	24,943,750
Starbird Funding Corp. 0.050%, due 05/01/20	55,000,000	55,000,000
1.070%, due 07/09/20	72,550,000	72,401,212
Thunder Bay Funding LLC 1.170%, due 09/02/20	35,000,000	34,858,950
1.370%, due 07/07/20	50,000,000	49,872,514
Versailles Commercial Paper LLC
1 mo. USD LIBOR + 0.120%, 0.984%, due 05/11/20[1,3]	20,000,000	20,000,000
1.017%, due 06/09/20	15,000,000	14,983,750
1.100%, due 07/22/20	15,500,000	15,461,164
1 mo. USD LIBOR + 0.160%, 1.176%, due 05/04/20[1,3]	15,000,000	15,000,000
1.350%, due 06/17/20	54,750,000	54,653,503
1.350%, due 07/08/20	40,000,000	39,898,000
1.550%, due 05/20/20	34,500,000	34,471,777
Victory Receivables Corp. 1.400%, due 07/07/20	50,000,000	49,869,722

		1,889,517,493

	Face amount	Value
Commercial paper[2]—(continued)
Banking-non-U.S.—22.9%
Australia & New Zealand Banking Group Ltd.
1 mo. USD LIBOR + 0.270%, 1.084%, due 05/15/20[1,3]	$22,000,000	$22,000,000
Bank of Nova Scotia
1 mo. USD LIBOR + 0.290%, 0.694%, due 05/29/20[1,3]	20,000,000	20,000,000
1 mo. USD LIBOR + 0.200%, 0.873%, due 05/21/20[1,3]	15,000,000	14,999,459
Banque et Caisse d’Epargne de L’Etat 1.630%, due 08/17/20	37,000,000	36,819,070
Barclays Bank PLC 1.660%, due 05/15/20	27,000,000	26,982,570
BNZ International Funding Ltd.
1 mo. USD LIBOR + 0.200%, 0.638%, due 05/29/20[1,3]	30,000,000	30,000,000
3 mo. USD LIBOR + 0.110%, 1.364%, due 06/04/20[1,3]	23,000,000	23,000,000
Canadian Imperial Bank of Commerce
3 mo. USD LIBOR + 0.140%, 1.891%, due 05/04/20[1,3]	30,000,000	30,000,000
Commonwealth Bank of Australia
1 mo. USD LIBOR + 0.180%, 1.101%, due 05/11/20[1,3]	22,000,000	22,000,000
1 mo. USD LIBOR + 0.190%, 1.172%, due 05/06/20[1,3]	35,000,000	35,000,000
3 mo. USD LIBOR + 0.120%, 1.374%, due 06/04/20[1,3]	12,000,000	12,000,000
3 mo. USD LIBOR + 0.050%, 1.402%, due 07/08/20[1,3]	23,000,000	23,000,000
Credit Industriel et Commercial 1.650%, due 07/24/20	15,000,000	14,942,250
DBS Bank Ltd. 1.210%, due 09/04/20	59,750,000	59,496,959
1.610%, due 08/21/20	12,000,000	11,939,893
1.645%, due 05/11/20	24,000,000	23,989,033
1.690%, due 07/31/20	14,000,000	13,940,193
1.890%, due 05/01/20	50,000,000	50,000,000
Dexia Credit Local SA 0.500%, due 09/14/20	28,000,000	27,948,278
0.530%, due 09/21/20	21,000,000	20,956,717
0.640%, due 08/10/20	70,000,000	69,874,311
1.590%, due 07/28/20	35,000,000	34,863,967
1.860%, due 05/22/20	20,000,000	19,978,300
Erste Abwicklungsanstalt 1.630%, due 07/20/20	24,000,000	23,913,067
Federation des Caisses Desjardins du Quebec 0.040%, due 05/06/20	50,000,000	49,999,722
0.060%, due 05/01/20	20,000,000	20,000,000
0.065%, due 05/01/20	25,000,000	25,000,000
3 mo. USD LIBOR + 0.100%, 1.099%, due 06/09/20[1,3]	45,000,000	45,000,000
3 mo. USD LIBOR + 0.080%, 1.275%, due 06/23/20[1,3]	17,000,000	16,999,358
HSBC Bank PLC
1 mo. USD LIBOR + 0.070%, 0.788%, due 05/20/20[1,3]	37,000,000	37,000,000

Prime CNAV Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
Commercial paper[2]—(continued)
Banking-non-U.S.—(concluded)
Mitsubishi UFJ Trust & Banking Corp. 0.480%, due 07/28/20	$31,000,000	$30,963,627
1.650%, due 05/19/20	33,000,000	32,972,775
National Australia Bank Ltd.
1 mo. USD LIBOR + 0.190%, 1.172%, due 05/06/20[1,3]	28,000,000	28,000,000
3 mo. USD LIBOR + 0.120%, 1.374%, due 06/04/20[1,3]	10,000,000	10,000,000
National Bank of Canada
1 mo. USD LIBOR + 0.190%, 1.175%, due 05/07/20[1,3]	28,000,000	28,000,000
3 mo. USD LIBOR + 0.000%, 1.176%, due 07/16/20[1,3]	36,000,000	36,000,000
1 mo. USD LIBOR + 0.290%, 1.283%, due 05/04/20[1,3]	36,000,000	36,000,000
Nederlandse Waterschapsbank NV 1.600%, due 05/27/20	47,250,000	47,195,400
Nordea Bank AB 0.025%, due 05/01/20	43,000,000	43,000,000
Oversea-Chinese Banking Corp. Ltd. 0.450%, due 09/09/20	46,250,000	46,174,265
1 mo. USD LIBOR + 0.280%, 1.109%, due 05/11/20[1,3]	30,000,000	30,000,000
3 mo. USD LIBOR + 0.040%, 1.777%, due 05/05/20[1,3]	24,000,000	24,000,000
3 mo. USD LIBOR + 0.120%, 1.857%, due 05/06/20[1,3]	15,000,000	15,000,000
Royal Bank of Canada
1 mo. USD LIBOR + 0.240%, 1.222%, due 05/05/20[1,3]	25,000,000	25,000,000
Societe Generale SA 0.550%, due 08/24/20	35,000,000	34,938,507
0.700%, due 08/24/20	24,700,000	24,644,768
3 mo. USD LIBOR + 0.050%, 1.437%, due 07/07/20[1,3]	35,000,000	35,000,000
Sumitomo Mitsui Banking Corp. 0.730%, due 07/20/20	49,250,000	49,170,105
Sumitomo Mitsui Trust Bank Ltd. 0.060%, due 05/01/20	125,000,000	125,000,000
0.510%, due 07/23/20	35,000,000	34,958,846
1.840%, due 05/04/20	21,000,000	20,996,780
1.860%, due 05/04/20	20,000,000	19,996,900
Svenska Handelsbanken
3 mo. USD LIBOR + 0.050%, 1.423%, due 07/06/20[1,3]	35,000,000	35,000,000
Westpac Banking Corp.
3 mo. USD LIBOR + 0.040%, 1.782%, due 05/01/20[1,3]	40,000,000	40,000,000

		1,713,655,120

Banking-U.S.—8.6%
Bedford Row Funding Corp.
3 mo. USD LIBOR + 0.150%, 1.193%, due 07/23/20[1,3]	35,000,000	35,000,000
3 mo. USD LIBOR + 0.060%, 1.802%, due 05/01/20[1,3]	16,750,000	16,750,000

	Face amount	Value
Commercial paper[2]—(concluded)
Banking-U.S.—(concluded)
3 mo. USD LIBOR + 0.100%, 1.841%, due 05/05/20[1,3]	$11,000,000	$11,000,000
Citigroup Global Markets, Inc. 1.250%, due 07/07/20	49,500,000	49,384,844
Collateralized Commercial Paper FLEX Co. LLC
3 mo. USD LIBOR + 0.130%, 0.898%, due 06/11/20[1,3]	28,000,000	28,000,000
1 mo. USD LIBOR + 0.230%, 1.044%, due 05/15/20[1,3]	12,000,000	12,000,000
1 mo. USD LIBOR + 0.250%, 1.235%, due 05/01/20[1,3]	20,000,000	20,000,000
3 mo. USD LIBOR + 0.080%, 1.400%, due 07/09/20[1,3]	15,000,000	15,000,000
3 mo. USD LIBOR + 0.100%, 1.473%, due 07/06/20[1,3]	30,000,000	30,000,000
3 mo. USD LIBOR + 0.110%, 1.757%, due 05/26/20[1,3]	29,000,000	29,000,000
Collateralized Commercial Paper V Co. LLC
3 mo. USD LIBOR + 0.040%, 0.881%, due 07/29/20[1]	27,000,000	27,000,000
1 mo. USD LIBOR + 0.300%, 1.293%, due 05/04/20[1]	35,000,000	35,000,000
Credit Industriel et Commercial 0.060%, due 05/01/20	125,000,000	125,000,000
3 mo. USD LIBOR + 0.050%, 1.792%, due 05/07/20[1,3]	35,000,000	35,000,000
ING U.S. Funding LLC 0.540%, due 09/01/20	18,000,000	17,966,790
0.890%, due 08/19/20	74,500,000	74,297,401
1.017%, due 08/03/20	19,300,000	19,249,606
1 mo. USD LIBOR + 0.270%, 1.255%, due 05/01/20[1,3]	35,000,000	35,000,000
1 mo. USD LIBOR + 0.330%, 1.323%, due 05/04/20[1,3]	30,000,000	30,000,000

		644,648,641

Finance-other—1.4%
CNPC Finance HK Ltd. 0.660%, due 05/06/20	55,000,000	54,994,959
0.750%, due 05/05/20	50,000,000	49,995,833

		104,990,792
Total commercial paper (cost—$4,352,812,046)		4,352,812,046

Time deposits—7.7%
Banking-non-U.S.—7.7%
ABN Amro Bank NV 0.050%, due 05/01/20	70,000,000	70,000,000
Credit Agricole Corporate & Investment Bank 0.040%, due 05/01/20	129,000,000	129,000,000
Mizuho Bank Ltd. 0.060%, due 05/01/20	250,000,000	250,000,000
Natixis 0.040%, due 05/01/20	125,000,000	125,000,000
Total time deposits (cost—$574,000,000)		574,000,000

Prime CNAV Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
U.S. government agency obligations—1.3%
Federal Home Loan Bank
SOFR + 0.230%, 0.240%, due 05/01/20[1]	$50,000,000	$50,000,000
1.597%, due 05/22/20[2]	50,000,000	49,954,237
Total U.S. government agency obligations (cost—$99,954,237)		99,954,237

U.S. Treasury obligations—1.5%
U.S. Treasury Bills 0.203%, due 07/21/20	55,000,000	54,975,250
0.204%, due 06/23/20	60,000,000	59,982,201
Total U.S. Treasury obligations (cost—$114,957,451)		114,957,451

Repurchase agreements—22.1%
Repurchase agreement dated 04/30/20 with Barclays Bank PLC, 0.020% due 05/01/20, collateralized by $95,793,700 U.S. Treasury Inflation Note, 0.125% due 01/15/23 to 04/15/25; (value—$102,000,073); proceeds: $100,000,056	100,000,000	100,000,000
Repurchase agreement dated 04/30/20 with BNP Paribas SA, 0.220% due 05/01/20, collateralized by $19,927,649 various asset-backed convertible bonds, zero coupon to 11.500% due 01/07/20 to 02/25/30; (value—$16,050,690); proceeds: $15,000,092	15,000,000	15,000,000

Repurchase agreement dated 04/30/20 with BNP Paribas SA, 0.040% due 05/01/20, collateralized by $69,713,000 Federal Home Loan Bank obligations, zero coupon to 4.100% due 05/15/20 to 10/24/33, $500 Federal Home Loan Mortgage Corp., zero coupon due 12/11/25, $1,062,000 Federal National Mortgage Association obligations, 1.875% due 04/05/22, $350,000 Federal Farm Credit Bank obligation, 3.170% to 3.980% due 06/29/32 to 04/05/38, $81,500 U.S. Treasury Bond, 6.250% due 08/15/23, $119,500 U.S. Treasury Inflation Index Note, 0.125% due 07/15/22, $5,010,700 U.S. Treasury Notes, 1.375% to 2.750% due 09/15/20 to 05/31/23, $26,902,863 U.S. Treasury Bonds STRIPs, zero coupon due 11/15/22 to 11/15/46 and $2,362,182 various asset-backed convertible bonds, zero coupon due 05/22/25 to 09/30/26; (value—$102,021,805); proceeds: $100,000,111

	100,000,000	100,000,000
Repurchase agreement dated 04/30/20 with Fixed Income Clearing Corp., 0.030% due 05/01/20, collateralized by $478,775,000 U.S. Treasury Bills, zero coupon due 09/15/20 to 01/28/21 and $200,000,000 U.S. Treasury Inflation Index Notes, 1.125% due 1/15/21; (value—$714,002,354); proceeds: $700,000,583	700,000,000	700,000,000

	Face amount	Value
Repurchase agreements—(concluded)

Repurchase agreement dated 04/30/20 with Goldman Sachs & Co., 0.200% due 05/01/20, collateralized by $4,455,000, Federal Home Loan Bank obligations zero coupon to 4.300% due 05/08/2020 to 12/16/2044, $7,525,000 Federal Home Loan Mortgage Corp. zero coupon to 1.375% due 05/01/2020 to 07/15/2032, $700,000 Federal National Mortgage Association 2.625% due 09/06/2024, $113,005,000 U.S. Treasury Inflation Index Note, 0.625% due 01/15/24, $4,379,635 U.S. Treasury Bond STRIP, zero coupon due 02/15/37 and $5,897,700 U.S. Treasury Bond Principal STRIP, zero coupon due 02/15/31 (value—$150,144,005); proceeds: $147,200,082

	$147,200,000	$147,200,000
Repurchase agreement dated 04/01/20 with J.P. Morgan Securities LLC, SOFR + 0.01%, 0.020% due 05/07/20, collateralized by $207,219,270 Federal Home Loan Mortgage Corp., 2.500% to 6.000% due 08/01/28 to 03/01/50 and $37,031,846 Federal National Mortgage Association, 2.500% to 6.000% due 08/01/29 to 12/01/47; (value—$204,000,000); proceeds: $200,003,222[4]	200,000,000	200,000,000
Repurchase agreement dated 04/30/20 with J.P. Morgan Securities LLC., 0.040% due 05/01/20, collateralized by $64,847,591 Federal Home Loan Mortgage Corp., 3.000% to 7.000% due 05/01/27 to 03/01/50, $506,257,907 Federal National Mortgage Association, 2.500% to 7.000% due 09/01/22 to 05/01/50 and $3,563,891 Government National Mortgage Association obligations, 4.500% to 5.500% due 05/20/33 to 10/20/47; (value—$306,000,000); proceeds: $300,000,333	300,000,000	300,000,000
Repurchase agreement dated 04/01/20 with Merrill Lynch Pierce Fenner & Smith, Inc., OFR + 0.65%, 0.690% due 08/03/20, collateralized by 9,477,859 shares of Convertible Bond; (value—$26,750,001); proceeds: $25,013,896[4]	25,000,000	25,000,000
Repurchase agreement dated 04/01/20 with Merrill Lynch Pierce Fenner & Smith, Inc., SOFR + 0.65%, 0.690% due 08/03/20, collateralized by 24,642,433 shares of Convertible Bond; (value—$69,550,002); proceeds: $65,036,129[4]	65,000,000	65,000,000
Total repurchase agreements (cost—$1,652,200,000)		1,652,200,000
Total investments (cost—$7,576,623,699 which approximates cost for federal income tax purposes)—101.1%		7,576,623,699

Liabilities in excess of other assets—(1.1)%		(81,392,809)
Net assets—100.0%		$7,495,230,890

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 72.

Prime CNAV Master Fund

Portfolio of investments—April 30, 2020

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Certificates of deposit	$—	$782,699,965	$—	$782,699,965
Commercial paper	—	4,352,812,046	—	4,352,812,046
Time deposits	—	574,000,000	—	574,000,000
U.S. government agency obligations	—	99,954,237	—	99,954,237
U.S. Treasury obligations	—	114,957,451	—	114,957,451
Repurchase agreements	—	1,652,200,000	—	1,652,200,000
Total	$—	$7,576,623,699	$—	$7,576,623,699

At April 30, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $1,124,590,879, represented 15.0% of the Fund’s net assets at period end.

[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2020 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2020.

See accompanying notes to financial statements.

Tax-Free Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
Municipal bonds—93.9%
Alaska—0.6%
Alaska International Airports Revenue Refunding (System), Series A, 0.230%, VRD	$7,345,000	$7,345,000
Valdez Marine Terminal Revenue Refunding (Exxon Pipeline Co. Project), Series C, 0.140%, VRD	8,825,000	8,825,000

		16,170,000

Arizona—0.1%
Arizona Industrial Development Authority Revenue (Phoenix Childrens), Series A, 0.150%, VRD	1,325,000	1,325,000

California—4.8%
California Municipal Finance Authority Revenue (Chevron USA—Recovery Zone Bonds), Series B, 0.130%, VRD	6,500,000	6,500,000
City of Riverside, Electric Revenue Refunding, Series A, 0.170%, VRD	5,600,000	5,600,000
Irvine Improvement Bond Act 1915 (Assessment District 03-19), Series A, 0.100%, VRD [1]	1,350,000	1,350,000
Irvine Improvement Bond Act 1915 (Reassessment District No. 05-21), Series A, 0.100%, VRD[1]	7,540,000	7,540,000
Irvine Improvement Bond Act 1915 (Reassessment District No. 85-7), Series A, 0.100%, VRD	14,198,000	14,198,000
Los Angeles Department of Water & Power System Revenue Refunding, Subseries A-3, 0.130%, VRD	3,400,000	3,400,000
State of California Kindergarten, GO Bonds,
Series A1, 0.100%, VRD	35,500,000	35,500,000
Series A2, 0.100%, VRD	6,690,000	6,690,000
Series B2, 0.100%, VRD	100,000	100,000
Series B3, 0.090%, VRD	10,265,000	10,265,000
State of California, GO Bonds,
Series A-1, 0.140%, VRD	2,800,000	2,800,000
Series B, Subseries B-5, 0.120%, VRD	15,805,000	15,805,000
Series B-1, 0.100%, VRD	2,300,000	2,300,000

	Face amount	Value
Municipal bonds—(continued)
California—(concluded)
Whittier Health Facilities Revenue (Presbyterian Intercommunity), Series A, 0.100%, VRD	$12,000,000	$12,000,000

		124,048,000

Colorado—3.8%
Denver City & County Certificates of Participation Revenue Refunding,
Series A1, 0.170%, VRD	32,205,000	32,205,000
Series A2, 0.170%, VRD	25,955,000	25,955,000
Series A3, 0.170%, VRD	38,300,000	38,300,000

		96,460,000

Connecticut—1.0%
Connecticut State Health & Educational Facilities Authority Revenue (Yale University), Series V-1, 0.100%, VRD	26,355,000	26,355,000

District of Columbia—0.4%
District of Columbia Water & Sewer Authority Revenue (Subordinate Lien), Subseries B-2, 0.230%, VRD	11,000,000	11,000,000

Florida—1.7%
Hillsborough County Industrial Development Authority Revenue (Baycare Health System),
Series C, 0.250%, VRD	8,000,000	8,000,000
Series D, 0.200%, VRD	1,500,000	1,500,000
Orange County Health Facilities Authority Revenue (The Nemours Foundation Project), Series B, 0.230%, VRD	32,800,000	32,800,000

		42,300,000

Georgia—0.3%
Cobb County School District, GO Bonds 2.000%, due 12/16/20	7,000,000	7,047,088

Idaho—0.4%
Idaho Tax Anticipation Notes, GO Bonds 3.000%, due 06/30/20	10,000,000	10,027,584

Illinois—6.0%
Chicago O’Hare International Revenue (Third Lien), Series C, 0.220%, VRD	6,000,000	6,000,000
Illinois Development Finance Authority Revenue (Chicago Symphony Project) 0.260%, VRD	12,500,000	12,500,000

Tax-Free Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
Municipal bonds—(continued)
Illinois—(concluded)
Illinois Development Finance Authority Revenue (Francis W. Parker School Project) 0.250%, VRD	$19,700,000	$19,700,000
Illinois Finance Authority Revenue (Elmhurst Memorial Healthcare), Series D, 0.220%, VRD	10,000,000	10,000,000
Illinois Finance Authority Revenue (Gift of Hope Donor Project) 0.260%, VRD	10,170,000	10,170,000
Illinois Finance Authority Revenue (Steppenwolf Theatre Co. Project) 0.230%, VRD	6,900,000	6,900,000
0.230%, VRD	8,450,000	8,450,000
Illinois Finance Authority Revenue (The University of Chicago Medical Center), Series E-1, 0.140%, VRD	19,380,000	19,380,000
Illinois Finance Authority Revenue (University of Chicago), Series B, 0.240%, VRD	17,600,000	17,600,000
Illinois Finance Authority Revenue Refunding (Hospital Sisters Services, Inc.), Series G, 0.230%, VRD	8,300,000	8,300,000
Illinois Finance Authority Revenue Refunding (University of Chicago), Series C, 0.240%, VRD	34,687,000	34,687,000

		153,687,000

Indiana—3.9%
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy, Inc. Project), Series A-5, 0.260%, VRD	24,295,000	24,295,000
Indiana Finance Authority Hospital Revenue Refunding (Indiana University Obligated Group), Series B, 0.240%, VRD	3,500,000	3,500,000
Indiana State Finance Authority Revenue Refunding (Trinity Health), Series D-1, 0.210%, VRD	65,900,000	65,900,000
Indianapolis Multi-Family Housing Revenue (Capital Place-Covington) (FNMA Insured) 0.250%, VRD	7,500,000	7,500,000

		101,195,000

Kentucky—0.2%
Kentucky Asset Liability Commission Revenue, Series A, 3.000%, due 06/25/20	5,030,000	5,041,925

Maryland—1.9%
Maryland Economic Development Corp. Revenue (Howard Hughes Medical Institute), Series A, 0.250%, VRD	33,570,000	33,570,000

	Face amount	Value
Municipal bonds—(continued)
Maryland—(continued)
Montgomery County Consolidated Public (Improvement Bond), GO Bonds, Series E, 0.150%, VRD	$14,580,000	$14,580,000

		48,150,000

Massachusetts—1.0%
Commonwealth of Massachusetts, GO Bonds, Series B, 4.000%, due 05/21/20	7,000,000	7,010,715
Massachusetts Health & Educational Facilities Authority Revenue (Harvard University), Series R, 0.050%, VRD	8,000,000	8,000,000
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare Systems), Series F3, 0.200%, VRD	5,900,000	5,900,000
Massachusetts State Department of Transportation Metropolitan Highway System Revenue (Senior Lien), Series A-1, 0.190%, VRD	5,255,000	5,255,000

		26,165,715

Michigan—0.7%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project) 0.150%, VRD	18,600,000	18,600,000

Minnesota—0.4%
Midwest Consortium of Municipal Utilities Revenue (Draw Down-Association Financing Program), Series B, 0.200%, VRD	10,535,000	10,535,000

Mississippi—6.3%
Mississippi Business Finance Corp. Gulf Opportunity Zone (Chevron USA, Inc. Project),
Series A, 0.140%, VRD	7,595,000	7,595,000
Series A, 0.140%, VRD	9,230,000	9,230,000
Series B, 0.140%, VRD	2,000,000	2,000,000
Series B, 0.140%, VRD	11,555,000	11,555,000
Series C, 0.140%, VRD	5,175,000	5,175,000
Series C, 0.140%, VRD	13,240,000	13,240,000
Series C, 0.140%, VRD	14,555,000	14,555,000
Series D, 0.140%, VRD	5,050,000	5,050,000
Series D, 0.230%, VRD	1,525,000	1,525,000

Tax-Free Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
Municipal bonds—(continued)
Mississippi—(concluded)
Series E, 0.140%, VRD	$900,000	$900,000
Series E, 0.140%, VRD	2,000,000	2,000,000
Series G, 0.140%, VRD	4,650,000	4,650,000
Series G, 0.140%, VRD	8,340,000	8,340,000
Series G, 0.140%, VRD	17,445,000	17,445,000
Series H, 0.140%, VRD	16,975,000	16,975,000
Series I, 0.140%, VRD	6,700,000	6,700,000
Series K, 0.140%, VRD	23,550,000	23,550,000
Series L, 0.140%, VRD	11,070,000	11,070,000

		161,555,000

Missouri—2.8%
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Ascension Healthcare),
Series C-3, 0.200%, VRD	10,000,000	10,000,000
Series C-5, 0.210%, VRD	4,275,000	4,275,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis University), Series B-2, 0.140%, VRD	6,805,000	6,805,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Washington University),
Series A, 0.150%, VRD	3,800,000	3,800,000
Series B, 0.150%, VRD	7,300,000	7,300,000
Series B, 0.160%, VRD	2,900,000	2,900,000
Series C, 0.140%, VRD	10,900,000	10,900,000
Series C, 0.140%, VRD	11,100,000	11,100,000
Series D, 0.140%, VRD	2,500,000	2,500,000
St. Charles County Public Water Supply District No. 2 Certificates of Participation Revenue Refunding, Series A, 0.200%, VRD	13,175,000	13,175,000

		72,755,000

	Face amount	Value
Municipal bonds—(continued)
Nebraska—0.6%
Douglas County Hospital Authority No. 2 Revenue Refunding (Health Facilities for Children), Series A, 0.170%, VRD	$15,350,000	$15,350,000

New Hampshire—1.0%
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College) 0.150%, VRD	26,055,000	26,055,000

New Jersey—0.0%†
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health), Series D, 0.200%, VRD	1,100,000	1,100,000

New York—24.3%
Dutchess County Industrial Development Agency Civic Facilities Revenue (Marist College), Series A, 0.230%, VRD	3,020,000	3,020,000
Metropolitan Transportation Authority New York Dedicated Tax Fund 0.180%, VRD	10,000,000	10,000,000
Subseries A-1, 0.150%, VRD	42,950,000	42,950,000
Subseries B-1, 0.210%, VRD	11,250,000	11,250,000
Subseries E-1, 0.160%, VRD	25,870,000	25,870,000
Subseries E-4, 0.250%, VRD	4,000,000	4,000,000
Subseries G-1G, 0.160%, VRD	1,565,000	1,565,000
New York City Housing Development Corp. Revenue (Royal Properties) (FNMA Insured), Series A, 0.140%, VRD	17,700,000	17,700,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008),
Series BB-1, 0.200%, VRD	1,700,000	1,700,000
Series BB-5, 0.150%, VRD	4,300,000	4,300,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution),
Series A, 0.150%, VRD	83,980,000	83,980,000
Series DD-2, 0.160%, VRD	7,100,000	7,100,000
New York City Transitional Finance Authority Future Tax Secured Revenue,
Series C, 0.250%, VRD	21,190,000	21,190,000

Tax-Free Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
Municipal bonds—(continued)
New York—(continued)
Subseries A-4, 0.180%, VRD	$54,750,000	$54,750,000
Subseries C-6, 0.280%, VRD	4,000,000	4,000,000
Subseries D-4, 0.140%, VRD	26,015,000	26,015,000
Subseries E-4, 0.160%, VRD	18,840,000	18,840,000
New York City, GO Bonds,
Subseries B-3, 0.210%, VRD	8,300,000	8,300,000
Subseries D-4, 0.150%, VRD	36,725,000	36,725,000
Subseries L-4, 0.160%, VRD	45,175,000	45,175,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University), Series A, 0.210%, VRD	59,745,000	59,745,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal), Series A, 0.140%, VRD	3,595,000	3,595,000
New York State Dormitory Authority Revenue State Supported Debt (City University), Series D, 0.200%, VRD	35,395,000	35,395,000
New York State Dormitory Authority Revenue State Supported Debt (University of Rochester),
Series A, 0.160%, VRD	1,305,000	1,305,000
Series B, 0.160%, VRD	1,415,000	1,415,000
New York State Housing Finance Agency Revenue (Dock Street), Series A, 0.250%, VRD	24,475,000	24,475,000
New York State Housing Finance Agency Revenue (Housing-Dock Street), Series A, 0.250%, VRD	1,800,000	1,800,000
New York State Urban Development Corp. Revenue Refunding (Service Contract), Series A-5, 0.210%, VRD	4,035,000	4,035,000
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University Project), Series A-2, 0.130%, VRD	2,505,000	2,505,000
Triborough Bridge & Tunnel Authority Revenue (General),
Series 2005B-4C, 0.160%, VRD	24,185,000	24,185,000
Series A, 0.250%, VRD	5,000,000	5,000,000

	Face amount	Value
Municipal bonds—(continued)
New York—(concluded)
Series C, 0.120%, VRD	$5,770,000	$5,770,000
Series F, 0.100%, VRD	8,510,000	8,510,000
Subseries B-2, 0.100%, VRD	13,625,000	13,625,000
Subseries B-3, 0.140%, VRD	4,975,000	4,975,000

		624,765,000

North Carolina—1.1%
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue (Carolinas Healthcare) (AGM Insured), Series E, 0.150%, VRD	18,970,000	18,970,000
Raleigh Durham Airport Authority Airport Revenue (Carolinas Healthcare), Series C, 0.170%, VRD	8,410,000	8,410,000

		27,380,000

Ohio—4.5%
Akron Bath Copley Joint Township Hospital District Revenue (Summa Health Obligated Group),
Series A-R, 0.210%, VRD	9,900,000	9,900,000
Series B-R, 0.210%, VRD	12,000,000	12,000,000
Montgomery County Revenue (Premier Health Partners Obligation), Series C, 0.180%, VRD	21,300,000	21,300,000
Ohio (Common Schools), GO Bonds,
Series A, 0.200%, VRD	1,845,000	1,845,000
Series B, 0.200%, VRD	1,675,000	1,675,000
Series D, 0.230%, VRD	12,665,000	12,665,000
Ohio Hospital Facility Revenue (Cleveland Clinic Health System),
Series D-1, 0.150%, VRD	30,240,000	30,240,000
Series D-1, 0.230%, VRD	3,170,000	3,170,000
Series E, 0.120%, VRD	22,350,000	22,350,000

		115,145,000

Pennsylvania—2.4%
Allegheny County Higher Education Building Authority University Revenue Refunding (Carnegie Mellon University), Series C, 0.120%, VRD	14,325,000	14,325,000

Tax-Free Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
Municipal bonds—(continued)
Pennsylvania—(concluded)
Allegheny County Industrial Development Authority Revenue (Education Center Watson) 0.230%, VRD	$9,600,000	$9,600,000
Allegheny County Industrial Development Authority Revenue (Watson Institute of Friendship) 0.230%, VRD	14,045,000	14,045,000
Philadelphia Authority for Industrial Development Lease Revenue Refunding, Series B-2, 0.200%, VRD	2,800,000	2,800,000
Westmoreland County Industrial Development Authority Revenue (Excela Health Project), Series B, 0.230%, VRD	19,920,000	19,920,000

		60,690,000

Rhode Island—0.0%†
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding (New England Institute of Technology) 0.250%, VRD	900,000	900,000

South Carolina—0.5%
Charleston County School District, GO Bonds, Series A, 5.000%, due 11/16/20[2]	3,240,000	3,310,567
Richland County South Carolina (Transportation Sales), GO Bonds 3.000%, due 02/25/21	8,000,000	8,134,440

		11,445,007

Tennessee—1.4%
Montgomery County Public Building Authority Pooled Financing Revenue (Tennessee County Loan Pool) 0.150%, VRD	12,000,000	12,000,000
0.150%, VRD	25,100,000	25,100,000

		37,100,000

Texas—14.5%
Austin Water & Wastewater Systems Revenue Refunding 0.220%, VRD	7,375,000	7,375,000
Harris County Cultural Educational Facilities Finance Corp. Revenue (Methodist Hospital),
Subseries C-1, 0.160%, VRD	33,065,000	33,065,000
Subseries C-2, 0.160%, VRD	14,050,000	14,050,000
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems),
Series A-2, 0.160%, VRD	22,005,000	22,005,000
Series A-1, 0.160%, VRD	5,000,000	5,000,000

	Face amount	Value
Municipal bonds—(continued)
Texas—(concluded)
Harris County Hospital District Revenue Refunding (Senior Lien) 0.250%, VRD	$1,760,000	$1,760,000
Houston Utility System Revenue Refunding (First Lien), Series B-4, 0.210%, VRD	7,500,000	7,500,000
Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil Project) 0.150%, VRD	33,600,000	33,600,000
0.150%, VRD	34,125,000	34,125,000
0.150%, VRD	48,365,000	48,365,000
Lower Neches Valley Authority Industrial Development Corp. Revenue Refunding (ExxonMobil Project), Series A, 0.140%, VRD	450,000	450,000
Texas State Veteran, GO Bonds 0.250%, VRD	22,880,000	22,880,000
0.260%, VRD	5,000,000	5,000,000
Texas State, Veteran Notes 4.000%, due 08/27/20	50,000,000	50,429,645
University of Texas Permanent University (Funding System), Series A, 0.200%, VRD	6,015,000	6,015,000
University of Texas Permanent University Fund Revenue (System), Series A, 0.200%, VRD	7,180,000	7,180,000
University of Texas University Revenue (Financing Systems),
Series B, 0.170%, VRD	4,270,000	4,270,000
Series B, 0.170%, VRD	22,525,000	22,525,000
University of Texas University Revenue Refunding (Financing System), Series B, 0.200%, VRD	48,205,000	48,205,000

		373,799,645

Utah—0.5%
Murray City Hospital Revenue (IHC Health Services, Inc.),
Series C, 0.150%, VRD	9,545,000	9,545,000
Series C, 0.160%, VRD	295,000	295,000
Series D, 0.150%, VRD	4,075,000	4,075,000

		13,915,000

Virginia—1.9%
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical),
Series A, 0.200%, VRD	31,660,000	31,660,000

Tax-Free Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
Municipal bonds—(concluded)
Virginia—(concluded)
Series D, 0.210%, VRD	$18,055,000	$18,055,000

		49,715,000

Washington—0.4%
Port of Tacoma WA Revenue, Series B, 0.250%, VRD	9,400,000	9,400,000

Wisconsin—4.3%
Public Finance Authority Hospital Revenue (Wakemed),
Series B, 0.260%, VRD	7,900,000	7,900,000
Series C, 0.180%, VRD	54,595,000	54,595,000
Wisconsin Health & Educational Facilities Authority Revenue,
Series A, 0.180%, VRD	16,200,000	16,200,000
Series B, 0.250%, VRD	32,800,000	32,800,000

		111,495,000

Wyoming—0.2%
Uinta County Pollution Control Revenue Refunding (Chevron USA, Inc. Project) 0.140%, VRD	4,875,000	4,875,000
Total Municipal bonds (cost—$2,415,546,964)		2,415,546,964

Tax-exempt commercial paper—6.1%
Colorado—0.4%
University of Colorado Regents 1.060%, due 06/03/20	10,800,000	10,800,000

Illinois—0.8%
Illinois Educational Facilities Authority Revenue 0.400%, due 05/01/20	20,000,000	20,000,000

	Face amount	Value
Tax-exempt commercial paper—(concluded)
Maryland—0.6%
Montgomery County 1.180%, due 05/14/20	$10,000,000	$10,000,000
1.220%, due 05/07/20	7,250,000	7,250,000

		17,250,000

Massachusetts—0.4%
Massachusetts State Health & Educational Facilities Authority Revenue 1.060%, due 07/16/20	10,000,000	10,000,000

Ohio—0.9%
Ohio State Higher Education 1.050%, due 06/25/20	10,000,000	10,000,000
1.100%, due 06/02/20	8,300,000	8,300,000
1.300%, due 06/18/20	5,000,000	5,000,000

		23,300,000

Texas—3.0%
Harris County Cultural Educational Facilities 0.210%, due 05/01/20	5,000,000	5,000,000
1.150%, due 05/19/20	15,000,000	15,000,000
Lower Colorado River Authority 0.980%, due 05/20/20	17,119,000	17,119,000
University of Texas 0.380%, due 06/10/20	25,000,000	25,000,000
0.970%, due 05/19/20	6,000,000	6,000,000
1.150%, due 06/01/20	9,000,000	9,000,000

		77,119,000
Total tax-exempt commercial paper (cost—$158,469,000)		158,469,000
Total investments (cost—$2,574,015,964 which approximates cost for federal income tax purposes)—100.0%		2,574,015,964

Liabilities in excess of other assets—(0.00)%†		(433,298)
Net assets—100.0%		2,573,582,666

Tax-Free Master Fund

Portfolio of investments—April 30, 2020

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds	$—	$2,415,546,964	$—	$2,415,546,964
Tax-exempt commercial paper	—	158,469,000	—	158,469,000
Total	$—	$2,574,015,964	$—	$2,574,015,964

At April 30, 2020, there were no transfers in or out of Level 3.

Portfolio footnote

†	Amount represents less than 0.05%
[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $8,890,000, represented 0.3% of the Fund’s net assets at period end.

[2]	Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.

Portfolio acronyms:

AGM	Assured Guaranty Municipal Corporation
FNMA	Federal National Mortgage Association
GO	General Obligation
LIBOR	London Interbank Offered Rate
OBFR	Overnight Bank Funding Rate
SOFR	Secured Overnight Financing Rate
STRIP	Separate Trading of Registered Interest and Principal of Securities
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of April 30, 2020 and reset periodically.

See accompanying notes to financial statements

Master Trust

Statement of assets and liabilities

April 30, 2020

	Prime Master Fund	ESG Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Assets:
Investments, at cost
Investments	$13,288,027,148	$54,867,634	$10,403,843,402	$21,920,896,702	$5,924,423,699	$2,574,015,964
Repurchase agreements	3,477,000,000	18,000,000	7,355,000,000	12,853,200,000	1,652,200,000	—
	16,765,027,148	72,867,634	17,758,843,402	34,774,096,702	7,576,623,699	2,574,015,964

Investments, at value
Investments	13,291,891,359	54,914,816	10,403,843,402	21,920,896,702	5,924,423,699	2,574,015,964
Repurchase agreements	3,477,000,000	18,000,000	7,355,000,000	12,853,200,000	1,652,200,000	—
Cash	2,190,032	686,743	826,905	3,709,641	220,273	—
Receivable for investments sold	—	—	—	—	—	13,798,566
Receivable for interest	7,649,125	7,487	4,309,315	28,551,641	2,849,884	3,055,824
Receivable from affiliate	—	2,654	—	—	—	—
Total assets	16,778,730,516	73,611,700	17,763,979,622	34,806,357,984	7,579,693,856	2,590,870,354

Liabilities:
Payable for investments purchased	256,707,786	—	—	—	83,904,994	11,310,567
Payable to affiliate	1,268,852	—	1,304,252	2,637,211	557,972	254,350
Payable to custodian	—	—	—	—	—	5,722,771
Total liabilities	257,976,638	—	1,304,252	2,637,211	84,462,966	17,287,688
Net assets, at value	$16,520,753,878	$73,611,700	$17,762,675,370	$34,803,720,773	$7,495,230,890	$2,573,582,666

See accompanying notes to financial statements.

Master Trust

Statement of operations

For the period ended April 30, 2020

	Prime Master Fund	ESG Prime Master Fund[1]	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Investment income:
Interest	$371,975,065	$134,921	$254,627,039	$340,641,365	$126,193,189	$29,976,999
Expenses:
Investment advisory and administration fees	18,508,999	8,148	13,698,204	20,391,384	6,503,909	2,294,610
Trustees’ fees and expenses	80,340	2,654	65,354	98,785	36,368	22,444
Total expenses	18,589,339	10,802	13,763,558	20,490,169	6,540,277	2,317,054
Less: Fee waivers and/or Trustees’ fees reimbursement by administrator	—	(10,802)	—	—	—	—
Net expenses	18,589,339	—	13,763,558	20,490,169	6,540,277	2,317,054
Net investment income (loss)	353,385,726	134,921	240,863,481	320,151,196	119,652,912	27,659,945
Net realized gain (loss)	112,142	—	481,629	19,268	73,339	—
Net change in unrealized appreciation (depreciation)	3,093,263	47,182	—	—	—	—
Net increase (decrease) in net assets resulting from operations	$356,591,131	$182,103	$241,345,110	$320,170,464	$119,726,251	$27,659,945

[1]	Commenced operations on January 15, 2020.

See accompanying notes to financial statements.

Master Trust

Statement of changes in net assets

	Prime Master Fund
	For the years ended April 30,
	2020	2019
From operations:

Net investment income (loss)	$353,385,726	$285,653,069
Net realized gain (loss)	112,142	41,014
Net change in unrealized appreciation (depreciation)	3,093,263	510,868
Net increase (decrease) in net assets resulting from operations	356,591,131	286,204,951
Net increase (decrease) in net assets from beneficial interest transactions	385,003,117	7,717,303,802
Net increase (decrease) in net assets	741,594,248	8,003,508,753
Net assets:

Beginning of year	15,779,159,630	7,775,650,877
End of year	$16,520,753,878	$15,779,159,630

ESG Prime Master Fund
For the period from January 15, 2020[1] to April 30, 2020
From operations:

Net investment income (loss)	$134,921
Net change in unrealized appreciation (depreciation)	47,182
Net increase (decrease) in net assets resulting from operations	182,103
Net increase (decrease) in net assets from beneficial interest transactions	73,429,597
Net increase (decrease) in net assets	73,611,700
Net assets:

Beginning of period	—
End of period	$73,611,700

[1]	Commencement of operations.

	Government Master Fund
	For the years ended April 30,
	2020	2019
From operations:

Net investment income (loss)	$240,863,481	$311,128,479
Net realized gain (loss)	481,629	253,159
Net increase (decrease) in net assets resulting from operations	241,345,110	311,381,638
Net increase (decrease) in net assets from beneficial interest transactions	3,242,842,988	(1,709,825,456)
Net increase (decrease) in net assets	3,484,188,098	(1,398,443,818)
Net assets:

Beginning of year	14,278,487,272	15,676,931,090
End of year	$17,762,675,370	$14,278,487,272

See accompanying notes to financial statements.

Master Trust

Statement of changes in net assets

	Treasury Master Fund
	For the years ended April 30,
	2020	2019
From operations:

Net investment income (loss)	$320,151,196	$362,463,120
Net realized gain (loss)	19,268	685
Net increase (decrease) in net assets resulting from operations	320,170,464	362,463,805
Net increase (decrease) in net assets from beneficial interest transactions	17,260,860,340	(1,169,718,825)
Net increase (decrease) in net assets	17,581,030,804	(807,255,020)
Net assets:

Beginning of year	17,222,689,969	18,029,944,989
End of year	$34,803,720,773	$17,222,689,969

	Prime CNAV Master Fund
	For the years ended April 30,
	2020	2019
From operations:

Net investment income (loss)	$119,652,912	$81,554,858
Net realized gain (loss)	73,339	—
Net increase (decrease) in net assets resulting from operations	119,726,251	81,554,858
Net increase (decrease) in net assets from beneficial interest transactions	2,493,874,372	2,429,739,812
Net increase (decrease) in net assets	2,613,600,623	2,511,294,670
Net assets:

Beginning of year	4,881,630,267	2,370,335,597
End of year	$7,495,230,890	$4,881,630,267

	Tax-Free Master Fund
	For the years ended April 30,
	2020	2019
From operations:

Net investment income (loss)	$27,659,945	$35,793,099
Net increase (decrease) in net assets resulting from operations	27,659,945	35,793,099
Net increase (decrease) in net assets from beneficial interest transactions	269,819,731	(1,087,651,672)
Net increase (decrease) in net assets	297,479,676	(1,051,858,573)
Net assets:

Beginning of year	2,276,102,990	3,327,961,563
End of year	$2,573,582,666	$2,276,102,990

See accompanying notes to financial statements.

Prime Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2020	2019	2018	2017	2016
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.10%	0.08%	0.09%	0.10%
Net investment income (loss)	1.90%	2.32%	1.41%	0.52%	0.26%
Supplemental data:
Total investment return[1]	1.92%	2.31%	1.38%	0.64%	0.26%
Net assets, end of year (000’s)	$16,520,754	$15,779,160	$7,775,651	$3,161,118	$17,197,266

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

ESG Prime Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

For the period from January 15, 2020[1] to April 30, 2020
Ratios to average net assets:
Expenses before fee waivers	0.10%[2]
Expenses after fee waivers	0.00%[2]
Net investment income (loss)	1.24%[2]
Supplemental data:
Total investment return[3]	0.47%
Net assets, end of period (000’s)	$73,612

[1]	Commencement of operations.
[2]	Annualized.
[3]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Government Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Years ended April 30,			For the period from June 24, 2016[1] to April 30, 2017
	2020	2019	2018
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%[2]
Expenses after fee waivers	0.10%	0.10%	0.10%	0.08%[2]
Net investment income (loss)	1.75%	2.07%	1.07%	0.43%[2]
Supplemental data:
Total investment return[3]	1.74%	2.10%	1.08%	0.35%
Net assets, end of period (000’s)	$17,762,675	$14,278,487	$15,676,931	$17,380,098

[1]	Commencement of operations.
[2]	Annualized.
[3]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Treasury Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2020	2019	2018	2017	2016
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.10%	0.10%	0.10%	0.09%
Net investment income (loss)	1.56%	2.07%	1.08%	0.39%	0.08%
Supplemental data:
Total investment return[1]	1.70%	2.10%	1.08%	0.38%	0.09%
Net assets, end of year (000’s)	$34,803,721	$17,222,690	$18,029,945	$18,194,995	$11,883,911

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

Prime CNAV Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Years ended April 30,				For the period from January 19, 2016[1] to April 30, 2016
	2020	2019	2018	2017
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%[2]
Expenses after fee waivers	0.10%	0.10%	0.10%	0.10%	0.00%[2,3]
Net investment income (loss)	1.83%	2.29%	1.34%	0.66%	0.43%[2]
Supplemental data:
Total investment return[4]	1.90%	2.27%	1.32%	0.62%	0.12%
Net assets, end of period (000’s)	$7,495,231	$4,881,630	$2,370,336	$1,336,158	$493,100

[1]	Commencement of operations.
[2]	Annualized.
[3]	Amount represents less than 0.005%.
[4]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Tax-Free Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2020	2019	2018	2017	2016
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.10%	0.10%	0.10%	0.04%
Net investment income (loss)	1.19%	1.35%	0.93%	0.50%	0.03%
Supplemental data:
Total investment return[1]	1.23%	1.38%	0.91%	0.46%	0.03%
Net assets, end of year (000’s)	$2,573,583	$2,276,103	$3,327,962	$2,317,734	$1,377,088

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

Master Trust

Notes to financial statements

Organization and significant accounting policies

Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007. The Trust is a series mutual fund with six series.

Prime Master Fund, Treasury Master Fund, and Tax-Free Master Fund commenced operations on August 28, 2007. Prime CNAV Master Fund commenced operations on January 19, 2016, Government Master Fund commenced operations on June 24, 2016 and ESG Prime Master Fund commenced operations on January 15, 2020.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Master Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In March 2017, the FASB issued Accounting Standards Update (“ASU”) 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities (“ASU 2017-08”). The update provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. ASU 2017-08 is effective for annual periods, and interim periods within those annual periods, begining after December 15, 2018. Management has assessed the impact of these changes, and the changes are incorporated within the financial statements. During the year ended April 30, 2020, ASU 2017-08 update did not have an impact on the Master Funds.

In August 2018, the FASB issued (“ASU”) 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update introduces new fair value disclosure requirements, eliminates some prior fair value disclosure requirements, and modifies certain existing fair value disclosure requirements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Management has assessed the potential impact of these changes and the changes are incorporated within the financial statements.

Master Trust

Notes to financial statements

The following is a summary of significant accounting policies:

Valuation of investments

Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the net asset values of each of Prime Master Fund and ESG Prime Master Fund are calculated using market-based values, and the price of its beneficial interests fluctuate.

Under Rule 2a-7, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund have adopted certain policies that enable them to use the amortized cost method of valuation. Government Master Fund and Treasury Master Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). Prime CNAV Master Fund and Tax-Free Master Fund operate as “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “government money market funds” and as “retail money market funds”, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund value their investments at amortized cost unless the Master Trust’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Master Funds’ portfolio investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

Each Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to each Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Master Fund’s own assumptions in determining the fair value of investments.

Master Trust

Notes to financial statements

A fair value hierarchy table has been included near the end of each Master Fund’s Portfolio of investments.

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions from each of Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund or a redemption gate to temporarily restrict redemptions from those Master Funds in the event that any of Prime Master Fund’s liquidity, ESG Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below required minimums because of market conditions or other factors. If Prime Master Fund’s, ESG Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, the board is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. If any of Prime Master Fund’s, ESG Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets falls below 10% of the Fund’s total assets, the relevant Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board determines that such a fee would not be in the best interest of the Fund or determines that a lower or higher fee (subject to the 2% limit) would be in the best interest of the Fund. Liquidity fees would reduce the amount an interest holder receives upon redemption of its beneficial interests. Each of Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund, retains the liquidity fees for the benefit of remaining interest holders. For the year ended April 30, 2020, the Board of Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund did not impose any liquidity fees and/or redemption gates.

By operating as “government money market funds”, Government Master Fund and Treasury Master Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject Government Master Fund and Treasury Master Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

Master Trust

Notes to financial statements

The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, and Prime CNAV Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak that occurred may have a significant negative impact on the operations and profitability of the Master Fund’s investments. The extent of the impact to the financial performance of the Master Funds will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to each Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of each Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At April 30, 2020, each Master Fund owed to or was owed by UBS AM for investment advisory and administration services as follows:

Fund	Amounts owed to/(owed by) UBS AM
Prime Master Fund	$1,268,852
ESG Prime Master Fund	(2,654)
Government Master Fund	1,304,252
Treasury Master Fund	2,637,211
Prime CNAV Master Fund	557,972
Tax-Free Master Fund	254,350

Master Trust

Notes to financial statements

In exchange for these fees, UBS AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of each Master Fund’s average daily net assets.

In addition, UBS AM may voluntarily undertake to waive fees in the event that Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At April 30, 2020, and during the year ended April 30, 2020, UBS AM did not owe and/or waive fees under such an additional fee waiver undertaking. Such waived fees are not subject to future recoupment.

UBS AM will voluntarily waive its 0.10% management fee in order to voluntarily reduce ESG Prime Master Fund’s expenses by 0.10% until August 31, 2020. For the period ended April 30, 2020, UBS AM voluntarily waived and reimbursed $10,802 for the ESG Prime Master Fund, and such amount is not subject to future recoupment.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being deemed considered an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions.

During the year ended April 30, 2020, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$—
ESG Prime Master Fund	—
Government Master Fund	154,231,748
Treasury Master Fund	—
Prime CNAV Master Fund	—
Tax-Free Master Fund	119,536,140

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Fund’s investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Beneficial interest transactions

Prime Master Fund

	For the years ended April 30,
	2020	2019
Contributions	$27,421,906,839	$23,302,510,554
Withdrawals	(27,036,903,722)	(15,585,206,752)
Net increase (decrease) in beneficial interest	$385,003,117	$7,717,303,802

Master Trust

Notes to financial statements

ESG Prime Master Fund
For the period from January 15, 2020[1] to April 30, 2020
Contributions	$120,503,658
Withdrawals	(47,074,061)
Net increase (decrease) in beneficial interest	$73,429,597

[1]	Commencement of operations.

Government Master Fund
	For the years ended April 30,
	2020	2019
Contributions	$46,835,779,003	$41,871,149,616
Withdrawals	(43,592,936,015)	(43,580,975,072)
Net increase (decrease) in beneficial interest	$3,242,842,988	$(1,709,825,456)

Treasury Master Fund
	For the years ended April 30,
	2020	2019
Contributions	$57,434,681,322	$40,183,445,154
Withdrawals	(40,173,820,982)	(41,353,163,979)
Net increase (decrease) in beneficial interest	$17,260,860,340	$(1,169,718,825)

Prime CNAV Master Fund
	For the years ended April 30,
	2020	2019
Contributions	$8,693,256,696	$4,397,532,247
Withdrawals	(6,199,382,324)	(1,967,792,435)
Net increase (decrease) in beneficial interest	$2,493,874,372	$2,429,739,812

Tax-Free Master Fund
	For the years ended April 30,
	2020	2019
Contributions	$3,125,085,366	$2,163,610,694
Withdrawals	(2,855,265,635)	(3,251,262,366)
Net increase (decrease) in beneficial interest	$269,819,731	$(1,087,651,672)

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

Master Trust

Notes to financial statements

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Prime Master Fund

Gross unrealized appreciation	$5,963,416
Gross unrealized depreciation	(2,099,205)
Net unrealized appreciation	$3,864,211

ESG Prime Master Fund

Gross unrealized appreciation	$52,917
Gross unrealized depreciation	(5,735)
Net unrealized appreciation	$47,182

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Master Funds have conducted an analysis and concluded, as of April 30, 2020, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2020, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2020, and since inception for Government Master Fund, Prime CNAV Master Fund and ESG Prime Master Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Master Trust

Report of independent registered public accounting firm

To the Shareholders and the Board of Trustees of Master Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Master Trust (the “Trust”) (comprising Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund (collectively referred to as the “Funds”)), including the portfolios of investments, as of April 30, 2020, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising Master Trust at April 30, 2020, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Funds comprising the Master Trust	Statement of operations	Statement of changes in net assets	Financial highlights
Prime Master Fund Treasury Master Fund Tax-Free Master Fund	For the year ended April 30, 2020	For each of the two years in the period ended April 30, 2020	For each of the five years in the period ended April 30, 2020
Prime CNAV Master Fund	For the year ended April 30, 2020	For each of the two years in the period ended April 30, 2020	For each of the four years in the period ended April 30, 2020 and the period from January 19, 2016 (commencement of operations) through April 30, 2016
Government Master Fund	For the year ended April 30, 2020	For each of the two years in the period ended April 30, 2020	For each of the three years in the period ended April 30, 2020 and the period from June 24, 2016 (commencement of operations) through April 30, 2017
ESG Prime Master Fund	For the period from January 15, 2020 (commencement of operations) through April 30, 2020

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2020, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also

Master Trust

Report of independent registered public accounting firm

included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 29, 2020

Master Trust

General information (unaudited)

Monthly portfolio holdings disclosure

The Master Funds file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. The Master Funds’ reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Master Funds make portfolio holdings information available to interestholders (and investors in the related feeder funds) on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. A more limited portfolio holdings report for Prime Master Fund, ESG Prime Master Fund and Prime CNAV Master Fund is available on a weekly basis at the same Web address. Investors also may find additional information about the Master Funds at the above referenced UBS Website internet address.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Master Trust

Board approval of investment advisory agreement

(ESG Prime Master Fund) (unaudited)

Background—At a meeting of the board of Master Trust (the “Trust”) on September 24-25, 2019, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended, considered and approved the management contract (the “Management Contract”) of the Trust with respect to its series, ESG Prime Master Fund (the “Fund”), with UBS Asset Management (Americas) Inc. (“UBS AM”). In preparing for the meeting, the Independent Trustees had received information from UBS AM, including information about UBS AM, as well as the proposed advisory, administrative and distribution arrangements for the Master Fund. The board also received a memorandum discussing the proposed Management Contract. The Independent Trustees also considered a memorandum previously provided by their independent legal counsel discussing the duties of board members in considering the approval of advisory, administration and distribution agreements.

In its consideration of the approval of the Management Contract, the board reviewed the following factors:

Nature, extent and quality of the services to be provided under the Management Contract—The board received and considered information regarding the nature, extent and quality of management services to be provided to the Master Fund by UBS AM under the Management Contract. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services to be performed by UBS AM and its affiliates for the Master Fund and the corresponding “feeder funds” that will invest in the Master Fund (the “Feeder Funds”). The board’s evaluation of the services to be provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex (the “NY Funds”), including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services provided to the NY Funds. The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS AM concerning the management of the NY Funds’ affairs and UBS AM’s role in coordinating and overseeing providers of other services to the NY Funds, including other NY Funds that were money market funds organized in master-feeder structures (the “Master-Feeder Money Funds”). The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the NY Funds’ expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the senior personnel at UBS AM who would be responsible for the Master Fund and the Feeder Funds and had previously met with and received information regarding the persons proposed to be primarily responsible for their day-to-day management. The board recognized that several senior personnel at UBS AM report to the board regularly. The board considered that the global UBS Asset Management business has dedicated significant resources to its sustainable investing business and had a team of global investment professionals dedicated to sustainable investing. The board noted that the UBS Asset Management division, which includes UBS AM, had approximately $17 billion in assets under management focused on sustainable investing as of December 2018. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board noted that UBS AM was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. The board also was cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

The board concluded that the nature, extent and quality of services proposed to be provided to the Master Fund under the Management Contract were appropriate and consistent with the operational requirements of the Master Fund.

Proposed management fees and estimated expense ratios—The board reviewed and considered the proposed management fee payable by the Master Fund to UBS AM in light of the nature, extent and quality of the advisory and administrative services proposed to be provided by UBS AM. In conducting its review, the board noted that under the master-feeder structure, the Master Fund would pay an investment advisory and administration fee to

Master Trust

Board approval of investment advisory agreement

(ESG Prime Master Fund) (unaudited)

UBS AM, and, in turn, each Feeder Fund would bear its corresponding expenses in proportion to its investment in the Master Fund. In addition, the board also reviewed and considered the proposed fee waiver and/or expense reimbursement arrangements for the Feeder Funds and considered the estimated actual management fee rate (after taking the proposed waivers and/or reimbursements into account). The board considered that the proposed management fee payable by the Master Fund and the fee waiver and expense reimbursement arrangements for the Feeder Funds were substantially similar to those of the corresponding Select Prime Master-Feeder Money Funds, which the board had reviewed and approved at a meeting held on July 23-24, 2019.

In light of the foregoing, the board determined that the proposed management fee was reasonable in light of the nature, extent and quality of services proposed to be provided to the Master Fund under the Management Contract.

Master Fund performance—As the Master Fund had not yet commenced operations, the board was not able to review the Master Fund’s performance.

UBS AM profitability—The board noted that UBS AM could not report any financial results from its relationship with the Master Fund because the Master Fund had not yet commenced investment operations, and thus, the board could not evaluate the profitability of the Master Fund.

Economies of scale—The board discussed whether economies of scale would be realized by UBS AM with respect to the Master Fund, as its asset base grows, and the extent to which this is reflected in the level of the proposed management fee to be charged by UBS AM to the Master Fund. The board noted that, as the Master Fund had not yet commenced investment operations, economies of scale were not likely to be realized in the near future. The board considered the uncertainty of the estimated asset levels and was mindful of the renewal requirements for advisory agreements and their ability to review the Master Fund’s management fee, including in connection with the annual consideration of the Management Contract after its initial term.

Other potential benefits to UBS AM—The board considered other potential benefits to UBS AM and its affiliates as a result of their anticipated relationship with the Master Fund and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ potential shareholders. In light of the estimated costs of providing investment advisory, administrative and other services to the Master Fund, the estimated costs of providing administrative services to the Feeder Funds, and UBS AM’s ongoing general commitment to the NY Funds, the profits and other ancillary benefits that UBS AM and its affiliates may receive were expected to be reasonable in relation to the nature and quality of the services that were to be provided.

In light of all of the foregoing, the board, including a majority of the Independent Trustees, approved the Management Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the Management Contract in private sessions with its independent legal counsel at which no representatives of UBS AM were present.

UBS Investor Funds

Supplemental information (unaudited)

Board of Trustees & Officers

The Funds are governed by a Board of Trustees which oversees each Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by the trustee.

The Funds’ Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustee

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Meyer Feldberg[2]; 78 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee and Chairman of the Board of Trustees	Since 1998 (Trustee); Since 2017 (Chairman of the Board of Trustees)	Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since 2005). Professor Feldberg also served as President of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promoted interaction with other cities around the world (2007 to 2014). Prior to 2004, he was Dean and Professor of Management and Ethics of the Graduate School of Business at Columbia University (since 1989). From 1992 to 2016, Professor Feldberg was a director of Macy’s, Inc. (operator of department stores). From 1997 to 2017, Professor Feldberg was a director of Revlon, Inc. (cosmetics).	Professor Feldberg is a director or trustee of 9 investment companies (consisting of 49 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.	Professor Feldberg is also a director of the New York City Ballet.

UBS Investor Funds

Supplemental information (unaudited)

Independent Trustees

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Alan S. Bernikow; 79 207 Benedict Ave. Staten Island, NY 10314	Trustee	Since 2005	Mr. Bernikow is retired. Previously, he was deputy chief executive officer at Deloitte & Touche (international accounting and consulting firm). From 2003 to March 2017, Mr. Bernikow was also a director of Destination XL Group, Inc. (menswear) (and served as a member of its nominating and corporate governance committee).	Mr. Bernikow is a trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of its compensation committee) and the lead director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee).
Richard R. Burt; 73 McLarty Associates 900 17th Street, N.W. Washington, D.C. 20006	Trustee	Since 1998	Mr. Burt is a managing partner of McLarty Associates (a consulting firm) (since 2007). He was chairman of IEP Advisors (international investments and consulting firm) until 2009.	Mr. Burt is a trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe, Russia and Turkey Fund, Inc., The European Equity Fund, Inc., and The New Germany Fund, Inc. (and serves as a member of each such fund’s audit, nominating and governance committees).
Bernard H. Garil; 80 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).	Mr. Garil is a trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Garil is also a director of The Leukemia & Lymphoma Society (voluntary health organization) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

UBS Investor Funds

Supplemental information (unaudited)

Independent Trustees (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Heather R. Higgins; 60 c/o Keith A. Weller, Fund Secretary UBS Asset Management (Americas) Inc. One North Wacker Drive Chicago, IL 60606	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or has served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She also serves on the board of the Hoover Institution (from 2001 to 2007 and since 2009).	Ms. Higgins is a trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	None

[1]	Each trustee holds office for an indefinite term.
[2]

Professor Feldberg is deemed an “interested person” of the Trust as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Trust may conduct transactions.

UBS Investor Funds

Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Rose Ann Bubloski[2]; 52	Vice President and Assistant Treasurer	Since 2011	Ms. Bubloski is a director (since 2012) (prior to which she was an associate director (from 2008 to 2012)) and a senior manager of product control and investment support (previously named registered fund product control) at UBS Asset Management (Americas) Inc. and/or UBS Asset Management (US) Inc. (“UBS AM—Americas region”). Ms. Bubloski is a vice president and assistant treasurer of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.
Franklin P. Dickson[2]; 41	Vice President	Since 2017	Mr. Dickson is an associate director (since 2015) and tax compliance manager (since 2017) (prior to which he was a product controller (from 2015 to 2017) of product control and investment support (previously named registered fund product control) of UBS AM—Americas region. From 2013 through 2015, Mr. Dickson was fund administration and compliance manager for U.S. Bancorp Fund Services, LLC, and from 2008 through 2013, Mr. Dickson was vice president, client service manager at BNY Mellon Asset Servicing. Mr. Dickson is a vice president of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.
Lisa N. DiPaolo[2]; 42	Vice President	Since 2015	Ms. DiPaolo is an Executive Director (since 2020) (prior to which she was a director from 2008 until March 2020), and portfolio manager (since 2015) at UBS AM—Americas region. Ms. DiPaolo joined UBS AM—Americas region in 2000 and has been a municipal securities analyst on the tax-free fixed income team. Ms. DiPaolo is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Elbridge T. Gerry III[2]; 63	Vice President	Since 1999	Mr. Gerry is a managing director and formerly co-head of municipal investments of UBS AM—Americas region (from 2017 until June 2020; head from 2001 to 2017). Mr. Gerry is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Charles W. Grande[2]; 56	Vice President	Since 2017	Mr. Grande is a managing director, head of municipal investments (since June 2020; formerly co-head from 2017 until June 2020) and head of municipal credit research (since 2009) with UBS AM—Americas region. Mr. Grande is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Mark F. Kemper[3]; 62	Vice President and Assistant Secretary	Since 2004 and 2019, respectively	Mr. Kemper is a managing director (since 2006) and senior legal counsel (since October 2019) (prior to which he was Interim Head of Compliance and Operational Risk Control (from June 2019 through September 2019) and general counsel of UBS AM—Americas region (from 2004-2019). He has been secretary of UBS AM—Americas region (since 2004) and assistant secretary of UBS Asset Management Trust Company (since 1993). Mr. Kemper is vice president and assistant secretary of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager. Mr. Kemper is employed by UBS Business Solutions US LLC (since 2017).
Joanne M. Kilkeary[2]; 52	Vice President, Treasurer and Principal Accounting Officer	Since 1999 (Vice President) and since 2017 (Treasurer and Principal Accounting Officer)	Ms. Kilkeary is an executive director (since 2013) (prior to which she was a director (from 2008 to 2013)) and head of regulatory, tax, audit and board governance for product control and investment support (since 2017) (prior to which she was a senior manager (from 2004 to 2017) of registered fund product control of UBS AM—Americas region). Ms. Kilkeary is a vice president, treasurer and principal accounting officer of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.
Igor Lasun[2]; 41	President	Since 2018	Mr. Lasun is an executive director and head of fund development and management for UBS AM—Americas region (since 2018) (prior to which he was a senior fixed income product specialist from 2007 to 2018, and had joined the firm in 2005). In this role, he oversees development and management for both wholesale and institutional businesses. Mr. Lasun serves as president of 7 investment companies (consisting of 57 portfolios) for which UBS AM serves as investment advisor or manager.

UBS Investor Funds

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
William Lawlor[3]; 32	Vice President and Assistant Secretary	Since 2018	Mr. Lawlor is a director and associate general counsel with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region since 2013. Prior to joining UBS AM—Americas region, Mr. Lawlor attended Kent College of Law, where he graduated in 2013. Mr. Lawlor is a vice president and assistant secretary of 7 investment companies (consisting of 57 portfolios) for which UBS AM serves as investment advisor or manager.
Ryan Nugent[2]; 42	Vice President	Since 2009	Mr. Nugent is an executive director (since 2017) (prior to which he was director (from 2010 to 2017)), and portfolio manager (since 2005) and head of municipal trading (since 2013) of UBS AM—Americas region. Mr. Nugent is a vice president of two investment companies (consisting of 26 portfolios) for which UBS AM serves as investment advisor or manager.
Nancy D. Osborn[2]; 54	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is a director (since 2010) (prior to which she was an associate director) and a compliance officer (since June 2020) prior to which she was a senior manager of product control and investment support (previously named registered fund product control) of UBS AM—Americas region (from 2006 until June 2020). Mrs. Osborn is a vice president and assistant treasurer of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.
Frank Pluchino[2]; 60	Chief Compliance Officer	Since 2017	Mr. Pluchino is an executive director with UBS Business Solutions US LLC and is also the chief compliance officer of UBS Hedge Fund Solutions LLC (since2010). Mr. Pluchino is the chief compliance officer of 12 investment companies (consisting of 62 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.
Robert Sabatino[3]; 46	Vice President	Since 2001	Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director (since 2007)), head of global liquidity portfolio management (since 2015), head of US taxable money markets (from 2009 to 2015), and portfolio manager of UBS AM—Americas region in the short duration fixed income group (since 2000). Mr. Sabatino is a vice president of three investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.
Eric Sanders[3]; 54	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.
Philip Stacey[3]; 35	Vice President and Assistant Secretary	Since 2018	Mr. Stacey is an executive director (since 2019) and associate general counsel (since 2017) with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region since 2015. Prior to joining UBS AM—Americas region, Mr. Stacey was a legal associate with the Chicago-based investment manager HFR Asset Management, LLC from 2009 through 2015. Mr. Stacey is a vice president and assistant secretary of 7 investment companies (consisting of 57 portfolios) for which UBS AM serves as investment advisor or manager.
David Walczak[3]; 36	Vice President	Since 2016	Mr. Walczak is an executive director (since 2016), head of US money markets (since 2015) and portfolio manager of UBS AM—Americas region. Mr. Walczak is a vice president of three investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.

UBS Investor Funds

Supplemental information (unaudited)

Officers (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Keith A. Weller[3]; 58	Vice President and Secretary	Since 1998 (Vice President) and Since 2019 (Secretary)	Mr. Weller is an executive director (since 2017) and deputy general counsel (since 2019) (prior to which he was senior associate general counsel) with UBS Business Solutions US LLC and also with UBS AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.

[1]	Officers of the Trust are appointed by the trustees and serve at the pleasure of the board.
[2]	This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.
[3]	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.

Trustees

Meyer Feldberg

Chairman

Alan S. Bernikow

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Administrator (and Manager for the Master Funds)

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter (for the feeder funds)

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

©UBS 2020. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S1149

UBS Preferred Funds

Annual Report  |  April 30, 2020

Includes:

•	UBS Select Prime Preferred Fund
•	UBS Select ESG Prime Preferred Fund
•	UBS Select Government Preferred Fund
•	UBS Select Treasury Preferred Fund
•	UBS Prime Preferred Fund
•	UBS Tax-Free Preferred Fund

UBS Preferred Funds

June 10, 2020

Dear Shareholder,

We present you with the annual report for the UBS Preferred Series of Funds, namely UBS Select Prime Preferred Fund, UBS Select ESG Prime Preferred Fund, UBS Select Government Preferred Fund, UBS Select Treasury Preferred Fund, UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund (the “Funds”) for the 12 months (or since commencement period for UBS Select ESG Prime Preferred Fund) ended April 30, 2020 (the “reporting period”).

Performance

The US Federal Reserve Board lowered the federal funds rate five times during the 12 months ended April 30, 2020 and ended the reporting period in a range between 0.00% and 0.25%. The federal funds rate, or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) The yields on a wide range of short-term investments declined over the period. As a result, the Funds’ yields declined during the reporting period.

The seven-day current yields for the Funds (after fee waivers/expense reimbursements) were as follows:

•	UBS Select Prime Preferred Fund: 0.68% on April 30, 2020, versus 2.48% as of April 30, 2019.

•	UBS Select ESG Prime Preferred Fund: 0.73% on April 30, 2020.

•	UBS Select Government Preferred Fund: 0.23% as of April 30, 2020, versus 2.34% as of April 30, 2019.

•	UBS Select Treasury Preferred Fund: 0.20% on April 30, 2020, versus 2.35% as of April 30, 2019.

•	UBS Prime Preferred Fund: 0.67% on April 30, 2020, versus 2.46% as of April 30, 2019.

•	UBS Tax-Free Preferred Fund: 0.07% on April 30, 2020, versus 2.06% as of April 30, 2019.

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on pages 7-9.

An interview with the Portfolio Managers

Q.	How would you describe the economic environment during the reporting period?
A.	After initially expanding at a moderate pace, the US economy then significantly contracted given the impact from the COVID-19 pandemic.

UBS Select Prime Preferred Fund

UBS Select Government Preferred Fund

UBS Select Treasury Preferred Fund

UBS Prime Preferred Fund

Investment goals

(all four Funds):

Maximum current income consistent with liquidity and the preservation of capital

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

UBS Select Government Preferred Fund—June 28, 2016;

UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund—August 28, 2007;

UBS Prime Preferred Fund—January 19, 2016

Dividend Payments:

Monthly

UBS Select ESG Prime Preferred Fund

Investment goal:

Maximum current income as is consistent with liquidity and preservation of capital while incorporating select environmental, social, and governance criteria (“ESG”) into the investment process.

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

January 15, 2020

Dividend payments:

Monthly

1

UBS Preferred Funds

Looking back, the US Commerce Department reported that gross domestic product (“GDP”) grew at a 2.0%, 2.1% and 2.1% seasonally adjusted annualized rate during the second, third and fourth quarters of 2019, respectively. The US Commerce Department’s initial estimate for first quarter GDP was -4.8%, which represented the largest quarterly decline since the fourth quarter of 2008. With large portions of the economy shut down in an attempt to “flatten the curve” and thwart the spread of COVID-19, second quarter 2020 GDP is also expected to be extremely weak.

Q.	How did the US Federal Reserve Board (the “Fed”) react to the economic environment?
A.

The Fed took a number of aggressive—and in some cases unprecedented—actions in an attempt to support the economy. After raising interest rates four times in 2018, the Fed indicated it would pause from additional rate hikes. After analyzing incoming economic data for several months, the Fed pulled the trigger and lowered the federal funds rate at its meetings in July, September and October 2019. At its meeting in January 2020, the Fed reiterated its intention to pause from further actions for the time being as it analyzed incoming economic data. However, given the rapid spread of COVID-19 and its impact on the economy, on March 3, 2020 the Fed cut the federal funds rate to a range between 1.00% and 1.25%. Then, on March 15, the Fed lowed the federal funds rate to a range between 0.00% and 0.25%. In addition, the Fed announced that, “over coming months the Committee will increase its holdings of Treasury securities by at least $500 billion and its holdings of agency mortgage-backed securities by at least $200 billion.” On March 23, the Fed said, “It has become clear that our economy will face severe disruptions…Aggressive efforts must be taken across the public and private sectors to limit the losses to jobs and incomes and to promote a swift recovery once the disruptions abate.” This included essentially unlimited purchases of Treasury and mortgage securities. Finally, on April 29, 2020, the Fed said, “To support the flow of credit to households and businesses, the Federal Reserve will continue to purchase Treasury securities and agency residential and commercial mortgage-backed securities in the amounts needed to support smooth market functioning, thereby fostering effective transmission of monetary policy to broader financial conditions.”

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.

Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—the Prime Master Fund, the ESG Prime Master Fund, the Government Master Fund, the Treasury Master Fund, the Prime CNAV Master Fund and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

•

For the Prime Master Fund in which UBS Select Prime Preferred Fund invests, we tactically adjusted its weighted average maturity (WAM)—which is the weighted average maturity of the securities in the portfolio—throughout the 12-month review period. When the reporting period began, the Master Fund had a WAM of 26 days. By the end of the period on April 30, 2020, the Master Fund’s WAM was 27 days.

At the issuer level, we maintained a high level of diversification. To that end, for maturities past overnight, we typically purchased up to 3% in single nongovernment issuers throughout the reporting period. (The Master Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

UBS Tax-Free Preferred Fund

Investment goal:

Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

Portfolio Managers:

Elbridge T. Gerry III

Lisa M. DiPaolo

UBS Asset Management (Americas) Inc.

Commencement:

August 28, 2007

Dividend Payments:

Monthly

2

UBS Preferred Funds

At the security level, we modestly increased the Master Fund’s exposures to commercial paper. Conversely, we decreased its exposure to certificates of deposit. We also added direct US Treasury obligations to the portfolio.

•

The WAM for the Master Fund in which UBS Select ESG Prime Preferred Fund invests was 41 days at period-end on April 30, 2020. At the security level, the Master Fund’s largest exposures were commercial paper, repurchase agreements and time deposits. It also had a modest position in certificates of deposit.

•

The WAM for the Master Fund in which UBS Select Government Preferred Fund invests was 41 days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end on April 30, 2020, it was 48 days. At the security level, we increased the Master Fund’s exposure to repurchase agreements and decreased its allocation to US government agency obligations.

•

The WAM for the Master Fund in which UBS Select Treasury Preferred Fund invests was 18 days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end on April 30, 2020 it was 51 days. At the security level, we increased the Master Fund’s exposure to direct US Treasury obligations and reduced its exposure to repurchase agreements backed by those securities.

•

The WAM for the Prime CNAV Master Fund in which UBS Prime Preferred Fund invests was 24 days when the reporting period began. We tactically adjusted its WAM, and at the end of the reporting period on April 30, 2020 the Master Fund’s WAM was 33 days. Over the review period, we increased the Master Fund’s exposure to commercial paper. We also initiated small positions in US Treasury obligations and US government agency obligations. Conversely, we decreased our exposures to certificates of deposit, time deposits and repurchase agreements.

•

The WAM for the Master Fund in which UBS Tax-Free Preferred Fund invests was 9 days when the reporting period began. We tactically adjusted the Master Fund’s WAM based on market conditions and seasonality factors within the tax-exempt market. At the end of the reporting period on April 30, 2020 its WAM was 9 days. Over the review period, we increased the Master Fund’s allocation to municipal bonds and reduced its exposure to tax-exempt commercial paper.

Q.	What factors do you believe will affect the Funds over the coming months?
A.

As of this writing, it is unclear what the ultimate impact from the COVID-19 pandemic will be on the global economy. That being said, it’s widely expected that the US will experience a recession. Against this backdrop, we expect the Fed to remain highly accommodative and inflation to remain generally well contained. In this environment, we anticipate continuing to manage the Funds focusing on risk and liquidity.

3

UBS Preferred Funds

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds, please contact your financial advisor, or visit us at www.ubs.com/am-us.*

Sincerely,

Igor Lasun

President—UBS Series Fund

UBS Select Prime Preferred Fund

UBS Select ESG Prime Preferred Fund

UBS Select Government Preferred Fund

UBS Select Treasury Preferred Fund

UBS Prime Preferred Fund

UBS Tax-Free Preferred Fund

Executive Director

UBS Asset Management

(Americas) Inc.

David J. Walczak

Portfolio Manager—

UBS Select Prime Preferred Fund

UBS Select ESG Prime Preferred Fund

UBS Select Government Preferred Fund

UBS Select Treasury Preferred Fund

UBS Prime Preferred Fund

Executive Director

UBS Asset Management

(Americas) Inc.

Robert Sabatino

Portfolio Manager—

UBS Select Prime Preferred Fund

UBS Select ESG Prime Preferred Fund

UBS Select Government Preferred Fund

UBS Select Treasury Preferred Fund

UBS Prime Preferred Fund

Managing Director

UBS Asset Management

(Americas) Inc.

Elbridge T. Gerry III Portfolio Manager— UBS Tax-Free Preferred Fund Managing Director UBS Asset Management (Americas) Inc.

Lisa DiPaolo Portfolio Manager— UBS Tax-Free Preferred Fund Executive Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the 12-month period (or since commencement) ended April 30, 2020. The views and opinions in the letter were current as of June 10, 2020. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/am-us.

4

UBS Preferred Funds

Understanding your Fund’s expenses1 (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2019 to April 30, 2020.

Actual expenses

The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Please note that while UBS Select ESG Prime Preferred Fund commenced operations on January 15, 2020, the “hypothetical” expenses paid during the period reflect activity for the full six month period for the purposes of comparability. This projection assumes that the Fund’s expense ratio in effect during its initial period (January 15, 2020 through April 30, 2020) also would have been in effect during the period from November 1, 2019 to April 30, 2020.

5

UBS Preferred Funds

Understanding your Fund’s expenses1 (unaudited) (concluded)

	Beginning account value November 1, 2019	Ending account value[2] April 30, 2020	Expenses paid during period[3,4] 11/01/19 to 04/30/20	Expense ratio during the period

UBS Select Prime Preferred Fund
Actual	$1,000.00	$1,007.50	$0.70	0.14%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.17	0.70	0.14

UBS Select ESG Prime Preferred Fund
Actual	$1,000.00	$1,004.50	$0.12	0.04%
Hypothetical (5% annual return before expenses)	1,000.00	1,014.37	0.12	0.04

UBS Select Government Preferred Fund
Actual	$1,000.00	$1,006.20	$0.70	0.14%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.17	0.70	0.14

UBS Select Treasury Preferred Fund
Actual	$1,000.00	$1,005.90	$0.70	0.14%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.17	0.70	0.14

UBS Prime Preferred Fund
Actual	$1,000.00	$1,007.20	$0.70	0.14%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.17	0.70	0.14

UBS Tax-Free Preferred Fund
Actual	$1,000.00	$1,005.20	$0.70	0.14%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.17	0.70	0.14

[1]	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.
[2]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[3]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half year period).
[4]

UBS Select ESG Prime Preferred Fund commenced operations on January 15, 2020. Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 106 divided by 366 (to reflect the inception period from January 15, 2020 to April 30, 2020). Hypothetical expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half year period).

6

UBS Preferred Funds

Yields and characteristics at a glance—April 30, 2020 (unaudited)

UBS Select Prime Preferred Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	0.68%
Seven-day effective yield after fee waivers[1]	0.68
Seven-day current yield before fee waivers[1]	0.64
Seven-day effective yield before fee waivers[1]	0.64
Weighted average maturity[2]	27 days

UBS Select ESG Prime Preferred Fund*

Yields and characteristics
Seven-day current yield after fee waivers[1]	0.73%
Seven-day effective yield after fee waivers[1]	0.73
Seven-day current yield before fee waivers[1]	0.59
Seven-day effective yield before fee waivers[1]	0.59
Weighted average maturity[2]	41 days

Table footnotes are on page 9.

You could lose money by investing in UBS Select Prime Preferred Fund and UBS Select ESG Prime Preferred Fund. Because the price of interests in the related money market master fund will fluctuate, when you sell your shares of UBS Select Prime Preferred Fund and UBS Select ESG Prime Preferred Fund, your shares of UBS Select Prime Preferred Fund and UBS Select ESG Prime Preferred Fund may be worth more or less than what you originally paid for them. The related money market master fund may impose a fee upon sale of your shares of UBS Select Prime Preferred Fund and UBS Select ESG Prime Preferred Fund or may temporarily suspend your ability to sell shares of UBS Select Prime Preferred Fund and UBS Select ESG Prime Preferred Fund if the related money market master fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Select Prime Preferred Fund and UBS Select ESG Prime Preferred Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Prime Preferred Fund’s sponsor and UBS Select ESG Prime Preferred Fund’s sponsor has no legal obligation to provide financial support to UBS Select Prime Preferred Fund and UBS Select ESG Prime Preferred Fund, and you should not expect that the fund’s sponsor will provide financial support to UBS Select Prime Preferred Fund and UBS Select ESG Prime Preferred Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

7

UBS Preferred Funds

Yields and characteristics at a glance—April 30, 2020 (unaudited) (continued)

UBS Select Government Preferred Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	0.23%
Seven-day effective yield after fee waivers[1]	0.23
Seven-day current yield before fee waivers[1]	0.19
Seven-day effective yield before fee waivers[1]	0.19
Weighted average maturity[2]	48 days

UBS Select Treasury Preferred Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	0.20%
Seven-day effective yield after fee waivers[1]	0.21
Seven-day current yield before fee waivers[1]	0.17
Seven-day effective yield before fee waivers[1]	0.17
Weighted average maturity[2]	51 days

Table footnotes are on page 9.

You could lose money by investing in UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. An investment in UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Government Preferred Fund’s sponsor and UBS Select Treasury Preferred Fund’s sponsor has no legal obligation to provide financial support to UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund, and you should not expect that the funds’ sponsor will provide financial support to UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

8

UBS Preferred Funds

Yields and characteristics at a glance—April 30, 2020 (unaudited) (concluded)

UBS Prime Preferred Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	0.67%
Seven-day effective yield after fee waivers[1]	0.68
Seven-day current yield before fee waivers[1]	0.63
Seven-day effective yield before fee waivers[1]	0.64
Weighted average maturity[2]	33 days

UBS Tax-Free Preferred Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	0.07%
Seven-day effective yield after fee waivers[1]	0.07
Seven-day current yield before fee waivers[1]	0.03
Seven-day effective yield before fee waivers[1]	0.03
Weighted average maturity[2]	9 days

Investments in UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund are intended to be limited to accounts beneficially owned by natural persons. UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund reserve the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Prime Preferred Fund and UBS Tax- Free Preferred Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. The related money market master funds may impose a fee upon sale of your shares of UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund or may temporarily suspend your ability to sell shares of UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund if the related money market master fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Prime Preferred Fund’s sponsor and UBS Tax-Free Preferred Fund’s sponsor has no legal obligation to provide financial support to UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund and you should not expect that the funds’ sponsor will provide financial support to UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

*	Commenced operations on January 15, 2020.
[1]

Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

9

UBS Preferred Funds

Statement of assets and liabilities

April 30, 2020

UBS Select Prime Preferred Fund
Assets:
Investments in Master Fund, at cost (which approximates cost for federal income tax purposes)	$2,920,257,256

Investments in Master Fund, at value	2,920,724,886
Receivable from affiliate	—
Total assets	2,920,724,886

Liabilities:
Dividends payable to shareholders	1,352,504
Payable to affiliate	79,839
Total liabilities	1,432,343

Net assets	2,919,292,543
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 2,917,954,728; 7,431,634; 9,953,731,746; 15,924,921,360; 1,261,227,698 and 280,242,605 outstanding, respectively	$2,918,805,492
Distributable earnings (losses)	487,051
Net assets	$2,919,292,543
Net asset value per share	$1.0005

10

UBS Preferred Funds

UBS Select ESG Prime Preferred Fund	UBS Select Government Preferred Fund	UBS Select Treasury Preferred Fund	UBS Prime Preferred Fund	UBS Tax-Free Preferred Fund

$7,433,543	$9,955,908,116	$15,927,864,844	$1,261,904,144	$280,367,329

7,439,234	9,955,908,116	15,927,864,844	1,261,904,144	280,367,329
2,243	—	—	—	—
7,441,477	9,955,908,116	15,927,864,844	1,261,904,144	280,367,329

4,552	1,855,149	2,520,906	624,883	107,956
—	275,225	422,578	35,785	16,768
4,552	2,130,374	2,943,484	660,668	124,724

7,436,925	9,953,777,742	15,924,921,360	1,261,243,476	280,242,605

$7,431,234	$9,953,731,746	$15,924,921,360	$1,261,227,698	$280,242,560
5,691	45,996	—	15,778	45
$7,436,925	$9,953,777,742	$15,924,921,360	$1,261,243,476	$280,242,605
$1.0007	$1.00	$1.00	$1.00	$1.00

See accompanying notes to financial statements.

11

UBS Preferred Funds

Statement of operations

For the period ended April 30, 2020

UBS Select Prime Preferred Fund
Investment income:
Interest income allocated from Master Fund	$70,879,483
Expenses allocated from Master Fund	(3,531,463)
Expense waiver allocated from Master Fund	—
Net investment income allocated from Master Fund	67,348,020
Expenses:
Administration fees	2,797,811
Trustees’ fees	24,701
2,822,512
Fee waivers by administrator	(1,411,263)
Net expenses	1,411,249
Net investment income (loss)	65,936,771
Net realized gain (loss) allocated from Master Fund	19,421
Net change in unrealized appreciation (depreciation) allocated from Master Fund	253,527
Net increase (decrease) in net assets resulting from operations	$66,209,719

12

UBS Preferred Funds

UBS Select ESG Prime Preferred Fund[1]	UBS Select Government Preferred Fund	UBS Select Treasury Preferred Fund	UBS Prime Preferred Fund	UBS Tax-Free Preferred Fund

$20,526	$88,785,149	$136,004,353	$19,299,252	$4,784,521
(1,578)	(5,204,638)	(8,295,732)	(1,035,625)	(378,570)
1,578	—	—	—	—
20,526	83,580,511	127,708,621	18,263,627	4,405,951

—	4,127,445	6,588,100	811,265	287,644
1,273	33,236	43,902	16,618	15,060
1,273	4,160,681	6,632,002	827,883	302,704
(636)	(2,080,342)	(3,316,021)	(413,938)	(151,353)
637	2,080,339	3,315,981	413,945	151,351
19,889	81,500,172	124,392,640	17,849,682	4,254,600
—	147,921	6,676	15,778	—
5,691	—	—	—	—
$25,580	$81,648,093	$124,399,316	$17,865,460	$4,254,600

[1]	Commenced operations on January 15, 2020.

See accompanying notes to financial statements.

13

UBS Preferred Funds

Statement of changes in net assets

	UBS Select Prime Preferred Fund
	For the years ended April 30,
	2020	2019
From operations:

Net investment income (loss)	$65,936,771	$59,383,868
Net realized gain (loss)	19,421	9,792
Net change in unrealized appreciation (depreciation)	253,527	153,555
Net increase (decrease) in net assets resulting from operations	66,209,719	59,547,215
Total distributions	(65,953,438)	(59,377,135)
Net increase (decrease) in net assets from beneficial interest transactions	167,668,911	1,018,656,905
Net increase (decrease) in net assets	167,925,192	1,018,826,985
Net assets:

Beginning of year	2,751,367,351	1,732,540,366
End of year	$2,919,292,543	$2,751,367,351

UBS Select ESG Prime Preferred Fund
For the period from January 15, 2020[1] to April 30, 2020
From operations:

Net investment income (loss)	$19,889
Net change in unrealized appreciation (depreciation)	5,691
Net increase (decrease) in net assets resulting from operations	25,580
Total distributions	(19,889)
Net increase (decrease) in net assets from beneficial interest transactions	7,431,234
Net increase (decrease) in net assets	7,436,925
Net assets:

Beginning of period	—
End of period	$7,436,925

[1]	Commencement of operations.

See accompanying notes to financial statements.

14

UBS Preferred Funds

Statement of changes in net assets

	UBS Select Government Preferred Fund
	For the years ended April 30,
	2020	2019
From operations:

Net investment income (loss)	$81,500,172	$78,506,597
Net realized gain (loss)	147,921	67,156
Net increase (decrease) in net assets resulting from operations	81,648,093	78,573,753
Total distributions	(81,641,587)	(78,506,597)
Net increase (decrease) in net assets from beneficial interest transactions	6,344,014,191	(303,939,552)
Net increase (decrease) in net assets	6,344,020,697	(303,872,396)
Net assets:

Beginning of year	3,609,757,045	3,913,629,441
End of year	$9,953,777,742	$3,609,757,045

	UBS Select Treasury Preferred Fund
	For the years ended April 30,
	2020	2019
From operations:

Net investment income (loss)	$124,392,640	$156,785,543
Net realized gain (loss)	6,676	318
Net increase (decrease) in net assets resulting from operations	124,399,316	156,785,861
Total distributions	(124,399,587)	(156,803,994)
Net increase (decrease) in net assets from beneficial interest transactions	10,297,674,316	(3,620,887,223)
Net increase (decrease) in net assets	10,297,674,045	(3,620,905,356)
Net assets:

Beginning of year	5,627,247,315	9,248,152,671
End of year	$15,924,921,360	$5,627,247,315

See accompanying notes to financial statements.

15

UBS Preferred Funds

Statement of changes in net assets

	UBS Prime Preferred Fund
	For the years ended April 30,
	2020	2019
From operations:

Net investment income (loss)	$17,849,682	$11,151,987
Net realized gain (loss)	15,778	—
Net increase (decrease) in net assets resulting from operations	17,865,460	11,151,987
Total distributions	(17,849,682)	(11,152,022)
Net increase (decrease) in net assets from beneficial interest transactions	706,519,146	151,111,429
Net increase (decrease) in net assets	706,534,924	151,111,394
Net assets:

Beginning of year	554,708,552	403,597,158
End of year	$1,261,243,476	$554,708,552

	UBS Tax-Free Preferred Fund
	For the years ended April 30,
	2020	2019
From operations:

Net investment income (loss)	$4,254,600	$8,364,176
Net increase (decrease) in net assets resulting from operations	4,254,600	8,364,176
Total distributions	(4,254,600)	(8,364,176)
Net increase (decrease) in net assets from beneficial interest transactions	(126,071,185)	(857,545,535)
Net increase (decrease) in net assets	(126,071,185)	(857,545,535)
Net assets:

Beginning of year	406,313,790	1,263,859,325
End of year	$280,242,605	$406,313,790

See accompanying notes to financial statements.

16

UBS Select Prime Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2020	2019	2018	2017	2016
Net asset value, beginning of year	$1.0001	$1.0001	$1.0002	$1.0000	$1.00
Net investment income (loss)	0.0186	0.0226	0.0137	0.0061	0.002
Net realized and unrealized gain (loss)	0.0004	(0.0000)[2]	(0.0001)	0.0011	0.000 [1]
Net increase (decrease) from operations	0.0190	0.0226	0.0136	0.0072	0.002
Dividends from net investment income	(0.0186)	(0.0226)	(0.0137)	(0.0061)	(0.002)
Distributions from net realized gains	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0009)	(0.000)[1]
Total dividends and distributions	(0.0186)	(0.0226)	(0.0137)	(0.0070)	(0.002)
Net asset value, end of year	$1.0005	$1.0001	$1.0001	$1.0002	$1.00
Total investment return[3]	1.92%	2.28%	1.37%	0.72%	0.21%
Ratios to average net assets:
Expenses before fee waivers[4]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers[4]	0.14%	0.12%	0.08%	0.13%	0.14%
Net investment income (loss)[4]	1.87%	2.29%	1.40%	0.44%	0.21%
Supplemental data:
Net assets, end of year (000’s)	$2,919,293	$2,751,367	$1,732,540	$599,760	$7,187,548

[1]	Amount represents less than $0.0005 per share.
[2]	Amount represents less than $0.00005 per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements.

17

UBS Select ESG Prime Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

For the period from January 15, 2020[1] to April 30, 2020
Net asset value, beginning of period	$1.0000
Net investment income (loss)	0.0038
Net realized and unrealized gain (loss)	0.0007
Net increase (decrease) from operations	0.0045
Dividends from net investment income	(0.0038)
Total dividends and distributions	(0.0038)
Net asset value, end of period	$1.0007
Total investment return[2]	0.45%
Ratios to average net assets:
Expenses before fee waivers[4]	0.18%[3]
Expenses after fee waivers[4]	0.04%[3]
Net investment income (loss)[4]	1.25%[3]
Supplemental data:
Net assets, end of period (000’s)	$7,437

[1]	Commencement of operations.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Annualized.
[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements.

18

UBS Select Government Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Years ended April 30,			For the period from June 28, 2016[1] to April 30, 2017
	2020	2019	2018
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.017	0.020	0.010	0.003
Net realized gain (loss)	0.000 [2]	0.000 [2]	(0.000)[2]	0.000 [2]
Net increase (decrease) from operations	0.017	0.020	0.010	0.003
Dividends from net investment income	(0.017)	(0.020)	(0.010)	(0.003)
Distributions from net realized gains	(0.000)[2]	—	(0.000)[2]	(0.000)[2]
Total dividends and distributions	(0.017)	(0.020)	(0.010)	(0.003)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total investment return[3]	1.70%	2.05%	1.04%	0.34%
Ratios to average net assets:
Expenses before fee waivers[4]	0.18%	0.18%	0.18%	0.18%[5]
Expenses after fee waivers[4]	0.14%	0.14%	0.14%	0.09%[5]
Net investment income (loss)[4]	1.57%	2.03%	1.03%	0.47%[5]
Supplemental data:
Net assets, end of period (000’s)	$9,953,778	$3,609,757	$3,913,629	$4,098,750

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements.

19

UBS Select Treasury Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2020	2019	2018	2017	2016
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.017	0.020	0.010	0.003	0.001
Net realized gain (loss)	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase (decrease) from operations	0.017	0.020	0.010	0.003	0.001
Dividends from net investment income	(0.017)	(0.020)	(0.010)	(0.003)	(0.001)
Distributions from net realized gains	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.017)	(0.020)	(0.010)	(0.003)	(0.001)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	1.66%	2.06%	1.04%	0.34%	0.07%
Ratios to average net assets:
Expenses before fee waivers[3]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers[3]	0.14%	0.14%	0.14%	0.14%	0.10%
Net investment income (loss)[3]	1.50%	2.00%	1.04%	0.36%	0.06%
Supplemental data:
Net assets, end of year (000’s)	$15,924,921	$5,627,247	$9,248,153	$10,356,105	$4,993,806

[1]	Amount represents less than $0.0005 per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements.

20

UBS Prime Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Years ended April 30,				For the period from January 19, 2016[1] to April 30, 2016
	2020	2019	2018	2017
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.018	0.023	0.013	0.006	0.001
Net realized gain (loss)	0.000 [2]	—	0.000 [2]	0.000 [2]	—
Net increase (decrease) from operations	0.018	0.023	0.013	0.006	0.001
Dividends from net investment income	(0.018)	(0.023)	(0.013)	(0.006)	(0.001)
Distributions from net realized gains	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
Total dividends and distributions	(0.018)	(0.023)	(0.013)	(0.006)	(0.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[3]	1.86%	2.23%	1.28%	0.58%	0.11%
Ratios to average net assets:
Expenses before fee waivers[4]	0.18%	0.18%	0.18%	0.18%	0.18%[5]
Expenses after fee waivers[4]	0.14%	0.14%	0.14%	0.14%	0.04%[5]
Net investment income (loss)[4]	1.72%	2.21%	1.25%	0.62%	0.39%[5]
Supplemental data:
Net assets, end of period (000’s)	$1,261,243	$554,709	$403,597	$502,930	$193,746

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements.

21

UBS Tax-Free Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2020	2019	2018	2017	2016
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.012	0.013	0.009	0.004	0.000 [1]
Net realized gain (loss)	—	—	—	—	0.000 [1]
Net increase (decrease) from operations	0.012	0.013	0.009	0.004	0.000 [1]
Dividends from net investment income	(0.012)	(0.013)	(0.009)	(0.004)	(0.000)[1]
Distributions from net realized gains	—	—	—	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.012)	(0.013)	(0.009)	(0.004)	(0.000)[1]
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	1.19%	1.34%	0.87%	0.42%	0.03%
Ratios to average net assets:
Expenses before fee waivers[3]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers[3]	0.14%	0.14%	0.14%	0.14%	0.04%
Net investment income (loss)[3]	1.12%	1.28%	0.89%	0.53%	0.02%
Supplemental data:
Net assets, end of year (000’s)	$280,243	$406,314	$1,263,859	$899,845	$27,487

[1]	Amount represents less than $0.0005 per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements.

22

UBS Preferred Funds

Notes to financial statements

Organization and significant accounting policies

UBS Select Prime Preferred Fund (“Prime Preferred Fund”), UBS Select ESG Prime Preferred Fund (“ESG Prime Preferred Fund”), UBS Select Government Preferred Fund (“Government Preferred Fund”), UBS Select Treasury Preferred Fund (“Treasury Preferred Fund”), UBS Prime Preferred Fund (“Prime CNAV Preferred Fund”), and UBS Tax-Free Preferred Fund (“Tax-Free Preferred Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty-two series. The financial statements for the other series of the Trust are not included herein.

Prime Preferred Fund, ESG Prime Preferred Fund, Government Preferred Fund, Treasury Preferred Fund, Prime CNAV Preferred Fund, and Tax-Free Preferred Fund are “feeder funds” that invest all of their investable assets in “master funds”—Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund, respectively (each a “Master Fund”, collectively, the “Master Funds” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives.

Prime Preferred Fund, Treasury Preferred Fund, and Tax-Free Preferred Fund commenced operations on August 28, 2007. Prime CNAV Preferred Fund commenced operations on January 19, 2016, Government Preferred Fund commenced operations on June 28, 2016 and ESG Prime Preferred Fund commenced operations on January 15, 2020.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds and the administrator for the feeder funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investment reflects each Fund’s proportionate interest in the net assets of its corresponding Master Fund (17.68% for Prime Preferred Fund, 10.11% for ESG Prime Preferred Fund, 56.05% for Government Preferred Fund, 45.76% for Treasury Preferred Fund, 16.84% for Prime CNAV Preferred Fund, and 10.89% for Tax-Free Preferred Fund at April 30, 2020).

All of the net investment income and realized and unrealized gains and losses from investment activities of each Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Portfolio of investments, are included elsewhere in this report and should be read in connection with the Funds’ financial statements. The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

23

UBS Preferred Funds

Notes to financial statements

The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Floating net asset value per share funds—Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), Prime Preferred Fund and ESG Prime Preferred Fund calculate their net asset value to four decimals (e.g., $1.0000) using market-based pricing and expect that their share price will fluctuate.

On occasion, it is possible that the end of day accounting net asset value (“NAV”) per share of a floating NAV Fund (“FNAV”), as reported in a shareholder report, for example, may differ from the transactional NAV per share (used for purposes of processing purchases and redemptions); while this is not expected to occur with great frequency, it may happen should certain factors align on a given business day. The final end-of-day NAV per share for accounting and financial statement reporting purposes is designed to reflect all end-of-day accounting activities, which may include, but are not limited to, income and expense accruals, dividend and distribution reinvestments as well as final share activity; such items are factored into the Fund after the last transactional NAV per share is calculated on a given day (normally, the last transactional NAV per share is calculated as of 3 pm, Eastern time, as explained in the fund’s prospectus).

Constant net asset value per share funds—Government Preferred Fund, Treasury Preferred Fund, Prime CNAV Preferred Fund, and Tax-Free Preferred Fund (collectively the “Constant NAV Funds”) attempt to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Constant NAV Funds will be able to maintain a stable net asset value of $1.00 per share. The Constant NAV Funds have adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable each to do so. Government Preferred Fund and Treasury Preferred Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As “government money market funds”, Government Preferred Fund and Treasury Preferred Fund are permitted to seek to maintain a stable price per share. Prime CNAV Preferred Fund and Tax-Free Preferred Fund operate as “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “retail money market funds”, Prime CNAV Preferred Fund and Tax-Free Preferred Fund are permitted to seek to maintain a stable price per share.

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, Prime Preferred Fund, ESG Prime Preferred Fund, Prime CNAV Preferred Fund and Tax-Free Preferred Fund may be subject to the possible imposition of a liquidity fee and/or temporary redemption gate. Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund may impose a fee upon the sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity, ESG Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below required minimums because of market conditions or other factors. For the year ended April 30, 2020, Prime Preferred Fund, ESG Prime Preferred Fund, Prime CNAV Preferred Fund and Tax-Free Preferred Fund were not subject to any liquidity fees and/or redemption gates.

By operating as “government money market funds”, Government Preferred Fund and Treasury Preferred Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Funds’ Board of Trustees (the “Board”) may elect to subject Government Preferred Fund and Treasury Preferred Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

24

UBS Preferred Funds

Notes to financial statements

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak that occurred may have a significant negative impact on the operations and profitability of the Funds’ investments. The extent of the impact to the financial performance of the Funds will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Administrator

UBS AM serves as the administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the below annual rate, as a percentage of each Fund’s average daily net assets:

Fund	Administration fee
Prime Preferred Fund	0.08%
ESG Prime Preferred Fund	0.08
Government Preferred Fund	0.08
Treasury Preferred Fund	0.08
Prime CNAV Preferred Fund	0.08
Tax-Free Preferred Fund	0.08

At April 30, 2020, each Fund owed or was owed by UBS AM for administrative services as follows:

Fund	Amounts due to (owed by) UBS AM
Prime Preferred Fund	$158,990
ESG Prime Preferred Fund	(1,852)
Government Preferred Fund	550,434
Treasury Preferred Fund	845,150
Prime CNAV Preferred Fund	71,538
Tax-Free Preferred Fund	33,537

In exchange for these fees, UBS AM has agreed to bear all of the Funds’ expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Funds’ independent trustees, it is contractually obligated to reduce its fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of each Fund’s average daily net assets.

The Funds and UBS AM have entered into a written fee waiver agreement pursuant to which UBS AM is contractually obligated to waive its administration fees so that the total ordinary operating expenses of the Funds do not exceed 0.14% through December 31, 2020 for each of the funds. The fee waiver agreement may be terminated by the Funds’ Board at any time and also will terminate automatically upon the expiration or termination of the Funds’

25

UBS Preferred Funds

Notes to financial statements

contract with UBS AM. At April 30, 2020, UBS AM owed the Funds and for the year ended April 30, 2020, UBS was contractually obligated to waive, as follows, and such waived amounts are not subject to future recoupment:

Fund	Amounts owed by UBS AM	Amounts waived by UBS AM
Prime Preferred Fund	$79,151	$1,411,263
ESG Prime Preferred Fund	391	636
Government Preferred Fund	275,209	2,080,342
Treasury Preferred Fund	422,572	3,316,021
Prime CNAV Preferred Fund	35,753	413,938
Tax-Free Preferred Fund	16,769	151,353

In addition, UBS AM may voluntarily undertake to waive fees in the event that Funds’ yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At April 30, 2020, and for the year ended April 30, 2020, UBS AM did not owe and/or waive fees under this additional undertaking.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest for each of the Funds for the year ended April 30, 2020 and April 30, 2019 were as follows:

Prime Preferred Fund

	For the year ended April 30, 2020:
	Shares	Amount
Shares sold	22,562,395,590	$22,566,112,944
Shares repurchased	(22,452,842,393)	(22,455,854,678)
Dividends reinvested	57,401,974	57,410,645
Net increase (decrease)	166,955,171	$167,668,911

	For the year ended April 30, 2019:
	Shares	Amount
Shares sold	17,381,429,000	$17,383,545,144
Shares repurchased	(16,409,410,899)	(16,411,514,624)
Dividends reinvested	46,619,811	46,626,385
Net increase (decrease)	1,018,637,912	$1,018,656,905

ESG Prime Preferred Fund

	For the period from January 15, 2020[1] to April 30, 2020:
	Shares	Amount
Shares sold	8,667,263	$8,667,264
Shares repurchased	(1,235,629)	(1,236,030)
Net increase (decrease)	7,431,634	$7,431,234

[1]	Commencement of operations.

26

UBS Preferred Funds

Notes to financial statements

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

Government Preferred Fund

	For the years ended April 30,
	2020	2019
Shares sold	134,283,437,126	128,255,707,269
Shares repurchased	(127,991,490,582)	(128,610,325,562)
Dividends reinvested	52,067,647	50,678,741
Net increase (decrease) in shares outstanding	6,344,014,191	(303,939,552)

Treasury Preferred Fund

	For the years ended April 30,
	2020	2019
Shares sold	60,309,685,095	43,271,490,586
Shares repurchased	(50,123,762,917)	(47,026,868,592)
Dividends reinvested	111,752,138	134,490,783
Net increase (decrease) in shares outstanding	10,297,674,316	(3,620,887,223)

Prime CNAV Preferred Fund

	For the years ended April 30,
	2020	2019
Shares sold	7,368,220,946	1,240,960,326
Shares repurchased	(6,677,904,123)	(1,100,046,250)
Dividends reinvested	16,202,323	10,197,353
Net increase (decrease) in shares outstanding	706,519,146	151,111,429

Tax-Free Preferred Fund

	For the years ended April 30,
	2020	2019
Shares sold	1,139,548,621	727,239,190
Shares repurchased	(1,270,119,035)	(1,593,689,534)
Dividends reinvested	4,499,229	8,904,809
Net increase (decrease) in shares outstanding	(126,071,185)	(857,545,535)

Federal tax status

Each Fund intends to distribute substantially all of its taxable income and to comply with all the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

27

UBS Preferred Funds

Notes to financial statements

The tax character of distributions paid to shareholders by the Funds during the fiscal years ended April 30, 2020 and April 30, 2019 were as follows:

	2020			2019
Fund	Tax-exempt income	Ordinary income	Long-term realized capital gains	Tax-exempt income	Ordinary income	Long-term realized capital gains
Prime Preferred Fund	$—	$65,953,438	$—	$—	$59,377,135	$—
ESG Prime Preferred Fund	—	19,888	—	—	—	—
Government Preferred Fund	—	81,641,587	—	—	78,506,597	—
Treasury Preferred Fund	—	124,399,587	—	—	156,785,590	18,404
Prime CNAV Preferred Fund	—	17,849,682	—	—	11,152,022	—
Tax-Free Preferred Fund	4,254,600	—	—	8,364,171	5	—

At April 30, 2020, components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed tax-exempt income	Undistributed ordinary income	Undistributed long-term capital gains	Accumulated realized capital and other losses	Unrealized appreciation (depreciation)	Other temporary differences	Total
Prime Preferred Fund	$—	$1,371,926	$—	$—	$467,630	$(1,352,505)	$487,051
ESG Prime Preferred Fund	—	4,552	—	—	5,692	(4,552)	5,692
Government Preferred Fund	—	1,901,145	—	—	—	(1,855,149)	45,996
Treasury Preferred Fund	—	2,520,906	—	—	—	(2,520,906)	—
Prime CNAV Preferred Fund	—	640,661	—	—	—	(624,883)	15,778
Tax-Free Preferred Fund	108,001	—	—	—	—	(107,956)	45

Net capital losses recognized by the Funds may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. As of April 30, 2020, none of the Funds had capital loss carryforwards.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded as of April 30, 2020, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2020, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2020, and since inception for the ESG Prime Preferred Fund, Government Preferred Fund and Prime CNAV Preferred Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

28

UBS Preferred Funds

Report of independent registered public accounting firm

To the Shareholders of UBS Select Prime Preferred Fund, UBS Select ESG Prime Preferred Fund, UBS Select Government Preferred Fund, UBS Select Treasury Preferred Fund, UBS Prime Preferred Fund, and UBS Tax-Free Preferred Fund and the Board of Trustees of UBS Series Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of UBS Select Prime Preferred Fund, UBS Select ESG Prime Preferred Fund, UBS Select Government Preferred Fund, UBS Select Treasury Preferred Fund, UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund (collectively referred to as the “Funds”), (six of the funds constituting UBS Series Funds (the “Trust”)), as of April 30, 2020, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (six of the funds constituting UBS Series Funds) at April 30, 2020, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting UBS Series Funds	Statement of operations	Statements of changes in net assets	Financial highlights
UBS Select Prime Preferred Fund UBS Select Treasury Preferred Fund UBS Tax-Free Preferred Fund	For the year ended April 30, 2020	For each of the two years in the period ended April 30, 2020	For each of the five years in the period ended April 30, 2020
UBS Prime Preferred Fund	For the year ended April 30, 2020	For each of the two years in the period ended April 30, 2020	For each of the four years in the period ended April 30, 2020 and the period from January 19, 2016 (commencement of operations) through April 30, 2016
UBS Select Government Preferred Fund	For the year ended April 30, 2020	For each of the two years in the period ended April 30, 2020	For each of the three years in the period ended April 30, 2020 and the period from June 28, 2016 (commencement of operations) through April 30, 2017
UBS Select ESG Prime Preferred Fund	For the period from January 15, 2020 (commencement of operations) through April 30, 2020

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

29

UBS Preferred Funds

Report of independent registered public accounting firm

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 29, 2020

30

UBS Preferred Funds

General information (unaudited)

Monthly portfolio holdings disclosure

The Funds and Master Funds file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. These reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Funds and Master Funds make portfolio holdings information available to shareholders on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. A more limited portfolio holdings report for each of Master Trust—Prime Master Fund (the master fund in which UBS Select Prime Preferred Fund invests), Master Trust—ESG Prime Master Fund (the master fund in which UBS Select ESG Prime Preferred Fund invests) and Master Trust—Prime CNAV Master Fund (the master fund in which UBS Prime Preferred Fund invests) is available on a weekly basis at the same UBS Web address. Investors also may find additional information about the Funds at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Other tax information

Pursuant to Sections 871(k)(1)(C)(i) and 871(k)(2)(C)(i) of the Internal Revenue Code, the Funds designate the following ordinary income distributions paid as qualified interest income and qualified short term capital gains for the fiscal year ended April 30, 2020:

Fund	Qualified interest income	Qualified short term capital gains
Prime Preferred Fund	$34,444,822	$1,718
ESG Prime Preferred Fund	12,767	—
Government Preferred Fund	73,286,027	127,162
Treasury Preferred Fund	108,382,548	6,076
Prime CNAV Preferred Fund	9,736,226	—

31

Master Trust

Annual Report  |  April 30, 2020

Includes:

•	Prime Master Fund
•	ESG Prime Master Fund
•	Government Master Fund
•	Treasury Master Fund
•	Prime CNAV Master Fund
•	Tax-Free Master Fund

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in the related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2019 to April 30, 2020.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Please note that while ESG Prime Master Fund commenced operations on January 15, 2020, the “hypothetical” expenses paid during the period reflect activity for the full six month period for the purposes of comparability. This projection assumes that the Fund’s expense ratio in effect during its initial period (January 15, 2020 through April 30, 2020) also would have been in effect during the period from November 1, 2019 to April 30, 2020.

33

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

	Beginning account value November 1, 2019	Ending account value April 30, 2020	Expenses paid during period 11/01/19 to 04/30/20[1,2]	Expense ratio during the period

Prime Master Fund
Actual	$1,000.00	$1,007.50	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.37	0.50	0.10

ESG Prime Master Fund
Actual	$1,000.00	$1,004.70	$0.00	0.00%
Hypothetical (5% annual return before expenses)	1,000.00	1,014.48	0.00	0.00

Government Master Fund
Actual	$1,000.00	$1,006.30	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.37	0.50	0.10

Treasury Master Fund
Actual	$1,000.00	$1,006.10	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.37	0.50	0.10

Prime CNAV Master Fund
Actual	$1,000.00	$1,007.40	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.37	0.50	0.10

Tax-Free Master Fund
Actual	$1,000.00	$1,005.40	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.37	0.50	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half year period).
[2]

ESG Prime Master Fund commenced operations on January 15, 2020. Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 106 divided by 366 (to reflect the inception period from January 15, 2020 to April 30, 2020). Hypothetical expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half year period).

34

Master Trust

Portfolio characteristics at a glance—April 30, 2020 (unaudited)

Prime Master Fund

Characteristics
Weighted average maturity[1]	27 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	32.9%
France	14.8
Japan	11.8
Canada	10.8
United Kingdom	6.4
Total	76.7%

Portfolio composition[2]
Commercial paper	54.3%
Repurchase agreements	21.1
Certificates of deposit	15.0
Time deposits	9.4
U.S. Treasury obligations	1.7
Liabilities in excess of other assets	(1.5)
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in a money market fund. Because the price of interests in Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

35

Master Trust

Portfolio characteristics at a glance—April 30, 2020 (unaudited) (continued)

ESG Prime Master Fund*

Characteristics
Weighted average maturity[1]	41 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	44.1%
France	6.2
Singapore	4.7
Japan	3.4
Australia	2.4
Total	60.8%

Portfolio composition[2]
Commercial paper	67.1%
Repurchase agreements	24.5
Time deposits	5.4
Certificates of deposit	2.1
Other assets in excess of liabilities	0.9
Total	100.0%

*	Commenced operations on January 15, 2020.
[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in a money market fund. Because the price of interests in ESG Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. ESG Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if ESG Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

36

Master Trust

Portfolio characteristics at a glance—April 30, 2020 (unaudited) (continued)

Government Master Fund

Characteristics
Weighted average maturity[1]	48 days

Portfolio composition[2]
U.S. government agency obligations	49.7%
Repurchase agreements	41.4
U.S. Treasury obligations	8.9
Other assets less liabilities	0.0 †
Total	100.0%

†	Amount represents less than 0.05%
[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

37

Master Trust

Portfolio characteristics at a glance—April 30, 2020 (unaudited) (continued)

Treasury Master Fund

Characteristics
Weighted average maturity[1]	51 days

Portfolio composition[2]
U.S. Treasury obligations	63.0%
Repurchase agreements	36.9
Other assets less liabilities	0.1
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in a money market fund. Although Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

38

Master Trust

Portfolio characteristics at a glance—April 30, 2020 (unaudited) (continued)

Prime CNAV Master Fund

Characteristics
Weighted average maturity[1]	33 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	33.2%
France	7.5
Singapore	4.1
Japan	3.7
Canada	3.4
Total	51.9%

Portfolio composition[2]
Commercial paper	58.1%
Repurchase agreements	22.1
Certificates of deposit	10.4
Time deposits	7.7
U.S. Treasury obligations	1.5
U.S. government agency obligations	1.3
Liabilities in excess of other assets	(1.1)
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Prime CNAV Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Prime CNAV Master Fund cannot guarantee it will do so. Prime CNAV Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime CNAV Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

39

Master Trust

Portfolio characteristics at a glance—April 30, 2020 (unaudited) (concluded)

Tax-Free Master Fund

Characteristics
Weighted average maturity[1]	9 day	s

Portfolio composition[2]
Municipal bonds	93.9%
Tax-exempt commercial paper	6.1
Liabilities in excess of other assets	(0.0	)†
Total	100.0%

†	Amount represents less than 0.05%
[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Tax-Free Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Tax-Free Master Fund cannot guarantee it will do so. Tax-Free Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Tax-Free Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

†

40

Prime Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
Certificates of deposit—15.0%
Banking-non-U.S.—15.0%
Bank of Montreal
1 mo. USD LIBOR + 0.260%, 1.181%, due 05/11/20[1]	$150,000,000	$150,017,866
Bank of Nova Scotia
1 mo. USD LIBOR + 0.280%, 1.265%, due 05/01/20[1]	95,000,000	95,043,516
Canadian Imperial Bank of Commerce
1 mo. USD LIBOR + 0.280%, 1.265%, due 05/01/20[1]	95,000,000	95,052,841
Cooperatieve Rabobank UA
1 mo. USD LIBOR + 0.240%, 1.069%, due 05/14/20[1]	18,000,000	17,984,234
1 mo. USD LIBOR + 0.230%, 1.212%, due 05/04/20[1]	75,000,000	74,932,437
3 mo. USD LIBOR + 0.050%, 1.437%, due 07/07/20[1]	61,000,000	60,973,950
3 mo. USD LIBOR + 0.080%, 1.784%, due 05/14/20[1]	43,000,000	42,973,774
Credit Industriel et Commercial
1 mo. USD LIBOR + 0.200%, 1.014%, due 05/15/20[1]	95,000,000	95,034,275
Credit Suisse AG
1 mo. USD LIBOR + 0.240%, 1.069%, due 05/11/20[1]	100,000,000	100,005,055
3 mo. USD LIBOR + 0.100%, 1.475%, due 06/29/20[1]	100,000,000	99,986,472
3 mo. USD LIBOR + 0.080%, 1.775%, due 05/20/20[1]	95,000,000	95,005,806
Mitsubishi UFJ Trust & Banking Corp. 0.470%, due 08/17/20	100,000,000	99,993,347
National Australia Bank Ltd.
3 mo. USD LIBOR + 0.120%, 1.857%, due 05/06/20[1]	95,000,000	94,961,684
Nordea Bank AB
3 mo. USD LIBOR + 0.100%, 0.996%, due 06/10/20[1]	102,000,000	101,945,265
1 mo. USD LIBOR + 0.270%, 1.255%, due 05/07/20[1]	96,000,000	96,048,953
3 mo. USD LIBOR + 0.300%, 1.614%, due 06/05/20[1]	42,500,000	42,505,625
Oversea-Chinese Banking Corp. Ltd.
1 mo. USD LIBOR + 0.270%, 1.252%, due 05/05/20[1]	65,000,000	65,011,946
Skandinaviska Enskilda Banken AB
1 mo. USD LIBOR + 0.280%, 0.850%, due 05/26/20[1]	70,000,000	70,033,103
1 mo. USD LIBOR + 0.080%, 0.909%, due 05/12/20[1]	30,000,000	29,946,269
1 mo. USD LIBOR + 0.270%, 1.134%, due 05/11/20[1]	95,000,000	95,048,420
3 mo. USD LIBOR + 0.080%, 1.453%, due 07/06/20[1]	100,000,000	99,970,087
3 mo. USD LIBOR + 0.050%, 1.781%, due 05/11/20[1]	95,000,000	94,996,130

	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-U.S.—(concluded)
Societe Generale
1 mo. USD LIBOR + 0.320%, 1.149%, due 05/14/20[1]	$42,470,000	$42,486,611
Sumitomo Mitsui Banking Corp.
1 mo. USD LIBOR + 0.200%, 1.185%, due 05/07/20[1]	102,000,000	102,149,254
1 mo. USD LIBOR + 0.270%, 1.252%, due 05/05/20[1]	95,000,000	95,015,193
Svenska Handelsbanken
1 mo. USD LIBOR + 0.190%, 1.172%, due 05/05/20 [1]	91,000,000	91,013,544
1 mo. USD LIBOR + 0.230%, 1.215%, due 05/01/20 [1]	90,000,000	90,002,834
Toronto-Dominion Bank Ltd.
1 mo. USD LIBOR + 0.310%, 1.028%, due 05/20/20[1]	90,000,000	90,018,392
1 mo. USD LIBOR + 0.250%, 1.235%, due 05/07/20[1]	92,000,000	92,025,779
Westpac Banking Corp.
3 mo. USD LIBOR + 0.150%, 1.149%, due 06/08/20[1]	62,000,000	61,981,520
Total certificates of deposit (cost—$2,481,980,948)		2,482,164,182

Commercial paper[2]—54.3%
Asset backed-miscellaneous—19.3%
Albion Capital Corp.
0.450%, due 07/27/20	34,000,000	33,967,337
0.500%, due 07/27/20	52,000,000	51,950,045
1.016%, due 07/20/20	35,652,000	35,622,320
Antalis S.A.
0.460%, due 07/27/20	39,300,000	39,256,290
1.200%, due 07/13/20	49,620,000	49,576,855
1.710%, due 05/07/20	50,000,000	49,997,958
1.720%, due 05/05/20	25,000,000	24,999,219
Atlantic Asset Securitization LLC 0.550%, due 08/24/20	46,800,000	46,706,956
1 mo. USD LIBOR + 0.210%, 1.074%, due 05/11/20[1,3]	68,000,000	68,026,729
1.450%, due 07/02/20	53,000,000	52,971,247
Barton Capital Corp.
0.700%, due 07/22/20	50,000,000	49,942,937
0.800%, due 07/22/20	50,000,000	49,942,938
1.020%, due 06/05/20	120,000,000	119,956,800
1.120%, due 07/15/20	50,000,000	49,948,172
1.150%, due 07/20/20	37,000,000	36,958,875
1.220%, due 07/14/20	36,250,000	36,212,995
1.630%, due 05/27/20	96,000,000	95,974,152
1.700%, due 05/04/20	28,000,000	27,999,636
Chariot Funding LLC
1.100%, due 07/22/20	48,000,000	47,958,721
1.220%, due 07/09/20	25,800,000	25,781,940
1.250%, due 07/14/20	24,550,000	24,531,332
Charta LLC
1.100%, due 07/15/20	100,000,000	99,914,500
1.220%, due 07/07/20	49,250,000	49,215,859
1.330%, due 06/02/20	64,000,000	63,985,040

41

Prime Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(continued)
Fairway Finance Corp.
1 mo. USD LIBOR + 0.200%, 1.029%, due 05/12/20[1,3]	$37,000,000	$37,011,036
1 mo. USD LIBOR + 0.220%, 1.202%, due 05/04/20[1,3]	65,000,000	65,007,985
1.450%, due 06/30/20	35,000,000	34,975,507
Gotham Funding Corp.
1.370%, due 05/04/20	30,000,000	29,999,450
1.400%, due 07/01/20	99,000,000	98,922,763
Liberty Street Funding LLC
1.300%, due 06/01/20	35,000,000	34,989,018
1.300%, due 06/03/20	102,000,000	101,965,609
1.300%, due 07/06/20	35,000,000	34,973,358
1.350%, due 07/07/20	63,000,000	62,951,091
LMA Americas LLC
0.700%, due 07/23/20	49,700,000	49,644,336
1.350%, due 07/01/20	53,000,000	52,962,850
1.470%, due 07/02/20	21,000,000	20,984,933
1.470%, due 07/06/20	21,000,000	20,983,468
1.840%, due 07/06/20	20,000,000	19,984,255
Manhattan Asset Funding Co. LLC
1.250%, due 07/06/20	75,000,000	74,943,190
1.350%, due 06/01/20	45,000,000	44,979,880
Nieuw Amsterdam Receivables Corp.
1.090%, due 06/11/20	33,000,000	32,985,755
1.500%, due 06/08/20	22,540,000	22,531,087
Old Line Funding LLC
0.500%, due 08/31/20[3]	50,000,000	49,906,042
1 mo. USD LIBOR + 0.240%, 0.644%, due 05/01/20[1,3]	25,000,000	24,999,430
1 mo. USD LIBOR + 0.090%, 0.954%, due 05/11/20[1,3]	21,000,000	20,923,225
0.960%, due 09/08/20	40,000,000	39,919,944
1.100%, due 07/23/20[3]	50,000,000	49,955,666
3 mo. USD LIBOR, 1.109%, due 07/21/20[1,3]	24,750,000	24,746,287
1.280%, due 07/13/20	20,000,000	19,981,623
1.650%, due 08/17/20	50,000,000	49,925,063
1.690%, due 08/05/20	45,000,000	44,947,256
1.820%, due 07/16/20	35,000,000	34,986,675
1.820%, due 07/17/20[3]	30,000,000	29,976,600
1.860%, due 07/13/20	25,000,000	24,982,168
Sheffield Receivables Corp.
1.500%, due 06/01/20	35,000,000	34,989,018
1.500%, due 06/08/20	70,000,000	69,972,321
1.500%, due 06/24/20	55,000,000	54,963,700
Starbird Funding Corp. 0.050%, due 05/01/20	158,000,000	157,999,341
Thunder Bay Funding LLC
1.170%, due 09/02/20	40,000,000	39,932,917
1.820%, due 07/16/20	50,000,000	49,958,826
Versailles Commercial Paper LLC
1 mo. USD LIBOR + 0.120%, 0.984%, due 05/11/20[1,3]	43,000,000	42,984,090
1.100%, due 07/22/20	34,000,000	33,962,609

	Face amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
1 mo. USD LIBOR + 0.160%, 1.176%, due 05/04/20[1,3]	$67,000,000	$66,971,753
1.350%, due 05/21/20	30,100,000	30,095,611
1.350%, due 06/10/20	50,000,000	49,979,044
1.350%, due 06/17/20	70,000,000	69,964,533

		3,189,218,166

Banking-non-U.S.—26.5%
Australia & New Zealand Banking Group Ltd.
1 mo. USD LIBOR + 0.270%, 1.084%, due 05/15/20[1,3]	70,000,000	70,038,258
Bank of Nova Scotia
1 mo. USD LIBOR + 0.290%, 0.694%, due 05/29/20[1,3]	75,000,000	75,036,714
Barclays Bank PLC
0.750%, due 07/28/20	50,000,000	49,936,093
1.660%, due 05/15/20	48,000,000	47,997,400
BNZ International Funding Ltd.
1 mo. USD LIBOR + 0.200%, 0.638%, due 05/29/20[1,3]	70,000,000	70,023,940
1 mo. USD LIBOR + 0.230%, 1.044%, due 05/15/20[1,3]	80,000,000	80,029,862
3 mo. USD LIBOR + 0.110%, 1.364%, due 06/04/20[1,3]	61,000,000	60,981,565
BPCE SA
0.650%, due 08/31/20	50,000,000	49,939,525
0.800%, due 08/31/20	50,000,000	49,939,525
Canadian Imperial Bank of Commerce
3 mo. USD LIBOR + 0.140%, 1.891%, due 05/04/20[1,3]	95,000,000	94,995,206
Commonwealth Bank of Australia
1 mo. USD LIBOR + 0.180%, 1.101%, due 05/11/20[1,3]	61,000,000	61,012,295
1 mo. USD LIBOR + 0.190%, 1.172%, due 05/06/20[1,3]	100,000,000	100,022,881
3 mo. USD LIBOR + 0.120%, 1.374%, due 06/04/20[1,3]	33,000,000	32,984,563
3 mo. USD LIBOR + 0.050%, 1.402%, due 07/08/20[1,3]	64,000,000	63,972,492
Credit Industriel et Commercial
0.060%, due 05/01/20	300,000,000	299,999,682
3 mo. USD LIBOR + 0.050%, 1.792%, due 05/07/20[1,3]	96,000,000	96,000,556
DBS Bank Ltd.
1.610%, due 08/21/20	32,000,000	31,943,952
1.645%, due 05/11/20	65,000,000	64,996,326
1.690%, due 07/31/20	39,000,000	38,956,944
1.890%, due 05/01/20	30,000,000	29,999,836
Dexia Credit Local SA
0.500%, due 08/04/20	120,000,000	119,956,480
0.500%, due 09/14/20	61,000,000	60,942,894
0.530%, due 09/21/20	46,000,000	45,954,368
1.590%, due 07/28/20	53,000,000	52,985,194
1.860%, due 05/22/20	40,000,000	39,998,973

42

Prime Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
Commercial paper[2]—(continued)
Banking-non-U.S.—(continued)
Federation Des Caisses Desjardins du Quebec
0.040%, due 05/06/20	$128,500,000	$128,498,179
0.060%, due 05/01/20	80,000,000	79,999,866
0.065%, due 05/01/20	75,000,000	74,999,875
1 mo. USD LIBOR + 0.240%, 1.233%, due 05/04/20[1,3]	170,000,000	169,996,608
3 mo. USD LIBOR + 0.080%, 1.275%, due 06/23/20[1,3]	49,000,000	49,001,151
HSBC Bank PLC
1 mo. USD LIBOR + 0.070%, 0.788%, due 05/20/20[1,3]	97,000,000	96,927,694
Mitsubishi UFJ Trust & Banking Corp.
0.480%, due 07/28/20	69,000,000	68,921,873
1.100%, due 07/15/20	50,000,000	49,953,872
1.650%, due 05/19/20	87,000,000	86,989,945
National Australia Bank Ltd.
1 mo. USD LIBOR + 0.190%, 1.172%, due 05/06/20[1,3]	91,000,000	91,016,175
3 mo. USD LIBOR + 0.120%, 1.374%, due 06/04/20[1,3]	30,000,000	29,985,966
National Bank of Canada
1 mo. USD LIBOR + 0.190%, 1.175%, due 05/07/20[1,3]	92,000,000	92,016,876
3 mo. USD LIBOR, 1.176%, due 07/16/20[1,3]	105,000,000	104,984,484
1 mo. USD LIBOR + 0.290%, 1.283%, due 05/04/20[1,3]	102,000,000	102,047,758
Nordea Bank AB 0.025%, due 05/01/20	135,000,000	134,999,569
Oversea-Chinese Banking Corp. Ltd.
0.450%, due 09/09/20	103,000,000	102,675,207
1 mo. USD LIBOR + 0.280%, 1.109%, due 05/11/20[1,3]	90,000,000	90,012,924
3 mo. USD LIBOR + 0.040%, 1.777%, due 05/05/20[1,3]	65,000,000	64,824,690
3 mo. USD LIBOR + 0.120%, 1.857%, due 05/06/20[1,3]	30,000,000	29,986,228
Royal Bank of Canada
1 mo. USD LIBOR + 0.240%, 1.222%, due 05/05/20[1,3]	90,000,000	90,020,410
Societe Generale SA
3 mo. USD LIBOR + 0.050%, 1.437%, due 07/07/20[1,3]	100,000,000	99,985,842
Sumitomo Mitsui Banking Corp. 0.370%, due 07/21/20	25,000,000	24,981,038
Sumitomo Mitsui Trust Bank Ltd.
0.060%, due 05/01/20	255,000,000	254,999,314
0.510%, due 07/29/20	34,000,000	33,960,900
1.650%, due 06/18/20	79,250,000	79,217,100
1.840%, due 05/04/20	61,000,000	60,999,268
1.860%, due 05/04/20	60,000,000	59,999,280
Svenska Handelsbanken
3 mo. USD LIBOR + 0.050%, 1.423%, due 07/06/20[1,3]	102,000,000	101,956,439

	Face amount	Value
Commercial paper[2]—(concluded)
Banking-non-U.S.—(concluded)
Westpac Banking Corp.
3 mo. USD LIBOR + 0.070%, 1.289%, due 07/15/20[1,3]	$77,000,000	$76,849,703
3 mo. USD LIBOR + 0.040%, 1.782%, due 05/01/20[1,3]	66,000,000	65,821,985

		4,385,275,743

Banking-U.S.—6.8%
Bedford Row Funding Corp.
1 mo. USD LIBOR + 0.200%, 0.687%, due 05/27/20[1,3]	53,000,000	53,019,206
1 mo. USD LIBOR + 0.250%, 0.737%, due 05/27/20[1,3]	80,000,000	80,004,885
3 mo. USD LIBOR + 0.060%, 1.802%, due 05/01/20[1,3]	45,000,000	44,851,729
3 mo. USD LIBOR + 0.100%, 1.841%, due 05/05/20[1,3]	24,000,000	23,987,892
Citigroup Global Markets Holdings, Inc. 1.100%, due 07/15/20	49,500,000	49,473,562
Collateralized Commercial Paper FLEX Co. LLC
1 mo. USD LIBOR + 0.230%, 1.044%, due 05/15/20[1,3]	38,000,000	38,014,185
1 mo. USD LIBOR + 0.150%, 1.135%, due 05/01/20[1,3]	60,000,000	59,798,105
1 mo. USD LIBOR + 0.250%, 1.235%, due 05/01/20[1,3]	30,000,000	29,991,838
3 mo. USD LIBOR + 0.080%, 1.400%, due 07/09/20[1,3]	25,000,000	24,976,227
3 mo. USD LIBOR + 0.100%, 1.473%, due 07/06/20[1,3]	85,000,000	84,927,453
3 mo. USD LIBOR + 0.110%, 1.757%, due 05/26/20[1,3]	96,000,000	95,931,543
Collateralized Commercial Paper V Co. LLC
3 mo. USD LIBOR + 0.040%, 0.881%, due 07/29/20[1]	72,750,000	72,657,811
1 mo. USD LIBOR + 0.300%, 1.293%, due 05/04/20[1]	100,000,000	99,995,223
ING U.S. Funding LLC
0.540%, due 09/01/20	40,000,000	39,938,964
0.800%, due 08/19/20	75,000,000	74,906,344
0.810%, due 09/22/20	75,000,000	74,876,750
1 mo. USD LIBOR + 0.270%, 1.255%, due 05/01/20[1,3]	90,000,000	89,966,417
1 mo. USD LIBOR + 0.330%, 1.323%, due 05/04/20[1,3]	90,000,000	89,974,463

		1,127,292,597

Finance-other—1.7%
CNPC Finance HK Ltd.
0.660%, due 05/06/20	125,000,000	124,993,313
0.750%, due 05/01/20	75,000,000	74,999,319
0.750%, due 05/05/20	75,000,000	74,996,646

		274,989,278
Total commercial paper (cost—$8,973,152,348)		8,976,775,784

43

Prime Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
Time deposits—9.4%
Banking-non-U.S.—9.4%
ABN AMRO Bank NV 0.050%, due 05/01/20	$300,000,000	$300,000,000
Credit Agricole Corporate & Investment Bank 0.040%, due 05/01/20	189,000,000	189,000,000
Mizuho Corporate Bank Ltd. 0.060%, due 05/01/20	757,000,000	757,000,000
Natixis 0.040%, due 05/01/20	300,000,000	300,000,000
Total time deposits (cost—$1,546,000,000)		1,546,000,000

U.S. Treasury obligations—1.7%
U.S. Treasury Bills
0.204%, due 06/23/20[2]	150,000,000	149,980,677
0.203%, due 07/21/20[2]	137,000,000	136,970,716
Total U.S. Treasury obligations (cost—$286,893,852)		286,951,393

Repurchase agreements—21.1%
Repurchase agreement dated 04/30/20 with Barclays Bank PLC, 0.020% due 05/01/20, collateralized by $188,104,700 U.S. Treasury Inflation Index Notes, 0.125% to 0.625% due 07/15/21 to 01/15/30 (value—$204,000,020); proceeds: $200,000,111	200,000,000	200,000,000
Repurchase agreement dated 04/30/20 with Barclays Bank PLC, 0.030% due 05/01/20, collateralized by $74,712,036 Federal Home Loan Mortgage Corp. obligation, 4.000% due 07/01/49 and $415,236,135 Federal National Mortgage Association obligations, 3.000% due 03/01/50 (value—$510,000,001); proceeds: $500,000,417	500,000,000	500,000,000
Repurchase agreement dated 04/30/20 with BNP Paribas SA, 0.170% due 05/01/20, collateralized by $7 Federal National Mortgage Association obligation, 5.381% due 02/25/40, $300 U.S. Treasury Inflation Index Note, 0.125% due 01/15/30 and $312,552,715 various asset-backed convertible bonds, 0.677% to 5.750% due 03/12/21 to 11/15/48; (value—$212,248,028); proceeds: $200,000,944	200,000,000	200,000,000
Repurchase agreement dated 04/30/20 with BNP Paribas SA, 0.220% due 05/01/20, collateralized by $95,714,753 various asset-backed convertible bonds, zero coupon to 10.000% due 06/01/20 to 12/31/99 and 3,073,000 shares of various equity securities; (value—$85,943,686); proceeds: $80,000,489	80,000,000	80,000,000

	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/30/20 with Fixed Income Clearing Corp., 0.030% due 05/01/20, collateralized by $437,010,000 U.S. Treasury Bills, zero coupon due 07/16/20 to 07/23/20 and $591,165,000 U.S. Treasury Inflation Index Note, 1.250% due 07/15/20; (value—$1,134,244,208); proceeds: $1,112,000,927	$1,112,000,000	$1,112,000,000
Repurchase agreement dated 04/01/20 with J.P. Morgan Securities LLC, SOFR + 0.01%, 0.020% due 05/07/20, collateralized by $47,871,077 Federal Home Loan Mortgage Corp. obligations, 2.500% to 6.000% due 02/01/30 to 12/01/49, $276,203,670 Federal National Mortgage Association obligations, 1.690% to 7.000% due 02/01/26 to 11/01/49 and $14,677,896 Government National Mortgage Association obligations, 3.500% to 4.000% due 12/20/49 to 01/20/50; (value—$204,000,000); proceeds: $200,003,222[4]	200,000,000	200,000,000
Repurchase agreement dated 04/28/20 with J.P. Morgan Securities LLC, OBFR + 0.23%, 0.270% due 05/07/20, collateralized by $80,500,202 various asset-backed convertible bonds, 0.811% to 9.250% due 08/15/20 to 10/23/55 and 4,668,200 shares of various equity securities; (value—$79,925,616); proceeds: $75,001,125[4]	75,000,000	75,000,000
Repurchase agreement dated 04/30/20 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.040% due 05/01/20, collateralized by $144,787,386 Government National Mortgage Association obligation, 2.500% due 04/20/50; (value—$153,000,000); proceeds: $150,000,167	150,000,000	150,000,000
Repurchase agreement dated 04/30/20 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.040% due 05/01/20, collateralized by $455,708,917 Government National Mortgage Association obligations, 3.500% due 09/20/45 to 11/20/45; (value—$204,000,000); proceeds: $200,000,222	200,000,000	200,000,000
Repurchase agreement dated 04/01/20 with Merrill Lynch Pierce Fenner & Smith, Inc., OBFR + 0.38%, 0.420% due 05/01/20, collateralized by $196,084,364 various asset-backed convertible bonds, 1.471% to 6.500% due 07/17/29 to 10/25/58; (value—$80,250,000); proceeds: $75,025,375[4]	75,000,000	75,000,000
Repurchase agreement dated 04/01/20 with Merrill Lynch Pierce Fenner & Smith, Inc., OBFR + 0.65%, 0.690% due 08/03/20, collateralized by $68,092,201 various asset-backed convertible bonds, zero coupon to 5.000% due 03/01/22 to 12/15/35 and 521,926 shares of various equity securities; (value—$80,250,000); proceeds: $75,041,688[4]	75,000,000	75,000,000

44

Prime Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/01/20 with Merrill Lynch Pierce Fenner & Smith, Inc., OBFR + 0.65%, 0.690% due 08/03/20, collateralized by $21,887,522 various asset-backed convertible bonds, zero coupon to 10.000% due 05/22/20 to 06/01/48 and 19,996,049 shares of various equity securities; (value—$251,450,009); proceeds: $235,130,621[4]	$235,000,000	$235,000,000
Repurchase agreement dated 04/30/20 with Mitsubishi UFJ Securities USA, Inc., 0.030% due 05/01/20, collateralized by $30,812,746 Federal Home Loan Mortgage Corp. obligations, 3.000% to 3.500% due 10/15/37 to 04/15/54, $43,806,982 Federal National Mortgage Association obligations, 3.500% due 02/25/48 to 02/25/49 and $129,303,499 Government National Mortgage Association obligations, 2.500% to 4.000% due 10/20/38 to 10/20/48; (value—$178,500,000); proceeds: $175,000,146	175,000,000	175,000,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/30/20 with Toronto-Dominion Bank, 0.040% due 05/01/20, collateralized by $212,291,453 Federal Home Loan Mortgage Corp. obligations, 1.500% to 8.000% due 08/01/20 to 02/01/50, $446,352,906 Federal National Mortgage Association obligations, 1.250% to 6.500% due 08/01/20 to 04/01/50 and $5,000,000 Government National Mortgage Association obligation, 2.000% due 05/20/43; (value—$204,000,000); proceeds: $200,000,222	$200,000,000	$200,000,000
Total repurchase agreements (cost—$3,477,000,000)		3,477,000,000
Total investments (cost—$16,765,027,148 which approximates cost for federal income tax purposes)—101.5%		16,768,891,359

Liabilities in excess of other assets—(1.5)%		(248,137,481)
Net assets—100.0%		$16,520,753,878

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 67.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Certificates of deposit	$—	$2,482,164,182	$—	$2,482,164,182
Commercial paper	—	8,976,775,784	—	8,976,775,784
Time deposits	—	1,546,000,000	—	1,546,000,000
U.S. Treasury obligations	—	286,951,393	—	286,951,393
Repurchase agreements	—	3,477,000,000	—	3,477,000,000
Total	$—	$16,768,891,359	$—	$16,768,891,359

At April 30, 2020, there were no transfers in or out of Level 3.

45

Prime Master Fund

Portfolio of investments—April 30, 2020

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $ 3,356,486,053, represented 20.3% of the Fund’s net assets at period end.

[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2020 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2020.

See accompanying notes to financial statements.

46

ESG Prime Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
Certificates of deposit—2.1%
Banking-non-U.S.—1.7%
Oversea-Chinese Banking Corp. Ltd.
1 mo. USD LIBOR + 0.140%, 0.807%, due 05/22/20[1]	$250,000	$249,859
Skandinaviska Enskilda Banken AB
1 mo. USD LIBOR + 0.130%, 0.700%, due 05/26/20[1]	250,000	249,880
Sumitomo Mitsui Banking Corp.
1 mo. USD LIBOR + 0.110%, 0.548%, due 05/29/20[1]	250,000	249,953
1.770%, due 05/15/20	500,000	500,337
		1,250,029

Banking-U.S.—0.4%
Cooperatieve Rabobank UA
1 mo. USD LIBOR + 0.070%, 0.864%, due 05/18/20[1]	300,000	299,288
Total certificates of deposit (cost—$1,550,002)		1,549,317

Commercial paper[2]—67.1%
Asset backed-miscellaneous—34.9%
Albion Capital Corp. 0.170%, due 05/20/20	300,000	299,972
0.370%, due 07/20/20	600,000	599,500
0.393%, due 07/27/20	600,000	599,424
Antalis SA 0.455%, due 07/27/20	700,000	699,221
Atlantic Asset Securitization LLC 0.030%, due 05/01/20	1,000,000	1,000,005
0.261%, due 05/22/20	500,000	499,920
0.325%, due 06/24/20	500,000	499,752
0.357%, due 06/03/20	300,000	299,899
0.450%, due 08/04/20	400,000	399,520
Barton Capital SA 0.065%, due 05/01/20	750,000	749,999
0.360%, due 06/05/20	300,000	299,892
0.490%, due 07/14/20	500,000	499,490
CAFCO LLC 0.307%, due 07/01/20	750,000	749,603
Cancara Asset Securitisation LLC 0.188%, due 05/01/20	600,000	599,997
0.310%, due 06/05/20	300,000	299,907
Chariot Funding LLC 0.200%, due 05/21/20	750,000	749,912
0.364%, due 07/13/20	500,000	499,626
0.365%, due 07/14/20	450,000	449,658
Charta LLC 0.367%, due 07/07/20	750,000	749,480
CRC Funding LLC 0.125%, due 05/05/20	300,000	299,995
0.430%, due 07/08/20	750,000	749,382
Fairway Finance Co. LLC 0.413%, due 06/30/20	250,000	249,825
0.457%, due 07/13/20	300,000	299,718
0.613%, due 08/20/20	250,000	249,523
Gotham Funding Corp. 0.453%, due 07/01/20	500,000	499,610
0.465%, due 07/08/20	500,000	499,554

	Face amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
Liberty Street Funding LLC 0.353%, due 06/01/20	$750,000	$749,765
LMA Americas LLC 0.109%, due 05/04/20	300,000	299,996
0.407%, due 07/01/20	250,000	249,825
0.527%, due 08/06/20	300,000	299,570
Manhattan Asset Funding Co. LLC 0.505%, due 06/02/20	1,000,000	999,537
0.515%, due 06/08/20	750,000	749,582
Nieuw Amsterdam Receivables Corp. 0.370%, due 06/11/20	250,000	249,892
0.478%, due 08/05/20	500,000	499,356
Old Line Funding LLC 0.407%, due 07/01/20	750,000	749,474
0.473%, due 07/21/20	500,000	499,461
3 mo. USD LIBOR + 0.000%, 1.109%, due 07/21/20[1,3]	250,000	249,962
Sheffield Receivables Co. LLC 0.150%, due 05/05/20	300,000	299,994
0.360%, due 06/05/20	300,000	299,892
Starbird Funding Corp. 0.150%, due 05/01/20	2,000,000	1,999,992
0.433%, due 07/09/20	500,000	499,579
Thunder Bay Funding LLC 0.317%, due 06/03/20	600,000	599,820
0.385%, due 07/16/20	250,000	249,794
Versailles Commercial Paper LLC 0.230%, due 05/07/20	300,000	299,987
0.233%, due 05/20/20	450,000	449,942
0.380%, due 06/17/20	250,000	249,873
0.477%, due 07/22/20	500,000	499,450
Victory Receivables Corp. 0.483%, due 07/09/20	750,000	749,296
0.527%, due 06/01/20	500,000	499,766

		25,686,189

Banking-non-U.S.—22.8%
ANZ New Zealand Int’l Ltd. 0.237%, due 07/15/20	1,000,000	999,500
3 mo. USD LIBOR + 0.080%, 1.299%, due 07/15/20[1,3]	250,000	249,529
Bank of Nova Scotia
3 mo. USD LIBOR + 0.090%, 1.940%, due 05/18/20[1,3]	300,000	299,623
Banque et Caisse d’Epargne de l’Etat 0.575%, due 09/24/20	700,000	698,357
BNZ International Funding Ltd.
1 mo. USD LIBOR + 0.210%, 0.648%, due 05/29/20[1,3]	300,000	300,105
Canadian Imperial Holdings, Inc. 0.098%, due 05/12/20	450,000	449,985
Commonwealth Bank of Australia
3 mo. USD LIBOR + 0.050%, 1.148%, due 07/22/20[1,3]	300,000	299,355
Credit Industriel et Commercial 0.330%, due 07/24/20	250,000	249,805

47

ESG Prime Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
Commercial paper[2]—(continued)
Banking-non-U.S.—(concluded)
DBS Bank Ltd. 0.492%, due 08/10/20	$500,000	$499,303
0.612%, due 09/04/20	250,000	249,460
Dexia Credit Local SA 0.113%, due 07/28/20	300,000	299,916
Erste Abwicklungsanstalt 0.092%, due 05/04/20	550,000	549,994
Federation des Caisses Desjardins du Quebec 0.085%, due 05/06/20	1,500,000	1,499,979
0.592%, due 09/22/20	250,000	249,404
Mitsubishi UFJ Trust & Banking Corp. 0.425%, due 07/08/20	500,000	499,593
0.440%, due 07/17/20	750,000	749,285
MUFG Bank Ltd. 0.540%, due 06/15/20	251,000	250,827
Natixis SA 0.193%, due 06/09/20	450,000	449,904
0.310%, due 07/09/20	500,000	499,699
0.418%, due 08/03/20	250,000	249,724
Nordea Bank Abp 0.189%, due 07/10/20	500,000	499,814
0.189%, due 07/10/20	300,000	299,888
Oversea-Chinese Banking Corp. Ltd. 0.860%, due 09/09/20	750,000	747,635
Societe Generale SA 0.248%, due 06/22/20	500,000	499,818
0.347%, due 08/24/20	700,000	699,217
0.347%, due 08/24/20	600,000	599,329
Sumitomo Mitsui Banking Corp. 0.167%, due 05/19/20	250,000	249,978
0.330%, due 07/20/20	750,000	749,443
Sumitomo Mitsui Trust Bank Ltd. 0.440%, due 07/23/20	1,000,000	998,973
0.460%, due 07/29/20	1,000,000	998,850
Toronto-Dominion Bank Ltd. 0.151%, due 05/15/20	600,000	599,962
Westpac Banking Corp.
3 mo. USD LIBOR + 0.070%, 1.289%, due 07/15/20[1,3]	250,000	249,512

		16,785,766

Banking-U.S.—9.4%
ABN Amro Funding USA LLC 0.311%, due 06/01/20	600,000	599,834
0.539%, due 07/31/20	500,000	499,311
0.539%, due 07/31/20	300,000	299,587
Bedford Row Funding Corp. 0.430%, due 09/02/20	500,000	499,254
3 mo. USD LIBOR + 0.060%, 1.802%, due 05/01/20[1,3]	250,000	249,176
Citigroup Global Markets, Inc. 0.227%, due 07/07/20	500,000	499,786
0.253%, due 07/15/20	500,000	499,733
0.285%, due 10/06/20	250,000	249,685
Collateralized Commercial Paper FLEX Co. LLC 0.323%, due 07/13/20	250,000	249,834
0.400%, due 08/13/20	500,000	499,417

	Face amount	Value
Commercial paper[2]—(concluded)
Banking-U.S.—(concluded)
Collateralized Commercial Paper V Co. LLC
3 mo. USD LIBOR + 0.040%, 0.881%, due 07/29/20[1]	$250,000	$249,683
3 mo. USD LIBOR + 0.110%, 1.814%, due 05/14/20[1]	300,000	299,799
Cooperatieve Rabobank UA
1 mo. USD LIBOR + 0.160%, 1.142%, due 05/06/20[1]	300,000	300,052
ING U.S. Funding LLC 0.300%, due 07/10/20	400,000	399,763
0.300%, due 07/15/20	500,000	499,683
0.325%, due 08/03/20	500,000	499,571
0.405%, due 08/19/20	500,000	499,376

		6,893,544
Total commercial paper (cost—$49,317,632)		49,365,499

Time deposits—5.4%
Banking-non-U.S.—5.4%
Credit Agricole Corporate & Investment Bank 0.040%, due 05/01/20	1,000,000	1,000,000
Mizuho Bank Ltd. 0.060%, due 05/01/20	3,000,000	3,000,000
Total time deposits (cost—$4,000,000)		4,000,000

Repurchase agreements—24.5%
Repurchase agreement dated 04/30/20 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.020% due 05/01/20, collateralized by $17,999,000 U.S. Treasury Note, 1.500% due 08/31/21; (value—$18,360,031); proceeds: $18,000,010 (cost—$18,000,000)	18,000,000	18,000,000
Total investments (cost—$72,867,634 which approximates cost for federal income tax purposes)—99.1%		72,914,816

Other assets in excess of liabilities—0.9%		696,884
Net assets—100.0%		$73,611,700

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 67.

48

ESG Prime Master Fund

Portfolio of investments—April 30, 2020

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Certificates of deposit	$—	$1,549,317	$—	$1,549,317
Commercial paper	—	49,365,499	—	49,365,499
Time deposits	—	4,000,000	—	4,000,000
Repurchase agreements	—	18,000,000	—	18,000,000
Total	$—	$72,914,816	$—	$72,914,816

At April 30, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $1,897,262, represented 2.6% of the Fund’s net assets at period end.

See accompanying notes to financial statements.

49

Government Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
U.S. government agency obligations—49.7%
Federal Farm Credit Bank
0.080%, due 10/02/20[1]	$133,000,000	$132,954,484
0.160%, due 09/28/20[1]	22,298,000	22,283,135
0.200%, due 11/06/20[1]	97,000,000	96,898,150
0.200%, due 04/19/21[1]	75,000,000	74,852,917
0.500%, due 10/05/20[1]	100,000,000	99,781,944
0.520%, due 09/11/20[1]	90,000,000	89,827,100
0.520%, due 10/16/20[1]	45,000,000	44,890,800
0.520%, due 10/28/20[1]	45,000,000	44,883,000
1 mo. USD LIBOR + 0.020%, 0.884%, due 05/09/20[2]	141,500,000	141,473,560
1.550%, due 08/04/20[1]	87,500,000	87,142,101
Federal Home Loan Bank
SOFR + 0.020%, 0.030%, due 05/01/20[2]	181,000,000	181,000,000
SOFR + 0.030%, 0.040%, due 05/01/20[2]	287,000,000	286,866,752
SOFR + 0.060%, 0.070%, due 05/01/20[2]	31,000,000	31,000,000
0.090%, due 07/24/20[1]	203,000,000	202,957,370
SOFR + 0.100%, 0.110%, due 05/01/20[2]	320,000,000	320,000,000
0.114%, due 07/29/20[1]	116,000,000	115,967,307
0.120%, due 07/22/20[1]	127,000,000	126,965,287
SOFR + 0.120%, 0.130%, due 05/01/20[2]	44,500,000	44,500,000
SOFR + 0.140%, 0.150%, due 05/01/20[2]	114,000,000	114,000,000
0.150%, due 08/19/20[1]	114,000,000	113,947,750
0.160%, due 09/18/20[1]	128,000,000	127,920,356
SOFR + 0.160%, 0.170%, due 05/01/20[2]	114,000,000	114,000,000
0.170%, due 08/31/20[1]	95,000,000	94,945,269
0.172%, due 06/15/20[1]	75,000,000	74,984,063
0.180%, due 10/01/20[1]	31,670,000	31,645,772
0.190%, due 10/02/20[1]	114,000,000	113,907,343
0.190%, due 11/03/20[1]	123,000,000	122,879,255
0.190%, due 01/11/21[1]	100,000,000	99,865,417
0.200%, due 07/15/20[1]	136,000,000	135,943,333
0.200%, due 09/18/20[1]	38,000,000	37,970,444
0.200%, due 11/06/20[1]	318,000,000	317,666,100
0.200%, due 04/29/21[1]	71,000,000	70,856,817
0.210%, due 04/23/21[1]	75,000,000	74,843,813
SOFR + 0.230%, 0.240%, due 05/01/20[2]	448,000,000	448,000,000
0.240%, due 08/03/20[1]	100,000,000	99,937,333
0.240%, due 01/06/21[1]	53,000,000	52,911,667
SOFR + 0.240%, 0.250%, due 05/01/20[2]	188,000,000	188,017,766
0.250%, due 07/01/20[1]	28,000,000	27,988,139
0.261%, due 07/15/20[1]	76,000,000	75,958,675
0.280%, due 07/22/20[1]	9,300,000	9,294,069
0.280%, due 11/24/20[1]	72,000,000	71,884,080
0.290%, due 09/01/20[1]	181,000,000	180,820,659
0.310%, due 09/11/20	90,000,000	89,991,136
0.340%, due 11/16/20[1]	113,000,000	112,787,623
0.350%, due 12/29/20[1]	200,000,000	199,529,444

	Face amount	Value
U.S. government agency obligations—(concluded)
1 mo. USD LIBOR – 0.050%, 0.437%, due 05/27/20[2]	$49,000,000	$49,000,000
0.550%, due 05/07/20[1]	26,830,000	26,827,541
1 mo. USD LIBOR – 0.040%, 0.678%, due 05/18/20[2]	90,000,000	90,000,000
1 mo. USD LIBOR – 0.015%, 0.703%, due 05/20/20[2]	141,000,000	141,000,000
1 mo. USD LIBOR – 0.040%, 0.711%, due 05/17/20[2]	66,000,000	66,000,000
1 mo. USD LIBOR – 0.070%, 0.759%, due 05/12/20[2]	102,000,000	102,000,000
1 mo. USD LIBOR – 0.030%, 0.799%, due 05/12/20[2]	47,000,000	47,000,000
1 mo. USD LIBOR – 0.040%, 0.824%, due 05/09/20[2]	96,000,000	96,000,000
1 mo. USD LIBOR – 0.020%, 0.901%, due 05/08/20[2]	170,000,000	170,000,000
1 mo. USD LIBOR + 0.060%, 1.045%, due 05/07/20[2]	148,000,000	148,000,000
1 mo. USD LIBOR + 0.065%, 1.058%, due 05/02/20[2]	97,500,000	97,500,000
1.530%, due 05/01/20[1]	87,000,000	87,000,000
1.550%, due 05/08/20[1]	125,000,000	124,962,326
1.560%, due 06/03/20[1]	50,000,000	49,928,500
1.560%, due 07/15/20[1]	40,000,000	39,870,000
1.565%, due 05/20/20[1]	62,000,000	61,948,790
1.565%, due 07/06/20[1]	88,000,000	87,747,513
1.569%, due 05/06/20[1]	50,000,000	49,989,104
1.569%, due 05/22/20[1]	35,000,000	34,967,966
1.570%, due 05/06/20[1]	50,000,000	49,989,097
1.570%, due 06/01/20[1]	66,000,000	65,910,772
1.570%, due 06/12/20[1]	82,878,000	82,726,195
1.570%, due 07/31/20[1]	89,000,000	88,646,794
1.571%, due 05/08/20[1]	85,000,000	84,974,035
1.573%, due 05/01/20[1]	95,000,000	95,000,000
1.590%, due 06/17/20	4,000,000	3,999,943
1.590%, due 08/10/20[1]	54,000,000	53,759,115
1.595%, due 06/26/20[1]	48,000,000	47,880,907
1.600%, due 05/22/20[1]	138,500,000	138,370,733
1.600%, due 06/02/20[1]	41,000,000	40,941,689
1.605%, due 05/20/20[1]	29,900,000	29,874,672
Federal Home Loan Mortgage Corp.
SOFR + 0.005%, 0.015%, due 05/01/20[2]	146,000,000	146,000,000
SOFR + 0.010%, 0.020%, due 05/01/20[2]	200,000,000	200,000,000
0.130%, due 08/19/20[1]	139,000,000	138,944,786
0.140%, due 08/20/20[1]	98,000,000	97,957,697
Federal National Mortgage Association
SOFR + 0.040%, 0.050%, due 05/01/20[2]	215,000,000	215,000,000
0.180%, due 08/13/20[1]	24,500,000	24,487,260
0.190%, due 09/16/20[1]	116,000,000	115,915,513
0.220%, due 09/02/20[1]	22,000,000	21,983,329
0.280%, due 07/15/20[1]	87,000,000	86,949,250
1.555%, due 05/15/20[1]	87,000,000	86,947,389
Total U.S. government agency obligations (cost—$8,832,741,146)		8,832,741,146

50

Government Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
U.S. Treasury obligations—8.9%
U.S. Treasury Bills
0.107%, due 08/04/20[1]	$155,000,000	$154,957,052
0.107%, due 08/20/20[1]	105,000,000	104,965,844
0.122%, due 09/15/20[1]	200,000,000	199,908,666
U.S. Treasury Notes
3 mo.Treasury money market yield + 0.045%, 0.170%, due 05/01/20[2]	46,000,000	45,999,317
3 mo.Treasury money market yield + 0.220%, 0.345%, due 05/01/20[2]	143,000,000	142,922,595
3 mo.Treasury money market yield + 0.300%, 0.425%, due 05/01/20[2]	97,000,000	97,087,978
1.375%, due 08/31/20	109,000,000	108,909,326
1.375%, due 09/15/20	47,000,000	46,985,058
1.375%, due 09/30/20	63,500,000	63,425,093
1.375%, due 10/31/20	56,000,000	56,168,465
1.500%, due 05/31/20	40,000,000	39,996,260
1.625%, due 07/31/20	46,000,000	46,005,391
1.625%, due 10/15/20	152,000,000	152,240,953
1.750%, due 11/15/20	44,000,000	44,053,546
2.000%, due 09/30/20	72,000,000	72,345,682
2.000%, due 11/30/20	39,000,000	39,357,429
2.000%, due 01/15/21	39,000,000	39,442,627
2.625%, due 08/15/20	116,000,000	116,330,974
Total U.S. Treasury obligations (cost—$1,571,102,256)		1,571,102,256

Repurchase agreements—41.4%
Repurchase agreement dated 04/30/20 with Fixed Income Clearing Corp., 0.030% due 05/01/20, collateralized by $2,009,190,000 U.S. Treasury Bills, zero coupon due 07/23/20 to 01/28/21, $1,113,395,000 U.S. Treasury Inflation Index Notes, 0.125% to 0.250% due 04/15/21 to 01/15/25 and $3,488,770,000 U.S. Treasury Notes, 0.125% to 2.250% due 12/31/21 to 12/31/24; (value—$6,788,106,544); proceeds: $6,655,005,546	6,655,000,000	6,655,000,000
Repurchase agreement dated 04/01/20 with J.P. Morgan Securities LLC, SOFR + 0.01%, 0.020% due 05/07/20, collateralized by $120,791,886 Federal Home Loan Mortgage Corp. obligations, 3.000% to 5.000% due 12/01/34 to 03/01/50 and $296,342,720 Federal National Mortgage Association obligations, 2.500% to 6.500% due 02/01/26 to 03/01/50; (value—$306,000,000); proceeds: $300,004,833[3]	300,000,000	300,000,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/01/20 with J.P. Morgan Securities LLC, OBFR + 0.22%, 0.260% due 07/29/20, collateralized by $79,750,780 Federal Home Loan Mortgage Corp. obligations, 2.718% to 5.736% due 10/15/32 to 10/15/47, $1,917,297,148 Federal National Mortgage Association obligations, zero coupon to 6.303% due 02/25/33 to 12/25/49 and $825,234,566 Government National Mortgage Association obligations, 0.030% to 6.082% due 05/20/37 to 05/16/58; (value—$103,000,000); proceeds: $100,020,944[3]	$100,000,000	$100,000,000
Repurchase agreement dated 01/10/20 with MUFG Securities Americas Inc., SOFR + 0.09%, 0.130% due 06/04/20, collateralized by $237,436,727 Federal Home Loan Mortgage Corp. obligations, 1.600% to 5.000% due 12/15/29 to 02/25/50 and $149,937,870 Federal National Mortgage Association obligations, 1.500% to 4.000% due 06/25/30 to 09/25/59; (value—$306,000,000); proceeds: $300,120,250[3]	300,000,000	300,000,000
Total repurchase agreements (cost—$7,355,000,000)		7,355,000,000
Total investments (cost—$17,758,843,402 which approximates cost for federal income tax purposes)—100.0%		17,758,843,402

Other assets in excess of liabilities—0.0%†		3,831,968
Net assets—100.0%		$17,762,675,370

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 67.

51

Government Master Fund

Portfolio of investments—April 30, 2020

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
U.S. government agency obligations	$—	$8,832,741,146	$—	$8,832,741,146
U.S. Treasury obligations	—	1,571,102,256	—	1,571,102,256
Repurchase agreements	—	7,355,000,000	—	7,355,000,000
Total	$—	$17,758,843,402	$—	$17,758,843,402

At April 30, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05%
[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.
[3]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2020 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2020.

See accompanying notes to financial statements.

52

Treasury Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
U.S. Treasury obligations—63.0%
U.S. Treasury Bills 0.048%, due 05/05/20[1]	$169,000,000	$168,991,128
0.055%, due 05/07/20[1]	300,000,000	299,998,750
0.055%, due 05/28/20[1]	164,000,000	163,805,660
0.065%, due 05/12/20[1]	250,000,000	249,981,934
0.069%, due 06/25/20[1]	736,275,000	736,275,000
0.076%, due 05/26/20[1]	1,357,400,000	1,357,400,000
0.084%, due 06/09/20[1]	300,000,000	299,916,800
0.086%, due 07/23/20[1]	300,000,000	299,928,758
0.086%, due 07/28/20[1]	300,000,000	299,879,000
0.092%, due 06/02/20[1]	498,000,000	497,959,227
0.093%, due 06/04/20[1]	270,000,000	269,969,273
0.096%, due 07/21/20[1]	272,000,000	271,879,436
0.106%, due 06/16/20[1]	518,000,000	517,930,226
0.106%, due 10/08/20[1]	31,140,000	31,117,856
0.114%, due 07/14/20[1]	360,000,000	359,917,120
0.116%, due 09/24/20[1]	200,000,000	199,945,656
0.119%, due 08/04/20[1]	945,000,000	944,707,610
0.119%, due 09/15/20[1]	600,000,000	599,734,753
0.125%, due 07/09/20[1]	600,000,000	599,857,975
0.142%, due 08/27/20[1]	798,230,000	797,895,187
0.142%, due 03/25/21[1]	250,000,000	249,760,833
0.151%, due 09/08/20[1]	408,000,000	407,779,222
0.152%, due 09/22/20[1]	250,000,000	249,880,000
0.237%, due 06/23/20[1]	455,000,000	454,836,977
0.267%, due 05/21/20[1]	627,000,000	626,941,056
0.341%, due 09/10/20[1]	309,000,000	308,656,433
0.719%, due 08/20/20[1]	478,000,000	477,129,523
0.918%, due 08/06/20[1]	351,000,000	350,411,625
U.S. Treasury Notes
3 mo.Treasury money market yield + 0.043%, 0.168%, due 05/01/20[2]	600,000,000	599,943,574
3 mo.Treasury money market yield + 0.045%, 0.170%, due 05/01/20[2]	254,000,000	253,875,643
3 mo.Treasury money market yield + 0.140%, 0.239%, due 05/01/20[2]	200,000,000	200,012,117
3 mo.Treasury money market yield + 0.115%, 0.240%, due 05/01/20[2]	735,000,000	734,682,974
3 mo.Treasury money market yield + 0.139%, 0.264%, due 05/01/20[2]	500,000,000	499,901,278
3 mo.Treasury money market yield + 0.154%, 0.279%, due 05/01/20[2]	250,000,000	249,850,881
3 mo.Treasury money market yield + 0.220%, 0.345%, due 05/01/20[2]	605,000,000	605,351,016
3 mo.Treasury money market yield + 0.300%, 0.425%, due 05/01/20[2]	486,784,000	487,117,869
1.375%, due 05/31/20	157,000,000	156,971,194
1.375%, due 08/31/20	235,000,000	234,805,704
1.375%, due 09/15/20	377,500,000	377,242,394

	Face amount	Value
U.S. Treasury obligations—(concluded)
1.375%, due 09/30/20	$279,000,000	$279,676,866
1.375%, due 10/31/20	345,000,000	345,158,505
1.500%, due 05/31/20	236,000,000	235,977,863
1.500%, due 07/15/20	150,000,000	149,979,613
1.625%, due 06/30/20	371,000,000	370,988,776
1.625%, due 07/31/20	104,000,000	104,012,188
1.625%, due 10/15/20	339,000,000	339,569,665
1.750%, due 10/31/20	250,000,000	250,311,966
1.750%, due 11/15/20	88,000,000	88,107,091
1.875%, due 06/30/20	100,000,000	100,032,577
2.000%, due 07/31/20	125,000,000	125,121,663
2.000%, due 09/30/20	466,000,000	467,323,088
2.000%, due 11/30/20	89,000,000	89,815,672
2.000%, due 01/15/21	89,000,000	90,010,097
2.125%, due 08/31/20	150,000,000	150,253,958
2.250%, due 03/31/21	30,000,000	30,589,373
2.375%, due 04/15/21	150,000,000	153,257,867
2.500%, due 05/31/20	401,000,000	401,284,728
2.500%, due 06/30/20	150,000,000	150,212,674
2.500%, due 12/31/20	150,000,000	152,480,213
2.500%, due 01/31/21	199,000,000	202,594,857
2.625%, due 07/31/20	250,000,000	250,600,508
2.625%, due 08/15/20	503,000,000	504,441,374
2.625%, due 11/15/20	150,000,000	152,077,374
2.750%, due 09/30/20	119,000,000	119,683,558
3.500%, due 05/15/20	125,000,000	125,092,926
Total U.S. Treasury obligations (cost—$21,920,896,702)		21,920,896,702

Repurchase agreements—36.9%
Repurchase agreement dated 04/30/20 with Barclays Capital, Inc., 0.020% due 05/01/20, collateralized by $632,000,900 U.S. Treasury Bonds, 2.750% to 4.375% due 05/15/41 to 08/15/42 and $4,437,605,100 U.S. Treasury Notes, 1.500% to 2.875% due 09/15/22 to 05/15/29; (value—$5,814,000,024); proceeds: $5,700,003,167	5,700,000,000	5,700,000,000

Repurchase agreement dated 04/30/20 with BNP Paribas SA, 0.030% due 05/01/20, collateralized by $1,217,200 U.S. Treasury Bills, zero coupon due 07/28/20 to 04/22/21, $179,536,935 U.S. Treasury Bonds, 2.375% to 8.750% due 08/15/20 to 11/15/49, $48,858,500 U.S. Treasury Bonds Principal STRIPs, zero coupon due 11/15/21 to 02/15/43, $53,390,535 U.S. Treasury Bonds STRIPs, zero coupon due 11/15/21 to 11/15/46, $1,616,600 U.S. Treasury Inflation Index Bonds, 0.875% to 3.875% due 01/15/25 to 02/15/47, $119,342,000 U.S. Treasury Inflation Index Notes, 0.125% to 0.625% due 07/15/21 to 01/15/30 and $140,239,600 U.S. Treasury Notes, 0.170% to 2.875% due 10/31/20 to 02/15/30; (value—$612,000,000); proceeds: $600,000,500

	600,000,000	600,000,000

53

Treasury Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/30/20 with Fixed Income Clearing Corp., 0.030% due 05/01/20, collateralized by $2,292,090,000 U.S. Treasury Inflation Index Notes, 0.250% to 1.250% due 07/15/20 to 01/15/25 and $1,058,220,000 U.S. Treasury Notes, 1.125% to 2.000% due 01/31/25 to 02/28/25; (value—$3,763,804,911); proceeds: $3,690,003,075	$3,690,000,000	$3,690,000,000
Repurchase agreement dated 04/28/20 with Goldman Sachs & Co., 0.010% due 05/05/20, collateralized by $6,412,599 U.S. Treasury Bond STRIP, zero coupon due 02/15/36, $580,000 U.S. Treasury Inflation Index Note, 0.375% due 01/15/27 and $191,874,900 U.S. Treasury Notes, 2.125% to 2.500% due 06/30/20 to 05/15/27; (value—$204,000,000); proceeds: $200,000,389	200,000,000	200,000,000
Repurchase agreement dated 04/30/20 with J.P. Morgan Securities LLC, 0.020% due 05/01/20, collateralized by $91,539,599 U.S. Treasury Bonds, 3.375% to 4.375% due 05/15/40 to 11/15/48 and $333,885,600 U.S. Treasury Notes, 2.250% to 2.500 due 01/31/24 to 11/15/24; (value—$510,000,000); proceeds: $500,000,278	500,000,000	500,000,000
Repurchase agreement dated 04/30/20 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.020% due 05/01/20, collateralized by $13,088,500 U.S. Treasury Bill, zero coupon due 06/11/20 and $483,861.45 U.S. Treasury Bond STRIP, zero coupon due 02/15/40; (value—$13,464,058); proceeds: $13,200,007	13,200,000	13,200,000
Repurchase agreement dated 04/30/20 with Mizuho Securities USA LLC, 0.020% due 05/01/20, collateralized by $153,010,300 U.S. Treasury Bills, zero coupon due 05/26/20 to 06/04/20; (value—$153,000,095); proceeds: $150,000,083	150,000,000	150,000,000
Repurchase agreement dated 04/27/20 with MUFG Securities Americas Inc., 0.020% due 05/04/20, collateralized by $9,608,000 U.S. Treasury Bonds, 3.875% due 08/15/40, $115,020,000 U.S. Treasury Inflation Index Notes, 0.375% due 07/15/23, $99,998,800 U.S. Treasury Notes, 2,875% due 11/30/23; (value—$255,000,096); Proceeds: $250,000,972	250,000,000	250,000,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/30/20 with MUFG Securities Americas Inc., 0.020% due 05/01/20, collateralized by $25,938,000 U.S. Treasury Bonds, 2.875% due 08/15/45, $9,189,888 U.S. Treasury Bonds STRIP zero coupon due 2/15/44, $204,229,600 U.S. Treasury Inflation Index Notes, 0.125% to 0.500% due 04/15/22 to 01/15/27, $342,049,700 U.S. Treasury Notes, 1.125% to 3.125% due 11/30/20 to 5/15/48; (value—$561,000,000); Proceeds: $550,000,306	$550,000,000	$550,000,000
Repurchase agreement dated 04/27/20 with MUFG Securities Canada Ltd., 0.020% due 05/04/20, collateralized by $4,294,100 U.S. Treasury Bill, zero coupon due 01/28/21, $70,010,900 U.S. Treasury Bonds, 2.750% to 3.000% due 05/15/42 to 08/15/42, $94,646,700 U.S. Treasury Inflation Index Notes, 0.250% to 0.625% due 01/15/24 to 07/15/29, $100,171,000 U.S. Treasury Notes, 0.250% to 3.125% due 05/31/21 to 11/15/29; (value—$306,000,015); Proceeds: $300,001,167	300,000,000	300,000,000
Repurchase agreement dated 04/30/20 with MUFG Securities Canada Ltd., 0.020% due 05/01/20, collateralized by $347,235,500 U.S. Treasury Bonds, 2.500% to 4.250% due 05/15/39 to 02/15/45, $200 U.S. Treasury Inflation Index Notes, 0.250% due 07/15/29, $317,674,200 U.S. Treasury Notes, 1.125% to 3.125% due 09/30/21 to 11/15/28; (value—$918,000,120); Proceeds: $900,000,500	900,000,000	900,000,000
Total repurchase agreements (cost—$12,853,200,000)		12,853,200,000
Total investments (cost—$34,774,096,702 which approximates cost for federal income tax purposes)—99.9%		34,774,096,702

Other assets in excess of liabilities—0.1%		29,624,071
Net assets—100.0%		$34,803,720,773

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 67.

54

Treasury Master Fund

Portfolio of investments—April 30, 2020

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
U.S. Treasury obligations	$—	$21,920,896,702	$—	$21,920,896,702
Repurchase agreements	—	12,853,200,000	—	12,853,200,000
Total	$—	$34,774,096,702	$—	$34,774,096,702

At April 30, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

See accompanying notes to financial statements.

55

Prime CNAV Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
Certificates of deposit—10.4%
Banking-non-U.S. —9.4%
Bank of Montreal
1 mo. USD LIBOR + 0.260%, 1.181%, due 05/11/20[1]	$50,000,000	$50,000,000
Bank of Nova Scotia
1 mo. USD LIBOR + 0.280%, 1.265%, due 05/01/20[1]	30,000,000	30,000,000
Canadian Imperial Bank of Commerce 1.155%, due 05/07/20[1]	8,000,000	7,999,965
1 mo. USD LIBOR + 0.280%, 1.265%, due 05/01/20[1]	30,000,000	30,000,000
Credit Industriel et Commercial
1 mo. USD LIBOR + 0.200%, 1.014%, due 05/15/20[1]	35,000,000	35,000,000
Credit Suisse AG
1 mo. USD LIBOR + 0.240%, 1.069%, due 05/11/20[1]	35,000,000	35,000,000
Mitsubishi UFJ Trust & Banking Corp. 0.470%, due 08/17/20	35,000,000	35,000,000
National Australia Bank Ltd.
3 mo. USD LIBOR + 0.120%, 1.857%, due 05/06/20[1]	35,000,000	35,000,000
Nordea Bank AB
3 mo. USD LIBOR + 0.100%, 0.996%, due 06/10/20[1]	35,000,000	35,000,000
1 mo. USD LIBOR + 0.270%, 1.255%, due 05/07/20[1]	33,000,000	33,000,000
1.850%, due 06/10/20	35,000,000	35,000,000
Oversea Chinese Banking 1.630%, due 08/19/20	15,000,000	15,000,000
Oversea-Chinese Banking Corp. Ltd.
1 mo. USD LIBOR + 0.270%, 1.252%, due 05/05/20[1]	20,000,000	20,000,000
Skandinaviska Enskilda Banken AB
1 mo. USD LIBOR + 0.280%, 0.850%, due 05/26/20[1]	20,000,000	20,000,000
1 mo. USD LIBOR + 0.080%, 0.909%, due 05/12/20[1]	12,000,000	12,000,000
1 mo. USD LIBOR + 0.270%, 1.134%, due 05/11/20[1]	30,000,000	30,000,000
3 mo. USD LIBOR + 0.080%, 1.453%, due 07/06/20[1]	35,000,000	35,000,000
3 mo. USD LIBOR + 0.050%, 1.781%, due 05/11/20[1]	35,000,000	35,000,000
Sumitomo Mitsui Banking Corp.
1 mo. USD LIBOR + 0.200%, 1.185%, due 05/07/20[1]	35,000,000	35,000,000
1 mo. USD LIBOR + 0.270%, 1.252%, due 05/05/20[1]	35,000,000	35,000,000
Svenska Handelsbanken
1 mo. USD LIBOR + 0.190%, 1.172%, due 05/05/20[1]	28,000,000	28,000,000
1 mo. USD LIBOR + 0.230%, 1.215%, due 05/01/20[1]	30,000,000	30,000,000
Toronto-Dominion Bank Ltd.
1 mo. USD LIBOR + 0.250%, 1.235%, due 05/07/20[1]	28,000,000	28,000,000

	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-U.S.—(concluded)
Westpac Banking Corp.
3 mo. USD LIBOR + 0.150%, 1.149%, due 06/08/20[1]	$22,000,000	$22,000,000

		705,999,965

Banking-U.S.—1.0%
Cooperatieve Centrale
3 mo. USD LIBOR + 0.050%, 1.437%, due 07/07/20[1]	21,000,000	21,000,000
3 mo. USD LIBOR + 0.080%, 1.784%, due 05/14/20[1]	16,000,000	16,000,000
Cooperatieve Rabobank UA
1 mo. USD LIBOR + 0.070%, 0.864%, due 05/18/20[1]	9,700,000	9,700,000
1 mo. USD LIBOR + 0.240%, 1.069%, due 05/14/20[1]	30,000,000	30,000,000

		76,700,000
Total certificates of deposit (cost—$782,699,965)		782,699,965

Commercial paper[2]—58.1%
Asset backed-miscellaneous—25.2%
Albion Capital Corp. 1.016%, due 07/20/20	16,000,000	15,964,444
Albion Capital Corp. SA/Albion Capital LLC 0.450%, due 07/27/20	15,000,000	14,983,687
0.500%, due 07/27/20	22,981,000	22,953,231
Antalis SA 1.200%, due 07/13/20	22,000,000	21,946,467
1.720%, due 05/05/20	10,000,000	9,998,089
Atlantic Asset Securitization LLC
1.017%, due 07/17/20	25,750,000	25,694,924
1 mo. USD LIBOR + 0.210%, 1.074%, due 05/11/20[1,3]	24,000,000	24,000,000
1.100%, due 09/03/20	30,200,000	30,084,653
1.450%, due 07/02/20	22,000,000	21,945,061
Barton Capital Corp. 1.630%, due 05/27/20	29,000,000	28,965,861
1.700%, due 05/04/20	11,000,000	10,998,442
Barton Capital SA 0.150%, due 05/01/20	25,000,000	25,000,000
1.020%, due 06/05/20	46,000,000	45,954,383
1.220%, due 07/14/20	59,500,000	59,350,787
Barton Capitall SA 1.200%, due 07/21/20	45,000,000	44,878,500
Chariot Funding LLC 1.100%, due 07/22/20	22,000,000	21,944,878
1.250%, due 07/13/20	9,500,000	9,475,920
1.650%, due 07/17/20	40,000,000	39,858,833
Charta LLC 1.250%, due 07/02/20	30,000,000	29,935,417
1.330%, due 06/02/20	27,000,000	26,968,080
Fairway Finance Co. LLC 0.920%, due 08/04/20	50,000,000	49,878,611
1 mo. USD LIBOR + 0.200%, 1.029%, due 05/12/20[1,3]	13,000,000	13,000,000
1 mo. USD LIBOR + 0.220%, 1.202%, due 05/04/20[1,3]	15,000,000	15,000,000

56

Prime CNAV Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
1.450%, due 06/30/20	$14,750,000	$14,714,354
Gotham Funding Corp. 1.120%, due 07/08/20	49,500,000	49,395,280
1.370%, due 05/04/20	12,666,000	12,664,554
1.400%, due 07/01/20	41,500,000	41,401,553
Liberty Street Funding LLC 1.300%, due 06/01/20	14,250,000	14,234,048
1.300%, due 06/03/20	48,000,000	47,942,800
1.300%, due 07/06/20	15,000,000	14,964,250
1.350%, due 07/07/20	27,000,000	26,932,162
1.650%, due 05/15/20	50,000,000	49,967,917
LMA Americas LLC 1.300%, due 07/06/20	28,000,000	27,933,267
1.350%, due 07/01/20	22,000,000	21,949,675
1.400%, due 07/02/20	50,000,000	49,879,444
1.470%, due 07/02/20	9,000,000	8,977,215
1.470%, due 07/06/20	9,000,000	8,975,745
1.690%, due 08/03/20	25,000,000	24,889,681
Manhattan Asset Funding Co. LLC 0.370%, due 07/10/20	100,000,000	99,928,056
1.350%, due 06/01/20	25,000,000	24,970,937
Nieuw Amsterdam Receivables Corp. 1.090%, due 06/11/20	13,000,000	12,983,862
1.500%, due 06/08/20	9,500,000	9,484,958
Old Line Funding LLC
1 mo. USD LIBOR + 0.090%, 0.954%, due 05/11/20[1,3]	33,000,000	33,000,000
0.960%, due 09/08/20	20,000,000	19,930,667
1.150%, due 07/21/20	42,750,000	42,639,384
1.280%, due 07/13/20	30,000,000	29,922,133
1.690%, due 08/05/20	17,000,000	16,923,387
1.710%, due 08/04/20[3]	35,000,000	34,842,062
1.820%, due 07/16/20	15,000,000	14,942,367
Sheffield Receivables Co. LLC 1.500%, due 06/01/20	15,000,000	14,980,625
1.500%, due 06/08/20	30,000,000	29,952,500
1.500%, due 06/24/20	25,000,000	24,943,750
Starbird Funding Corp. 0.050%, due 05/01/20	55,000,000	55,000,000
1.070%, due 07/09/20	72,550,000	72,401,212
Thunder Bay Funding LLC 1.170%, due 09/02/20	35,000,000	34,858,950
1.370%, due 07/07/20	50,000,000	49,872,514
Versailles Commercial Paper LLC
1 mo. USD LIBOR + 0.120%, 0.984%, due 05/11/20[1,3]	20,000,000	20,000,000
1.017%, due 06/09/20	15,000,000	14,983,750
1.100%, due 07/22/20	15,500,000	15,461,164
1 mo. USD LIBOR + 0.160%, 1.176%, due 05/04/20[1,3]	15,000,000	15,000,000
1.350%, due 06/17/20	54,750,000	54,653,503
1.350%, due 07/08/20	40,000,000	39,898,000
1.550%, due 05/20/20	34,500,000	34,471,777
Victory Receivables Corp. 1.400%, due 07/07/20	50,000,000	49,869,722

		1,889,517,493

	Face amount	Value
Commercial paper[2]—(continued)
Banking-non-U.S.—22.9%
Australia & New Zealand Banking Group Ltd.
1 mo. USD LIBOR + 0.270%, 1.084%, due 05/15/20[1,3]	$22,000,000	$22,000,000
Bank of Nova Scotia
1 mo. USD LIBOR + 0.290%, 0.694%, due 05/29/20[1,3]	20,000,000	20,000,000
1 mo. USD LIBOR + 0.200%, 0.873%, due 05/21/20[1,3]	15,000,000	14,999,459
Banque et Caisse d’Epargne de L’Etat 1.630%, due 08/17/20	37,000,000	36,819,070
Barclays Bank PLC 1.660%, due 05/15/20	27,000,000	26,982,570
BNZ International Funding Ltd.
1 mo. USD LIBOR + 0.200%, 0.638%, due 05/29/20[1,3]	30,000,000	30,000,000
3 mo. USD LIBOR + 0.110%, 1.364%, due 06/04/20[1,3]	23,000,000	23,000,000
Canadian Imperial Bank of Commerce
3 mo. USD LIBOR + 0.140%, 1.891%, due 05/04/20[1,3]	30,000,000	30,000,000
Commonwealth Bank of Australia
1 mo. USD LIBOR + 0.180%, 1.101%, due 05/11/20[1,3]	22,000,000	22,000,000
1 mo. USD LIBOR + 0.190%, 1.172%, due 05/06/20[1,3]	35,000,000	35,000,000
3 mo. USD LIBOR + 0.120%, 1.374%, due 06/04/20[1,3]	12,000,000	12,000,000
3 mo. USD LIBOR + 0.050%, 1.402%, due 07/08/20[1,3]	23,000,000	23,000,000
Credit Industriel et Commercial 1.650%, due 07/24/20	15,000,000	14,942,250
DBS Bank Ltd. 1.210%, due 09/04/20	59,750,000	59,496,959
1.610%, due 08/21/20	12,000,000	11,939,893
1.645%, due 05/11/20	24,000,000	23,989,033
1.690%, due 07/31/20	14,000,000	13,940,193
1.890%, due 05/01/20	50,000,000	50,000,000
Dexia Credit Local SA 0.500%, due 09/14/20	28,000,000	27,948,278
0.530%, due 09/21/20	21,000,000	20,956,717
0.640%, due 08/10/20	70,000,000	69,874,311
1.590%, due 07/28/20	35,000,000	34,863,967
1.860%, due 05/22/20	20,000,000	19,978,300
Erste Abwicklungsanstalt 1.630%, due 07/20/20	24,000,000	23,913,067
Federation des Caisses Desjardins du Quebec 0.040%, due 05/06/20	50,000,000	49,999,722
0.060%, due 05/01/20	20,000,000	20,000,000
0.065%, due 05/01/20	25,000,000	25,000,000
3 mo. USD LIBOR + 0.100%, 1.099%, due 06/09/20[1,3]	45,000,000	45,000,000
3 mo. USD LIBOR + 0.080%, 1.275%, due 06/23/20[1,3]	17,000,000	16,999,358
HSBC Bank PLC
1 mo. USD LIBOR + 0.070%, 0.788%, due 05/20/20[1,3]	37,000,000	37,000,000

57

Prime CNAV Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
Commercial paper[2]—(continued)
Banking-non-U.S.—(concluded)
Mitsubishi UFJ Trust & Banking Corp. 0.480%, due 07/28/20	$31,000,000	$30,963,627
1.650%, due 05/19/20	33,000,000	32,972,775
National Australia Bank Ltd.
1 mo. USD LIBOR + 0.190%, 1.172%, due 05/06/20[1,3]	28,000,000	28,000,000
3 mo. USD LIBOR + 0.120%, 1.374%, due 06/04/20[1,3]	10,000,000	10,000,000
National Bank of Canada
1 mo. USD LIBOR + 0.190%, 1.175%, due 05/07/20[1,3]	28,000,000	28,000,000
3 mo. USD LIBOR + 0.000%, 1.176%, due 07/16/20[1,3]	36,000,000	36,000,000
1 mo. USD LIBOR + 0.290%, 1.283%, due 05/04/20[1,3]	36,000,000	36,000,000
Nederlandse Waterschapsbank NV 1.600%, due 05/27/20	47,250,000	47,195,400
Nordea Bank AB 0.025%, due 05/01/20	43,000,000	43,000,000
Oversea-Chinese Banking Corp. Ltd. 0.450%, due 09/09/20	46,250,000	46,174,265
1 mo. USD LIBOR + 0.280%, 1.109%, due 05/11/20[1,3]	30,000,000	30,000,000
3 mo. USD LIBOR + 0.040%, 1.777%, due 05/05/20[1,3]	24,000,000	24,000,000
3 mo. USD LIBOR + 0.120%, 1.857%, due 05/06/20[1,3]	15,000,000	15,000,000
Royal Bank of Canada
1 mo. USD LIBOR + 0.240%, 1.222%, due 05/05/20[1,3]	25,000,000	25,000,000
Societe Generale SA 0.550%, due 08/24/20	35,000,000	34,938,507
0.700%, due 08/24/20	24,700,000	24,644,768
3 mo. USD LIBOR + 0.050%, 1.437%, due 07/07/20[1,3]	35,000,000	35,000,000
Sumitomo Mitsui Banking Corp. 0.730%, due 07/20/20	49,250,000	49,170,105
Sumitomo Mitsui Trust Bank Ltd. 0.060%, due 05/01/20	125,000,000	125,000,000
0.510%, due 07/23/20	35,000,000	34,958,846
1.840%, due 05/04/20	21,000,000	20,996,780
1.860%, due 05/04/20	20,000,000	19,996,900
Svenska Handelsbanken
3 mo. USD LIBOR + 0.050%, 1.423%, due 07/06/20[1,3]	35,000,000	35,000,000
Westpac Banking Corp.
3 mo. USD LIBOR + 0.040%, 1.782%, due 05/01/20[1,3]	40,000,000	40,000,000

		1,713,655,120

Banking-U.S.—8.6%
Bedford Row Funding Corp.
3 mo. USD LIBOR + 0.150%, 1.193%, due 07/23/20[1,3]	35,000,000	35,000,000
3 mo. USD LIBOR + 0.060%, 1.802%, due 05/01/20[1,3]	16,750,000	16,750,000

	Face amount	Value
Commercial paper[2]—(concluded)
Banking-U.S.—(concluded)
3 mo. USD LIBOR + 0.100%, 1.841%, due 05/05/20[1,3]	$11,000,000	$11,000,000
Citigroup Global Markets, Inc. 1.250%, due 07/07/20	49,500,000	49,384,844
Collateralized Commercial Paper FLEX Co. LLC
3 mo. USD LIBOR + 0.130%, 0.898%, due 06/11/20[1,3]	28,000,000	28,000,000
1 mo. USD LIBOR + 0.230%, 1.044%, due 05/15/20[1,3]	12,000,000	12,000,000
1 mo. USD LIBOR + 0.250%, 1.235%, due 05/01/20[1,3]	20,000,000	20,000,000
3 mo. USD LIBOR + 0.080%, 1.400%, due 07/09/20[1,3]	15,000,000	15,000,000
3 mo. USD LIBOR + 0.100%, 1.473%, due 07/06/20[1,3]	30,000,000	30,000,000
3 mo. USD LIBOR + 0.110%, 1.757%, due 05/26/20[1,3]	29,000,000	29,000,000
Collateralized Commercial Paper V Co. LLC
3 mo. USD LIBOR + 0.040%, 0.881%, due 07/29/20[1]	27,000,000	27,000,000
1 mo. USD LIBOR + 0.300%, 1.293%, due 05/04/20[1]	35,000,000	35,000,000
Credit Industriel et Commercial 0.060%, due 05/01/20	125,000,000	125,000,000
3 mo. USD LIBOR + 0.050%, 1.792%, due 05/07/20[1,3]	35,000,000	35,000,000
ING U.S. Funding LLC 0.540%, due 09/01/20	18,000,000	17,966,790
0.890%, due 08/19/20	74,500,000	74,297,401
1.017%, due 08/03/20	19,300,000	19,249,606
1 mo. USD LIBOR + 0.270%, 1.255%, due 05/01/20[1,3]	35,000,000	35,000,000
1 mo. USD LIBOR + 0.330%, 1.323%, due 05/04/20[1,3]	30,000,000	30,000,000

		644,648,641

Finance-other—1.4%
CNPC Finance HK Ltd. 0.660%, due 05/06/20	55,000,000	54,994,959
0.750%, due 05/05/20	50,000,000	49,995,833

		104,990,792
Total commercial paper (cost—$4,352,812,046)		4,352,812,046

Time deposits—7.7%
Banking-non-U.S.—7.7%
ABN Amro Bank NV 0.050%, due 05/01/20	70,000,000	70,000,000
Credit Agricole Corporate & Investment Bank 0.040%, due 05/01/20	129,000,000	129,000,000
Mizuho Bank Ltd. 0.060%, due 05/01/20	250,000,000	250,000,000
Natixis 0.040%, due 05/01/20	125,000,000	125,000,000
Total time deposits (cost—$574,000,000)		574,000,000

58

Prime CNAV Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
U.S. government agency obligations—1.3%
Federal Home Loan Bank
SOFR + 0.230%, 0.240%, due 05/01/20[1]	$50,000,000	$50,000,000
1.597%, due 05/22/20[2]	50,000,000	49,954,237
Total U.S. government agency obligations (cost—$99,954,237)		99,954,237

U.S. Treasury obligations—1.5%
U.S. Treasury Bills 0.203%, due 07/21/20	55,000,000	54,975,250
0.204%, due 06/23/20	60,000,000	59,982,201
Total U.S. Treasury obligations (cost—$114,957,451)		114,957,451

Repurchase agreements—22.1%
Repurchase agreement dated 04/30/20 with Barclays Bank PLC, 0.020% due 05/01/20, collateralized by $95,793,700 U.S. Treasury Inflation Note, 0.125% due 01/15/23 to 04/15/25; (value—$102,000,073); proceeds: $100,000,056	100,000,000	100,000,000
Repurchase agreement dated 04/30/20 with BNP Paribas SA, 0.220% due 05/01/20, collateralized by $19,927,649 various asset-backed convertible bonds, zero coupon to 11.500% due 01/07/20 to 02/25/30; (value—$16,050,690); proceeds: $15,000,092	15,000,000	15,000,000

Repurchase agreement dated 04/30/20 with BNP Paribas SA, 0.040% due 05/01/20, collateralized by $69,713,000 Federal Home Loan Bank obligations, zero coupon to 4.100% due 05/15/20 to 10/24/33, $500 Federal Home Loan Mortgage Corp., zero coupon due 12/11/25, $1,062,000 Federal National Mortgage Association obligations, 1.875% due 04/05/22, $350,000 Federal Farm Credit Bank obligation, 3.170% to 3.980% due 06/29/32 to 04/05/38, $81,500 U.S. Treasury Bond, 6.250% due 08/15/23, $119,500 U.S. Treasury Inflation Index Note, 0.125% due 07/15/22, $5,010,700 U.S. Treasury Notes, 1.375% to 2.750% due 09/15/20 to 05/31/23, $26,902,863 U.S. Treasury Bonds STRIPs, zero coupon due 11/15/22 to 11/15/46 and $2,362,182 various asset-backed convertible bonds, zero coupon due 05/22/25 to 09/30/26; (value—$102,021,805); proceeds: $100,000,111

	100,000,000	100,000,000
Repurchase agreement dated 04/30/20 with Fixed Income Clearing Corp., 0.030% due 05/01/20, collateralized by $478,775,000 U.S. Treasury Bills, zero coupon due 09/15/20 to 01/28/21 and $200,000,000 U.S. Treasury Inflation Index Notes, 1.125% due 1/15/21; (value—$714,002,354); proceeds: $700,000,583	700,000,000	700,000,000

	Face amount	Value
Repurchase agreements—(concluded)

Repurchase agreement dated 04/30/20 with Goldman Sachs & Co., 0.200% due 05/01/20, collateralized by $4,455,000, Federal Home Loan Bank obligations zero coupon to 4.300% due 05/08/2020 to 12/16/2044, $7,525,000 Federal Home Loan Mortgage Corp. zero coupon to 1.375% due 05/01/2020 to 07/15/2032, $700,000 Federal National Mortgage Association 2.625% due 09/06/2024, $113,005,000 U.S. Treasury Inflation Index Note, 0.625% due 01/15/24, $4,379,635 U.S. Treasury Bond STRIP, zero coupon due 02/15/37 and $5,897,700 U.S. Treasury Bond Principal STRIP, zero coupon due 02/15/31 (value—$150,144,005); proceeds: $147,200,082

	$147,200,000	$147,200,000
Repurchase agreement dated 04/01/20 with J.P. Morgan Securities LLC, SOFR + 0.01%, 0.020% due 05/07/20, collateralized by $207,219,270 Federal Home Loan Mortgage Corp., 2.500% to 6.000% due 08/01/28 to 03/01/50 and $37,031,846 Federal National Mortgage Association, 2.500% to 6.000% due 08/01/29 to 12/01/47; (value—$204,000,000); proceeds: $200,003,222[4]	200,000,000	200,000,000
Repurchase agreement dated 04/30/20 with J.P. Morgan Securities LLC., 0.040% due 05/01/20, collateralized by $64,847,591 Federal Home Loan Mortgage Corp., 3.000% to 7.000% due 05/01/27 to 03/01/50, $506,257,907 Federal National Mortgage Association, 2.500% to 7.000% due 09/01/22 to 05/01/50 and $3,563,891 Government National Mortgage Association obligations, 4.500% to 5.500% due 05/20/33 to 10/20/47; (value—$306,000,000); proceeds: $300,000,333	300,000,000	300,000,000
Repurchase agreement dated 04/01/20 with Merrill Lynch Pierce Fenner & Smith, Inc., OFR + 0.65%, 0.690% due 08/03/20, collateralized by 9,477,859 shares of Convertible Bond; (value—$26,750,001); proceeds: $25,013,896[4]	25,000,000	25,000,000
Repurchase agreement dated 04/01/20 with Merrill Lynch Pierce Fenner & Smith, Inc., SOFR + 0.65%, 0.690% due 08/03/20, collateralized by 24,642,433 shares of Convertible Bond; (value—$69,550,002); proceeds: $65,036,129[4]	65,000,000	65,000,000
Total repurchase agreements (cost—$1,652,200,000)		1,652,200,000
Total investments (cost—$7,576,623,699 which approximates cost for federal income tax purposes)—101.1%		7,576,623,699

Liabilities in excess of other assets—(1.1)%		(81,392,809)
Net assets—100.0%		$7,495,230,890

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 67.

59

Prime CNAV Master Fund

Portfolio of investments—April 30, 2020

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Certificates of deposit	$—	$782,699,965	$—	$782,699,965
Commercial paper	—	4,352,812,046	—	4,352,812,046
Time deposits	—	574,000,000	—	574,000,000
U.S. government agency obligations	—	99,954,237	—	99,954,237
U.S. Treasury obligations	—	114,957,451	—	114,957,451
Repurchase agreements	—	1,652,200,000	—	1,652,200,000
Total	$—	$7,576,623,699	$—	$7,576,623,699

At April 30, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $1,124,590,879, represented 15.0% of the Fund’s net assets at period end.

[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2020 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2020.

See accompanying notes to financial statements.

60

Tax-Free Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
Municipal bonds—93.9%
Alaska—0.6%
Alaska International Airports Revenue Refunding (System), Series A, 0.230%, VRD	$7,345,000	$7,345,000
Valdez Marine Terminal Revenue Refunding (Exxon Pipeline Co. Project), Series C, 0.140%, VRD	8,825,000	8,825,000

		16,170,000

Arizona—0.1%
Arizona Industrial Development Authority Revenue (Phoenix Childrens), Series A, 0.150%, VRD	1,325,000	1,325,000

California—4.8%
California Municipal Finance Authority Revenue (Chevron USA—Recovery Zone Bonds), Series B, 0.130%, VRD	6,500,000	6,500,000
City of Riverside, Electric Revenue Refunding, Series A, 0.170%, VRD	5,600,000	5,600,000
Irvine Improvement Bond Act 1915 (Assessment District 03-19), Series A, 0.100%, VRD [1]	1,350,000	1,350,000
Irvine Improvement Bond Act 1915 (Reassessment District No. 05-21), Series A, 0.100%, VRD[1]	7,540,000	7,540,000
Irvine Improvement Bond Act 1915 (Reassessment District No. 85-7), Series A, 0.100%, VRD	14,198,000	14,198,000
Los Angeles Department of Water & Power System Revenue Refunding, Subseries A-3, 0.130%, VRD	3,400,000	3,400,000
State of California Kindergarten, GO Bonds,
Series A1, 0.100%, VRD	35,500,000	35,500,000
Series A2, 0.100%, VRD	6,690,000	6,690,000
Series B2, 0.100%, VRD	100,000	100,000
Series B3, 0.090%, VRD	10,265,000	10,265,000
State of California, GO Bonds,
Series A-1, 0.140%, VRD	2,800,000	2,800,000
Series B, Subseries B-5, 0.120%, VRD	15,805,000	15,805,000
Series B-1, 0.100%, VRD	2,300,000	2,300,000

	Face amount	Value
Municipal bonds—(continued)
California—(concluded)
Whittier Health Facilities Revenue (Presbyterian Intercommunity), Series A, 0.100%, VRD	$12,000,000	$12,000,000

		124,048,000

Colorado—3.8%
Denver City & County Certificates of Participation Revenue Refunding,
Series A1, 0.170%, VRD	32,205,000	32,205,000
Series A2, 0.170%, VRD	25,955,000	25,955,000
Series A3, 0.170%, VRD	38,300,000	38,300,000

		96,460,000

Connecticut—1.0%
Connecticut State Health & Educational Facilities Authority Revenue (Yale University), Series V-1, 0.100%, VRD	26,355,000	26,355,000

District of Columbia—0.4%
District of Columbia Water & Sewer Authority Revenue (Subordinate Lien), Subseries B-2, 0.230%, VRD	11,000,000	11,000,000

Florida—1.7%
Hillsborough County Industrial Development Authority Revenue (Baycare Health System),
Series C, 0.250%, VRD	8,000,000	8,000,000
Series D, 0.200%, VRD	1,500,000	1,500,000
Orange County Health Facilities Authority Revenue (The Nemours Foundation Project), Series B, 0.230%, VRD	32,800,000	32,800,000

		42,300,000

Georgia—0.3%
Cobb County School District, GO Bonds 2.000%, due 12/16/20	7,000,000	7,047,088

Idaho—0.4%
Idaho Tax Anticipation Notes, GO Bonds 3.000%, due 06/30/20	10,000,000	10,027,584

Illinois—6.0%
Chicago O’Hare International Revenue (Third Lien), Series C, 0.220%, VRD	6,000,000	6,000,000
Illinois Development Finance Authority Revenue (Chicago Symphony Project) 0.260%, VRD	12,500,000	12,500,000

61

Tax-Free Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
Municipal bonds—(continued)
Illinois—(concluded)
Illinois Development Finance Authority Revenue (Francis W. Parker School Project) 0.250%, VRD	$19,700,000	$19,700,000
Illinois Finance Authority Revenue (Elmhurst Memorial Healthcare), Series D, 0.220%, VRD	10,000,000	10,000,000
Illinois Finance Authority Revenue (Gift of Hope Donor Project) 0.260%, VRD	10,170,000	10,170,000
Illinois Finance Authority Revenue (Steppenwolf Theatre Co. Project) 0.230%, VRD	6,900,000	6,900,000
0.230%, VRD	8,450,000	8,450,000
Illinois Finance Authority Revenue (The University of Chicago Medical Center), Series E-1, 0.140%, VRD	19,380,000	19,380,000
Illinois Finance Authority Revenue (University of Chicago), Series B, 0.240%, VRD	17,600,000	17,600,000
Illinois Finance Authority Revenue Refunding (Hospital Sisters Services, Inc.), Series G, 0.230%, VRD	8,300,000	8,300,000
Illinois Finance Authority Revenue Refunding (University of Chicago), Series C, 0.240%, VRD	34,687,000	34,687,000

		153,687,000

Indiana—3.9%
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy, Inc. Project), Series A-5, 0.260%, VRD	24,295,000	24,295,000
Indiana Finance Authority Hospital Revenue Refunding (Indiana University Obligated Group), Series B, 0.240%, VRD	3,500,000	3,500,000
Indiana State Finance Authority Revenue Refunding (Trinity Health), Series D-1, 0.210%, VRD	65,900,000	65,900,000
Indianapolis Multi-Family Housing Revenue (Capital Place-Covington) (FNMA Insured) 0.250%, VRD	7,500,000	7,500,000

		101,195,000

Kentucky—0.2%
Kentucky Asset Liability Commission Revenue, Series A, 3.000%, due 06/25/20	5,030,000	5,041,925

Maryland—1.9%
Maryland Economic Development Corp. Revenue (Howard Hughes Medical Institute), Series A, 0.250%, VRD	33,570,000	33,570,000

	Face amount	Value
Municipal bonds—(continued)
Maryland—(continued)
Montgomery County Consolidated Public (Improvement Bond), GO Bonds, Series E, 0.150%, VRD	$14,580,000	$14,580,000

		48,150,000

Massachusetts—1.0%
Commonwealth of Massachusetts, GO Bonds, Series B, 4.000%, due 05/21/20	7,000,000	7,010,715
Massachusetts Health & Educational Facilities Authority Revenue (Harvard University), Series R, 0.050%, VRD	8,000,000	8,000,000
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare Systems), Series F3, 0.200%, VRD	5,900,000	5,900,000
Massachusetts State Department of Transportation Metropolitan Highway System Revenue (Senior Lien), Series A-1, 0.190%, VRD	5,255,000	5,255,000

		26,165,715

Michigan—0.7%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project) 0.150%, VRD	18,600,000	18,600,000

Minnesota—0.4%
Midwest Consortium of Municipal Utilities Revenue (Draw Down-Association Financing Program), Series B, 0.200%, VRD	10,535,000	10,535,000

Mississippi—6.3%
Mississippi Business Finance Corp. Gulf Opportunity Zone (Chevron USA, Inc. Project),
Series A, 0.140%, VRD	7,595,000	7,595,000
Series A, 0.140%, VRD	9,230,000	9,230,000
Series B, 0.140%, VRD	2,000,000	2,000,000
Series B, 0.140%, VRD	11,555,000	11,555,000
Series C, 0.140%, VRD	5,175,000	5,175,000
Series C, 0.140%, VRD	13,240,000	13,240,000
Series C, 0.140%, VRD	14,555,000	14,555,000
Series D, 0.140%, VRD	5,050,000	5,050,000
Series D, 0.230%, VRD	1,525,000	1,525,000

62

Tax-Free Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
Municipal bonds—(continued)
Mississippi—(concluded)
Series E, 0.140%, VRD	$900,000	$900,000
Series E, 0.140%, VRD	2,000,000	2,000,000
Series G, 0.140%, VRD	4,650,000	4,650,000
Series G, 0.140%, VRD	8,340,000	8,340,000
Series G, 0.140%, VRD	17,445,000	17,445,000
Series H, 0.140%, VRD	16,975,000	16,975,000
Series I, 0.140%, VRD	6,700,000	6,700,000
Series K, 0.140%, VRD	23,550,000	23,550,000
Series L, 0.140%, VRD	11,070,000	11,070,000

		161,555,000

Missouri—2.8%
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Ascension Healthcare),
Series C-3, 0.200%, VRD	10,000,000	10,000,000
Series C-5, 0.210%, VRD	4,275,000	4,275,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis University), Series B-2, 0.140%, VRD	6,805,000	6,805,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Washington University),
Series A, 0.150%, VRD	3,800,000	3,800,000
Series B, 0.150%, VRD	7,300,000	7,300,000
Series B, 0.160%, VRD	2,900,000	2,900,000
Series C, 0.140%, VRD	10,900,000	10,900,000
Series C, 0.140%, VRD	11,100,000	11,100,000
Series D, 0.140%, VRD	2,500,000	2,500,000
St. Charles County Public Water Supply District No. 2 Certificates of Participation Revenue Refunding, Series A, 0.200%, VRD	13,175,000	13,175,000

		72,755,000

	Face amount	Value
Municipal bonds—(continued)
Nebraska—0.6%
Douglas County Hospital Authority No. 2 Revenue Refunding (Health Facilities for Children), Series A, 0.170%, VRD	$15,350,000	$15,350,000

New Hampshire—1.0%
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College) 0.150%, VRD	26,055,000	26,055,000

New Jersey—0.0%†
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health), Series D, 0.200%, VRD	1,100,000	1,100,000

New York—24.3%
Dutchess County Industrial Development Agency Civic Facilities Revenue (Marist College), Series A, 0.230%, VRD	3,020,000	3,020,000
Metropolitan Transportation Authority New York Dedicated Tax Fund 0.180%, VRD	10,000,000	10,000,000
Subseries A-1, 0.150%, VRD	42,950,000	42,950,000
Subseries B-1, 0.210%, VRD	11,250,000	11,250,000
Subseries E-1, 0.160%, VRD	25,870,000	25,870,000
Subseries E-4, 0.250%, VRD	4,000,000	4,000,000
Subseries G-1G, 0.160%, VRD	1,565,000	1,565,000
New York City Housing Development Corp. Revenue (Royal Properties) (FNMA Insured), Series A, 0.140%, VRD	17,700,000	17,700,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008),
Series BB-1, 0.200%, VRD	1,700,000	1,700,000
Series BB-5, 0.150%, VRD	4,300,000	4,300,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution),
Series A, 0.150%, VRD	83,980,000	83,980,000
Series DD-2, 0.160%, VRD	7,100,000	7,100,000
New York City Transitional Finance Authority Future Tax Secured Revenue,
Series C, 0.250%, VRD	21,190,000	21,190,000

63

Tax-Free Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
Municipal bonds—(continued)
New York—(continued)
Subseries A-4, 0.180%, VRD	$54,750,000	$54,750,000
Subseries C-6, 0.280%, VRD	4,000,000	4,000,000
Subseries D-4, 0.140%, VRD	26,015,000	26,015,000
Subseries E-4, 0.160%, VRD	18,840,000	18,840,000
New York City, GO Bonds,
Subseries B-3, 0.210%, VRD	8,300,000	8,300,000
Subseries D-4, 0.150%, VRD	36,725,000	36,725,000
Subseries L-4, 0.160%, VRD	45,175,000	45,175,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University), Series A, 0.210%, VRD	59,745,000	59,745,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal), Series A, 0.140%, VRD	3,595,000	3,595,000
New York State Dormitory Authority Revenue State Supported Debt (City University), Series D, 0.200%, VRD	35,395,000	35,395,000
New York State Dormitory Authority Revenue State Supported Debt (University of Rochester),
Series A, 0.160%, VRD	1,305,000	1,305,000
Series B, 0.160%, VRD	1,415,000	1,415,000
New York State Housing Finance Agency Revenue (Dock Street), Series A, 0.250%, VRD	24,475,000	24,475,000
New York State Housing Finance Agency Revenue (Housing-Dock Street), Series A, 0.250%, VRD	1,800,000	1,800,000
New York State Urban Development Corp. Revenue Refunding (Service Contract), Series A-5, 0.210%, VRD	4,035,000	4,035,000
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University Project), Series A-2, 0.130%, VRD	2,505,000	2,505,000
Triborough Bridge & Tunnel Authority Revenue (General),
Series 2005B-4C, 0.160%, VRD	24,185,000	24,185,000
Series A, 0.250%, VRD	5,000,000	5,000,000

	Face amount	Value
Municipal bonds—(continued)
New York—(concluded)
Series C, 0.120%, VRD	$5,770,000	$5,770,000
Series F, 0.100%, VRD	8,510,000	8,510,000
Subseries B-2, 0.100%, VRD	13,625,000	13,625,000
Subseries B-3, 0.140%, VRD	4,975,000	4,975,000

		624,765,000

North Carolina—1.1%
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue (Carolinas Healthcare) (AGM Insured), Series E, 0.150%, VRD	18,970,000	18,970,000
Raleigh Durham Airport Authority Airport Revenue (Carolinas Healthcare), Series C, 0.170%, VRD	8,410,000	8,410,000

		27,380,000

Ohio—4.5%
Akron Bath Copley Joint Township Hospital District Revenue (Summa Health Obligated Group),
Series A-R, 0.210%, VRD	9,900,000	9,900,000
Series B-R, 0.210%, VRD	12,000,000	12,000,000
Montgomery County Revenue (Premier Health Partners Obligation), Series C, 0.180%, VRD	21,300,000	21,300,000
Ohio (Common Schools), GO Bonds,
Series A, 0.200%, VRD	1,845,000	1,845,000
Series B, 0.200%, VRD	1,675,000	1,675,000
Series D, 0.230%, VRD	12,665,000	12,665,000
Ohio Hospital Facility Revenue (Cleveland Clinic Health System),
Series D-1, 0.150%, VRD	30,240,000	30,240,000
Series D-1, 0.230%, VRD	3,170,000	3,170,000
Series E, 0.120%, VRD	22,350,000	22,350,000

		115,145,000

Pennsylvania—2.4%
Allegheny County Higher Education Building Authority University Revenue Refunding (Carnegie Mellon University), Series C, 0.120%, VRD	14,325,000	14,325,000

64

Tax-Free Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
Municipal bonds—(continued)
Pennsylvania—(concluded)
Allegheny County Industrial Development Authority Revenue (Education Center Watson) 0.230%, VRD	$9,600,000	$9,600,000
Allegheny County Industrial Development Authority Revenue (Watson Institute of Friendship) 0.230%, VRD	14,045,000	14,045,000
Philadelphia Authority for Industrial Development Lease Revenue Refunding, Series B-2, 0.200%, VRD	2,800,000	2,800,000
Westmoreland County Industrial Development Authority Revenue (Excela Health Project), Series B, 0.230%, VRD	19,920,000	19,920,000

		60,690,000

Rhode Island—0.0%†
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding (New England Institute of Technology) 0.250%, VRD	900,000	900,000

South Carolina—0.5%
Charleston County School District, GO Bonds, Series A, 5.000%, due 11/16/20[2]	3,240,000	3,310,567
Richland County South Carolina (Transportation Sales), GO Bonds 3.000%, due 02/25/21	8,000,000	8,134,440

		11,445,007

Tennessee—1.4%
Montgomery County Public Building Authority Pooled Financing Revenue (Tennessee County Loan Pool) 0.150%, VRD	12,000,000	12,000,000
0.150%, VRD	25,100,000	25,100,000

		37,100,000

Texas—14.5%
Austin Water & Wastewater Systems Revenue Refunding 0.220%, VRD	7,375,000	7,375,000
Harris County Cultural Educational Facilities Finance Corp. Revenue (Methodist Hospital),
Subseries C-1, 0.160%, VRD	33,065,000	33,065,000
Subseries C-2, 0.160%, VRD	14,050,000	14,050,000
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems),
Series A-2, 0.160%, VRD	22,005,000	22,005,000
Series A-1, 0.160%, VRD	5,000,000	5,000,000

	Face amount	Value
Municipal bonds—(continued)
Texas—(concluded)
Harris County Hospital District Revenue Refunding (Senior Lien) 0.250%, VRD	$1,760,000	$1,760,000
Houston Utility System Revenue Refunding (First Lien), Series B-4, 0.210%, VRD	7,500,000	7,500,000
Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil Project) 0.150%, VRD	33,600,000	33,600,000
0.150%, VRD	34,125,000	34,125,000
0.150%, VRD	48,365,000	48,365,000
Lower Neches Valley Authority Industrial Development Corp. Revenue Refunding (ExxonMobil Project), Series A, 0.140%, VRD	450,000	450,000
Texas State Veteran, GO Bonds 0.250%, VRD	22,880,000	22,880,000
0.260%, VRD	5,000,000	5,000,000
Texas State, Veteran Notes 4.000%, due 08/27/20	50,000,000	50,429,645
University of Texas Permanent University (Funding System), Series A, 0.200%, VRD	6,015,000	6,015,000
University of Texas Permanent University Fund Revenue (System), Series A, 0.200%, VRD	7,180,000	7,180,000
University of Texas University Revenue (Financing Systems),
Series B, 0.170%, VRD	4,270,000	4,270,000
Series B, 0.170%, VRD	22,525,000	22,525,000
University of Texas University Revenue Refunding (Financing System), Series B, 0.200%, VRD	48,205,000	48,205,000

		373,799,645

Utah—0.5%
Murray City Hospital Revenue (IHC Health Services, Inc.),
Series C, 0.150%, VRD	9,545,000	9,545,000
Series C, 0.160%, VRD	295,000	295,000
Series D, 0.150%, VRD	4,075,000	4,075,000

		13,915,000

Virginia—1.9%
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical),
Series A, 0.200%, VRD	31,660,000	31,660,000

65

Tax-Free Master Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
Municipal bonds—(concluded)
Virginia—(concluded)
Series D, 0.210%, VRD	$18,055,000	$18,055,000

		49,715,000

Washington—0.4%
Port of Tacoma WA Revenue, Series B, 0.250%, VRD	9,400,000	9,400,000

Wisconsin—4.3%
Public Finance Authority Hospital Revenue (Wakemed),
Series B, 0.260%, VRD	7,900,000	7,900,000
Series C, 0.180%, VRD	54,595,000	54,595,000
Wisconsin Health & Educational Facilities Authority Revenue,
Series A, 0.180%, VRD	16,200,000	16,200,000
Series B, 0.250%, VRD	32,800,000	32,800,000

		111,495,000

Wyoming—0.2%
Uinta County Pollution Control Revenue Refunding (Chevron USA, Inc. Project) 0.140%, VRD	4,875,000	4,875,000
Total Municipal bonds (cost—$2,415,546,964)		2,415,546,964

Tax-exempt commercial paper—6.1%
Colorado—0.4%
University of Colorado Regents 1.060%, due 06/03/20	10,800,000	10,800,000

Illinois—0.8%
Illinois Educational Facilities Authority Revenue 0.400%, due 05/01/20	20,000,000	20,000,000

	Face amount	Value
Tax-exempt commercial paper—(concluded)
Maryland—0.6%
Montgomery County 1.180%, due 05/14/20	$10,000,000	$10,000,000
1.220%, due 05/07/20	7,250,000	7,250,000

		17,250,000

Massachusetts—0.4%
Massachusetts State Health & Educational Facilities Authority Revenue 1.060%, due 07/16/20	10,000,000	10,000,000

Ohio—0.9%
Ohio State Higher Education 1.050%, due 06/25/20	10,000,000	10,000,000
1.100%, due 06/02/20	8,300,000	8,300,000
1.300%, due 06/18/20	5,000,000	5,000,000

		23,300,000

Texas—3.0%
Harris County Cultural Educational Facilities 0.210%, due 05/01/20	5,000,000	5,000,000
1.150%, due 05/19/20	15,000,000	15,000,000
Lower Colorado River Authority 0.980%, due 05/20/20	17,119,000	17,119,000
University of Texas 0.380%, due 06/10/20	25,000,000	25,000,000
0.970%, due 05/19/20	6,000,000	6,000,000
1.150%, due 06/01/20	9,000,000	9,000,000

		77,119,000
Total tax-exempt commercial paper (cost—$158,469,000)		158,469,000
Total investments (cost—$2,574,015,964 which approximates cost for federal income tax purposes)—100.0%		2,574,015,964

Liabilities in excess of other assets—(0.00)%†		(433,298)
Net assets—100.0%		2,573,582,666

66

Tax-Free Master Fund

Portfolio of investments—April 30, 2020

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds	$—	$2,415,546,964	$—	$2,415,546,964
Tax-exempt commercial paper	—	158,469,000	—	158,469,000
Total	$—	$2,574,015,964	$—	$2,574,015,964

At April 30, 2020, there were no transfers in or out of Level 3.

Portfolio footnote

†	Amount represents less than 0.05%
[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $8,890,000, represented 0.3% of the Fund’s net assets at period end.

[2]	Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.

Portfolio acronyms:

AGM	Assured Guaranty Municipal Corporation
FNMA	Federal National Mortgage Association
GO	General Obligation
LIBOR	London Interbank Offered Rate
OBFR	Overnight Bank Funding Rate
SOFR	Secured Overnight Financing Rate
STRIP	Separate Trading of Registered Interest and Principal of Securities
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of April 30, 2020 and reset periodically.

See accompanying notes to financial statements

67

Master Trust

Statement of assets and liabilities

April 30, 2020

	Prime Master Fund	ESG Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Assets:
Investments, at cost
Investments	$13,288,027,148	$54,867,634	$10,403,843,402	$21,920,896,702	$5,924,423,699	$2,574,015,964
Repurchase agreements	3,477,000,000	18,000,000	7,355,000,000	12,853,200,000	1,652,200,000	—
	16,765,027,148	72,867,634	17,758,843,402	34,774,096,702	7,576,623,699	2,574,015,964

Investments, at value
Investments	13,291,891,359	54,914,816	10,403,843,402	21,920,896,702	5,924,423,699	2,574,015,964
Repurchase agreements	3,477,000,000	18,000,000	7,355,000,000	12,853,200,000	1,652,200,000	—
Cash	2,190,032	686,743	826,905	3,709,641	220,273	—
Receivable for investments sold	—	—	—	—	—	13,798,566
Receivable for interest	7,649,125	7,487	4,309,315	28,551,641	2,849,884	3,055,824
Receivable from affiliate	—	2,654	—	—	—	—
Total assets	16,778,730,516	73,611,700	17,763,979,622	34,806,357,984	7,579,693,856	2,590,870,354

Liabilities:
Payable for investments purchased	256,707,786	—	—	—	83,904,994	11,310,567
Payable to affiliate	1,268,852	—	1,304,252	2,637,211	557,972	254,350
Payable to custodian	—	—	—	—	—	5,722,771
Total liabilities	257,976,638	—	1,304,252	2,637,211	84,462,966	17,287,688
Net assets, at value	$16,520,753,878	$73,611,700	$17,762,675,370	$34,803,720,773	$7,495,230,890	$2,573,582,666

See accompanying notes to financial statements.

68

Master Trust

Statement of operations

For the period ended April 30, 2020

	Prime Master Fund	ESG Prime Master Fund[1]	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Investment income:
Interest	$371,975,065	$134,921	$254,627,039	$340,641,365	$126,193,189	$29,976,999
Expenses:
Investment advisory and administration fees	18,508,999	8,148	13,698,204	20,391,384	6,503,909	2,294,610
Trustees’ fees and expenses	80,340	2,654	65,354	98,785	36,368	22,444
Total expenses	18,589,339	10,802	13,763,558	20,490,169	6,540,277	2,317,054
Less: Fee waivers and/or Trustees’ fees reimbursement by administrator	—	(10,802)	—	—	—	—
Net expenses	18,589,339	—	13,763,558	20,490,169	6,540,277	2,317,054
Net investment income (loss)	353,385,726	134,921	240,863,481	320,151,196	119,652,912	27,659,945
Net realized gain (loss)	112,142	—	481,629	19,268	73,339	—
Net change in unrealized appreciation (depreciation)	3,093,263	47,182	—	—	—	—
Net increase (decrease) in net assets resulting from operations	$356,591,131	$182,103	$241,345,110	$320,170,464	$119,726,251	$27,659,945

[1]	Commenced operations on January 15, 2020.

See accompanying notes to financial statements.

69

Master Trust

Statement of changes in net assets

	Prime Master Fund
	For the years ended April 30,
	2020	2019
From operations:

Net investment income (loss)	$353,385,726	$285,653,069
Net realized gain (loss)	112,142	41,014
Net change in unrealized appreciation (depreciation)	3,093,263	510,868
Net increase (decrease) in net assets resulting from operations	356,591,131	286,204,951
Net increase (decrease) in net assets from beneficial interest transactions	385,003,117	7,717,303,802
Net increase (decrease) in net assets	741,594,248	8,003,508,753
Net assets:

Beginning of year	15,779,159,630	7,775,650,877
End of year	$16,520,753,878	$15,779,159,630

ESG Prime Master Fund
For the period from January 15, 2020[1] to April 30, 2020
From operations:

Net investment income (loss)	$134,921
Net change in unrealized appreciation (depreciation)	47,182
Net increase (decrease) in net assets resulting from operations	182,103
Net increase (decrease) in net assets from beneficial interest transactions	73,429,597
Net increase (decrease) in net assets	73,611,700
Net assets:

Beginning of period	—
End of period	$73,611,700

[1]	Commencement of operations.

	Government Master Fund
	For the years ended April 30,
	2020	2019
From operations:

Net investment income (loss)	$240,863,481	$311,128,479
Net realized gain (loss)	481,629	253,159
Net increase (decrease) in net assets resulting from operations	241,345,110	311,381,638
Net increase (decrease) in net assets from beneficial interest transactions	3,242,842,988	(1,709,825,456)
Net increase (decrease) in net assets	3,484,188,098	(1,398,443,818)
Net assets:

Beginning of year	14,278,487,272	15,676,931,090
End of year	$17,762,675,370	$14,278,487,272

See accompanying notes to financial statements.

70

Master Trust

Statement of changes in net assets

	Treasury Master Fund
	For the years ended April 30,
	2020	2019
From operations:

Net investment income (loss)	$320,151,196	$362,463,120
Net realized gain (loss)	19,268	685
Net increase (decrease) in net assets resulting from operations	320,170,464	362,463,805
Net increase (decrease) in net assets from beneficial interest transactions	17,260,860,340	(1,169,718,825)
Net increase (decrease) in net assets	17,581,030,804	(807,255,020)
Net assets:

Beginning of year	17,222,689,969	18,029,944,989
End of year	$34,803,720,773	$17,222,689,969

	Prime CNAV Master Fund
	For the years ended April 30,
	2020	2019
From operations:

Net investment income (loss)	$119,652,912	$81,554,858
Net realized gain (loss)	73,339	—
Net increase (decrease) in net assets resulting from operations	119,726,251	81,554,858
Net increase (decrease) in net assets from beneficial interest transactions	2,493,874,372	2,429,739,812
Net increase (decrease) in net assets	2,613,600,623	2,511,294,670
Net assets:

Beginning of year	4,881,630,267	2,370,335,597
End of year	$7,495,230,890	$4,881,630,267

	Tax-Free Master Fund
	For the years ended April 30,
	2020	2019
From operations:

Net investment income (loss)	$27,659,945	$35,793,099
Net increase (decrease) in net assets resulting from operations	27,659,945	35,793,099
Net increase (decrease) in net assets from beneficial interest transactions	269,819,731	(1,087,651,672)
Net increase (decrease) in net assets	297,479,676	(1,051,858,573)
Net assets:

Beginning of year	2,276,102,990	3,327,961,563
End of year	$2,573,582,666	$2,276,102,990

See accompanying notes to financial statements.

71

Prime Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2020	2019	2018	2017	2016
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.10%	0.08%	0.09%	0.10%
Net investment income (loss)	1.90%	2.32%	1.41%	0.52%	0.26%
Supplemental data:
Total investment return[1]	1.92%	2.31%	1.38%	0.64%	0.26%
Net assets, end of year (000’s)	$16,520,754	$15,779,160	$7,775,651	$3,161,118	$17,197,266

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

72

ESG Prime Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

For the period from January 15, 2020[1] to April 30, 2020
Ratios to average net assets:
Expenses before fee waivers	0.10%[2]
Expenses after fee waivers	0.00%[2]
Net investment income (loss)	1.24%[2]
Supplemental data:
Total investment return[3]	0.47%
Net assets, end of period (000’s)	$73,612

[1]	Commencement of operations.
[2]	Annualized.
[3]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

73

Government Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Years ended April 30,			For the period from June 24, 2016[1] to April 30, 2017
	2020	2019	2018
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%[2]
Expenses after fee waivers	0.10%	0.10%	0.10%	0.08%[2]
Net investment income (loss)	1.75%	2.07%	1.07%	0.43%[2]
Supplemental data:
Total investment return[3]	1.74%	2.10%	1.08%	0.35%
Net assets, end of period (000’s)	$17,762,675	$14,278,487	$15,676,931	$17,380,098

[1]	Commencement of operations.
[2]	Annualized.
[3]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

74

Treasury Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2020	2019	2018	2017	2016
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.10%	0.10%	0.10%	0.09%
Net investment income (loss)	1.56%	2.07%	1.08%	0.39%	0.08%
Supplemental data:
Total investment return[1]	1.70%	2.10%	1.08%	0.38%	0.09%
Net assets, end of year (000’s)	$34,803,721	$17,222,690	$18,029,945	$18,194,995	$11,883,911

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

75

Prime CNAV Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Years ended April 30,				For the period from January 19, 2016[1] to April 30, 2016
	2020	2019	2018	2017
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%[2]
Expenses after fee waivers	0.10%	0.10%	0.10%	0.10%	0.00%[2,3]
Net investment income (loss)	1.83%	2.29%	1.34%	0.66%	0.43%[2]
Supplemental data:
Total investment return[4]	1.90%	2.27%	1.32%	0.62%	0.12%
Net assets, end of period (000’s)	$7,495,231	$4,881,630	$2,370,336	$1,336,158	$493,100

[1]	Commencement of operations.
[2]	Annualized.
[3]	Amount represents less than 0.005%.
[4]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

76

Tax-Free Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2020	2019	2018	2017	2016
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.10%	0.10%	0.10%	0.04%
Net investment income (loss)	1.19%	1.35%	0.93%	0.50%	0.03%
Supplemental data:
Total investment return[1]	1.23%	1.38%	0.91%	0.46%	0.03%
Net assets, end of year (000’s)	$2,573,583	$2,276,103	$3,327,962	$2,317,734	$1,377,088

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

77

Master Trust

Notes to financial statements

Organization and significant accounting policies

Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007. The Trust is a series mutual fund with six series.

Prime Master Fund, Treasury Master Fund, and Tax-Free Master Fund commenced operations on August 28, 2007. Prime CNAV Master Fund commenced operations on January 19, 2016, Government Master Fund commenced operations on June 24, 2016 and ESG Prime Master Fund commenced operations on January 15, 2020.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Master Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In March 2017, the FASB issued Accounting Standards Update (“ASU”) 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities (“ASU 2017-08”). The update provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. ASU 2017-08 is effective for annual periods, and interim periods within those annual periods, begining after December 15, 2018. Management has assessed the impact of these changes, and the changes are incorporated within the financial statements. During the year ended April 30, 2020, ASU 2017-08 update did not have an impact on the Master Funds.

In August 2018, the FASB issued (“ASU”) 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update introduces new fair value disclosure requirements, eliminates some prior fair value disclosure requirements, and modifies certain existing fair value disclosure requirements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Management has assessed the potential impact of these changes and the changes are incorporated within the financial statements.

78

Master Trust

Notes to financial statements

The following is a summary of significant accounting policies:

Valuation of investments

Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the net asset values of each of Prime Master Fund and ESG Prime Master Fund are calculated using market-based values, and the price of its beneficial interests fluctuate.

Under Rule 2a-7, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund have adopted certain policies that enable them to use the amortized cost method of valuation. Government Master Fund and Treasury Master Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). Prime CNAV Master Fund and Tax-Free Master Fund operate as “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “government money market funds” and as “retail money market funds”, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund value their investments at amortized cost unless the Master Trust’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Master Funds’ portfolio investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

Each Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to each Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Master Fund’s own assumptions in determining the fair value of investments.

79

Master Trust

Notes to financial statements

A fair value hierarchy table has been included near the end of each Master Fund’s Portfolio of investments.

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions from each of Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund or a redemption gate to temporarily restrict redemptions from those Master Funds in the event that any of Prime Master Fund’s liquidity, ESG Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below required minimums because of market conditions or other factors. If Prime Master Fund’s, ESG Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, the board is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. If any of Prime Master Fund’s, ESG Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets falls below 10% of the Fund’s total assets, the relevant Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board determines that such a fee would not be in the best interest of the Fund or determines that a lower or higher fee (subject to the 2% limit) would be in the best interest of the Fund. Liquidity fees would reduce the amount an interest holder receives upon redemption of its beneficial interests. Each of Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund, retains the liquidity fees for the benefit of remaining interest holders. For the year ended April 30, 2020, the Board of Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund did not impose any liquidity fees and/or redemption gates.

By operating as “government money market funds”, Government Master Fund and Treasury Master Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject Government Master Fund and Treasury Master Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

80

Master Trust

Notes to financial statements

The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, and Prime CNAV Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak that occurred may have a significant negative impact on the operations and profitability of the Master Fund’s investments. The extent of the impact to the financial performance of the Master Funds will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to each Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of each Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At April 30, 2020, each Master Fund owed to or was owed by UBS AM for investment advisory and administration services as follows:

Fund	Amounts owed to/(owed by) UBS AM
Prime Master Fund	$1,268,852
ESG Prime Master Fund	(2,654)
Government Master Fund	1,304,252
Treasury Master Fund	2,637,211
Prime CNAV Master Fund	557,972
Tax-Free Master Fund	254,350

81

Master Trust

Notes to financial statements

In exchange for these fees, UBS AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of each Master Fund’s average daily net assets.

In addition, UBS AM may voluntarily undertake to waive fees in the event that Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At April 30, 2020, and during the year ended April 30, 2020, UBS AM did not owe and/or waive fees under such an additional fee waiver undertaking. Such waived fees are not subject to future recoupment.

UBS AM will voluntarily waive its 0.10% management fee in order to voluntarily reduce ESG Prime Master Fund’s expenses by 0.10% until August 31, 2020. For the period ended April 30, 2020, UBS AM voluntarily waived and reimbursed $10,802 for the ESG Prime Master Fund, and such amount is not subject to future recoupment.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being deemed considered an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions.

During the year ended April 30, 2020, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$—
ESG Prime Master Fund	—
Government Master Fund	154,231,748
Treasury Master Fund	—
Prime CNAV Master Fund	—
Tax-Free Master Fund	119,536,140

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Fund’s investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Beneficial interest transactions

Prime Master Fund

	For the years ended April 30,
	2020	2019
Contributions	$27,421,906,839	$23,302,510,554
Withdrawals	(27,036,903,722)	(15,585,206,752)
Net increase (decrease) in beneficial interest	$385,003,117	$7,717,303,802

82

Master Trust

Notes to financial statements

ESG Prime Master Fund
For the period from January 15, 2020[1] to April 30, 2020
Contributions	$120,503,658
Withdrawals	(47,074,061)
Net increase (decrease) in beneficial interest	$73,429,597

[1]	Commencement of operations.

Government Master Fund
	For the years ended April 30,
	2020	2019
Contributions	$46,835,779,003	$41,871,149,616
Withdrawals	(43,592,936,015)	(43,580,975,072)
Net increase (decrease) in beneficial interest	$3,242,842,988	$(1,709,825,456)

Treasury Master Fund
	For the years ended April 30,
	2020	2019
Contributions	$57,434,681,322	$40,183,445,154
Withdrawals	(40,173,820,982)	(41,353,163,979)
Net increase (decrease) in beneficial interest	$17,260,860,340	$(1,169,718,825)

Prime CNAV Master Fund
	For the years ended April 30,
	2020	2019
Contributions	$8,693,256,696	$4,397,532,247
Withdrawals	(6,199,382,324)	(1,967,792,435)
Net increase (decrease) in beneficial interest	$2,493,874,372	$2,429,739,812

Tax-Free Master Fund
	For the years ended April 30,
	2020	2019
Contributions	$3,125,085,366	$2,163,610,694
Withdrawals	(2,855,265,635)	(3,251,262,366)
Net increase (decrease) in beneficial interest	$269,819,731	$(1,087,651,672)

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

83

Master Trust

Notes to financial statements

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Prime Master Fund

Gross unrealized appreciation	$5,963,416
Gross unrealized depreciation	(2,099,205)
Net unrealized appreciation	$3,864,211

ESG Prime Master Fund

Gross unrealized appreciation	$52,917
Gross unrealized depreciation	(5,735)
Net unrealized appreciation	$47,182

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Master Funds have conducted an analysis and concluded, as of April 30, 2020, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2020, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2020, and since inception for Government Master Fund, Prime CNAV Master Fund and ESG Prime Master Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

84

Master Trust

Report of independent registered public accounting firm

To the Shareholders and the Board of Trustees of Master Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Master Trust (the “Trust”) (comprising Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund (collectively referred to as the “Funds”)), including the portfolios of investments, as of April 30, 2020, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising Master Trust at April 30, 2020, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Funds comprising the Master Trust	Statement of operations	Statement of changes in net assets	Financial highlights
Prime Master Fund Treasury Master Fund Tax-Free Master Fund	For the year ended April 30, 2020	For each of the two years in the period ended April 30, 2020	For each of the five years in the period ended April 30, 2020
Prime CNAV Master Fund	For the year ended April 30, 2020	For each of the two years in the period ended April 30, 2020	For each of the four years in the period ended April 30, 2020 and the period from January 19, 2016 (commencement of operations) through April 30, 2016
Government Master Fund	For the year ended April 30, 2020	For each of the two years in the period ended April 30, 2020	For each of the three years in the period ended April 30, 2020 and the period from June 24, 2016 (commencement of operations) through April 30, 2017
ESG Prime Master Fund	For the period from January 15, 2020 (commencement of operations) through April 30, 2020

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2020, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also

85

Master Trust

Report of independent registered public accounting firm

included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 29, 2020

86

Master Trust

General information (unaudited)

Monthly portfolio holdings disclosure

The Master Funds file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. The Master Funds’ reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Master Funds make portfolio holdings information available to interestholders (and investors in the related feeder funds) on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. A more limited portfolio holdings report for Prime Master Fund, ESG Prime Master Fund and Prime CNAV Master Fund is available on a weekly basis at the same Web address. Investors also may find additional information about the Master Funds at the above referenced UBS Website internet address.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

87

Master Trust

Board approval of investment advisory agreement

(ESG Prime Master Fund) (unaudited)

Background—At a meeting of the board of Master Trust (the “Trust”) on September 24-25, 2019, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended, considered and approved the management contract (the “Management Contract”) of the Trust with respect to its series, ESG Prime Master Fund (the “Fund”), with UBS Asset Management (Americas) Inc. (“UBS AM”). In preparing for the meeting, the Independent Trustees had received information from UBS AM, including information about UBS AM, as well as the proposed advisory, administrative and distribution arrangements for the Master Fund. The board also received a memorandum discussing the proposed Management Contract. The Independent Trustees also considered a memorandum previously provided by their independent legal counsel discussing the duties of board members in considering the approval of advisory, administration and distribution agreements.

In its consideration of the approval of the Management Contract, the board reviewed the following factors:

Nature, extent and quality of the services to be provided under the Management Contract—The board received and considered information regarding the nature, extent and quality of management services to be provided to the Master Fund by UBS AM under the Management Contract. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services to be performed by UBS AM and its affiliates for the Master Fund and the corresponding “feeder funds” that will invest in the Master Fund (the “Feeder Funds”). The board’s evaluation of the services to be provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex (the “NY Funds”), including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services provided to the NY Funds. The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS AM concerning the management of the NY Funds’ affairs and UBS AM’s role in coordinating and overseeing providers of other services to the NY Funds, including other NY Funds that were money market funds organized in master-feeder structures (the “Master-Feeder Money Funds”). The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the NY Funds’ expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the senior personnel at UBS AM who would be responsible for the Master Fund and the Feeder Funds and had previously met with and received information regarding the persons proposed to be primarily responsible for their day-to-day management. The board recognized that several senior personnel at UBS AM report to the board regularly. The board considered that the global UBS Asset Management business has dedicated significant resources to its sustainable investing business and had a team of global investment professionals dedicated to sustainable investing. The board noted that the UBS Asset Management division, which includes UBS AM, had approximately $17 billion in assets under management focused on sustainable investing as of December 2018. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board noted that UBS AM was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. The board also was cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

The board concluded that the nature, extent and quality of services proposed to be provided to the Master Fund under the Management Contract were appropriate and consistent with the operational requirements of the Master Fund.

Proposed management fees and estimated expense ratios—The board reviewed and considered the proposed management fee payable by the Master Fund to UBS AM in light of the nature, extent and quality of the advisory and administrative services proposed to be provided by UBS AM. In conducting its review, the board noted that under the master-feeder structure, the Master Fund would pay an investment advisory and administration fee to

88

Master Trust

Board approval of investment advisory agreement

(ESG Prime Master Fund) (unaudited)

UBS AM, and, in turn, each Feeder Fund would bear its corresponding expenses in proportion to its investment in the Master Fund. In addition, the board also reviewed and considered the proposed fee waiver and/or expense reimbursement arrangements for the Feeder Funds and considered the estimated actual management fee rate (after taking the proposed waivers and/or reimbursements into account). The board considered that the proposed management fee payable by the Master Fund and the fee waiver and expense reimbursement arrangements for the Feeder Funds were substantially similar to those of the corresponding Select Prime Master-Feeder Money Funds, which the board had reviewed and approved at a meeting held on July 23-24, 2019.

In light of the foregoing, the board determined that the proposed management fee was reasonable in light of the nature, extent and quality of services proposed to be provided to the Master Fund under the Management Contract.

Master Fund performance—As the Master Fund had not yet commenced operations, the board was not able to review the Master Fund’s performance.

UBS AM profitability—The board noted that UBS AM could not report any financial results from its relationship with the Master Fund because the Master Fund had not yet commenced investment operations, and thus, the board could not evaluate the profitability of the Master Fund.

Economies of scale—The board discussed whether economies of scale would be realized by UBS AM with respect to the Master Fund, as its asset base grows, and the extent to which this is reflected in the level of the proposed management fee to be charged by UBS AM to the Master Fund. The board noted that, as the Master Fund had not yet commenced investment operations, economies of scale were not likely to be realized in the near future. The board considered the uncertainty of the estimated asset levels and was mindful of the renewal requirements for advisory agreements and their ability to review the Master Fund’s management fee, including in connection with the annual consideration of the Management Contract after its initial term.

Other potential benefits to UBS AM—The board considered other potential benefits to UBS AM and its affiliates as a result of their anticipated relationship with the Master Fund and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ potential shareholders. In light of the estimated costs of providing investment advisory, administrative and other services to the Master Fund, the estimated costs of providing administrative services to the Feeder Funds, and UBS AM’s ongoing general commitment to the NY Funds, the profits and other ancillary benefits that UBS AM and its affiliates may receive were expected to be reasonable in relation to the nature and quality of the services that were to be provided.

In light of all of the foregoing, the board, including a majority of the Independent Trustees, approved the Management Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the Management Contract in private sessions with its independent legal counsel at which no representatives of UBS AM were present.

89

UBS Preferred Funds Supplemental information (unaudited)

Board of Trustees & Officers

The Funds are governed by a Board of Trustees which oversees each Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by the trustee.

The Funds’ Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustee

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Meyer Feldberg[2]; 78 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee and Chairman of the Board of Trustees	Since 1998 (Trustee); Since 2017 (Chairman of the Board of Trustees)	Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since 2005). Professor Feldberg also served as President of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promoted interaction with other cities around the world (2007 to 2014). Prior to 2004, he was Dean and Professor of Management and Ethics of the Graduate School of Business at Columbia University (since 1989). From 1992 to 2016, Professor Feldberg was a director of Macy’s, Inc. (operator of department stores). From 1997 to 2017, Professor Feldberg was a director of Revlon, Inc. (cosmetics).	Professor Feldberg is a director or trustee of 9 investment companies (consisting of 49 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.	Professor Feldberg is also a director of the New York City Ballet.

90

UBS Preferred Funds Supplemental information (unaudited)

Independent Trustees

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Alan S. Bernikow; 79 207 Benedict Ave. Staten Island, NY 10314	Trustee	Since 2005	Mr. Bernikow is retired. Previously, he was deputy chief executive officer at Deloitte & Touche (international accounting and consulting firm). From 2003 to March 2017, Mr. Bernikow was also a director of Destination XL Group, Inc. (menswear) (and served as a member of its nominating and corporate governance committee).	Mr. Bernikow is a trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of its compensation committee) and the lead director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee).
Richard R. Burt; 73 McLarty Associates 900 17th Street, N.W. Washington, D.C. 20006	Trustee	Since 1998	Mr. Burt is a managing partner of McLarty Associates (a consulting firm) (since 2007). He was chairman of IEP Advisors (international investments and consulting firm) until 2009.	Mr. Burt is a trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe, Russia and Turkey Fund, Inc., The European Equity Fund, Inc., and The New Germany Fund, Inc. (and serves as a member of each such fund’s audit, nominating and governance committees).
Bernard H. Garil; 80 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).	Mr. Garil is a trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Garil is also a director of The Leukemia & Lymphoma Society (voluntary health organization) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

91

UBS Preferred Funds Supplemental information (unaudited)

Independent Trustees (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Heather R. Higgins; 60 c/o Keith A. Weller, Fund Secretary UBS Asset Management (Americas) Inc. One North Wacker Drive Chicago, IL 60606	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or has served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She also serves on the board of the Hoover Institution (from 2001 to 2007 and since 2009).	Ms. Higgins is a trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	None

[1]	Each trustee holds office for an indefinite term.
[2]

Professor Feldberg is deemed an “interested person” of the Trust as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Trust may conduct transactions.

92

UBS Preferred Funds Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Rose Ann Bubloski[2]; 52	Vice President and Assistant Treasurer	Since 2011	Ms. Bubloski is a director (since 2012) (prior to which she was an associate director (from 2008 to 2012)) and a senior manager of product control and investment support (previously named registered fund product control) at UBS Asset Management (Americas) Inc. and/or UBS Asset Management (US) Inc. (“UBS AM—Americas region”). Ms. Bubloski is a vice president and assistant treasurer of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.
Franklin P. Dickson[2]; 41	Vice President	Since 2017	Mr. Dickson is an associate director (since 2015) and tax compliance manager (since 2017) (prior to which he was a product controller (from 2015 to 2017) of product control and investment support (previously named registered fund product control) of UBS AM—Americas region. From 2013 through 2015, Mr. Dickson was fund administration and compliance manager for U.S. Bancorp Fund Services, LLC, and from 2008 through 2013, Mr. Dickson was vice president, client service manager at BNY Mellon Asset Servicing. Mr. Dickson is a vice president of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.
Lisa N. DiPaolo[2]; 42	Vice President	Since 2015	Ms. DiPaolo is an Executive Director (since 2020) (prior to which she was a director from 2008 until March 2020), and portfolio manager (since 2015) at UBS AM—Americas region. Ms. DiPaolo joined UBS AM—Americas region in 2000 and has been a municipal securities analyst on the tax-free fixed income team. Ms. DiPaolo is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Elbridge T. Gerry III[2]; 63	Vice President	Since 1999	Mr. Gerry is a managing director and formerly co-head of municipal investments of UBS AM—Americas region (from 2017 until June 2020; head from 2001 to 2017). Mr. Gerry is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Charles W. Grande[2]; 56	Vice President	Since 2017	Mr. Grande is a managing director, head of municipal investments (since June 2020; formerly co-head from 2017 until June 2020) and head of municipal credit research (since 2009) with UBS AM—Americas region. Mr. Grande is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Mark F. Kemper[3]; 62	Vice President and Assistant Secretary	Since 2004 and 2019, respectively	Mr. Kemper is a managing director (since 2006) and senior legal counsel (since October 2019) (prior to which he was Interim Head of Compliance and Operational Risk Control (from June 2019 through September 2019) and general counsel of UBS AM—Americas region (from 2004-2019). He has been secretary of UBS AM—Americas region (since 2004) and assistant secretary of UBS Asset Management Trust Company (since 1993). Mr. Kemper is vice president and assistant secretary of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager. Mr. Kemper is employed by UBS Business Solutions US LLC (since 2017).
Joanne M. Kilkeary[2]; 52	Vice President, Treasurer and Principal Accounting Officer	Since 1999 (Vice President) and since 2017 (Treasurer and Principal Accounting Officer)	Ms. Kilkeary is an executive director (since 2013) (prior to which she was a director (from 2008 to 2013)) and head of regulatory, tax, audit and board governance for product control and investment support (since 2017) (prior to which she was a senior manager (from 2004 to 2017) of registered fund product control of UBS AM—Americas region). Ms. Kilkeary is a vice president, treasurer and principal accounting officer of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.

93

UBS Preferred Funds Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Igor Lasun[2]; 41	President	Since 2018	Mr. Lasun is an executive director and head of fund development and management for UBS AM—Americas region (since 2018) (prior to which he was a senior fixed income product specialist from 2007 to 2018, and had joined the firm in 2005). In this role, he oversees development and management for both wholesale and institutional businesses. Mr. Lasun serves as president of 7 investment companies (consisting of 57 portfolios) for which UBS AM serves as investment advisor or manager.
William Lawlor[3]; 32	Vice President and Assistant Secretary	Since 2018	Mr. Lawlor is a director and associate general counsel with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region since 2013. Prior to joining UBS AM—Americas region, Mr. Lawlor attended Kent College of Law, where he graduated in 2013. Mr. Lawlor is a vice president and assistant secretary of 7 investment companies (consisting of 57 portfolios) for which UBS AM serves as investment advisor or manager.
Ryan Nugent[2]; 42	Vice President	Since 2009	Mr. Nugent is an executive director (since 2017) (prior to which he was director (from 2010 to 2017)), and portfolio manager (since 2005) and head of municipal trading (since 2013) of UBS AM—Americas region. Mr. Nugent is a vice president of two investment companies (consisting of 26 portfolios) for which UBS AM serves as investment advisor or manager.
Nancy D. Osborn[2]; 54	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is a director (since 2010) (prior to which she was an associate director) and a compliance officer (since June 2020) prior to which she was a senior manager of product control and investment support (previously named registered fund product control) of UBS AM—Americas region (from 2006 until June 2020). Mrs. Osborn is a vice president and assistant treasurer of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.
Frank Pluchino[2]; 60	Chief Compliance Officer	Since 2017	Mr. Pluchino is an executive director with UBS Business Solutions US LLC and is also the chief compliance officer of UBS Hedge Fund Solutions LLC (since 2010). Mr. Pluchino is the chief compliance officer of 12 investment companies (consisting of 62 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.
Robert Sabatino[3]; 46	Vice President	Since 2001	Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director (since 2007)), head of global liquidity portfolio management (since 2015), head of US taxable money markets (from 2009 to 2015), and portfolio manager of UBS AM—Americas region in the short duration fixed income group (since 2000). Mr. Sabatino is a vice president of three investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.
Eric Sanders[3]; 54	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.
Philip Stacey[3]; 35	Vice President and Assistant Secretary	Since 2018	Mr. Stacey is an executive director (since 2019) and associate general counsel (since 2017) with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region since 2015. Prior to joining UBS AM—Americas region, Mr. Stacey was a legal associate with the Chicago-based investment manager HFR Asset Management, LLC from 2009 through 2015. Mr. Stacey is a vice president and assistant secretary of 7 investment companies (consisting of 57 portfolios) for which UBS AM serves as investment advisor or manager.
David Walczak[3]; 36	Vice President	Since 2016	Mr. Walczak is an executive director (since 2016), head of US money markets (since 2015) and portfolio manager of UBS AM—Americas region. Mr. Walczak is a vice president of three investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.

94

UBS Preferred Funds Supplemental information (unaudited)

Officers (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Keith A. Weller[3]; 58	Vice President and Secretary	Since 1998 (Vice President) and Since 2019 (Secretary)	Mr. Weller is an executive director (since 2017) and deputy general counsel (since 2019) (prior to which he was senior associate general counsel) with UBS Business Solutions US LLC and also with UBS AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.

[1]	Officers of the Trust are appointed by the trustees and serve at the pleasure of the board.
[2]	This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.
[3]	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.

95

Trustees

Meyer Feldberg

Chairman

Alan S. Bernikow

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Administrator (and Manager for the Master Funds)

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter (for the feeder funds)

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

This report is not to be used in connection with the offering of shares in the Funds unless accompanied or preceded by an effective prospectus.

© UBS 2020. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S1126

UBS Ultra Short Income Fund

Annual Report  |  April 30, 2020

UBS Ultra Short Income Fund

June 10, 2020

Dear Shareholder,

We present you with the annual report for UBS Ultra Short Income Fund (the “Fund”) for the 12 months ended April 30, 2020 (the “reporting period”).

Performance

For the 12 months ended April 30, 2020, Class A shares of UBS Ultra Short Income Fund returned 1.46%, while Class P shares returned 1.66% and Class I shares returned 1.68% (in each case after fee waivers/expense reimbursements). For comparison purposes, the ICE BofAML 3-month US Treasury Bill Index1 (the “Index”) returned 2.07%. (Class I shares have lower expenses than other share classes of the Fund. Returns for all share classes are shown on page 4; please note that the Fund’s returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of Fund shares, while index returns do not reflect the deduction of fees and expenses.)

An interview with the Portfolio Management Team

Q.	How would you describe the economic environment during the reporting period?
A.	After initially expanding at a moderate pace, the US economy then significantly contracted given the impact from the COVID-19 pandemic. Looking back, the US Commerce Department reported that gross domestic product (“GDP”) grew at a 2.0%, 2.1% and 2.1% seasonally adjusted annualized rate during the second, third and fourth quarters of 2019, respectively. The US Commerce Department’s initial estimate for first quarter GDP was -4.8%, which represented the largest quarterly decline since the fourth quarter of 2008. With large portions of the economy shut down in an attempt to “flatten the curve” and thwart the spread of COVID-19, second quarter 2020 GDP is also expected to be extremely weak.

Q.	How did the US Federal Reserve Board (the “Fed”) react to the economic environment?
A.

The Fed took a number of aggressive—and in some cases unprecedented—actions in an attempt to support the economy. After raising interest rates four times in 2018, the Fed indicated it would pause from additional rate hikes. After analyzing incoming economic data for several months, the Fed pulled the trigger and lowered the federal funds rate at its meetings in July, September and October 2019. At its meeting in January 2020, the Fed reiterated its intention to pause from further actions for the time being as it analyzed incoming economic data. However, given the rapid spread of COVID-19 and its impact on the economy, on March 3, 2020 the Fed cut the federal funds rate to a range between 1.00% and 1.25%. Then, on March 15, the Fed lowed the federal funds rate to a range between 0.00% and 0.25%. In addition, the Fed announced that, “over coming months the Committee will increase its holdings of Treasury securities by at least $500 billion and its holdings of agency mortgage-backed securities by at least $200 billion.” On March 23, the Fed said, “It has become clear that our economy will face severe disruptions…Aggressive efforts must be taken across the public and private sectors to limit the losses to jobs and incomes and to promote a swift recovery once the disruptions abate.” This included essentially unlimited purchases of Treasury and mortgage securities. Finally, on April 29, 2020, the Fed said, “To support the flow of credit to households and businesses, the Federal Reserve will continue to purchase Treasury securities and agency residential and commercial mortgage-backed securities in the amounts needed to support smooth market functioning, thereby fostering effective transmission of monetary policy to broader financial conditions.”

UBS Ultra Short Income Fund

Investment Objective:

To provide current income while seeking to maintain low volatility of principal

Portfolio Managers:

Scott Dolan

David G. Rothweiler

Robert Sabatino

David J. Walczak

UBS Asset Management

(Americas) Inc.

Commencement:

Class A—May 29, 2018

Class P—May 29, 2018

Class I—May 29, 2018

Dividend payments:

Monthly

[1]

ICE BofAML 3-month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date. The index is unmanaged and does not include any expenses, fees or sales charges. It is not possible to invest directly in an index.

1

UBS Ultra Short Income Fund

Q.	What factors impacted the Fund’s performance during the reporting period?
A.

The Fund’s allocation to the credit-related sectors (i.e., corporate bonds, asset-backed securities and commercial paper) continued to be the main driver of its performance versus the Index. Fixed and floating-rate corporate credit spreads (the difference in yield between a U.S. Treasury bond and a corporate bond with the same maturity) and asset-backed security spreads widened considerably during the market turmoil in March 2020 due to concerns around the impact of COVID-19. However, spreads did narrow toward the end of March and throughout April, as the various measures announced by the Fed helped to stabilize market conditions.

Q.	How was the Fund’s portfolio positioned at the end of the reporting period?
A.	The Fund’s largest exposures were in corporate bonds, commercial paper/certificates of deposit and asset-backed securities.

Q.	What factors do you believe will affect the Fund over the coming months?
A.

As of this writing, it is unclear what the ultimate impact from the COVID-19 pandemic will be on the global economy. That being said, it’s widely expected that the US will experience a recession. Against this backdrop, we anticipate continuing to manage the Fund focusing on current income while seeking to maintain low volatility of principal.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Igor Lasun President UBS Ultra Short Income Fund Executive Director UBS Asset Management (Americas) Inc.

2

UBS Ultra Short Income Fund

David G. Rothweiler Portfolio Manager UBS Ultra Short Income Fund Executive Director UBS Asset Management (Americas) Inc.	Scott Dolan Portfolio Manager UBS Ultra Short Income Fund Managing Director UBS Asset Management (Americas) Inc.

David J. Walczak Portfolio Manager UBS Ultra Short Income Fund Executive Director UBS Asset Management (Americas) Inc.	Robert Sabatino Portfolio Manager UBS Ultra Short Income Fund Managing Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the 12-month period ended April 30, 2020. The views and opinions in the letter were current as of June 10, 2020. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Website at www.ubs.com/am-us.

3

UBS Ultra Short Income Fund

Average annual total returns for periods ended 04/30/20 (unaudited)

	1 year	Inception¹
Class A	1.46%	1.98%
Class P	1.66%	2.03%
Class I	1.68%	2.05%
ICE BofAML US 3-Month Treasury Bill Index[2]	2.07%	2.14%

The annualized gross and net expense ratios, respectively, for each class of shares as in the August 28, 2019 prospectuses were as follows: Class A—0.47% and 0.35%; Class P—0.39% and 0.25%; and Class I—0.38% and 0.23%. Net expenses reflect fee waivers and/or expense reimbursements, if any, pursuant to an agreement that is in effect to cap the expenses. The fund and UBS Asset Management (Americas) Inc. (“UBS AM”) have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fee and/or reimburse expenses so that the fund’s ordinary total operating expenses of each class through August 31, 2020 (excluding dividend expense, borrowing costs, and interest expense relating to short sales, and expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses) would not exceed 0.35% for Class A; 0.25% for Class P; and 0.23% for Class I. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the fund’s expenses in any of those three years to exceed these expense caps and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the fund’s board at any time and also will terminate automatically upon the expiration or termination of the fund’s advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM’s three year recoupment rights will survive.

[1]	Inception date of Class A, Class P and Class I shares of UBS Ultra Short Income Fund was May 29, 2018.
[2]

ICE BofAML US 3-Month Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date.

Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gain distributions at net asset value on the ex-dividend dates. Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit www.ubs.com/us-mutualfundperformance.

4

UBS Ultra Short Income Fund

Illustration of an assumed investment of $10,000 in Class A shares and in Class P shares, and $10,000,000 in Class I shares (unaudited)

The following three graphs depict the performance of UBS Ultra Short Income Fund Class A, Class P, and Class I shares versus the ICE BofAML US 3-Month Treasury Bill Index from May 29, 2018, which is the inception date of the three classes, through April 30, 2020. The performance provided does not reflect the deduction of taxes that a shareholder could pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. Share price and returns will vary with market conditions; investors may realize a gain or loss upon redemption.

UBS Ultra Short Income Fund Class A vs. ICE BofAML US 3-Month Treasury Bill Index

Wealth value with dividends reinvested. Initial investment for Class A Shares as of May 29, 2018 = $10,000

UBS Ultra Short Income Fund Class P vs. ICE BofAML US 3-Month Treasury Bill Index

Wealth value with dividends reinvested. Initial investment for Class P shares as of May 29, 2018 = $10,000

5

UBS Ultra Short Income Fund

UBS Ultra Short Income Fund Class I vs. ICE BofAML US 3-Month Treasury Bill Index

Wealth value with dividends reinvested. Initial investment for Class I shares as of May 29, 2018 = $10,000,000

Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder could pay on Fund distributions or the redemption of Fund shares. The return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gain distributions at net asset value on the ex-dividend dates. Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit www.ubs.com/us-mutualfundperformance.

6

UBS Ultra Short Income Fund

Understanding your Fund’s expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, 12b-1 service fees (Class A shares only) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2019 to April 30, 2020.

Actual expenses

The first line for each class of shares in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each class of shares under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line for each class of shares in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios for each class of shares and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return for each class of shares. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, sales charges (loads), redemption fees or exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

7

UBS Ultra Short Income Fund

Understanding your Fund’s expenses (unaudited) (concluded)

	Beginning account value November 1, 2019	Ending account value April 30, 2020	Expenses paid during period[1] 11/01/19 to 04/30/20	Expense ratio during the period

Class A
Actual	$1,000.00	$1,002.80	$1.74	0.35%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.12	1.76	0.35

Class P
Actual	$1,000.00	$1,003.30	$1.25	0.25%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.62	1.26	0.25

Class I
Actual	$1,000.00	$1,003.40	$1.15	0.23%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.72	1.16	0.23

[1]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half year period).

8

UBS Ultra Short Income Fund

Portfolio statistics—April 30, 2020 (unaudited)

Top ten holdings[1]	Percentage of net assets
General Motors Financial Co., Inc., 0.010% due 05/01/20	1.6%

DLL LLC, 3.460% due 01/20/22	1.5

Intesa Funding LLC, 0.010% due 05/01/20	1.4

Golden Credit Card Trust, 2.620% due 01/15/23	1.2

CNPC Finance HK Ltd., 0.010% due 05/01/20	1.2

DNB Bank ASA, 1.186% due 12/10/21	1.2

ENI Finance USA, Inc., 1.850% due 05/01/20	1.2

CNPC Finance HK Ltd., 0.750% due 05/05/20	1.2

Nordea Bank Abp, 2.125% due 05/29/20	1.2

ENI Finance USA, Inc., 1.780% due 05/11/20	1.2
Total	12.9%

Top five issuer breakdown by country or territory of origin[1]	Percentage of net assets
United States	53.0%
Canada	9.6
France	4.5
Australia	4.3
Hong Kong	3.3
Total	74.7%

Asset allocation[1]	Percentage of net assets
Corporate bonds	50.2%
Commercial paper	22.3
Asset-backed securities	14.6
Certificates of deposit	10.2
Short-term investments	0.1
Investments of cash collateral from securities loaned	0.2
Repurchase agreements	3.5
Liabilities in excess of other assets	(1.1)
Total	100.0%

[1]	The Fund’s portfolio is actively managed and its composition will vary over time.

9

UBS Ultra Short Income Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
Asset-backed securities—14.6%
Ally Auto Receivables Trust,
Series 2017-3, Class B, 2.240%, due 07/15/22	$11,015,000	$11,062,669
Canadian Pacer Auto Receivables Trust,
Series 2017-1A, Class A4, 2.286%, due 01/19/22[1]	9,850,000	9,816,122
CCG Receivables Trust,
Series 2019-1, Class A2, 2.800%, due 09/14/26[1]	3,986,705	4,011,094
Chesapeake Funding II LLC,
Series 2017-3A, Class A1, 1.910%, due 08/15/29[1]	9,323,150	9,308,075
Series 2017-3A, Class B, 2.570%, due 08/15/29[1]	4,900,000	4,896,534
Series 2017-3A, Class C, 2.780%, due 08/15/29[1]	5,560,000	5,556,273
Series 2017-4A, Class A1, 2.120%, due 11/15/29[1]	7,842,342	7,765,313
CNH Equipment Trust,
Series 2016-C, Class B, 1.930%, due 03/15/24	5,385,000	5,378,893
Series 2019-A, Class A2, 2.960%, due 05/16/22	1,152,037	1,157,704
Dell Equipment Finance Trust,
Series 2017-2, Class B, 2.470%, due 10/24/22[1]	10,816,000	10,832,196
Series 2017-2, Class C, 2.730%, due 10/24/22[1]	5,972,000	5,978,081
DLL LLC,
Series 2018-1, Class A3, 3.100%, due 04/18/22[1]	2,525,259	2,534,659
Series 2018-ST2, Class A3, 3.460%, due 01/20/22[1]	31,264,825	31,445,539
Series 2019-DA1, Class A2, 2.790%, due 11/22/21[1]	2,971,018	2,974,722
Series 2019-MA2, Class A2, 2.270%, due 05/20/22[1]	2,283,553	2,283,633
DLL Securitization Trust,
Series 2017-A, Class A3, 2.140%, due 12/15/21[1]	1,413,825	1,413,373
Enterprise Fleet Financing LLC,
Series 2017-2, Class A3, 2.220%, due 01/20/23[1]	3,500,000	3,502,018
Series 2018-1, Class A2, 2.870%, due 10/20/23[1]	9,086,087	9,123,636
Series 2018-2, Class A2, 3.140%, due 02/20/24[1]	19,976,316	20,044,078
Series 2018-3, Class A2, 3.380%, due 05/20/24[1]	22,677,054	22,816,062
Fifth Third Auto Trust,
Series 2017-1, Class A3, 1.800%, due 02/15/22	1,460,762	1,462,891
Series 2019-1, Class A2A, 2.660%, due 05/16/22	1,669,091	1,677,011
Ford Credit Floorplan Master Owner Trust,
Series 2017-1, Class B, 2.250%, due 05/15/22	10,365,000	10,361,241

	Face amount	Value
Asset-backed securities—(concluded)
General Motors Financial Automobile Leasing Trust,
Series 2019-1, Class A2A, 2.910%, due 04/20/21	$2,137,823	$2,141,817
GMF Floorplan Owner Revolving Trust,
Series 2017-2, Class C, 2.630%, due 07/15/22[1]	2,000,000	1,986,938
Golden Credit Card Trust,
Series 2018-1A, Class A, 2.620%, due 01/15/23[1]	25,000,000	25,200,848
Hyundai Auto Lease Securitization Trust,
Series 2017-C, Class A4, 2.210%, due 09/15/21[1]	791,788	791,954
Kubota Credit Owner Trust,
Series 2018-1A, Class A3, 3.100%, due 08/15/22[1]	5,948,951	5,997,059
Mercedes-Benz Auto Lease Trust,
Series 2019-A, Class A2, 3.010%, due 02/16/21	357,023	357,299
MMAF Equipment Finance LLC,
Series 2014-AA, Class A5, 2.330%, due 12/08/25[1]	4,500,000	4,503,735
Series 2016-AA, Class A4, 1.760%, due 01/17/23[1]	3,012,946	2,979,137
Series 2017-B, Class A3, 2.210%, due 10/17/22[1]	22,233,296	22,256,496
Series 2018-A, Class A2, 2.920%, due 07/12/21[1]	906,838	908,898
Series 2019-A, Class A2, 2.840%, due 01/10/22[1]	4,919,318	4,932,956
Santander Retail Auto Lease Trust,
Series 2017-A, Class B, 2.680%, due 01/20/22[1]	8,630,000	8,642,458
Series 2018-A, Class C, 3.490%, due 05/20/22[1]	9,750,000	9,826,969
Verizon Owner Trust,
Series 2017-1A, Class B, 2.450%, due 09/20/21[1]	15,458,000	15,468,627
Series 2017-1A, Class C, 2.650%, due 09/20/21[1]	6,480,000	6,479,852
Series 2017-2A, Class A, 1.920%, due 12/20/21[1]	934,338	935,028
Volvo Financial Equipment LLC,
Series 2018-1A, Class A3, 2.540%, due 02/15/22[1]	2,021,462	2,025,345
World Financial Network Credit Card Master Trust,
Series 2015-B, Class A, 2.550%, due 06/17/24	10,200,000	10,203,266
World Omni Auto Receivables Trust,
Series 2019-A, Class A2, 3.020%, due 04/15/22	963,090	968,092
Total asset-backed securities (cost—$312,289,006)		312,008,591

Certificates of deposit—10.2%
Bank of Montreal
3 mo. USD LIBOR + 0.290%, 1.903%, due 08/28/20[2]	5,000,000	5,000,008

10

UBS Ultra Short Income Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
Certificates of deposit—(concluded)
Bank of Nova Scotia
3 mo. USD LIBOR + 0.280%, 1.475%, due 09/21/20[2]	$15,000,000	$14,999,883
BNP Paribas SA
3 mo. USD LIBOR + 0.250%, 2.013%, due 02/01/21[2]	14,000,000	13,997,442
Canadian Imperial Bank of Commerce
3 mo. USD LIBOR + 0.300%, 1.320%, due 07/24/20[2]	2,000,000	2,000,000
3 mo. USD LIBOR + 0.400%, 2.163%, due 05/02/20[2]	7,900,000	7,900,211
Credit Agricole Corporate & Investment Bank
3 mo. USD LIBOR + 0.350%, 1.110%, due 07/30/20[2]	7,062,000	7,061,656
3 mo. USD LIBOR + 0.400%, 1.604%, due 09/24/20[2]	5,000,000	5,000,000
3 mo. USD LIBOR + 0.270%, 2.033%, due 02/01/21[2]	18,000,000	18,003,189
Credit Suisse AG
3 mo. USD LIBOR + 0.400%, 1.160%, due 07/31/20[2]	5,000,000	5,000,000
3 mo. USD LIBOR + 0.240%, 1.494%, due 12/04/20[2]	10,000,000	10,000,000
3 mo. USD LIBOR + 0.220%, 1.540%, due 10/09/20[2]	10,000,000	10,000,000
3 mo. USD LIBOR + 0.230%, 1.605%, due 12/30/20[2]	15,000,000	15,000,000
DNB Bank ASA
3 mo. USD LIBOR + 0.290%, 1.186%, due 12/10/21[2]	25,000,000	25,000,000
MUFG Bank Ltd.
3 mo. USD LIBOR + 0.500%, 1.491%, due 01/25/21[2]	2,900,000	2,905,575
1.980%, due 10/15/20	20,000,000	20,000,000
Nordea Bank Abp
3 mo. USD LIBOR + 0.190%, 1.542%, due 01/08/21[2]	7,500,000	7,500,283
3 mo. USD LIBOR + 0.400%, 1.711%, due 01/14/21[2]	12,500,000	12,516,691
Sumitomo Mitsui Banking Corp.
3 mo. USD LIBOR + 0.420%, 1.440%, due 07/24/20[2]	3,000,000	3,000,126
3 mo. USD LIBOR + 0.380%, 1.691%, due 10/12/21[2]	6,500,000	6,501,665
3 mo. USD LIBOR + 0.420%, 2.033%, due 08/28/20[2]	6,000,000	6,000,148
3 mo. USD LIBOR + 0.345%, 2.049%, due 05/14/21[2]	15,000,000	15,000,609
Swedbank AB
3 mo. USD LIBOR + 0.230%, 1.972%, due 05/07/20[2]	190,000	189,995
Toronto-Dominion Bank
3 mo. USD LIBOR + 0.190%, 1.565%, due 09/30/20[2]	5,000,000	5,000,000
Total certificates of deposit (cost—$217,577,481)		217,577,481

	Face amount	Value
Commercial paper[3]—22.3%
AT&T, Inc. 1.120%, due 05/26/20	$16,500,000	$16,487,167
Atlantic Asset Securitization LLC 0.010%, due 05/26/20	20,000,000	19,992,639
Barton Capital Corp. 0.950%, due 06/08/20	8,000,000	7,991,978
1.000%, due 05/13/20	20,000,000	19,993,333
Barton Capital SA 1.200%, due 07/21/20	10,000,000	9,973,000
Chariot Funding LLC 0.600%, due 05/20/20	20,000,000	19,993,667
CNPC Finance HK Ltd. 0.010%, due 05/01/20	25,000,000	25,000,000
0.660%, due 05/06/20	20,000,000	19,998,167
0.750%, due 05/05/20	25,000,000	24,997,917
DBS Bank Ltd.
3 mo. USD LIBOR + 0.060%, 0.828%, due 06/11/20[1,2]	9,000,000	8,999,644
Dexia Credit Local 1.890%, due 05/11/20	15,000,000	14,992,125
EI Dupont 0.980%, due 06/03/20	10,000,000	9,991,017
1.790%, due 05/04/20	12,000,000	11,998,210
ENI Finance USA, Inc. 0.010%, due 05/15/20	3,000,000	2,997,900
1.780%, due 05/11/20	25,000,000	24,987,639
1.820%, due 05/21/20	15,000,000	14,984,833
1.850%, due 05/01/20	25,000,000	25,000,000
Exxon Mobil Corp. 1.540%, due 07/22/20	22,350,000	22,271,601
Federation des Caisses Desjardins du Quebec
3 mo. USD LIBOR + 0.080%, 1.275%, due 06/22/20[1,2]	10,000,000	9,999,573
3 mo. USD LIBOR + 0.080%, 1.275%, due 06/23/20[1,2]	10,000,000	9,999,751
General Motors Financial Co., Inc. 0.010%, due 05/01/20	35,000,000	35,000,000
Glencore Funding LLC 0.010%, due 05/07/20	5,000,000	4,998,408
Intesa Funding LLC 0.010%, due 05/01/20	30,000,000	30,000,000
Manhattan Asset Funding Co. LLC 0.010%, due 05/28/20	20,000,000	19,992,350
Mondelez International, Inc. 0.010%, due 05/01/20	15,000,000	15,000,000
1.000%, due 06/03/20	4,000,000	3,996,333
Shell International Finance BV 2.010%, due 06/01/20	10,000,000	9,982,692
Transcanada Pipelines Ltd. 1.150%, due 05/08/20	12,000,000	11,997,317
Verizon Communications, Inc. 1.650%, due 06/01/20	15,000,000	14,978,687
1.650%, due 06/09/20	10,000,000	9,982,125
Volkswagen Credit, Inc. 1.780%, due 05/07/20	2,149,000	2,148,362
Total commercial paper (cost—$478,726,435)		478,726,435

11

UBS Ultra Short Income Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
Corporate bonds—50.2%
Agriculture—0.0%†
BAT Capital Corp.
3 mo. USD LIBOR + 0.590%, 2.294%, due 08/14/20[2]	$250,000	$249,013

Auto manufacturers—3.5%
American Honda Finance Corp. MTN
3 mo. USD LIBOR + 0.350%, 2.091%, due 11/05/21[2]	10,035,000	9,879,068
BMW US Capital LLC
3 mo. USD LIBOR + 0.410%, 1.721%, due 04/12/21[1,2]	3,413,000	3,354,735
3 mo. USD LIBOR + 0.370%, 2.074%, due 08/14/20[1,2]	3,000,000	2,986,354
3 mo. USD LIBOR + 0.500%, 2.207%, due 08/13/21[1,2]	8,080,000	7,875,490
Daimler Finance North America LLC
3 mo. USD LIBOR + 0.550%, 2.301%, due 05/04/21[1,2]	350,000	340,616
3 mo. USD LIBOR + 0.670%, 2.411%, due 11/05/21[1,2]	4,500,000	4,345,531
3 mo. USD LIBOR + 0.880%, 2.563%, due 02/22/22[1,2]	9,750,000	9,201,539
Nissan Motor Acceptance Corp.
3 mo. USD LIBOR + 0.520%, 1.261%, due 03/15/21[1,2]	3,375,000	3,212,021
3 mo. USD LIBOR + 0.390%, 1.701%, due 07/13/20[1,2]	200,000	198,170
3 mo. USD LIBOR + 0.390%, 1.765%, due 09/28/20[1,2]	1,000,000	978,077
3 mo. USD LIBOR + 0.630%, 1.825%, due 09/21/21[1,2]	2,500,000	2,301,270
PACCAR Financial Corp. MTN
3 mo. USD LIBOR + 0.260%, 1.994%, due 05/10/21[2]	500,000	496,855
Toyota Motor Credit Corp. GMTN
3 mo. USD LIBOR + 0.170%, 1.059%, due 09/18/20[2]	12,000,000	11,984,883
Toyota Motor Credit Corp. MTN
3 mo. USD LIBOR + 0.280%, 1.591%, due 04/13/21[2]	750,000	745,991
3 mo. USD LIBOR + 0.690%, 2.001%, due 01/11/22[2]	4,000,000	3,951,890
Volkswagen Group of America Finance LLC
3 mo. USD LIBOR + 0.860%, 2.064%, due 09/24/21[1,2]	7,000,000	6,800,226
3 mo. USD LIBOR + 0.940%, 2.653%, due 11/12/21[1,2]	7,000,000	6,780,270

		75,432,986

Banks—32.7%
ABN AMRO Bank N.V.
3 mo. USD LIBOR + 0.410%, 1.545%, due 01/19/21[1,2]	4,745,000	4,735,408
3 mo. USD LIBOR + 0.570%, 2.208%, due 08/27/21[1,2]	20,120,000	20,011,109
2.450%, due 06/04/20[1]	2,000,000	2,001,760

	Face amount	Value
Corporate bonds—(continued)
Banks—(continued)
ANZ New Zealand International Ltd.
3 mo. USD LIBOR + 1.010%, 1.897%, due 07/28/21[1,2]	$14,175,000	$14,121,137
2.850%, due 08/06/20[1,4]	6,455,000	6,481,613
Australia & New Zealand Banking Group Ltd.
3 mo. USD LIBOR + 0.320%, 2.054%, due 11/09/20[1,2]	5,925,000	5,915,150
3 mo. USD LIBOR + 0.460%, 2.152%, due 05/17/21[1,2]	2,300,000	2,289,251
3 mo. USD LIBOR + 0.500%, 2.193%, due 08/19/20[1,2]	3,525,000	3,525,326
3 mo. USD LIBOR + 0.990%, 2.570%, due 06/01/21[1,2]	1,250,000	1,253,713
Bank of America Corp.
3 mo. USD LIBOR + 0.380%, 1.423%, due 01/23/22[2]	4,160,000	4,081,114
Bank of America Corp. GMTN
3 mo. USD LIBOR + 0.660%, 1.769%, due 07/21/21[2]	4,400,000	4,386,743
Bank of Montreal
3 mo. USD LIBOR + 0.460%, 1.771%, due 04/13/21[2]	11,630,000	11,612,229
Bank of Montreal MTN
3 mo. USD LIBOR + 0.790%, 2.428%, due 08/27/21[2]	6,013,000	6,024,127
Bank of Nova Scotia/The
3 mo. USD LIBOR + 0.440%, 1.575%, due 04/20/21[2]	10,150,000	10,126,362
3 mo. USD LIBOR + 0.290%, 1.642%, due 01/08/21[2]	375,000	373,686
3 mo. USD LIBOR + 0.390%, 1.701%, due 07/14/20[2]	802,000	802,215
Banque Federative du Credit Mutuel SA
3 mo. USD LIBOR + 0.490%, 1.625%, due 07/20/20[1,2]	21,521,000	21,538,138
2.200%, due 07/20/20[1]	6,084,000	6,102,125
BNP Paribas SA 2.375%, due 05/21/20	10,000,000	10,006,439
Canadian Imperial Bank of Commerce
3 mo. USD LIBOR + 0.310%, 1.683%, due 10/05/20[2]	8,780,000	8,774,304
3 mo. USD LIBOR + 0.315%, 2.078%, due 02/02/21[2]	5,242,000	5,229,479
Citibank N.A.
3 mo. USD LIBOR + 0.300%, 1.435%, due 10/20/20[2]	450,000	449,550
3 mo. USD LIBOR + 0.350%, 2.063%, due 02/12/21[2]	5,000,000	4,984,325
Citigroup, Inc.
3 mo. USD LIBOR + 1.070%, 2.069%, due 12/08/21[2]	10,000,000	9,992,325
3 mo. USD LIBOR + 1.310%, 2.301%, due 10/26/20[2]	1,250,000	1,254,293
3 mo. USD LIBOR + 1.380%, 2.755%, due 03/30/21[2]	5,243,000	5,271,213

12

UBS Ultra Short Income Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
Corporate bonds—(continued)
Banks—(continued)
3 mo. USD LIBOR + 1.190%, 2.953%, due 08/02/21[2]	$2,000,000	$1,998,810
Commonwealth Bank of Australia
3 mo. USD LIBOR + 0.400%, 1.289%, due 09/18/20[1,2]	6,935,000	6,930,483
3 mo. USD LIBOR + 0.700%, 1.596%, due 03/10/22[1,2]	14,800,000	14,726,408
3 mo. USD LIBOR + 0.830%, 1.831%, due 09/06/21[1,2]	6,250,000	6,252,791
Cooperatieve Rabobank UA
3 mo. USD LIBOR + 0.430%, 1.421%, due 04/26/21[2]	11,465,000	11,466,494
3 mo. USD LIBOR + 0.830%, 2.141%, due 01/10/22[2]	2,150,000	2,140,082
Credit Agricole Corporate & Investment Bank SA MTN
3 mo. USD LIBOR + 0.625%, 2.062%, due 10/03/21[2]	3,450,000	3,412,798
Credit Agricole SA
3 mo. USD LIBOR + 0.970%, 1.866%, due 06/10/20[1,2]	850,000	850,049
3 mo. USD LIBOR + 1.180%, 2.613%, due 07/01/21[1,2]	6,650,000	6,661,970
2.750%, due 06/10/20[1]	8,500,000	8,509,759
Credit Suisse AG
SOFR + 0.450%, 2.035%, due 02/04/22[2]	4,750,000	4,619,027
Credit Suisse AG MTN 4.375%, due 08/05/20	4,705,000	4,742,628
Credit Suisse Group Funding Guernsey Ltd.
3 mo. USD LIBOR + 2.290%, 3.425%, due 04/16/21[2]	250,000	252,429
DBS Group Holdings Ltd.
3 mo. USD LIBOR + 0.490%, 1.489%, due 06/08/20[1,2]	1,000,000	999,880
DNB Bank ASA
3 mo. USD LIBOR + 0.370%, 1.821%, due 10/02/20[1,2]	6,792,000	6,796,057
3 mo. USD LIBOR + 1.070%, 2.650%, due 06/02/21[1,2]	4,600,000	4,601,795
Federation des Caisses Desjardins du Quebec
3 mo. USD LIBOR + 0.330%, 1.090%, due 10/30/20[1,2]	14,160,000	14,131,549
Fifth Third Bank
3 mo. USD LIBOR + 0.250%, 1.010%, due 10/30/20[2]	1,375,000	1,370,641
3 mo. USD LIBOR + 0.440%, 1.431%, due 07/26/21[2]	2,315,000	2,301,318
Goldman Sachs Group, Inc./The
3 mo. USD LIBOR + 1.200%, 1.941%, due 09/15/20[2]	2,425,000	2,428,247
2.750%, due 09/15/20	7,493,000	7,522,819
3 mo. USD LIBOR + 1.770%, 3.449%, due 02/25/21[2]	500,000	502,726
HSBC Holdings PLC
3 mo. USD LIBOR + 0.600%, 2.292%, due 05/18/21[2]	8,900,000	8,899,425

	Face amount	Value
Corporate bonds—(continued)
Banks—(continued)
3 mo. USD LIBOR + 2.240%, 3.239%, due 03/08/21[2]	$6,062,000	$6,105,989
JPMorgan Chase & Co.
3 mo. USD LIBOR + 1.205%, 2.046%, due 10/29/20[2]	3,110,000	3,118,273
3 mo. USD LIBOR + 1.100%, 2.099%, due 06/07/21[2]	4,750,000	4,762,920
3 mo. USD LIBOR + 0.680%, 2.260%, due 06/01/21[2]	4,561,000	4,559,981
3 mo. USD LIBOR + 1.480%, 3.060%, due 03/01/21[2]	6,500,000	6,537,036
Macquarie Bank Ltd.
3 mo. USD LIBOR + 1.120%, 1.961%, due 07/29/20[1,2]	4,080,000	4,083,837
3 mo. USD LIBOR + 0.450%, 2.187%, due 08/06/21[1,2]	4,000,000	3,952,984
Mitsubishi UFJ Financial Group, Inc.
3 mo. USD LIBOR + 0.650%, 1.641%, due 07/26/21[2]	8,571,000	8,527,731
3 mo. USD LIBOR + 1.060%, 1.833%, due 09/13/21[2]	6,769,000	6,758,711
3 mo. USD LIBOR + 0.920%, 2.599%, due 02/22/22[2]	10,285,000	10,203,194
3 mo. USD LIBOR + 1.880%, 3.460%, due 03/01/21[2]	3,118,000	3,144,375
Mizuho Financial Group, Inc.
3 mo. USD LIBOR + 1.140%, 1.913%, due 09/13/21[2]	8,801,000	8,798,810
3 mo. USD LIBOR + 0.940%, 2.553%, due 02/28/22[2]	4,630,000	4,589,020
Morgan Stanley
3 mo. USD LIBOR + 1.180%, 2.315%, due 01/20/22[2]	4,686,000	4,673,821
2.800%, due 06/16/20	5,409,000	5,418,844
Morgan Stanley GMTN
SOFR + 0.700%, 0.729%, due 01/20/23[2]	8,515,000	8,210,287
3 mo. USD LIBOR + 1.400%, 2.509%, due 04/21/21[2]	20,702,000	20,773,572
National Australia Bank Ltd.
3 mo. USD LIBOR + 0.350%, 1.661%, due 01/12/21[1,2]	7,250,000	7,237,530
3 mo. USD LIBOR + 0.580%, 1.696%, due 09/20/21[1,2]	3,850,000	3,835,909
3 mo. USD LIBOR + 1.000%, 2.311%, due 07/12/21[1,2,4]	4,800,000	4,805,517
3 mo. USD LIBOR + 0.710%, 2.461%, due 11/04/21[1,2]	4,500,000	4,488,704
National Bank of Canada
3 mo. USD LIBOR + 0.330%, 2.093%, due 11/02/20[2]	9,205,000	9,188,446
National Bank of Canada MTN
3 mo. USD LIBOR + 0.560%, 1.344%, due 06/12/20[2]	1,569,000	1,568,950
Nordea Bank Abp
3 mo. USD LIBOR + 0.470%, 2.083%, due 05/29/20[1,2]	900,000	900,850

13

UBS Ultra Short Income Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
Corporate bonds—(continued)
Banks—(continued)
2.125%, due 05/29/20[1]	$24,964,000	$24,991,960
3 mo. USD LIBOR + 0.990%, 2.628%, due 05/27/21[1,2]	3,450,000	3,459,898
PNC Bank N.A.
3 mo. USD LIBOR + 0.250%, 1.348%, due 01/22/21[2]	5,670,000	5,644,233
Royal Bank of Canada GMTN
3 mo. USD LIBOR + 0.390%, 1.150%, due 04/30/21[2]	14,327,000	14,312,432
3 mo. USD LIBOR + 0.350%, 1.702%, due 07/08/21[2]	20,000,000	19,800,558
3 mo. USD LIBOR + 0.730%, 2.493%, due 02/01/22[2]	7,143,000	7,101,113
Royal Bank of Canada MTN
3 mo. USD LIBOR + 0.240%, 1.231%, due 10/26/20[2]	625,000	623,809
3 mo. USD LIBOR + 0.400%, 1.391%, due 01/25/21[2]	1,000,000	996,009
Skandinaviska Enskilda Banken AB
3 mo. USD LIBOR + 0.430%, 2.122%, due 05/17/21[1,2]	11,450,000	11,404,742
Societe Generale SA 2.625%, due 09/16/20[1]	4,050,000	4,067,625
Sumitomo Mitsui Financial Group, Inc.
3 mo. USD LIBOR + 1.140%, 2.275%, due 10/19/21[2]	11,086,000	11,090,184
Svenska Handelsbanken AB
3 mo. USD LIBOR + 0.470%, 2.153%, due 05/24/21[2]	14,520,000	14,470,722
3 mo. USD LIBOR + 1.150%, 2.525%, due 03/30/21[2]	6,460,000	6,462,519
Toronto-Dominion Bank/The GMTN
3 mo. USD LIBOR + 0.270%, 1.113%, due 03/17/21[2]	11,375,000	11,325,960
Toronto-Dominion Bank/The MTN
SOFR + 0.480%, 0.510%, due 01/27/23[2]	9,475,000	9,124,913
3 mo. USD LIBOR + 1.000%, 2.387%, due 04/07/21[2]	100,000	100,275
Truist Financial Corp. MTN
3 mo. USD LIBOR + 0.570%, 1.311%, due 06/15/20[2]	7,190,000	7,189,925
3 mo. USD LIBOR + 0.220%, 1.983%, due 02/01/21[2]	3,595,000	3,573,048
US Bancorp MTN
3 mo. USD LIBOR + 0.640%, 1.660%, due 01/24/22[2]	18,216,000	18,114,342
US Bank N.A.
3 mo. USD LIBOR + 0.140%, 1.183%, due 10/23/20[2]	600,000	598,026
3 mo. USD LIBOR + 0.180%, 1.289%, due 01/21/22[2]	14,000,000	13,850,172
3 mo. USD LIBOR + 0.320%, 1.311%, due 04/26/21[2]	1,150,000	1,147,472
3 mo. USD LIBOR + 0.290%, 1.986%, due 05/21/21[2]	2,030,000	2,023,306

	Face amount	Value
Corporate bonds—(continued)
Banks—(concluded)
3 mo. USD LIBOR + 0.310%, 2.061%, due 02/04/21[2]	$7,000,000	$6,989,192
Wells Fargo & Co.
3 mo. USD LIBOR + 1.025%, 2.016%, due 07/26/21[2]	11,278,000	11,266,118
3 mo. USD LIBOR + 1.340%, 2.594%, due 03/04/21[2]	7,000,000	7,019,258
3 mo. USD LIBOR + 0.930%, 2.661%, due 02/11/22[2]	2,558,000	2,540,580
Wells Fargo & Co. GMTN 2.600%, due 07/22/20	8,000,000	8,027,798
Wells Fargo & Co. MTN
3 mo. USD LIBOR + 0.880%, 1.978%, due 07/22/20[2]	1,131,000	1,132,132
3 mo. USD LIBOR + 1.010%, 2.009%, due 12/07/20[2]	750,000	751,540
Wells Fargo Bank N.A.
3 mo. USD LIBOR + 0.500%, 1.543%, due 07/23/21[2]	5,130,000	5,104,498
Westpac Banking Corp.
3 mo. USD LIBOR + 0.340%, 1.331%, due 01/25/21[2]	5,000,000	4,977,102
3 mo. USD LIBOR + 0.850%, 2.161%, due 01/11/22[2]	6,000,000	5,997,496
3 mo. USD LIBOR + 0.850%, 2.543%, due 08/19/21[2]	15,599,000	15,610,994
3 mo. USD LIBOR + 1.000%, 2.707%, due 05/13/21[2]	100,000	100,226

		700,696,787

Biotechnology—0.3%
Amgen, Inc. 2.200%, due 05/11/20	6,291,000	6,292,573

Computers—1.1%
International Business Machines Corp.
3 mo. USD LIBOR + 0.400%, 2.107%, due 05/13/21[2]	23,725,000	23,719,597

Diversified financial services—0.6%
American Express Co.
3 mo. USD LIBOR + 0.330%, 1.090%, due 10/30/20[2]	5,366,000	5,358,617
3 mo. USD LIBOR + 0.525%, 2.217%, due 05/17/21[2]	6,525,000	6,492,788
Capital One Financial Corp.
3 mo. USD LIBOR + 0.760%, 2.473%, due 05/12/20[2]	990,000	989,877

		12,841,282

Electric—1.9%
American Electric Power Co., Inc. 2.150%, due 11/13/20	3,316,000	3,334,026
Duke Energy Florida LLC
3 mo. USD LIBOR + 0.250%, 1.897%, due 11/26/21[2]	5,000,000	4,948,953

14

UBS Ultra Short Income Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
Corporate bonds—(continued)
Electric—(concluded)
Duke Energy Progress LLC
3 mo. USD LIBOR + 0.180%, 1.179%, due 09/08/20[2]	$2,750,000	$2,746,933
Exelon Corp. 2.850%, due 06/15/20	4,000,000	4,002,240
5.150%, due 12/01/20	8,000,000	8,093,261
National Rural Utilities Cooperative Finance Corp. MTN
3 mo. USD LIBOR + 0.375%, 1.750%, due 06/30/21[2]	5,925,000	5,860,399
NextEra Energy Capital Holdings, Inc.
3 mo. USD LIBOR + 0.450%, 1.825%, due 09/28/20[2]	5,000,000	4,989,441
3 mo. USD LIBOR + 0.480%, 2.231%, due 05/04/21[2]	2,600,000	2,580,095
3 mo. USD LIBOR + 0.720%, 2.399%, due 02/25/22[2]	5,000,000	4,954,244

		41,509,592

Healthcare-services—0.1%
Cigna Holding Co. 5.125%, due 06/15/20	2,750,000	2,762,124

Insurance—1.3%
Jackson National Life Global Funding
3 mo. USD LIBOR + 0.480%, 1.248%, due 06/11/21[1,2]	5,760,000	5,695,518
3 mo. USD LIBOR + 0.300%, 1.519%, due 10/15/20[1,2]	7,500,000	7,477,206
New York Life Global Funding
3 mo. USD LIBOR + 0.280%, 1.389%, due 01/21/22[1,2]	15,425,000	15,213,489

		28,386,213

Machinery-construction & mining—0.9%
Caterpillar Financial Services Corp.
3 mo. USD LIBOR + 0.390%, 2.082%, due 05/17/21[2]	5,500,000	5,465,135
Caterpillar Financial Services Corp. MTN
3 mo. USD LIBOR + 0.230%, 0.971%, due 03/15/21[2]	3,730,000	3,717,028
3 mo. USD LIBOR + 0.280%, 1.279%, due 09/07/21[2]	9,185,000	9,082,137

		18,264,300

Machinery-diversified—1.1%
John Deere Capital Corp. MTN
3 mo. USD LIBOR + 0.240%, 1.024%, due 03/12/21[2]	16,600,000	16,515,541
3 mo. USD LIBOR + 0.260%, 1.156%, due 09/10/21[2]	2,371,000	2,346,217
3 mo. USD LIBOR + 0.400%, 1.399%, due 06/07/21[2]	4,000,000	3,986,088

		22,847,846

	Face amount	Value
Corporate bonds—(continued)
Media—0.7%
Comcast Corp.
3 mo. USD LIBOR + 0.440%, 1.873%, due 10/01/21[2]	$15,390,000	$15,363,329

Miscellaneous manufacturers—0.1%
Siemens Financieringsmaatschappij N.V.
3 mo. USD LIBOR + 0.610%, 1.351%, due 03/16/22[1,2]	2,300,000	2,262,317

Oil & gas—0.6%
BP Capital Markets PLC
3 mo. USD LIBOR + 0.250%, 1.933%, due 11/24/20[2]	7,000,000	6,945,133
Occidental Petroleum Corp.
3 mo. USD LIBOR + 0.950%, 2.684%, due 02/08/21[2]	7,000,000	6,580,000

		13,525,133

Pharmaceuticals—2.5%
AbbVie, Inc.
3 mo. USD LIBOR + 0.350%, 2.046%, due 05/21/21[1,2]	9,000,000	8,951,573
3 mo. USD LIBOR + 0.460%, 2.153%, due 11/19/21[1,2]	11,287,000	11,195,308
2.500%, due 05/14/20	9,781,000	9,784,619
AstraZeneca PLC 2.375%, due 11/16/20	3,025,000	3,042,412
Bristol-Myers Squibb Co.
3 mo. USD LIBOR + 0.200%, 1.892%, due 11/16/20[1,2]	9,100,000	9,097,606
Cigna Corp.
3 mo. USD LIBOR + 0.650%, 1.493%, due 09/17/21[2]	2,000,000	1,966,261
CVS Health Corp. 2.800%, due 07/20/20	9,159,000	9,157,901

		53,195,680

Pipelines—0.3%
MPLX LP
3 mo. USD LIBOR + 0.900%, 1.899%, due 09/09/21[2]	6,750,000	6,350,351

Retail—0.7%
Home Depot, Inc./The
3 mo. USD LIBOR + 0.310%, 1.890%, due 03/01/22[2]	1,325,000	1,307,974
McDonald’s Corp. MTN
3 mo. USD LIBOR + 0.430%, 1.317%, due 10/28/21[2]	13,600,000	13,449,108

		14,757,082

Telecommunications—1.6%
AT&T, Inc.
3 mo. USD LIBOR + 0.950%, 2.169%, due 07/15/21[2]	12,599,000	12,581,072
3 mo. USD LIBOR + 0.750%, 2.330%, due 06/01/21[2]	10,000,000	9,965,204

15

UBS Ultra Short Income Fund

Portfolio of investments—April 30, 2020

	Face amount	Value
Corporate bonds—(concluded)
Telecommunications—(concluded)
Verizon Communications, Inc.
3 mo. USD LIBOR + 1.000%, 1.741%, due 03/16/22[2]	$9,300,000	$9,311,904
3 mo. USD LIBOR + 0.550%, 2.233%, due 05/22/20[2]	1,180,000	1,180,858

		33,039,038

Transportation—0.2%
Union Pacific Corp. 2.250%, due 06/19/20[4]	4,780,000	4,783,552
Total corporate bonds (cost—$1,085,101,058)		1,076,278,795

	Number of shares
Short-term investments—0.1%
Investment companies—0.1%
State Street Institutional U.S. Government Money Market Fund (cost—$3,256,008)	3,256,008	3,256,008

	Number of shares	Value
Investment of cash collateral from securities loaned—0.2%
Money market funds—0.2%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$3,742,990)	3,742,990	$3,742,990

	Face amount
Repurchase agreements—3.5%
Repurchase agreement dated 04/30/20 with Fixed Income Clearing Corp., 0.030% due 05/01/20, collateralized by $64,210,000 U.S. Treasury Note, 2.875% due 08/15/28; (value—$76,500,308); proceeds: $75,000,063 (cost—$75,000,000)	$75,000,000	75,000,000
Total investments (cost—$2,175,692,978)—101.1%		2,166,590,300

Liabilities in excess of other assets—(1.1)%		(24,439,652)
Net assets—100.0%		$2,142,150,648

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments. In the event the Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Asset-backed securities	$—	$312,008,591	$—	$312,008,591
Certificates of deposit	—	217,577,481	—	217,577,481
Commercial paper	—	478,726,435	—	478,726,435
Corporate bonds	—	1,076,278,795	—	1,076,278,795
Short-term investments	—	3,256,008	—	3,256,008
Investment of cash collateral from securities loaned	—	3,742,990	—	3,742,990
Repurchase agreements	—	75,000,000	—	75,000,000
Total	$—	$2,166,590,300	$—	$2,166,590,300

At April 30, 2020, there were no transfers in or out of Level 3.

16

UBS Ultra Short Income Fund

Portfolio of investments—April 30, 2020

Portfolio footnotes

†	Amount represents less than 0.05%
[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $636,169,019, represented 29.7% of the Fund’s net assets at period end.

[2]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.
[3]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[4]	Security, or portion thereof, was on loan at the period end.

Portfolio acronyms

GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.

17

UBS Ultra Short Income Fund

Statement of assets and liabilities

April 30, 2020

Assets:
Investments, at value (cost—$2,175,692,978)[1]	$2,166,590,300
Cash	27,214
Receivable for fund shares sold	17,620,619
Receivable for interest	4,655,365
Receivable for foreign tax reclaims	8,175
Other assets	198,881
Total assets	2,189,100,554

Liabilities:
Payable for cash collateral from securities loaned	3,742,990
Payable for investments purchased	28,983,972
Payable for fund shares redeemed	12,849,875
Dividends payable to shareholders	689,651
Payable to affiliate	357,001
Payable to custodian	196,239
Accrued expenses and other liabilities	130,178
Total liabilities	46,949,906
Net assets	2,142,150,648

Net assets consist of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	$2,161,522,589
Distributable earnings (losses)	(19,371,941)
Net assets	$2,142,150,648

Class A
Net assets	$1,226,266,635
Shares outstanding	123,283,783
Net asset value and offering price per share	$9.95

Class P
Net assets	$915,462,587
Shares outstanding	92,125,964
Net asset value and offering price per share	$9.94

Class I
Net assets	$421,426
Shares outstanding	42,387
Net asset value and offering price per share	$9.94

[1]	Includes $3,665,429 of investments in securities on loan, at value, plus accrued interest and dividends, if any.

See accompanying notes to financial statements.

18

UBS Ultra Short Income Fund

Statement of operations

For the year ended April 30, 2020
Investment income:
Interest	$50,333,816
Securities lending	6,285
Total income	50,340,101
Expenses:
Investment advisory and administration fees	6,454,182
Service fees—Class A	1,595,259
Transfer agency and related services fees—Class A	91,462
Transfer agency and related services fees—Class P	96,760
Transfer agency and related services fees—Class I	46
Custody and fund accounting fees	157,787
Trustees fees	42,702
Professional services fees	93,645
Printing and shareholder report fees	62,697
Federal and state registration fees	394,071
Insurance expense	12,627
Interest expense	713
Amortization of offering costs	31,081
Other expenses	110,119
Total expenses	9,143,151
Fee waivers and/or expense reimbursements by advisor and administrator	(2,168,826)
Net expenses	6,974,325
Net investment income (loss)	43,365,776
Net realized gain (loss) on investments	(10,115,540)
Net change in unrealized appreciation (depreciation) on investments	(9,791,987)
Net realized and unrealized gain (loss) from investment activities	(19,907,527)
Net increase (decrease) in net assets resulting from operations	$23,458,249

See accompanying notes to financial statements.

19

UBS Ultra Short Income Fund

Statement of changes in net assets

	For the year ended April 30, 2020	For the period from May 29, 2018[1], to April 30, 2019
From operations:

Net investment income (loss)	$43,365,776	$24,981,658
Net realized gain (loss)	(10,115,540)	(10,578)
Net change in unrealized appreciation (depreciation)	(9,791,987)	689,309
Net increase (decrease) in net assets resulting from operations	23,458,249	25,660,389
Total distributions—Class A	(32,191,295)	(19,636,544)
Total distributions—Class P	(11,408,220)	(5,044,571)
Total distributions—Class I	(14,876)	(255,715)
Total distributions	(43,614,391)	(24,936,830)
From beneficial interest transactions:

Proceeds from shares sold	3,152,294,746	2,820,282,137
Cost of shares redeemed	(2,580,251,203)	(1,290,140,810)
Shares issued on reinvestment of dividends and distributions	37,188,838	22,209,523
Net increase (decrease) in net assets from beneficial interest transactions	609,232,381	1,552,350,850
Net increase (decrease) in net assets	589,076,239	1,553,074,409
Net assets:

Beginning of period	1,553,074,409	—
End of period	$2,142,150,648	$1,553,074,409

[1]	Commencement of operations.

See accompanying notes to financial statements.

20

UBS Ultra Short Income Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class A
	Year ended April 30, 2020	For the period from May 29, 2018[1] to April 30, 2019
Net asset value, beginning of period	$10.00	$10.00
Net investment income (loss)[2]	0.20	0.23
Net realized and unrealized gain (loss)	(0.05)	(0.01)[3]
Net increase (decrease) from operations	0.15	0.22
Dividends from net investment income	(0.20)	(0.22)
Net asset value, end of period	$9.95	$10.00
Total investment return[4]	1.46%	2.35%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.45%[6]	0.47%[5,6]
Expenses after fee waivers and/or expense reimbursements	0.35%[6]	0.31%[5,6]
Net investment income (loss)	2.01%	2.48%[5]
Supplemental data:
Net assets, end of period (000’s)	$1,226,267	$1,193,910
Portfolio turnover	53%	12%

Class P
	Year ended April 30, 2020	For the period from May 29, 2018[1] to April 30, 2019
Net asset value, beginning of period	$9.99	$10.00
Net investment income (loss)[2]	0.20	0.24
Net realized and unrealized gain (loss)	(0.04)	(0.02)[3]
Net increase (decrease) from operations	0.16	0.22
Dividends from net investment income	(0.21)	(0.23)
Net asset value, end of period	$9.94	$9.99
Total investment return[4]	1.66%	2.24%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.36%[6]	0.39%[5,6]
Expenses after fee waivers and/or expense reimbursements	0.25%[6]	0.21%[5,6]
Net investment income (loss)	2.04%	2.61%[5]
Supplemental data:
Net assets, end of period (000’s)	$915,463	$358,489
Portfolio turnover	53%	12%

Footnotes on next page.

See accompanying notes to financial statements.

21

UBS Ultra Short Income Fund

Financial highlights (concluded)

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class I
	Year ended April 30, 2020	For the period from May 29, 2018[1] to April 30, 2019
Net asset value, beginning of period	$9.99	$10.00
Net investment income (loss)[2]	0.22	0.22
Net realized and unrealized gain (loss)	(0.05)	(0.00)[3,7]
Net increase (decrease) from operations	0.17	0.22
Dividends from net investment income	(0.22)	(0.23)
Net asset value, end of period	$9.94	$9.99
Total investment return[4]	1.68%	2.26%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.35%[6]	0.38%[5,6]
Expenses after fee waivers and/or expense reimbursements	0.23%[6]	0.16%[5,6]
Net investment income (loss)	2.25%	2.42%[5]
Supplemental data:
Net assets, end of period (000’s)	$421	$675
Portfolio turnover	53%	12%

[1]	Commencement of operations.
[2]	Calculated using the average shares method.
[3]

The amount of net realized and unrealized loss per share does not correspond with the net realized and unrealized gain reported within the Statement of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values.

[4]

Total investment return is calculated assuming a $10,000 investment on the first day of the period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of the period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[5]	Annualized.
[6]	Includes interest expense representing less than 0.005%.
[7]	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

22

UBS Ultra Short Income Fund

Notes to financial statements

Organization and significant accounting policies

UBS Ultra Short Income Fund (the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty-two series. The financial statements for the other series of the Trust are not included herein.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Fund. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The Fund currently offers Class A, Class P and Class I shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in ongoing service fees and certain transfer agency and related services expenses. All classes of shares have equal voting privileges except that Class A shares have exclusive voting rights with respect to its service plan.

In the normal course of business the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In March 2017, the FASB issued Accounting Standards Update (“ASU”) 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities (“ASU 2017-08”). The update provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. ASU 2017-08 is effective for annual periods, and interim periods within those annual periods, begining after December 15, 2018. Management has assessed the impact of these changes, and the changes are incorporated within the financial statements.

In August 2018, the FASB issued (“ASU”) 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update introduces new fair value disclosure requirements, eliminates some prior fair value disclosure requirements, and modifies certain existing fair value disclosure requirements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Management has assessed the potential impact of these changes and the changes are incorporated within the financial statements. During the year ended April 30, 2020, ASU 2018-13 update had an immaterial impact on the Fund.

The following is a summary of significant accounting policies:

Investment transactions, investment income and expenses—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions and foreign exchange transactions are calculated using the specific identified cost method. Dividend income and expense are recorded on the ex-dividend date (“ex-date”) except in the case of certain dividends from foreign securities which are recorded as soon after the ex-date as the Fund, using reasonable diligence, becomes aware of such dividends. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

23

UBS Ultra Short Income Fund

Notes to financial statements

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend eligible shares, as appropriate) of each class at the beginning of the day after adjusting for current capital share activity of the respective classes. Class-specific expenses are charged directly to the applicable class of shares.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from investment income and distributions from realized capital gains and/or return of capital are determined in accordance with US federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak that occurred may have a significant negative impact on the operations and profitability of the Fund’s investments. The extent of the impact to the financial performance of the Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Valuation of investments

The Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. The Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and Good Friday. To the extent that the Fund’s assets are traded in other markets on days when the NYSE is not open, the value of the Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which the Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

The Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Fund normally obtains market values for its investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

24

UBS Ultra Short Income Fund

Notes to financial statements

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Fund’s portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

Investments

Asset-backed securities—The Fund may invest in asset-backed securities (“ABS”), representing interests in pools of certain types of underlying installment loans, home equity loans, leases of various types of real and personal property and receivables from revolving lines of credit (credit cards). Such assets are securitized through the use of trusts or special purpose corporations. The yield characteristics of ABS differ from those of traditional debt securities. One such major difference is that principal may be prepaid at any time because the underlying obligations generally may be prepaid at any time. ABS may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment.

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular

25

UBS Ultra Short Income Fund

Notes to financial statements

custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a Fund’s investment strategies and limitations, may require the Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM and the applicable subadvisor to present minimal credit risk.

The Fund may participate in joint repurchase agreement transactions with other Fund managed, advised or subadvised by UBS AM. Under certain circumstances, the Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its Fund at the end of the day in order to avoid having the Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Restricted securities—The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included in the Fund’s portfolio footnotes.

Investment advisor and administrator fees and other transactions with affiliates

The Board has approved an Investment Advisory and Administration Contract (the “Advisory Contract”), under which UBS AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund is to pay UBS AM an investment advisory fee and an administration fee, which is to be accrued daily and paid monthly, at the annual rates of 0.20% and 0.10%, respectively, of the Fund’s average daily net assets. At April 30, 2020, UBS AM is owed $255,481 by the Fund, representing investment advisory and administration fees net of fee waivers/expense reimbursements.

UBS AM has contractually undertaken to waive fees/reimburse a portion of the Fund’s expenses, when necessary, to maintain the total annual operating expenses (excluding (1) dividend expense, borrowing costs and interest expense relating to short sales, and (2) expenses related to investments in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses, if any) of Class A, Class P and Class I shares at a level not to exceed 0.35%, 0.25% and 0.23% of average daily net assets, respectively through August 31, 2020. For the year ended April 30, 2020, UBS AM waived $2,168,826 in investment advisory and administration fees. The Fund will repay UBS AM for any such waived fees/ reimbursed expenses during the following three fiscal years, to the extent that ordinary operating expenses (with certain exclusions such as dividend expense, borrowing costs and interest expense) are otherwise below the applicable expense cap in effect at the time the fees or expenses were waived/reimbursed.

26

UBS Ultra Short Income Fund

Notes to financial statements

At April 30, 2020, the Fund had remaining fee waivers and expense reimbursements subject to repayment to UBS AM and respective dates of expiration as follows:

	Fee waivers/ expense reimbursements subject to repayment	Expires April 30, 2021	Expires April 30, 2022	Expires April 30, 2023
Class A	$2,494,400	$—	$939,941	$1,554,459
Class P	892,287	—	278,721	613,566
Class I	16,534	—	15,733	801

For the year ended April 30, 2020, UBS AM did not voluntarily waive any additional fees.

Service plan

UBS Asset Management (US) Inc. (“UBS AM (US)”) is the principal underwriter of the Fund’s shares. The Fund has adopted a service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act for Class A shares. The Plan governs payments made for the expenses incurred in the service of Class A shares. The Fund pays UBS AM (US) monthly service fees at an annual rate of 0.10% of the average daily net assets of Class A shares. At April 30, 2020, the Fund owed UBS AM (US) $101,520 for service fees.

Transfer agency and related services fees

UBS Financial Services Inc. provides certain services to the Fund pursuant to a delegation of authority from BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the Fund’s transfer agent, and is compensated for these services by BNY Mellon, not the Fund. For the year ended April 30, 2020, UBS Financial Services Inc. received from BNY Mellon, not the Fund, $107,191 of the total transfer agency and related services fees paid by the Fund to BNY Mellon.

Securities lending

The Fund may lend securities up to 33 1⁄3% of its total assets to qualified broker-dealers or institutional investors. The loans are initially secured by cash, U.S. government securities, and irrevocable letters of credit in an amount at least equal to 102% of the market value of the securities loaned with respect to domestic securities and 105% of the market value of the securities loaned with respect to foreign securities. In the event that the value of the cash, U.S. government securities, and irrevocable letters of credit securing the loan falls below 100% of the market value for domestic securities, and 103% of the market value for foreign securities, the borrower must provide additional cash, U.S. government securities, and irrevocable letters of credit so that the total value securing the loan returns to at least 102% of the market value for domestic securities and 105% of the market value for foreign securities.

The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities and irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. Cash collateral received is invested in State Street Navigator Securities Lending Government Money Market Portfolio, which is included in the Fund’s Portfolio of investments. State Street Bank and Trust Company serves as the Fund’s lending agent.

27

UBS Ultra Short Income Fund

Notes to financial statements

At April 30, 2020, the Fund had securities on loan at value, cash collateral and non-cash collateral as follows.

Value of securities on loan	Cash collateral	Non-cash collateral	Total collateral	Security type held as non-cash collateral
$3,665,429	$3,742,990	$—	$3,742,990	—

Bank line of credit

The Fund participates with other funds managed by UBS AM in a $185 million committed credit facility (the “Committed Credit Facility”) with State Street Bank and Trust Company. The Committed Credit Facility is to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund at the request of shareholders and other temporary or emergency purposes.

Interest on amounts borrowed is calculated based on the prevailing rates in effect at the time of borrowing. Under the Committed Credit Facility arrangement, the Fund has agreed to pay commitment fees on the average daily balance of the Committed Credit Facility not utilized. Commitment fees have been allocated among the Funds in the Committed Credit Facility as follows: 50% of the allocation is based on the relative asset size of funds and the other 50% of the allocation is based on utilization.

For the year ended April 30, 2020, the Fund had borrowings as follows:

Average daily amount of borrowing outstanding	Days outstanding	Interest expense	Weighted average annualized interest rate
$4,473,700	2	$713	2.871%

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions, resulting in him being deemed an interested trustee of the Fund. The Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions.

During the year ended, April 30, 2020, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having an aggregate value of $55,484,573. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Fund’s investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Purchases and sales of securities

For the year ended April 30, 2020, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $1,248,580,013 and $682,889,682, respectively.

28

UBS Ultra Short Income Fund

Notes to financial statements

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

For the year ended April 30, 2020:

			Class A
			Shares	Amount
Shares sold			171,262,111	$1,714,377,936
Shares repurchased			(170,111,107)	(1,695,851,631)
Dividends reinvested			2,801,107	28,009,965
Net increase (decrease)			3,952,111	$46,536,270

	Class P		Class I
	Shares	Amount	Shares	Amount
Shares sold	144,032,500	$1,437,676,810	24,000	$240,000
Shares repurchased	(88,693,027)	(883,900,072)	(49,950)	(499,500)
Dividends reinvested	918,595	9,170,557	833	8,316
Net increase (decrease)	56,258,068	$562,947,295	(25,117)	$(251,184)

For the period ended April 30, 2019*:

			Class A
			Shares	Amount
Shares sold			190,783,019	$1,907,307,450
Shares repurchased			(73,242,149)	(731,776,358)
Dividends reinvested			1,790,802	17,899,494
Net increase (decrease)			119,331,672	$1,193,430,586

	Class P		Class I
	Shares	Amount	Shares	Amount
Shares sold	68,787,134	$686,799,687	22,640,040	$226,175,000
Shares repurchased	(33,341,880)	(332,821,046)	(22,581,601)	(225,543,406)
Dividends reinvested	422,642	4,219,465	9,065	90,564
Net increase (decrease)	35,867,896	$358,198,106	67,504	$722,158

*	Commenced operations on May 29, 2018.

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid during the fiscal year ended April 30, 2020 and April 30, 2019, were ordinary income in the amount of $43,614,391 and $24,936,830, respectively.

29

UBS Ultra Short Income Fund

Notes to financial statements

For federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at April 30, 2020 were as follows:

Cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net Unrealized Appreciation (depreciation)
$ 2,175,692,978	$383,532	$9,486,210	$(9,102,678)

At April 30, 2020, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	Undistributed long-term capital gains	Accumulated capital and other losses	Unrealized appreciation (depreciation)	Other temporary differences	Total
$995,828	$—	$(10,409,811)	$(9,102,678)	$(855,280)	$(19,371,941)

Net capital losses recognized by the Fund may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. At April 30, 2020, the Fund had capital loss carryforwards of $9,098,622 in short-term and $1,311,189 in long-term.

ASC 740-10 “Income Taxes—Overall” set forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has analyzed and concluded as of April 30, 2020 that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2020, the Fund did not incur any interest or penalties.

Under the applicable foreign tax laws, gains on certain securities held in certain foreign countries may be subject to taxes that will be paid by the Fund.

The tax year beginning with the Fund’s inception in May 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

30

UBS Ultra Short Income Fund

Report of independent registered public accounting firm

To the Shareholders and the Board of Trustees of UBS Ultra Short Income Fund

Opinion on the financial statements

We have audited the accompanying statement of assets and liabilities of UBS Ultra Short Income Fund (the “Fund”) (one of the funds constituting UBS Series Funds (the “Trust”)), including the portfolio of investments, as of April 30, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and for the period from May 29, 2018 (commencement of operations) through April 30, 2019 and the financial highlights for the year then ended and for the period from May 29, 2018 (commencement of operations) through April 30, 2019, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting UBS Series Funds) at April 30, 2020, the results of its operations for the year then ended, the changes in its net assets for the year then ended and for the period from May 29, 2018 (commencement of operations) through April 30, 2019 and its financial highlights for the year then ended and for the period from May 29, 2018 (commencement of operations) to April 30, 2019, in conformity with U.S. generally accepted accounting principles.

Basis for opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2020, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 29, 2020

31

UBS Ultra Short Income Fund

Tax information (unaudited)

Other tax information

Pursuant to sections 871(k)(1)(C)(i) and 871(k)(2)(C)(i) of the Internal Revenue Code, the Fund designates $27,726,153 of ordinary income distributions paid as qualified interest income for the fiscal year ended April 30, 2020.

32

UBS Ultra Short Income Fund

General information (unaudited)

Quarterly portfolio schedule

The Fund files its complete schedule of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s Web site at http://www.sec.gov. Additionally, you may obtain copies of such portfolio holdings schedules for the first and third quarters of each fiscal year from the Fund upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

33

UBS Ultra Short Income Fund

Supplemental information (unaudited)

Board of Trustees & Officers

The Fund is governed by a Board of Trustees which oversees the Fund’s operations. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by such trustee.

The Fund’s Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647-1568

Interested Trustee

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Meyer Feldberg[2]; 78 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee and Chairman of the Board of Trustees	Since 1998 (Trustee); since 2017 (Chairman of the Board of Trustees)

Professor Feldberg is Dean

Emeritus and Professor of

Leadership and Ethics at

Columbia Business

School, although on an

extended leave of

absence. He is also a

senior advisor to Morgan

Stanley (financial services)

(since 2005). Professor

Feldberg also served as

President of New York

City Global Partners (an

organization located in

part of the Office of the

Mayor of the City of New

York that promoted

interaction with other

cities around the world

(2007 to 2014). Prior to

2004, he was Dean and

Professor of Management

and Ethics of the

Graduate School of

Business at Columbia

University (since 1989).

From 1992 to 2016,

Professor Feldberg was a

director of Macy’s, Inc.

(operator of department

stores). From 1997 to

2017, Professor Feldberg

was a director of Revlon,

Inc. (cosmetics).

				Professor Feldberg is a director or trustee of 9 investment companies (consisting of 49 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.	Professor Feldberg is also a director of the New York City Ballet.

34

UBS Ultra Short Income Fund

Supplemental information (unaudited)

Independent Trustees

Name, address, and age	Position(s) held with Trust	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Alan S. Bernikow; 79 207 Benedict Ave. Staten Island, NY 10314	Trustee	Since 2005

Mr. Bernikow is retired.

Previously, he was deputy

chief executive officer at

Deloitte & Touche

(international accounting

and consulting firm).

From 2003 to March

2017, Mr. Bernikow was

also a director of

Destination XL Group, Inc.

(menswear) (and served as

a member of its

nominating and corporate

governance committee).

Mr. Bernikow is a trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.

Mr. Bernikow is also a

director of Revlon, Inc.

(cosmetics) (and serves as

the chair of its audit

committee and as the

chair of its compensation

committee) and the lead

director of Mack-Cali

Realty Corporation (real

estate investment trust)

(and serves as the chair of

its audit committee).

Richard R. Burt; 73 McLarty Associates 900 17th Street, N.W. Washington, D.C. 20006	Trustee	Since 1998	Mr. Burt is a managing partner of McLarty Associates (a consulting firm) (since 2007). He was chairman of IEP Advisors (international investments and consulting firm) until 2009.	Mr. Burt is a trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.

Mr. Burt is also a director

of The Central Europe,

Russia and Turkey Fund,

Inc., The European Equity

Fund, Inc., and The New

Germany Fund, Inc. (and

serves as a member of

each such fund’s audit,

nominating and

governance committees).

Bernard H. Garil; 80 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).	Mr. Garil is a trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Garil is also a director of The Leukemia & Lymphoma Society (voluntary health organization) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

35

UBS Ultra Short Income Fund

Supplemental information (unaudited)

Independent Trustees (concluded)

Name, address, and age	Position(s) held with Trust	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Heather R. Higgins; 60 c/o Keith A. Weller, Fund Secretary UBS Asset Management (Americas) Inc. One North Wacker Drive Chicago, IL 60606	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or has served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She also serves on the board of the Hoover Institution (from 2001 to 2007 and since 2009).	Ms. Higgins is a trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	None

[1]	Each trustee holds office for an indefinite term.
[2]

Professor Feldberg is deemed an “interested person” of the Trust as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Trust may conduct transactions.

36

UBS Ultra Short Income Fund

Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Rose Ann Bubloski[2]; 52	Vice President and Assistant Treasurer	Since 2011	Ms. Bubloski is a director (since 2012) (prior to which she was an associate director (from 2008 to 2012)) and a senior manager of product control and investment support (previously named registered fund product control) at UBS Asset Management (Americas) Inc. and/or UBS Asset Management (US) Inc. (“UBS AM—Americas region”). Ms. Bubloski is a vice president and assistant treasurer of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.
Franklin P. Dickson[2]; 41	Vice President	Since 2017	Mr. Dickson is an associate director (since 2015) and tax compliance manager (since 2017) (prior to which he was a product controller (from 2015 to 2017) of product control and investment support (previously named registered fund product control) of UBS AM—Americas region. From 2013 through 2015, Mr. Dickson was fund administration and compliance manager for U.S. Bancorp Fund Services, LLC, and from 2008 through 2013, Mr. Dickson was vice president, client service manager at BNY Mellon Asset Servicing. Mr. Dickson is a vice president of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.
Lisa N. DiPaolo[2]; 42	Vice President	Since 2015	Ms. DiPaolo is an Executive Director (since 2020) (prior to which she was a director from 2008 until March 2020), and portfolio manager (since 2015) at UBS AM—Americas region. Ms. DiPaolo joined UBS AM—Americas region in 2000 and has been a municipal securities analyst on the tax-free fixed income team. Ms. DiPaolo is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Elbridge T. Gerry III[2]; 63	Vice President	Since 1999	Mr. Gerry is a managing director and formerly co-head of municipal investments of UBS AM—Americas region (from 2017 until June 2020; head from 2001 to 2017). Mr. Gerry is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Charles W. Grande[2]; 56	Vice President	Since 2017	Mr. Grande is a managing director, head of municipal investments (since June 2020; formerly co-head from 2017 until June 2020) and head of municipal credit research (since 2009) with UBS AM—Americas region. Mr. Grande is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Mark F. Kemper[3]; 62	Vice President and Assistant Secretary	Since 2004 and 2019, respectively

Mr. Kemper is a managing director (since 2006) and senior legal counsel (since October 2019) (prior to which he was Interim Head of Compliance and Operational Risk Control (from June 2019 through September 2019) and general counsel of UBS AM—Americas region (from 2004-2019). He has been secretary of UBS AM—Americas region (since 2004) and assistant secretary of UBS Asset Management Trust Company (since 1993). Mr. Kemper is vice president and assistant secretary of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager. Mr. Kemper is employed by UBS Business Solutions US LLC (since 2017).

Joanne M. Kilkeary[2]; 52	Vice President, Treasurer and Principal Accounting Officer	Since 1999 (Vice President) and since 2017 (Treasurer and Principal Accounting Officer)	Ms. Kilkeary is an executive director (since 2013) (prior to which she was a director (from 2008 to 2013)) and head of regulatory, tax, audit and board governance for product control and investment support (since 2017) (prior to which she was a senior manager (from 2004 to 2017) of registered fund product control of UBS AM—Americas region). Ms. Kilkeary is a vice president, treasurer and principal accounting officer of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.

37

UBS Ultra Short Income Fund

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Igor Lasun[2]; 41	President	Since 2018	Mr. Lasun is an executive director and head of fund development and management for UBS AM—Americas region (since 2018) (prior to which he was a senior fixed income product specialist from 2007 to 2018, and had joined the firm in 2005). In this role, he oversees development and management for both wholesale and institutional businesses. Mr. Lasun serves as president of 7 investment companies (consisting of 57 portfolios) for which UBS AM serves as investment advisor or manager.
William Lawlor[3]; 32	Vice President and Assistant Secretary	Since 2018	Mr. Lawlor is a director and associate general counsel with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region since 2013. Prior to joining UBS AM—Americas region, Mr. Lawlor attended Kent College of Law, where he graduated in 2013. Mr. Lawlor is a vice president and assistant secretary of 7 investment companies (consisting of 57 portfolios) for which UBS AM serves as investment advisor or manager.
Ryan Nugent[2]; 42	Vice President	Since 2009	Mr. Nugent is an executive director (since 2017) (prior to which he was director (from 2010 to 2017)), and portfolio manager (since 2005) and head of municipal trading (since 2013) of UBS AM—Americas region. Mr. Nugent is a vice president of two investment companies (consisting of 26 portfolios) for which UBS AM serves as investment advisor or manager.
Nancy D. Osborn[2]; 54	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is a director (since 2010) (prior to which she was an associate director) and a compliance officer (since June 2020) prior to which she was a senior manager of product control and investment support (previously named registered fund product control) of UBS AM—Americas region (from 2006 until June 2020). Mrs. Osborn is a vice president and assistant treasurer of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.
Frank Pluchino[2]; 60	Chief Compliance Officer	Since 2017	Mr. Pluchino is an executive director with UBS Business Solutions US LLC and is also the chief compliance officer of UBS Hedge Fund Solutions LLC (since 2010). Mr. Pluchino is the chief compliance officer of 12 investment companies (consisting of 62 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.
Robert Sabatino[3]; 46	Vice President	Since 2001	Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director (since 2007)), head of global liquidity portfolio management (since 2015), head of US taxable money markets (from 2009 to 2015), and portfolio manager of UBS AM—Americas region in the short duration fixed income group (since 2000). Mr. Sabatino is a vice president of two investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.
Eric Sanders[3]; 54	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel with UBS Business Solutions US (since 2017) and also with UBS AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.
Philip Stacey[3]; 35	Vice President and Assistant Secretary	Since 2018	Mr. Stacey is an executive director (since 2019) and associate general counsel (since 2017) with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region since 2015. Prior to joining UBS AM—Americas region, Mr. Stacey was a legal associate with the Chicago-based investment manager HFR Asset Management, LLC from 2009 through 2015. Mr. Stacey is a vice president and assistant secretary of 7 investment companies (consisting of 57 portfolios) for which UBS AM serves as investment advisor or manager.
David Walczak[3]; 36	Vice President	Since 2016	Mr. Walczak is an executive director (since 2016), head of US money markets (since 2015) and portfolio manager of UBS AM—Americas region. Mr. Walczak is a vice president of three investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.

38

UBS Ultra Short Income Fund

Supplemental information (unaudited)

Officers (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Keith A. Weller[3]; 58	Vice President and Secretary	Since 1998 (Vice President) and since 2019 (Secretary)	Mr. Weller is an executive director (since 2017) and deputy general counsel (since 2019) (prior to which he was senior associate general counsel) with UBS Business Solutions US LLC and also with UBS AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.

[1]	Officers of the Trust are appointed by the trustees and serve at the pleasure of the board.
[2]	This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.
[3]	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.

39

Trustees

Meyer Feldberg

Chairman

Alan S. Bernikow

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Investment Advisor and Administrator

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

© UBS 2020. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S1709

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. (The registrant has designated the code of ethics adopted pursuant to Sarbanes-Oxley as a “Code of Conduct” to lessen the risk of confusion with its separate code of ethics adopted pursuant to Rule 17j-1 under the 1940 Act.).

Item 3. Audit Committee Financial Expert.

The registrant’s Board has determined that the following person serving on the registrant’s Audit Committee is an “audit committee financial expert” as defined in item 3 of Form N-CSR: Alan S. Bernikow. Mr. Bernikow is independent as defined in item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees:

For the fiscal years ended April 30, 2020 and April 30, 2019, the aggregate Ernst & Young LLP (E&Y) audit fees for professional services rendered to the registrant were approximately $512,458 and $465,808, respectively.

Fees included in the audit fees category are those associated with the annual audits of financial statements and services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees:

In each of the fiscal years ended April 30, 2020 and April 30, 2019, the aggregate audit-related fees billed by E&Y for services rendered to the registrant that are reasonably related to the performance of the audits of the financial statements, but not reported as audit fees, were approximately $60,102 and $60,102, respectively.

Fees included in the audit-related fees category are those associated with the reading and providing of comments on the 2019 and 2018 semiannual financial statements.

There were no audit-related fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(c)	Tax Fees:

In each of the fiscal years ended April 30, 2020 and April 30, 2019, the aggregate tax fees billed by E&Y for professional services rendered to the registrant were approximately $175,500 and $112,030, respectively.

Fees included in the tax fees category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audits. This category comprises fees for review of tax compliance, tax return preparation and excise tax calculations.

There were no tax fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(d)	All Other Fees:

In each of the fiscal years ended April 30, 2020 and April 30, 2019, there were no fees billed by E&Y for products and services, other than the services reported in Item 4(a)-(c) above, rendered to the registrant.

Fees included in the all other fees category would consist of services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the registrant.

There were no “all other fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(e)	(1) Audit Committee Pre-Approval Policies and Procedures:

The registrant’s Audit Committee (“audit committee”) has adopted an “Audit Committee Charter (Amended and Restated as of September 14, 2016)” (the “charter”). The charter contains the audit committee’s pre-approval policies and procedures. Reproduced below is an excerpt from the charter regarding pre-approval policies and procedures:

The [audit] Committee shall:

…

2.

Pre-approve (a) all audit and permissible non-audit services[1] to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to UBS AM and any Covered Service Providers, if the engagement relates directly to the operations and financial reporting of the Fund. In carrying out this responsibility, the Committee shall seek periodically from UBS AM and from the independent auditors a list of such audit and permissible non-audit services that can be expected to be rendered to the Fund, UBS AM or any Covered Service Providers by the Fund’s independent auditors, and an estimate of the fees sought to be paid in connection with such services. The Committee has delegated its responsibility to pre-approve any such audit and permissible non-audit services not exceeding $100,000 (excluding reasonable out-of-pocket expenses) on an annual basis to the Chairperson. All such pre-approvals will be reported to the full Committee on a quarterly basis at the Committee’s next regularly scheduled meeting after the pre-approval. The Committee may not delegate to management its responsibility to pre-approve services to be performed by the independent auditor. Requests or applications to provide services that require specific pre-approval by the Committee or the Chairperson will be submitted by both the Fund’s independent auditors and the Fund’s Treasurer or other designated Fund officer and must include a joint statement as to whether, in their view, the request or application is consistent with SEC rules on auditor independence. From year to year, the Committee shall report to the Board whether this system of pre-approval has been effective and efficient or whether this Charter should be amended to allow for pre-approval pursuant to such policies and procedures as the Committee shall approve, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than UBS AM or the Fund’s officers).

1 The Committee will not approve non-audit services that the Committee believes may taint the independence of the auditors. Currently, permissible non-audit services include any professional services (including tax services) that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment advisor or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible. Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, UBS AM and any service providers controlling, controlled by or under common control with UBS AM that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors (during the fiscal year in which the permissible non-audit services are provided) by (a) the Fund, (b) UBS AM and (c) any entity controlling, controlled by, or under common control with UBS AM that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)  (2)  Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2020 and April 30, 2019 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2020 and April 30, 2019 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

Tax Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2020 and April 30, 2019 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2020 and April 30, 2019 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

All Other Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2020 and April 30, 2019 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2020 and April 30, 2019 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

(f)

For the fiscal year ended April 30, 2020, if greater than 50%, specify the percentage of hours spent on the audit of the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of E&Y. According to E&Y, such amount was below 50%; therefore, disclosure item not applicable for this filing.

(g)

For the fiscal years ended April 30, 2020 and April 30, 2019, the aggregate fees billed by E&Y of $412,342 and $369,372, respectively, for non-audit services rendered on behalf of the registrant (“covered”), its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser (“non-covered”) that provides (or provided during the relevant fiscal period) services to the registrant for each of the last two fiscal years of the registrant is shown in the table below:

	2020	2019
Covered Services	$235,602	$172,132
Non-Covered Services	176,740	197,240

(h)

The registrant’s audit committee was not required to consider whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a) Included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Asset Management, UBS Building, One North Wacker Drive, Chicago, IL 60606, Attn: Keith A. Weller, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed- End Management Investment Companies.

Not applicable to the registrant.

Item 13. Exhibits.

(a)	(1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a “Code of Conduct”) is filed herewith as Exhibit EX-99.CODE ETH.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)

(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(a)	(4) Change in the registrant’s independent public accountant – Not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

(c)	Disclosure pursuant to Section 13(r) of the Securities Exchange Act of 1934, as amended, is attached hereto as Exhibit EX-99.IRANNOTICE.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Series Funds

By:	/s/ Igor Lasun
Igor Lasun
President

Date: July 9, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Igor Lasun
Igor Lasun
President

Date:	July 9, 2020

By:	/s/ Joanne M. Kilkeary
Joanne M. Kilkeary
Vice President, Treasurer and Principal Accounting Officer

Date:	July 9, 2020